UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

TIAA-CREF Life Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

TIAA-CREF Life Funds	June 30, 2019

TIAA-CREF Life Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Ticker

Growth Equity Fund	TLGQX

Growth & Income Fund	TLGWX

Large-Cap Value Fund	TLLVX

Real Estate Securities Fund	TLRSX

Small-Cap Equity Fund	TLEQX

Social Choice Equity Fund	TLCHX

Stock Index Fund	TLSTX

International Equity Fund	TLINX

Bond Fund	TLBDX

Money Market Fund	TLMXX

Balanced Fund	TLBAX

Semiannual

Report

Understanding this report

This semiannual report contains information about the TIAA-CREF Life Funds and describes their results for the six months ended June 30, 2019. The report contains four main sections:

•	A market review from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of June 30, 2019.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

The TIAA-CREF Life Funds serve as underlying investment vehicles for certain variable annuity and variable life insurance separate accounts. The returns of the funds shown in this review do not reflect the administrative expense and the mortality and expense risk charges of these separate accounts. Because of these additional deductions, the returns contractholders of these separate accounts will experience are lower, for the same periods, than the figures shown here. For more information on the performance of your variable annuity and variable life insurance separate accounts, please visit TIAA.org.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     3

Market review

Domestic and international stock markets posted strong gains for the first six months of 2019 amid continued economic growth. The U.S. economy expanded at a solid pace, and the unemployment rate approached a 50-year low. The Federal Reserve, which had increased the federal funds target rate nine times since 2015, left the rate unchanged during the period and said it would closely monitor economic data and trade policy before making future decisions. Yields on U.S. Treasury securities of all maturities declined during the period. Growth of some foreign economies was a concern, but international stocks gained ground as central banks remained committed to historically low interest rates.

•	Returns for the eight TIAA-CREF Life Funds that invest primarily in equities ranged from a gain of 13.0% for the International Equity Fund to an increase of 21.2% for the Growth Equity Fund.
•	The Balanced Fund advanced 12.4%, while the Bond Fund returned 6.8%.
•	Most of the TIAA-CREF Life Funds outperformed their respective benchmarks.

TIAA-CREF Life Funds performance review

For the six-month period, all of the TIAA-CREF Life Funds advanced and most exceeded their respective benchmarks. U.S. growth equities outperformed value stocks, and large-cap equities surpassed small-cap shares. U.S. stocks exceeded foreign equities and, overall, stocks outpaced bonds.

The Growth Equity Fund’s 21.2% return fell short of its Russell 1000® Growth Index benchmark. The Growth & Income Fund and the Large-Cap Value Fund gained 20.0% and 17.0%, respectively, to outpace their corresponding S&P 500® Index and Russell 1000 Value Index benchmarks. The Small-Cap Equity Fund exceeded its Russell 2000® Index benchmark by advancing 18.3%. The Real Estate Securities Fund rose 20.9%, also outpacing its benchmark, the FTSE Nareit All Equity REITs Index.

The Social Choice Equity Fund, which does not invest in certain stocks because of its environmental, social and governance criteria, gained 18.2%, while the Stock Index Fund rose 18.6%. Both funds fell short of their mutual benchmark, the Russell 3000® Index. The International Equity Fund, which invests in developed foreign markets, returned 13.0% but underperformed the MSCI EAFE Index.

The Bond Fund advanced 6.8% and surpassed the Bloomberg Barclays U.S. Aggregate Bond Index. The Balanced Fund, which invests in both stock and bond funds, exceeded its composite index benchmark with a gain of 12.4%, while the Money Market Fund benefited from higher interest rates. For details on all of the TIAA-CREF Life Funds, please see the commentaries starting on page 10.

4      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

Market review

U.S. stocks posted strong gains

The domestic stock market, as represented by the broad-based Russell 3000 Index, advanced 18.7% over the six-month period. Domestic equities generated most of their gains during the first three months of the period. International stocks, as measured in U.S.-dollar terms by the MSCI EAFE Index, gained 14.0%.

U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 6.1% as yields on U.S. Treasury securities of all maturities declined (bond yields move in the opposite direction of prices).

How quickly things can change

Late in 2018, investors fretted over a slowing global economy, continued trade tensions and the potential for further Fed rate increases. Stock markets fell sharply in response to those concerns, but market sentiment shifted when the Fed announced it would be patient about decisions to raise rates in the future. Stocks came roaring out of the gate in 2019, and most asset classes produced exceptional gains in the first half of the year.

Brad Finkle

It would have been difficult to predict such a powerful market recovery in the waning months of 2018. Likewise, no one knows for certain where markets are headed for the balance of 2019 and beyond. Please keep in mind that past performance cannot guarantee future results. Events of the recent past reinforce our belief that a well-balanced and diversified portfolio of assets is a prudent way for investors to manage whatever changes lie ahead. Of course, diversification does not guarantee against market loss.

As always, we recommend that you speak with your financial advisor or call a TIAA financial consultant with any questions about your investments. To learn more, visit us at TIAA.org or call 800-842-2252. We would be happy to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     5

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Life Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Life Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.

Fund management

The TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

6      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

About the funds’ benchmarks

Equity indexes

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia, and the Far East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The FTSE Nareit All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     7

About the funds’ benchmarks

Fixed-income index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Multi-asset class indexes

Composite benchmark

The Balanced Fund Composite Index is a composite of three unmanaged benchmark indexes, each of which represents one of the three market sectors in which the underlying funds invest: domestic equity (Russell 3000 Index), international equity (MSCI EAFE Index), and fixed income (Bloomberg Barclays U.S. Aggregate Bond Index). The Fund’s composite benchmark combines those public indexes in proportions that reflect the Fund’s target market sector allocations.

Broad market index

The Morningstar Moderately Conservative Target Risk Index has a 40% global equity market exposure based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderately Conservative Target Risk Index reflect a multi-asset class exposure and similar risk profile as the Balanced Fund.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

FTSE International Limited (“FTSE”) © FTSE 2019. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

8      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

Important information about expenses

All shareholders of the TIAA-CREF Life Funds incur ongoing costs, including management fees and other fund expenses.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds. Shareholders of the TIAA-CREF Life Funds do not incur a sales charge on purchases, on reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2019–June 30, 2019).

Actual expenses

The first line in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     9

Growth Equity Fund

Performance for the six months ended June 30, 2019

The Growth Equity Fund returned 21.19% for the period, compared with the 21.49% return of its benchmark, the Russell 1000® Growth Index. For the twelve months ended June 30, 2019, the Fund returned 9.10%, versus 11.56% for the index.

The U.S. economy continued to grow with moderate inflation for the six-month period. Unemployment declined to 3.6% in April—its lowest level in nearly half a century—but ended the period at 3.7% in June. Core inflation, which includes all items except food and energy, rose 2.1% for the twelve months ended June 30, 2019. The Federal Reserve left the federal funds target rate, a key short-term interest-rate measure, unchanged at 2.25%–2.50%. However, the Fed indicated that it would continue to closely monitor economic data and trade policy. The broad U.S. stock market, as measured by the Russell 3000® Index, gained 18.71% for the six months. Growth shares outperformed value stocks, while mid-cap equities outpaced both large- and small-cap shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Fund produced a sizable gain but trailed its benchmark

All ten industry sectors in the Russell 1000 Growth Index (utilities are no longer represented) advanced for the six months. The information technology (up 29.4%), consumer discretionary (up 21.8%) and communication services (up 20.9%) sectors contributed most to the index’s return. Together, these three sectors represented nearly 60.0% of the benchmark’s total market capitalization on June 30, 2019. The materials, financials and real estate sectors each produced solid returns that surpassed the index. Industrials, consumer staples and energy also gained but trailed the index. Health care (up 7.6%) was the worst-performing sector during the period.

The Fund underperformed its benchmark during the period as certain allocation decisions did not perform as anticipated. An overweight position in Tesla was the Fund’s largest detractor from relative performance. The electric vehicle manufacturer fell after price targets were reduced. Out-of-benchmark positions in poorly performing telecommunications firms Qualcomm and Nokia also hampered performance.

Conversely, avoiding exposure to biopharmaceutical company AbbVie and health insurer UnitedHealth Group boosted returns. AbbVie struggled on news of new generic drug competition in Europe. UnitedHealth Group was hurt by concerns about the potential of a Medicare-for-all program. An overweight position in Mastercard, which posted sizable double-digit gains, also benefited the Fund.

10      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

Growth Equity Fund

Performance as of June 30, 2019

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net
Growth Equity Fund	4/3/00	21.19%	9.10%	13.75%	16.42%	0.56%	0.52%
Russell 1000® Growth Index	—	21.49	11.56	13.39	16.28	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2019

Growth Equity Fund	Beginning account value (1/1/19)	Ending account value (6/30/19)	Expenses paid during period* (1/1/19–6/30/19)

Actual return	$1,000.00	$ 1,211.94	$2.85

5% annual hypothetical return	1,000.00	1,022.22	2.61

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2019. The Fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     11

Growth Equity Fund

Fund profile

as of 6/30/2019

Net assets	$117.16 million

Portfolio turnover rate*	50%

Number of holdings	86

Weighted median market capitalization	$116.83 billion

Price/earnings ratio (weighted 12-month trailing average)†	34.7

*	The portfolio turnover rate covers the six-month period from January 1, 2019–June 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2019

More than $50 billion	71.8

More than $15 billion–$50 billion	23.4

More than $2 billion–$15 billion	4.8
Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2019
Information technology	39.7

Communication services	16.5

Health care	15.2

Consumer discretionary	14.6

Industrials	5.8

Materials	3.3

Financials	2.1

Consumer staples	1.5

Short-term investments, other assets & liabilities, net	1.3
Total	100.0

12      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

Growth & Income Fund

Performance for the six months ended June 30, 2019

The Growth & Income Fund returned 19.95% for the period, compared with the 18.54% return of its benchmark, the S&P 500® Index. For the twelve months ended June 30, 2019, the Fund returned 6.74%, versus 10.42% for the index.

The U.S. economy continued to grow with moderate inflation for the six-month period. Unemployment declined to 3.6% in April—its lowest level in nearly half a century—but ended the period at 3.7% in June. Core inflation, which includes all items except food and energy, rose 2.1% for the twelve months ended June 30, 2019. The Federal Reserve left the federal funds target rate, a key short-term interest-rate measure, unchanged at 2.25%–2.50%. However, the Fed indicated that it would continue to closely monitor economic data and trade policy.

The S&P 500 Index, a market capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy, trailed the broad U.S. stock market, as measured by the Russell 3000® Index, which gained 18.71% for the six months. The broad Russell 3000 Index includes mid-cap equities, which surpassed large-cap stocks for the year.

Fund’s double-digit gain surpassed that of its benchmark

All but one of the eleven industry sectors within the S&P 500 Index had double-digit gains for the six months. Information technology (up 27.1%)—the benchmark’s largest sector—performed best, followed by consumer discretionary (up 21.8%), industrials (up 21.4%), real estate (up 20.4%) and communication services (up 19.1%). Together, these five sectors represented over one-half of the total market capitalization of the index on June 30, 2019. Health care, the second-largest sector, had the only single-digit return at 8.1%. This was mainly due to political commentary pressuring the industry.

The Fund outperformed its benchmark, the S&P 500 Index, due to strong stock selection. The leading contributors to outperformance were an underweight position in poorly performing UnitedHealth Group, followed by out-of-benchmark holdings in Universal Display, a manufacturer of organic light-emitting diode technologies, and Zscaler, a provider of cloud security solutions.

Not all of the Fund’s holdings performed as anticipated. The largest detractor was an out-of-benchmark position in Israeli drug maker Teva Pharmaceutical. The second-largest was an overweight investment in biopharmaceutical company AbbVie. Not owning Visa also hindered relative performance as it posted strong gains, although this was partly offset by an overweight position in MasterCard, which also rose substantially.

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     13

Growth & Income Fund

Performance as of June 30, 2019

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net
Growth & Income Fund	4/3/00	19.95%	6.74%	10.01%	14.29%	0.56%	0.52%
S&P 500® Index	—	18.54	10.42	10.71	14.70	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2019

Growth & Income Fund	Beginning account value (1/1/19)	Ending account value (6/30/19)	Expenses paid during period* (1/1/19–6/30/19)

Actual return	$1,000.00	$ 1,199.49	$2.84

5% annual hypothetical return	1,000.00	1,022.22	2.61

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2019. The Fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

14      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

Growth & Income Fund

Fund profile

as of 6/30/2019

Net assets	$150.17 million

Portfolio turnover rate*	31%

Number of holdings	183

Weighted median market capitalization	$97.92 billion

Price/earnings ratio (weighted 12-month trailing average)†	24.6

*	The portfolio turnover rate covers the six-month period from January 1, 2019–June 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2019

More than $50 billion	64.1

More than $15 billion–$50 billion	21.0

More than $2 billion–$15 billion	14.6

$2 billion or less	0.3
Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2019

Information technology	23.2

Health care	16.6

Communication services	10.9

Financials	10.8

Industrials	9.2

Consumer discretionary	8.6

Consumer staples	8.4

Energy	4.9

Materials	4.1

Utilities	2.1

Real estate	1.2
Total	100.0

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     15

Large-Cap Value Fund

Performance for the six months ended June 30, 2019

The Large-Cap Value Fund returned 17.02% for the period, compared with the 16.24% return of its benchmark, the Russell 1000® Value Index. For the twelve months ended June 30, 2019, the Fund returned 1.71%, versus 8.46% for the index.

The U.S. economy continued to grow with moderate inflation for the six-month period. Unemployment declined to 3.6% in April—its lowest level in nearly half a century—but ended the period at 3.7% in June. Core inflation, which includes all items except food and energy, rose 2.1% for the twelve months ended June 30, 2019. The Federal Reserve left the federal funds target rate, a key short-term interest-rate measure, unchanged at 2.25%–2.50%. However, the Fed indicated that it would continue to closely monitor economic data and trade policy. The broad U.S. stock market, as measured by the Russell 3000® Index, gained 18.71% for the six months. Growth shares outperformed value stocks, while mid-cap equities outpaced both large- and small-cap shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Fund’s strong gain exceeded that of its benchmark

All eleven industry sectors in the Russell 1000 Value Index generated double-digit gains for the six months. Financials (up 16.3%) performed nearly in line with the index but was the top contributor to the index’s return because of its heavy weighting. Industrials (up 26.6%) and information technology (up 22.2%) posted the strongest gains and also made sizable return contributions, as did health care (up 10.7%), the largest sector after financials. Together, these four sectors represented more than one-half of the benchmark’s total market capitalization on June 30, 2019. Following health care, energy (up 12.4%) and materials (up 13.7%) recorded the weakest gains.

The Fund outperformed its benchmark mainly because of numerous successful stock selections. The top contributor to relative results was an overweight investment in Citigroup, which reported solid growth in its U.S. consumer banking division. Other top contributors included an overweight position in Ball Corporation and a nonbenchmark position in Crown Holdings. These two packaging companies benefited from strong global demand for beverage containers.

Several unfavorable stock allocations limited the Fund’s relative performance, particularly in the health care sector, where the potential for increased government regulation was a headwind. The top detractors were an overweight position in Cigna, an out-of-index holding in UnitedHealth Group and an overweight position in Anthem.

16      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

Large-Cap Value Fund

Performance as of June 30, 2019

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net
Large-Cap Value Fund	10/28/02	17.02%	1.71%	5.55%	11.78%	0.63%	0.52%
Russell 1000® Value Index	—	16.24	8.46	7.46	13.19	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2019

Large-Cap Value Fund	Beginning account value (1/1/19)	Ending account value (6/30/19)	Expenses paid during period* (1/1/19–6/30/19)

Actual return	$1,000.00	$ 1,170.16	$2.80

5% annual hypothetical return	1,000.00	1,022.22	2.61

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2019. The Fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     17

Large-Cap Value Fund

Fund profile

as of 6/30/2019

Net assets	$69.87 million

Portfolio turnover rate*	13%

Number of holdings	83

Weighted median market capitalization	$127.38 billion

Price/earnings ratio (weighted 12-month trailing average)†	17.9

*	The portfolio turnover rate covers the six-month period from January 1, 2019–June 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2019

More than $50 billion	75.3

More than $15 billion – $50 billion	18.9

More than $2 billion – $15 billion	5.8

Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2019

Financials	24.2

Health care	15.7

Information technology	12.0

Industrials	11.4

Energy	8.2

Communication services	7.1

Consumer staples	6.4

Utilities	4.9

Materials	4.4

Consumer discretionary	3.6

Real estate	1.7

Short-term investments, other assets & liabilities, net	0.4

Total	100.0

18      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

Real Estate Securities Fund

Performance for the six months ended June 30, 2019

The Real Estate Securities Fund returned 20.88% for the period, compared with the 19.27% return of its benchmark, the FTSE Nareit All Equity REITs Index. For the twelve months ended June 30, 2019, the Fund returned 14.01%, versus 13.01% for the index.

REITs, as measured by the benchmark index, posted double-digit gains for the six months, supported by favorable property fundamentals, a strong labor market and ongoing economic growth. Unemployment declined to 3.6% in April—its lowest level in nearly half a century—but ended the period at 3.7% in June. Core inflation, which includes all items except food and energy, rose 2.1% for the twelve months ended June 30, 2019.

Amid continued U.S. economic growth, the Federal Reserve left the federal funds target rate, a key short-term interest-rate measure, unchanged at 2.25%–2.50%. However, the Fed indicated that it would continue to closely monitor economic data and trade policy. Yields on U.S. Treasury securities of all maturities declined, boosting bond prices (bond yields move in the opposite direction of prices). Short-term government securities offered higher yields than those on most longer-term Treasuries at the end of the period.

Fund produced a sizable gain, surpassed its benchmark

Among the benchmark’s 16 property sectors and subsectors, nearly all advanced for the six months. The largest gains were seen in the industrial (up 32.2%), single family homes (up 29.9%) and data centers (up 29.0%) sectors. Regional malls (down 4.8%) was the only sector to suffer a loss.

For the six-month period, the Fund produced sizable gains and surpassed its benchmark mostly due to favorable security selection. An overweight position in industrial REIT Rexford Industrial Realty contributed most to relative performance, followed by an out-of-benchmark position in technology services company GDS Holdings, which produced high double-digit gains. Not owning poorly performing Macerich, a shopping center REIT, also contributed to the Fund’s relative performance versus the benchmark.

These positive effects were partly offset by an underweight position in telecommunication services company American Tower, which benefited from strong global leasing activity. Overweight positions in Simon Property Group, a commercial real estate company and shopping mall operator, and lodging REIT Sunstone Hotel Investors also limited the Fund’s relative performance as both struggled during the period.

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     19

Real Estate Securities Fund

Performance as of June 30, 2019

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net
Real Estate Securities Fund	10/28/02	20.88%	14.01%	9.42%	16.17%	0.65%	0.57%
FTSE Nareit AII Equity REITs Index	—	19.27	13.01	8.88	16.03	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2019

Real Estate Securities Fund	Beginning account value (1/1/19)	Ending account value (6/30/19)	Expenses paid during period* (1/1/19–6/30/19)

Actual return	$1,000.00	$ 1,208.77	$3.12

5% annual hypothetical return	1,000.00	1,021.97	2.86

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2019. The Fund’s annualized six-month expense ratio for that period was 0.57%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

20      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

Real Estate Securities Fund

Fund profile

as of 6/30/2019

Net assets	$77.15 million

Portfolio turnover rate*	11%

Number of holdings	51

Weighted median market capitalization	$19.24 billion

Price/earnings ratio (weighted 12-month trailing average)†	46.3

*	The portfolio turnover rate covers the six-month period from January 1, 2019–June 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2019

More than $50 billion	16.1

More than $15 billion–$50 billion	39.2

More than $2 billion–$15 billion	44.0

$2 billion or less	0.7

Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2019

Specialized REITs	29.0

Residential REITs	20.8

Industrial REITs	13.7

Office REITs	11.1

Retail REITs	11.0

Health care REITs	7.0

Hotel & resort REITs	3.4

Data processing & outsourced services	1.0

Mortgage REITs	0.9

IT consulting & other services	0.8

Diversified REITs	0.4

Short-term investments, other assets & liabilities, net	0.9

Total	100.0

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     21

Small-Cap Equity Fund

Performance for the six months ended June 30, 2019

The Small-Cap Equity Fund returned 18.29% for the period, compared with the 16.98% return of its benchmark, the Russell 2000® Index. For the twelve months ended June 30, 2019, the Fund returned –0.49%, versus –3.31% for the index.

The U.S. economy continued to grow with moderate inflation for the six-month period. Unemployment declined to 3.6% in April—its lowest level in nearly half a century—but ended the period at 3.7% in June. Core inflation, which includes all items except food and energy, rose 2.1% for the twelve months ended June 30, 2019. The Federal Reserve left the federal funds target rate, a key short-term interest-rate measure, unchanged at 2.25%–2.50%. However, the Fed indicated that it would continue to closely monitor economic data and trade policy. The broad U.S. stock market, as measured by the Russell 3000® Index, gained 18.71% for the six months. Growth shares outperformed value stocks, while mid-cap equities outpaced both large- and small-cap shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Fund posted a strong gain, surpassed its benchmark

All eleven industry sectors in the Russell 2000 Index advanced for the period, with eight posting double-digit gains. Information technology (up 25.9%) and industrials (up 21.6%) generated the strongest returns and were the top contributors to the performance of the index. Gains in health care (up 16.5%) and financials (up 14.3%)—the index’s two biggest sectors—were more subdued; however, both still made significant return contributions. Together, these four sectors represented more than 60.0% of the benchmark’s total market capitalization on June 30, 2019. Consumer staples (up 4.0%) and communication services (up 8.6%) were the worst-performing sectors.

The Fund outperformed its benchmark primarily due to overweight positions in stocks that delivered exceptional gains. The top contributors to relative performance were overweight holdings in Roku, a maker of streaming video devices that experienced rapid growth in user accounts, and Lantheus, a medical imaging company that reported robust sales of key products. The next-largest contributor was an overweight position in medical genetics firm Invitae.

Conversely, the largest detractor was an overweight position in USANA Health Sciences, a nutrition company that announced a decrease in sales, in part due to headwinds from foreign currency conversions. Overweight investments in poorly performing Vanda Pharmaceuticals and Green Dot, a provider of prepaid debit cards, also hindered the Fund’s relative return.

22      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

Small-Cap Equity Fund

Performance as of June 30, 2019

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net
Small-Cap Equity Fund	10/28/02	18.29%	–0.49%	7.98%	14.00%	0.66%	0.53%
Russell 2000® Index	—	16.98	–3.31	7.06	13.45	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2019

Small-Cap Equity Fund	Beginning account value (1/1/19)	Ending account value (6/30/19)	Expenses paid during period* (1/1/19–6/30/19)

Actual return	$1,000.00	$ 1,182.92	$2.87

5% annual hypothetical return	1,000.00	1,022.17	2.66

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2019. The Fund’s annualized six-month expense ratio for that period was 0.53%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     23

Small-Cap Equity Fund

Fund profile

as of 6/30/2019

Net assets	$52.28 million

Portfolio turnover rate*	66%

Number of holdings	366

Weighted median market capitalization	$2.04 billion

Price/earnings ratio (weighted 12-month trailing average)†	32.4

*	The portfolio turnover rate covers the six-month period from January 1, 2019–June 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2019

More than $50 billion	0.2

More than $15 billion – $50 billion	1.2

More than $2 billion – $15 billion	50.1

$2 billion or less	48.5

Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2019
Industrials	16.4

Financials	16.4

Health care	16.3

Information technology	11.9

Consumer discretionary	11.1

Real estate	8.6

Materials	4.9

Energy	4.8

Consumer staples	3.9

Utilities	3.2

Communication services	2.6

Short-term investments, other assets & liabilities, net	–0.1

Total	100.0

24      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

Social Choice Equity Fund

Performance for the six months ended June 30, 2019

The Social Choice Equity Fund returned 18.16% for the period, compared with the 18.71% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2019, the Fund returned 8.84%, versus 8.98% for the index. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Because of its ESG criteria, the Fund did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these companies produced mixed results, but the net effect was that the Fund trailed its benchmark.

Not being invested in Mastercard, Visa and General Electric (GE) hindered performance versus the benchmark. Mastercard and Visa benefited from global growth in digital payments. GE suffered a rough couple of years, but recently reported improved earnings helped by new aviation deals.

Conversely, avoiding some stocks was beneficial, especially Berkshire Hathaway, Pfizer and Johnson & Johnson. Berkshire Hathaway’s stock stalled after Warren Buffet suggested it could be overvalued. Pfizer’s stock was negatively impacted by the potential for sweeping changes to the U.S. health care system and the public’s focus on high drug prices. Investors turned bearish on Johnson & Johnson given the recent opioid crisis.

Fund’s double-digit gain lagged that of its benchmark

To compensate for the Fund’s exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

Among stocks the Fund held, underweights in Facebook and Amazon.com and an overweight in Occidental Petroleum detracted most. Facebook’s earnings topped Wall Street estimates, despite an anticipated fine from the Federal Trade Commission over privacy violations. Amazon.com reported higher-than-expected profits, highlighted by Amazon Web Services (AWS), Fire TV’s 30 million active users and personal-voice assistant Alexa. Occidental Petroleum beat out Chevron to acquire Anadarko Petroleum, leaving investors concerned about high debt.

In contrast, the Fund benefited from overweight positions in Copart, Netflix and Kinder Morgan. Online automotive dealer Copart reported strong financial results. Netflix attracted a record 9.5 million new paying subscribers in the first quarter of 2019. Energy infrastructure company Kinder Morgan benefited from strength in its natural gas pipeline business.

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     25

Social Choice Equity Fund

Performance as of June 30, 2019

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net
Social Choice Equity Fund	4/3/00	18.16%	8.84%	9.06%	13.90%	0.32%	0.22%
Russell 3000® Index	—	18.71	8.98	10.19	14.67	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2019

Social Choice Equity Fund	Beginning account value (1/1/19)	Ending account value (6/30/19)	Expenses paid during period* (1/1/19–6/30/19)

Actual return	$1,000.00	$ 1,181.58	$1.19

5% annual hypothetical return	1,000.00	1,023.70	1.10

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2019. The Fund’s annualized six-month expense ratio for that period was 0.22%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

26      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

Social Choice Equity Fund

Fund profile

as of 6/30/2019

Net assets	$64.50 million

Portfolio turnover rate*	15%

Number of holdings	616

Weighted median market capitalization	$56.72 billion

Price/earnings ratio (weighted 12-month trailing average)†	23.4

*	The portfolio turnover rate covers the six-month period from January 1, 2019–June 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2019

More than $50 billion	54.4

More than $15 billion – $50 billion	29.9

More than $2 billion – $15 billion	12.8

$2 billion or less	2.9

Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2019

Information technology	20.8

Financials	14.8

Health care	13.4

Consumer discretionary	11.2

Industrials	10.1

Communication services	8.2

Consumer staples	6.0

Energy	4.8

Real estate	4.2

Utilities	3.3

Materials	3.0

Short-term investments, other assets & liabilities, net	0.2

Total	100.0

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     27

Stock Index Fund

Performance for the six months ended June 30, 2019

The Stock Index Fund returned 18.64% for the period, compared with the 18.71% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2019, the Fund returned 8.93%, versus 8.98% for the index.

For the six-month period, the Fund’s return underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

The U.S. economy continued to grow with moderate inflation for the six-month period. Unemployment declined to 3.6% in April—its lowest level in nearly half a century—but ended the period at 3.7% in June. Core inflation, which includes all items except food and energy, rose 2.1% for the twelve months ended June 30, 2019. The Federal Reserve left the federal funds target rate, a key short-term interest-rate measure, unchanged at 2.25%–2.50%. However, the Fed indicated that it would continue to closely monitor economic data and trade policy. The performance of the broad U.S. stock market, as measured by the Russell 3000 Index, was positive across investment styles and capitalization sizes. Growth shares outperformed value stocks, while mid-cap equities outpaced both large- and small-cap shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Information technology led the benchmark to a double-digit gain

All eleven sectors in the benchmark delivered positive performance for the six months. Information technology (up 27.6%)—the largest sector in the benchmark—and financials (up 17.2%) contributed most to the index’s return. Industrials (up 22.1%) and consumer discretionary (up 19.8%) also made strong contributions. Together, these four sectors represented more than one-half of the index’s total market capitalization on June 30, 2019. Consumer staples, real estate, energy, materials and utilities advanced but had less of an impact on returns due to their smaller weightings. Health care (up 9.8%) had the lowest return.

For the six-month period, four of the benchmark’s five largest stocks outperformed the benchmark’s overall return. Facebook performed best with a sizable double-digit gain, followed by Microsoft. Apple was next, rising on strong revenue growth. Amazon.com also posted an impressive double-digit return. Alphabet, the parent company of Google, lagged amid slower advertising growth.

28      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

Stock Index Fund

Performance as of June 30, 2019

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net
Stock Index Fund	1/4/99	18.64%	8.93%	10.12%	14.58%	0.10%	0.09%
Russell 3000® Index	—	18.71	8.98	10.19	14.67	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2019

Stock Index Fund	Beginning account value (1/1/19)	Ending account value (6/30/19)	Expenses paid during period* (1/1/19–6/30/19)

Actual return	$1,000.00	$ 1,186.42	$0.49

5% annual hypothetical return	1,000.00	1,024.35	0.45

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2019. The Fund’s annualized six-month expense ratio for that period was 0.09%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     29

Stock Index Fund

Fund profile

as of 6/30/2019

Net assets	$523.47 million

Portfolio turnover rate*	2%

Number of holdings	2,887

Weighted median market capitalization	$73.65 billion

Price/earnings ratio (weighted 12-month trailing average)†	24.0

*	The portfolio turnover rate covers the six-month period from January 1, 2019–June 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2019

More than $50 billion	57.9

More than $15 billion – $50 billion	21.8

More than $2 billion – $15 billion	17.0

$2 billion or less	3.3
Total	100.0

Portfolio composition

Sector	% of net assets as of 6/30/2019

Information technology	21.1

Health care	14.0

Financials	13.4

Consumer discretionary	10.4

Industrials	10.1

Communication services	9.2

Consumer staples	6.4

Energy	4.7

Real estate	4.0

Utilities	3.2

Materials	3.0

Short-term investments, other assets & liabilities, net	0.5
Total	100.0

30      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

International Equity Fund

Performance for the six months ended June 30, 2019

The International Equity Fund returned 13.01% for the period, compared with the 14.03% return of its benchmark, the MSCI EAFE Index. For the twelve months ended June 30, 2019, the Fund returned –9.27%, versus 1.08% for the index.

Stock prices rose in both developed- and emerging-markets countries for the six-month period, rebounding from sharp declines late in 2018. Economies in the eurozone grew at an annualized rate of 1.2% in the first quarter of 2019, and unemployment fell to a decade-low level of 7.5% in May 2019. The Chinese economy grew at a solid pace during the first quarter of 2019, aided by stronger industrial production. The U.S. Federal Reserve left the federal funds target rate unchanged at 2.25%–2.50%. The European Central Bank said it would maintain its benchmark interest rates at their current low levels until at least mid-2020.

All of the country components within the MSCI EAFE Index, which includes 21 developed nations outside North America, advanced in both U.S.-dollar and local-currency terms for the six months.

Fund’s double-digit gain fell short of its benchmark

The Fund lagged its benchmark mainly due to allocation decisions that did not perform as anticipated. Overweight positions in German tourism-services provider TUI, Japanese machinery manufacturer IHI and French hotel operator Accor detracted most from the Fund’s relative performance.

Conversely, several holdings made notable contributions, namely an overweight position in French energy management solutions provider Schneider Electric, a nonbenchmark investment in German industrial gases producer Linde and an overweight position in Japanese game maker Nintendo. All three posted substantial double-digit gains.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     31

International Equity Fund

Performance as of June 30, 2019

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net

International Equity Fund	4/3/00	13.01%	–9.27%	0.57%	6.91%	0.71%	0.60%

MSCI EAFE® Index	—	14.03	1.08	2.25	6.90	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2019

International Equity Fund	Beginning account value (1/1/19)	Ending account value (6/30/19)	Expenses paid during period* (1/1/19–6/30/19)

Actual return	$1,000.00	$ 1,130.13	$3.17

5% annual hypothetical return	1,000.00	1,021.82	3.01

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2019. The Fund’s annualized six-month expense ratio for that period was 0.60%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

32      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

International Equity Fund

Fund profile

as of 6/30/2019

Net assets	$96.01 million

Portfolio turnover rate*	61%

Number of holdings	70

Weighted median market capitalization	$32.85 billion

Price/earnings ratio (weighted 12-month trailing average)†	14.3

*	The portfolio turnover rate covers the six-month period from January 1, 2019–June 30, 2019, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 6/30/2019

Industrials	19.8

Consumer discretionary	17.6

Financials	15.5

Materials	13.9

Consumer staples	9.4

Information technology	8.8

Health care	7.4

Communication services	3.9

Energy	1.5

Real estate	0.5

Short-term investments, other assets & liabilities, net	1.7

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2019

More than $50 billion	36.9

More than $15 billion–$50 billion	38.8

More than $2 billion–$15 billion	24.2

$2 billion or less	0.1

Total	100.0

Holdings by country

% of portfolio investments as of 6/30/2019

United Kingdom	19.6

Japan	16.9

France	16.6

Germany	10.9

Switzerland	7.4

Italy	6.1

Denmark	4.5

Sweden	3.5

8 other nations	11.2

Short-term investments	3.3

Total	100.0

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     33

Bond Fund

Performance for the six months ended June 30, 2019

The Bond Fund returned 6.83% for the period, compared with the 6.11% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2019, the Fund returned 8.19%, versus 7.87% for the index.

The U.S. economy continued to grow with moderate inflation for the six-month period. Unemployment declined to 3.6% in April—its lowest level in nearly half a century—but ended the period at 3.7% in June. Core inflation, which includes all items except food and energy, rose 2.1% for the twelve months ended June 30, 2019.

The Federal Reserve left the federal funds target rate, a key short-term interest-rate measure, unchanged at 2.25%–2.50%. However, the Fed indicated that it would continue to closely monitor economic data and trade policy. Yields on U.S. Treasury securities of all maturities declined, boosting bond prices (bond yields move in the opposite direction of prices). Short-term government securities offered higher yields than those on most longer-term Treasuries at the end of the period. The resulting “inverted yield curve”—in which short-term yields exceeded long-term yields—was viewed as significant, as inverted yield curves historically have often preceded periods of slower growth.

Fund surpassed its benchmark, driven by strength in corporate bonds

All of the sectors in the Bloomberg Barclays U.S. Aggregate Bond Index produced positive returns for the six-month period. Corporate bonds, which accounted for 24.7% of the index’s total market capitalization on June 30, 2019, advanced 9.9%, and were a primary driver of the benchmark’s overall performance. Commercial mortgage-backed securities (CMBS) gained 6.6%. U.S. Treasuries, the largest index sector with a weight of 39.0%, returned 5.2%. Mortgage-backed securities (MBS), the benchmark’s second-largest sector at 27.5%, rose 4.2%.

The Fund outperformed its benchmark during the period, primarily due to an overweight position and strong security selection in corporate bonds, including modest positions in high-yield and emerging-markets corporates. Overweight positions in asset-backed securities, CMBS and municipal bonds further contributed. Security selection in CMBS was also beneficial.

Conversely, a short duration position detracted as rates fell during the period (duration is a measure of interest-rate sensitivity). An underweight position in the MBS sector also dampened the Fund’s relative performance.

34      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

Bond Fund

Performance as of June 30, 2019

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net

Bond Fund	7/8/03	6.83%	8.19%	3.33%	4.39%	0.38%	0.35%

Bloomberg Barclays U.S. Aggregate Bond Index	—	6.11	7.87	2.95	3.90	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2019

Bond Fund	Beginning account value (1/1/19)	Ending account value (6/30/19)	Expenses paid during period* (1/1/19–6/30/19)

Actual return	$1,000.00	$1,068.27	$1.79

5% annual hypothetical return	1,000.00	1,023.06	1.76

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2019. The Fund’s annualized six-month expense ratio for that period was 0.35%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     35

Bond Fund

Fund profile

as of 6/30/2019

Net assets	$199.08 million

Portfolio turnover rate*	75%

Portfolio turnover rate, excluding mortgage dollar-roll transactions*	61%

Number of issues	759

Option-adjusted duration‡	5.54 years

Average maturity§	15.16 years

*	The portfolio turnover rate covers the six-month period from January 1, 2019–June 30, 2019, and is not annualized.
‡

Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.

§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

Sector	% of net assets as of 6/30/2019

Corporate bonds	24.0

Mortgage-backed securities	22.4

U.S. Treasury securities	20.2

Foreign government & corporate bonds denominated in U.S. dollars	11.3

Asset-backed securities	7.8

Commercial mortgage-backed securities	6.4

Municipal bonds	3.5

Bank loan obligations	1.2

U.S. agency securities	0.2

Preferred stock	0.1

Short-term investments, other assets & liabilities, net	2.9
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2019

Less than 1 year	5.6

1–3 years	19.8

3–5 years	23.9

5–10 years	37.1

Over 10 years	13.6
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 6/30/2019

U.S. Treasury & U.S. agency securities*	41.9

Aaa/AAA	7.2

Aa/AA	7.0

A/A	13.0

Baa/BBB	24.6

Ba/BB	2.2

B/B	1.9

Below B/B	0.4

Non-rated	1.8
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

36      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

Money Market Fund

Performance for the six months ended June 30, 2019

The Money Market Fund returned 1.14% for the six-month period, compared with the 0.99% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

During the six-month period, the U.S. economy continued to grow with moderate inflation. Unemployment ended the period at 3.7%, while core inflation, which includes all items except food and energy, rose 2.1% for the twelve months ended June 30, 2019. The Federal Reserve left the federal funds target rate, a key short-term interest-rate measure, unchanged at 2.25%–2.50%. However, the Fed indicated that it would continue to closely monitor economic data and trade policy. Yields on U.S. Treasury securities of all maturities declined, boosting bond prices (bond yields move in the opposite direction of prices).

Yields on LIBOR—a key interest-rate benchmark for money market funds—also dropped. One-month LIBOR yields declined from 2.51% on January 2, 2019, to 2.40% on June 28, 2019. Over the same period, three-month LIBOR declined from 2.79% to 2.32%; six-month LIBOR declined from 2.87% to 2.20%; and twelve-month LIBOR declined from 3.00% to 2.18%. LIBOR is an indication of the interest rates that banks expect to pay to other banks for loans on the London market and is the most widely used benchmark for short-term rates. LIBOR will be phased out as a money market benchmark in 2021 and will be replaced by SOFR—the Secured Overnight Financing Rate—which is transaction based.

Fund outpaced the iMoneyNet average

For the six-month period, the Money Market Fund outperformed the iMoneyNet government fund average. In pursuit of additional yield, the Fund continued to invest in longer-dated floating-rate government agency securities, which was generally beneficial. As of June 25, 2019, the Fund’s weighted average maturity (WAM) was 45 days, versus 28 days for the iMoneyNet government fund average, and this longer WAM also benefited the Fund’s relative performance. iMoneyNet releases their data on a weekly basis, and June 25 was the last date of release for the month.

Effective June 1, 2019, Michael Ferraro is no longer a portfolio manager of the Money Market Fund. Joseph Rolston continues to be a portfolio manager on the Fund.

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     37

Money Market Fund

Net annualized yield for the 7 days ended June 25, 2019§

	Current yield	Effective yield
Money Market Fund	2.23%	2.26%
iMoneyNet Money Fund Averages™—All Government‡	1.93	1.95

The current yield more closely reflects current earnings than does the total return.

§	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2019

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net
Money Market Fund	7/8/03	1.14%	2.14%	0.77%	0.42%	0.24%	0.15%
iMoneyNet Money Fund Averages™—All Government‡	—	0.99	1.84	0.59	0.30	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

‡

The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.

38      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

Money Market Fund

Expense example

Six months ended June 30, 2019

Money Market Fund	Beginning account value (1/1/19)	Ending account value (6/30/19)	Expenses paid during period* (1/1/19–6/30/19)

Actual return	$1,000.00	$ 1,011.38	$0.75

5% annual hypothetical return	1,000.00	1,024.05	0.75

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2019. The Fund’s annualized six-month expense ratio for that period was 0.15%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 6/30/2019

Net assets	$108.44 million

Number of issues	97

Portfolio composition

Sector	% of net assets as of 6/30/2019

U.S. government agency securities*	69.8

Floating-rate securities, government*	18.7

U.S. Treasury securities*	11.0

Short-term investments, other assets & liabilities, net	0.5

Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     39

Balanced Fund

Performance for the six months ended June 30, 2019

The Balanced Fund returned 12.43% for the period, compared with the 12.02% return of its benchmark, the Balanced Fund Composite Index, which is a weighted average of the Russell 3000® Index, the MSCI EAFE Index and the Bloomberg Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2019, the Fund returned 6.01%, versus 8.10% for the index.

The U.S. economy continued to grow with moderate inflation for the six-month period. Unemployment declined to 3.6% in April—its lowest level in nearly half a century—but ended the period at 3.7% in June. Core inflation, which includes all items except food and energy, rose 2.1% for the twelve months ended June 30, 2019. The Federal Reserve left the federal funds target rate, a key short-term interest-rate measure, unchanged at 2.25%–2.50%. However, the Fed indicated that it would continue to closely monitor economic data and trade policy.

U.S. stocks, as measured by the broad Russell 3000 Index, rose 18.71% for the six months. Growth shares outperformed value stocks, while mid-cap equities outpaced both large- and small-cap shares. (Returns by investment style and capitalization size are based on the Russell indexes.) The MSCI EAFE Index, which measures the performance of stocks in 21 developed markets outside North America, gained 14.03%. (The MSCI EAFE Index returns are in U.S. dollars.) The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, rose 6.11%, driven by declining market yields as well as strength in the corporate bond sector.

Fund surpassed its benchmark, driven by strength in U.S. bond and stock funds

For the six-month period, the Fund’s absolute performance benefited from the positive returns of both stocks and bonds held by the underlying funds of the Balanced Fund. The Growth Equity Fund posted the largest gain, followed closely by the Real Estate Securities Fund.

The Fund outperformed its composite benchmark for the period, helped by the strength of its underlying U.S. fixed-income and equity funds. Among them, the Bond Fund was the largest contributor, followed by the Growth & Income Fund and the Large-Cap Value Fund.

Conversely, the International Equity Fund detracted most from the Fund’s performance relative to its benchmark.

40      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

Balanced Fund

Performance as of June 30, 2019

		Total return		Average annual total return			Annual operating expenses*#
	Inception date	6 months	1 year	5 years	since inception		gross	net

Balanced Fund	1/31/14	12.43%	6.01%	5.73%	6.33%		0.62%	0.51%

Balanced Fund Composite Index†	—	12.02	8.10	5.95	6.67	§	—	—

Broad market index
Morningstar Moderately Conservative Target Risk Index	—	9.85	7.27	4.42	5.11	§	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least April 30, 2020, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

#	These expenses include underlying fund expenses.
†

As of the close of business on June 30, 2019, the Balanced Fund Composite Index consisted of: 50.0% Bloomberg Barclays U.S. Aggregate Bond Index; 40.0% Russell 3000® Index; and 10.0% MSCI EAFE® Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

§	Performance is calculated from the inception date of the Fund.

TIAA-CREF Life Funds  ◾  2019 Semiannual Report     41

Balanced Fund

Expense example

Six months ended June 30, 2019

Balanced Fund	Beginning account value (1/1/19)	Ending account value (6/30/19)	Expenses paid during period* (1/1/19–6/30/19)	Effective expenses paid during period† (1/1/19–6/30/19)

Actual return	$1,000.00	$1,124.31	$0.53	$2.69

5% annual hypothetical return	1,000.00	1,024.30	0.50	2.56

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2019. The Fund’s annualized six-month expense ratio for that period was 0.10%. The expense charges of the Fund may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the Fund would be higher and its performance lower.

†

“Effective expenses paid during period” is based on the Fund’s total expense ratio for the most recent fiscal half-year, which includes the Fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the Fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.51%.

For more information about this expense example, please see page 9.

Fund profile

as of 6/30/2019

Net assets	$64.38 million

Asset allocation

% of net assets as of 6/30/19

Equity

U.S. equity	40.58

International equity	10.12

Fixed income	49.23

Other assets & liabilities, net	0.07

Total	100.00

Target allocation

Equity 50.00% Fixed Income 50.00%

42      2019 Semiannual Report  ∎  TIAA-CREF Life Funds

Summary portfolio of investments (unaudited)

Growth Equity Fund  ▪  June 30, 2019

Shares		Company	Value	% of net assets

COMMON STOCKS
CAPITAL GOODS
12,258		Airbus SE	$1,734,772	1.5%
2,628		Boeing Co	956,618	0.8
2,920		Roper Industries, Inc	1,069,479	0.9
		Other	1,071,936	0.9

			4,832,805	4.1

COMMERCIAL & PROFESSIONAL SERVICES
14,787	*	IHS Markit Ltd	942,228	0.8
		Other	359,585	0.3

			1,301,813	1.1

CONSUMER DURABLES & APPAREL
7,481		Essilor International S.A.	974,938	0.8
33,302		Nike, Inc (Class B)	2,795,703	2.4
		Other	259,026	0.2

			4,029,667	3.4

CONSUMER SERVICES			988,994	0.9

DIVERSIFIED FINANCIALS
12,414		IntercontinentalExchange Group, Inc	1,066,859	0.9
		Other	1,394,747	1.2

			2,461,606	2.1

FOOD, BEVERAGE & TOBACCO
24,274		Coca-Cola Co	1,236,032	1.0
		Other	554,909	0.5

			1,790,941	1.5

HEALTH CARE EQUIPMENT & SERVICES
4,808	*	Edwards Lifesciences Corp	888,230	0.8
4,502	*	Intuitive Surgical, Inc	2,361,524	2.0
6,119		Stryker Corp	1,257,944	1.1
		Other	957,107	0.8

			5,464,805	4.7

MATERIALS
8,567		Linde plc	1,720,254	1.5
3,618		Sherwin-Williams Co	1,658,093	1.4
		Other	518,658	0.4

			3,897,005	3.3

MEDIA & ENTERTAINMENT
27,854		Activision Blizzard, Inc	1,314,709	1.1
2,843	*	Alphabet, Inc (Class A)	3,078,401	2.6
2,498	*	Alphabet, Inc (Class C)	2,700,113	2.3
22,470	*	Facebook, Inc	4,336,710	3.7
7,869	*	IAC/InterActiveCorp	1,711,744	1.5
6,807	*	NetFlix, Inc	2,500,347	2.1
20,599		Tencent Holdings Ltd	931,886	0.8

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	43

Summary portfolio of investments (unaudited)	continued

Growth Equity Fund  ▪  June 30, 2019

Shares		Company	Value	% of net assets

MEDIA & ENTERTAINMENT—continued
13,752		Walt Disney Co	$1,920,329	1.7%
		Other	399,186	0.4

			18,893,425	16.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
8,050	*	Alexion Pharmaceuticals, Inc	1,054,389	0.9
22,996		AstraZeneca plc	1,879,961	1.6
11,851		Eli Lilly & Co	1,312,972	1.1
3,421	*	Illumina, Inc	1,259,441	1.1
2,988		Lonza Group AG.	1,008,727	0.9
12,364		Merck & Co, Inc	1,036,722	0.9
4,808	*	Vertex Pharmaceuticals, Inc	881,691	0.7
		Other	3,965,171	3.3

			12,399,074	10.5

RETAILING
3,358	*	Amazon.com, Inc	6,358,810	5.4
13,430		Expedia, Inc	1,786,593	1.5
7,796		Home Depot, Inc	1,621,334	1.4
1,757		Kering	1,037,022	0.9
2,515	*	Ulta Beauty, Inc	872,428	0.8
		Other	355,198	0.3

			12,031,385	10.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
16,213		Qualcomm, Inc	1,233,323	1.1
10,156		Texas Instruments, Inc	1,165,503	1.0
7,099		Xilinx, Inc	837,114	0.7
		Other	1,097,944	0.9

			4,333,884	3.7

SOFTWARE & SERVICES
9,486	*	Adobe, Inc	2,795,050	2.4
17,570	*	Akamai Technologies, Inc	1,408,060	1.2
14,024		Automatic Data Processing, Inc	2,318,588	2.0
11,541	*	GoDaddy, Inc	809,601	0.7
10,885		Intuit, Inc	2,844,577	2.4
16,450		MasterCard, Inc (Class A)	4,351,518	3.7
59,665		Microsoft Corp	7,992,723	6.8
26,429	*	PayPal Holdings, Inc	3,025,063	2.6
16,942	*	salesforce.com, Inc	2,570,610	2.2
5,240	*	ServiceNow, Inc	1,438,747	1.2
15,990		Visa, Inc (Class A)	2,775,065	2.4
		Other	2,482,462	2.1

			34,812,064	29.7

TECHNOLOGY HARDWARE & EQUIPMENT
15,572		Apple, Inc	3,082,011	2.6
30,989		Cisco Systems, Inc	1,696,028	1.5
7,337		Motorola Solutions, Inc	1,223,298	1.0

44	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Growth Equity Fund  ▪  June 30, 2019

Shares		Company		Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT—continued
		Other		$1,346,647	1.2%

				7,347,984	6.3

TELECOMMUNICATION SERVICES				385,419	0.3

TRANSPORTATION				701,717	0.6

		TOTAL COMMON STOCKS	(Cost $71,411,875)	115,672,588	98.7

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				800,000	0.7

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
245,564	c	State Street Navigator Securities Lending Government Money Market Portfolio		245,564	0.2

				245,564	0.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,045,564)	1,045,564	0.9

		TOTAL PORTFOLIO	(Cost $72,457,439)	116,718,152	99.6
		OTHER ASSETS & LIABILITIES, NET		438,167	0.4

		NET ASSETS		$117,156,319	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/19, the aggregate value of securities on loan is $239,973. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

At 6/30/19, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $809,183 or 0.7% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	45

Summary portfolio of investments (unaudited)

Growth & Income Fund  ▪  June 30, 2019

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$844,695	0.6%

BANKS
85,748		Bank of America Corp	2,486,692	1.7
27,529		JPMorgan Chase & Co	3,077,743	2.0
20,728		US Bancorp	1,086,147	0.7
		Other	1,625,663	1.1

			8,276,245	5.5

CAPITAL GOODS
2,814	n	Boeing Co	1,024,324	0.7
5,432		Deere & Co	900,137	0.6
11,441	n	Honeywell International, Inc	1,997,484	1.3
7,879		Ingersoll-Rand plc	998,033	0.7
5,737		L3Harris Technologies, Inc	1,085,039	0.7
		Other	4,098,189	2.7

			10,103,206	6.7

COMMERCIAL & PROFESSIONAL SERVICES
10,662		Waste Management, Inc	1,230,075	0.8
		Other	709,891	0.5

			1,939,966	1.3

CONSUMER DURABLES & APPAREL			2,331,119	1.6

CONSUMER SERVICES			1,065,759	0.6

DIVERSIFIED FINANCIALS
7,095	n	CME Group, Inc	1,377,210	0.9
28,205		Morgan Stanley	1,235,661	0.8
17,022		Voya Financial, Inc	941,317	0.7
		Other	753,763	0.5

			4,307,951	2.9

ENERGY
14,758		Chevron Corp	1,836,486	1.2
12,926		Exxon Mobil Corp	990,519	0.6
		Other	4,595,040	3.1

			7,422,045	4.9

FOOD & STAPLES RETAILING
3,743	n	Costco Wholesale Corp	989,125	0.7
8,171		Walmart, Inc	902,814	0.6

			1,891,939	1.3

FOOD, BEVERAGE & TOBACCO
23,002		Coca-Cola Co	1,171,262	0.8
23,299		Mondelez International, Inc	1,255,816	0.8
11,500		PepsiCo, Inc	1,507,995	1.0
		Other	3,881,312	2.5

			7,816,385	5.1

46	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2019

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
19,403		Abbott Laboratories	$1,631,792	1.1%
3,713	n	Anthem, Inc	1,047,846	0.7
25,620	*	Boston Scientific Corp	1,101,147	0.7
1,867	*,n	Intuitive Surgical, Inc	979,335	0.7
6,155		Stryker Corp	1,265,345	0.8
		Other	5,104,495	3.4

			11,129,960	7.4

HOUSEHOLD & PERSONAL PRODUCTS
18,578		Procter & Gamble Co	2,037,077	1.4
		Other	886,985	0.6

			2,924,062	2.0

INSURANCE
20,480		Hartford Financial Services Group, Inc	1,141,146	0.8
		Other	2,478,134	1.6

			3,619,280	2.4

MATERIALS
8,965		Linde plc	1,800,172	1.2
		Other	4,334,854	2.9

			6,135,026	4.1

MEDIA & ENTERTAINMENT
3,393	*	Alphabet, Inc (Class C)	3,667,528	2.4
28,490		Comcast Corp (Class A)	1,204,557	0.8
16,285	*	Facebook, Inc	3,143,005	2.1
3,988	*,n	NetFlix, Inc	1,464,872	1.0
17,445		Walt Disney Co	2,436,020	1.6
		Other	2,938,335	2.0

			14,854,317	9.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
18,248	n	AbbVie, Inc	1,326,995	0.9
8,903		Eli Lilly & Co	986,363	0.7
20,624		Merck & Co, Inc	1,729,322	1.1
39,110		Pfizer, Inc	1,694,245	1.1
		Other	8,092,177	5.4

			13,829,102	9.2

REAL ESTATE
5,399	n	American Tower Corp	1,103,826	0.7
		Other	707,123	0.5

			1,810,949	1.2

RETAILING
2,204	*	Amazon.com, Inc	4,173,560	2.8
10,148		Home Depot, Inc	2,110,480	1.4
		Other	2,391,665	1.6

			8,675,705	5.8

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	47

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2019

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
14,737		Qualcomm, Inc		$1,121,043	0.7%
		Other		4,891,976	3.3

				6,013,019	4.0

SOFTWARE & SERVICES
3,043	*	Adobe, Inc		896,620	0.6
8,974		MasterCard, Inc (Class A)		2,373,892	1.6
48,806		Microsoft Corp		6,538,052	4.3
12,570	*	PayPal Holdings, Inc		1,438,762	0.9
8,598	*,n	salesforce.com, Inc		1,304,575	0.9
		Other		5,214,167	3.6

				17,766,068	11.9

TECHNOLOGY HARDWARE & EQUIPMENT
27,579	n	Apple, Inc		5,458,435	3.6
43,867		Cisco Systems, Inc		2,400,841	1.6
5,978	n	Motorola Solutions, Inc		996,712	0.7
		Other		2,032,864	1.4

				10,888,852	7.3

TELECOMMUNICATION SERVICES				1,571,259	1.0

TRANSPORTATION
17,039		CSX Corp		1,318,307	0.9
		Other		486,644	0.3

				1,804,951	1.2

UTILITIES
5,493		NextEra Energy, Inc		1,125,296	0.7
		Other		2,060,729	1.4

				3,186,025	2.1

		TOTAL COMMON STOCKS	(Cost $99,987,156)	150,207,885	100.0

PURCHASED OPTIONS
HEALTH CARE EQUIPMENT & SERVICES				11,200	0.0

MEDIA & ENTERTAINMENT				2,350	0.0

SOFTWARE & SERVICES				3,875	0.0

TECHNOLOGY HARDWARE & EQUIPMENT				117	0.0

		TOTAL PURCHASED OPTIONS	(Cost $23,008)	17,542	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				595,000	0.4

48	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2019

Shares		Company		Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
666,742	c	State Street Navigator Securities Lending Government Money Market Portfolio		$666,742	0.4%

				666,742	0.4

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,261,742)	1,261,742	0.8

		TOTAL PORTFOLIO	(Cost $101,271,906)	151,487,169	100.8
		OTHER ASSETS & LIABILITIES, NET		(1,314,680)	(0.8)

		NET ASSETS		$150,172,489	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contacts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/19, the aggregate value of securities on loan is $959,357. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

At 6/30/19, the aggregate value of securities exempt from registration under Rule 144(A) of the securities Act of 1933 amounted to $460,062 or 0.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of June 30, 2019 were as follows (see Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value

Akamai Technologies, Inc, Call	10	$5,770	$85.00	11/15/19	$3,875
Humana, Inc, Call	8	15,056	275.00	11/15/19	11,200
Pure Storage, Inc, Call	13	566	17.50	07/19/19	117
Take-Two Interactive Software, Inc, Call	5	1,616	120.00	09/20/19	2,350

Total	36	$23,008			$17,542

Written options outstanding as of June 30, 2019 were as follows (see Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value

AbbVie, Inc, Put	9	$(889)	$60.00	08/16/19	$(198)
Activision Blizzard, Inc, Put	20	(5,580)	42.50	11/15/19	(4,310)
Akamai Technologies, Inc, Call	10	(3,529)	90.00	11/15/19	(2,210)
Akamai Technologies, Inc, Put	10	(3,229)	75.00	11/15/19	(3,400)
American Tower Corp, Put	5	(1,115)	175.00	07/19/19	(50)
Anthem, Inc, Call	3	(501)	310.00	07/19/19	(66)
Anthem, Inc, Put	3	(4,194)	240.00	09/20/19	(882)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	49

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2019

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value

Apple, Inc, Call	10	$(11,170)	$210.00	01/17/20	$(9,790)
Apple, Inc, Call	5	(2,436)	230.00	01/17/20	(2,150)
Apple, Inc, Call	5	(1,815)	250.00	01/17/20	(900)
Apple, Inc, Put	10	(1,989)	175.00	08/16/19	(1,830)
Apple, Inc, Put	10	(1,040)	170.00	09/20/19	(2,230)
Apple, Inc, Put	5	(3,303)	170.00	10/18/19	(1,425)
Apple, Inc, Put	10	(10,530)	190.00	06/19/20	(15,700)
Arista Networks, Inc, Put	3	(2,909)	210.00	11/15/19	(2,415)
Biohaven Pharmaceutical Holding Co Ltd, Put	14	(17,121)	50.00	01/17/20	(17,850)
Boeing Co, Call	3	(375)	405.00	07/19/19	(105)
Broadcom, Inc, Put	1	(128)	220.00	07/19/19	(16)
Broadcom, Inc, Put	3	(714)	230.00	07/19/19	(75)
Cigna Corp, Put	5	(465)	143.00	07/26/19	(440)
Cigna Corp, Put	5	(3,685)	145.00	01/17/20	(3,750)
CME Group, Inc, Call	4	(2,052)	210.00	12/20/19	(1,700)
CME Group, Inc, Put	4	(1,392)	170.00	12/20/19	(1,220)
Coherent, Inc, Put	5	(5,157)	110.00	11/15/19	(2,375)
ConAgra Brands, Inc, Put	6	(918)	22.00	09/20/19	(120)
ConAgra Brands, Inc, Put	18	(2,591)	23.00	09/20/19	(630)
ConAgra Brands, Inc, Put	12	(1,536)	24.00	12/20/19	(1,620)
Constellation Brands, Inc, Put	3	(1,048)	180.00	10/18/19	(1,380)
Costco Wholesale Corp, Call	4	(2,640)	260.00	10/18/19	(5,960)
CVS Health Corp, Put	11	(6,137)	55.00	10/18/19	(3,828)
CVS Health Corp, Put	22	(7,556)	52.50	11/15/19	(6,490)
DexCom, Inc, Put	7	(2,930)	100.00	09/20/19	(542)
DexCom, Inc, Put	7	(4,081)	100.00	12/20/19	(1,610)
DISH Network Corp, Put	14	(3,822)	27.50	01/17/20	(1,960)
Exact Sciences Corp, Call	18	(5,903)	125.00	07/26/19	(4,338)
Exact Sciences Corp, Put	18	(2,213)	99.00	07/26/19	(1,125)
FedEx Corp, Put	4	(9,156)	190.00	01/17/20	(11,950)
Fidelity National Information Services, Inc, Put	10	(1,556)	95.00	07/19/19	(150)
General Mills, Inc, Put	13	(467)	45.00	08/16/19	(195)
Hain Celestial Group, Inc, Put	24	(13,152)	23.00	01/17/20	(6,840)
Humana, Inc, Call	8	(5,824)	310.00	11/15/19	(3,760)
Humana, Inc, Put	8	(10,143)	245.00	11/15/19	(7,440)
International Business Machines Corp, Put	7	(2,312)	125.00	11/15/19	(2,747)
Intuitive Surgical, Inc, Call	1	(751)	620.00	10/18/19	(610)
Jazz Pharmaceuticals plc, Put	6	(4,710)	125.00	12/20/19	(2,430)
Keysight Technologies, Inc, Put	10	(634)	70.00	07/19/19	(150)
LiveRamp Holdings, Inc, Put	13	(1,070)	40.00	08/16/19	(715)
Lululemon Athletica, Inc, Call	5	(624)	200.00	07/12/19	(55)
Micron Technology, Inc, Put	13	(4,094)	34.00	01/17/20	(3,653)
Monolithic Power Systems, Inc, Put	5	(3,738)	120.00	09/20/19	(1,600)
Motorola Solutions, Inc, Call	7	(2,993)	165.00	01/17/20	(8,872)
Motorola Solutions, Inc, Call	7	(2,856)	185.00	01/17/20	(3,080)
Motorola Solutions, Inc, Put	7	(2,681)	130.00	10/18/19	(759)
Motorola Solutions, Inc, Put	7	(2,903)	130.00	01/17/20	(1,677)

50	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund  ▪  June 30, 2019

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value

Motorola Solutions, Inc, Put	7	$(2,051)	$135.00	01/17/20	$(2,054)
Nektar Therapeutics, Put	8	(6,064)	36.00	11/15/19	(4,640)
NetFlix, Inc, Call	3	(325)	400.00	07/05/19	(33)
Nevro Corp, Put	11	(979)	40.00	08/16/19	(413)
Northrop Grumman Corp, Call	2	(2,379)	340.00	11/15/19	(2,350)
Northrop Grumman Corp, Put	1	(1,746)	270.00	11/15/19	(405)
Northrop Grumman Corp, Put	2	(3,860)	275.00	11/15/19	(940)
Northrop Grumman Corp, Put	2	(1,177)	280.00	11/15/19	(1,090)
Nutanix, Inc, Put	17	(4,576)	30.00	10/18/19	(9,605)
Nutrien Ltd, Put	13	(1,754)	45.00	09/20/19	(423)
Parker-Hannifin Corp, Put	4	(388)	125.00	08/16/19	(120)
Planet Fitness, Inc, Put	13	(481)	65.00	07/19/19	(273)
PNC Financial Services Group, Inc, Put	7	(1,397)	105.00	08/16/19	(165)
PNC Financial Services Group, Inc, Put	7	(2,541)	105.00	11/15/19	(725)
PVH Corp, Put	5	(2,787)	105.00	09/20/19	(6,280)
PVH Corp, Put	5	(4,240)	85.00	01/17/20	(2,725)
Rockwell Automation, Inc, Put	5	(2,088)	140.00	10/18/19	(950)
Royal Caribbean Cruises Ltd, Put	6	(390)	105.00	07/19/19	(108)
salesforce.com, Inc, Call	5	(440)	175.00	07/19/19	(35)
ServiceNow, Inc, Call	3	(1,890)	310.00	07/26/19	(795)
ServiceNow, Inc, Call	5	(5,806)	290.00	11/15/19	(11,000)
ServiceNow, Inc, Put	2	(896)	190.00	08/16/19	(140)
Take-Two Interactive Software, Inc, Call	7	(841)	135.00	09/20/19	(994)
Take-Two Interactive Software, Inc, Put	7	(1,793)	80.00	09/20/19	(227)
Teladoc Health, Inc, Put	7	(3,437)	45.00	10/18/19	(630)
Teladoc Health, Inc, Put	6	(3,566)	45.00	12/20/19	(1,050)
Teradata Corp, Call	11	(785)	47.50	12/20/19	(275)
Teradata Corp, Put	11	(1,772)	35.00	10/18/19	(2,035)
Tiffany & Co, Put	10	(23,280)	105.00	01/17/20	(15,075)
Tiffany & Co, Put	10	(27,030)	110.00	01/17/20	(18,850)
Tiffany & Co, Put	10	(5,099)	82.50	01/17/20	(3,550)
Ulta Beauty, Inc, Call	2	(2,792)	390.00	09/20/19	(1,220)
Universal Display Corp, Call	7	(4,977)	210.00	09/20/19	(6,790)
Universal Display Corp, Call	7	(6,810)	220.00	09/20/19	(4,795)
Vulcan Materials Co, Put	7	(343)	115.00	07/19/19	(70)
WellCare Health Plans, Inc, Put	3	(1,584)	220.00	09/20/19	(765)
WellCare Health Plans, Inc, Put	9	(5,663)	230.00	12/20/19	(3,240)
WellCare Health Plans, Inc, Put	3	(3,174)	240.00	12/20/19	(1,305)
Xilinx, Inc, Put	4	(1,072)	92.50	09/20/19	(852)
Xilinx, Inc, Put	3	(924)	95.00	09/20/19	(738)
Xilinx, Inc, Put	7	(2,697)	95.00	12/20/19	(3,010)

Total	721	$(342,251)			$(272,113)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	51

Summary portfolio of investments (unaudited)

Large-Cap Value Fund  ▪  June 30, 2019

Shares		Company	Value	% of net assets

COMMON STOCKS
BANKS
87,940		Bank of America Corp	$2,550,260	3.6%
32,500		Citigroup, Inc	2,275,975	3.3
29,400		JPMorgan Chase & Co	3,286,920	4.7
14,200		US Bancorp	744,080	1.1
26,550		Wells Fargo & Co	1,256,346	1.8
		Other	580,008	0.7

			10,693,589	15.2

CAPITAL GOODS
6,350		Deere & Co	1,052,258	1.5
6,093		Dover Corp	610,519	0.9
7,487		Honeywell International, Inc	1,307,155	1.9
8,961		Ingersoll-Rand plc	1,135,090	1.6
16,365		Masco Corp	642,163	0.9
3,506		Parker-Hannifin Corp	596,055	0.9
		Other	1,208,852	1.7

			6,552,092	9.4

CONSUMER DURABLES & APPAREL
223	*	NVR, Inc	751,566	1.1

			751,566	1.1

CONSUMER SERVICES
3,600		McDonald’s Corp	747,576	1.1

			747,576	1.1

DIVERSIFIED FINANCIALS
4,975		American Express Co	614,114	0.9
4,330		Goldman Sachs Group, Inc	885,918	1.2

			1,500,032	2.1

ENERGY
14,100		Chevron Corp	1,754,604	2.5
6,325		Diamondback Energy, Inc	689,235	1.0
12,300		EOG Resources, Inc	1,145,868	1.6
14,700		Exxon Mobil Corp	1,126,461	1.6
7,250		Valero Energy Corp	620,673	0.9
		Other	417,879	0.6

			5,754,720	8.2

FOOD & STAPLES RETAILING
8,500		Walmart, Inc	939,165	1.4

			939,165	1.4

FOOD, BEVERAGE & TOBACCO
15,000		Mondelez International, Inc	808,500	1.1
11,500		Philip Morris International, Inc	903,095	1.3

			1,711,595	2.4

52	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Large-Cap Value Fund  ▪  June 30, 2019

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
2,750		Anthem, Inc	$776,077	1.1%
6,300		Medtronic plc	613,557	0.9
6,625		Zimmer Biomet Holdings, Inc	780,027	1.1
		Other	2,490,496	3.6

			4,660,157	6.7

HOUSEHOLD & PERSONAL PRODUCTS
16,300		Procter & Gamble Co	1,787,295	2.6

			1,787,295	2.6

INSURANCE
19,411		American International Group, Inc	1,034,218	1.5
6,248	*	Berkshire Hathaway, Inc (Class B)	1,331,886	1.9
6,600		Chubb Ltd	972,114	1.4
		Other	1,495,517	2.1

			4,833,735	6.9

MATERIALS
11,100		Ball Corp	776,889	1.1
11,200	*	Crown Holdings, Inc	684,320	1.0
		Other	1,629,267	2.3

			3,090,476	4.4

MEDIA & ENTERTAINMENT
33,000		Comcast Corp (Class A)	1,395,240	2.0
10,300		Walt Disney Co	1,438,292	2.1

			2,833,532	4.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
15,658		Johnson & Johnson	2,180,846	3.1
11,972		Merck & Co, Inc	1,003,852	1.5
39,000		Pfizer, Inc	1,689,480	2.4
		Other	1,413,525	2.0

			6,287,703	9.0

REAL ESTATE			1,163,639	1.7

RETAILING
4,740		Home Depot, Inc	985,778	1.4

			985,778	1.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
14,500		Applied Materials, Inc	651,195	0.9
23,600		Intel Corp	1,129,732	1.6
		Other	1,652,411	2.4

			3,433,338	4.9

SOFTWARE & SERVICES
4,297		Accenture plc	793,957	1.1
9,700		Microsoft Corp	1,299,412	1.9
		Other	575,397	0.8

			2,668,766	3.8

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	53

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Fund  ▪  June 30, 2019

Shares	Company		Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
29,100	Cisco Systems, Inc		$1,592,643	2.3%
7,500	TE Connectivity Ltd		718,350	1.0

			2,310,993	3.3

TELECOMMUNICATION SERVICES
27,000	Verizon Communications, Inc		1,542,510	2.2
	Other		557,539	0.8

			2,100,049	3.0

TRANSPORTATION
5,640	Union Pacific Corp		953,781	1.4
	Other		429,790	0.6

			1,383,571	2.0

UTILITIES
6,932	American Electric Power Co, Inc		610,085	0.9
5,810	Entergy Corp		598,023	0.9
18,100	FirstEnergy Corp		774,861	1.1
4,579	NextEra Energy, Inc		938,054	1.3
	Other		477,742	0.7

			3,398,765	4.9

	TOTAL COMMON STOCKS	(Cost $57,928,371)	69,588,132	99.6

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			570,000	0.8

	TOTAL SHORT-TERM INVESTMENTS	(Cost $570,000)	570,000	0.8

	TOTAL PORTFOLIO	(Cost $58,498,371)	70,158,132	100.4
	OTHER ASSETS & LIABILITIES, NET		(287,915)	(0.4)

	NET ASSETS		$69,870,217	100.0%

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

54	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Real Estate Securities Fund  ▪  June 30, 2019

Shares		Company	Value	% of net assets

COMMON STOCKS
DATA PROCESSING & OUTSOURCED SERVICES
21,000	*	GDS Holdings Ltd (ADR)	$788,970	1.0%

			788,970	1.0

DIVERSIFIED REITS
65,000		Colony Capital, Inc	325,000	0.4

			325,000	0.4

HEALTH CARE REITS
50,000		HCP, Inc	1,599,000	2.1
22,000		Healthcare Trust of America, Inc	603,460	0.8
20,000		Ventas, Inc	1,367,000	1.8
22,000		Welltower, Inc	1,793,660	2.3

			5,363,120	7.0

HOTEL & RESORT REITS
90,000		Host Marriott Corp	1,639,800	2.1
20,000		Pebblebrook Hotel Trust	563,600	0.7
30,000		Sunstone Hotel Investors, Inc	411,300	0.6

			2,614,700	3.4

INDUSTRIAL REITS
25,000		Americold Realty Trust	810,500	1.0
12,000		Duke Realty Corp	379,320	0.5
6,000		EastGroup Properties, Inc	695,880	0.9
55,000		Prologis, Inc	4,405,500	5.7
80,000		Rexford Industrial Realty, Inc	3,229,600	4.2
22,000		Terreno Realty Corp	1,078,880	1.4

			10,599,680	13.7

IT CONSULTING & OTHER SERVICES
8,000	*	InterXion Holding NV	608,720	0.8

			608,720	0.8

MORTGAGE REITS
30,000		Starwood Property Trust, Inc	681,600	0.9

			681,600	0.9

OFFICE REITS
16,000		Alexandria Real Estate Equities, Inc	2,257,440	2.9
24,000		Boston Properties, Inc	3,096,000	4.0
27,000		Hudson Pacific Properties	898,290	1.2
15,000		Kilroy Realty Corp	1,107,150	1.4
15,000		SL Green Realty Corp	1,205,550	1.6

			8,564,430	11.1

RESIDENTIAL REITS
68,000		American Homes 4 Rent	1,653,080	2.2
10,000		AvalonBay Communities, Inc	2,031,800	2.6
15,000		Camden Property Trust	1,565,850	2.0
21,000		Equity Lifestyle Properties, Inc	2,548,140	3.3

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	55

Summary portfolio of investments (unaudited)	continued

Real Estate Securities Fund  ▪  June 30, 2019

Shares		Company		Value	% of net assets

RESIDENTIAL REITS—continued
25,000		Equity Residential		$1,898,000	2.5%
8,000		Essex Property Trust, Inc		2,335,440	3.0
55,000		Invitation Homes, Inc		1,470,150	1.9
20,000		Sun Communities, Inc		2,563,800	3.3

				16,066,260	20.8

RETAIL REITS
12,000		Agree Realty Corp		768,600	1.0
9,000		Federal Realty Investment Trust		1,158,840	1.5
17,000		Realty Income Corp		1,172,490	1.5
28,000		Regency Centers Corp		1,868,720	2.4
21,000		Simon Property Group, Inc		3,354,960	4.4
		Other		163,320	0.2

				8,486,930	11.0

SPECIALIZED REITS
22,000		American Tower Corp		4,497,900	5.8
26,000		Crown Castle International Corp		3,389,100	4.4
12,000		CyrusOne, Inc		692,640	0.9
10,000		Digital Realty Trust, Inc		1,177,900	1.5
6,500		Equinix, Inc		3,277,885	4.2
13,000		Extra Space Storage, Inc		1,379,300	1.8
10,000		Four Corners Property Trust, Inc		273,300	0.4
22,000		Gaming and Leisure Properties, Inc		857,560	1.1
10,000		National Storage Affiliates Trust		289,400	0.4
6,500		Public Storage, Inc		1,548,105	2.0
20,000		QTS Realty Trust, Inc		923,600	1.2
7,500	*	SBA Communications Corp		1,686,300	2.2
45,000		VICI Properties, Inc		991,800	1.3
52,000		Weyerhaeuser Co		1,369,680	1.8

				22,354,470	29.0

		TOTAL COMMON STOCKS	(Cost $50,766,863)	76,453,880	99.1

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$580,000		Federal Home Loan Bank (FHLB)	2.100%, 07/01/19	580,000	0.8

				580,000	0.8

		TOTAL SHORT-TERM INVESTMENTS	(Cost $580,000)	580,000	0.8

		TOTAL PORTFOLIO	(Cost $51,346,863)	77,033,880	99.9
		OTHER ASSETS & LIABILITIES, NET		114,547	0.1

		NET ASSETS		$77,148,427	100.0%

56	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Real Estate Securities Fund  ▪  June 30, 2019

Abbreviation(s):

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	57

Summary portfolio of investments (unaudited)

Small-Cap Equity Fund  ▪  June 30, 2019

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$159,961	0.3%

BANKS
14,214		Cadence BanCorp	295,651	0.6
8,760		Cathay General Bancorp	314,572	0.6
8,870	*	Essent Group Ltd	416,801	0.8
4,650		IBERIABANK Corp	352,702	0.7
12,230		OFG Bancorp	290,707	0.5
17,420		Radian Group, Inc	398,047	0.8
12,887		United Community Banks, Inc	368,053	0.7
6,400		Walker & Dunlop, Inc	340,544	0.6
		Other	2,945,257	5.6

			5,722,334	10.9

CAPITAL GOODS
11,048	*	Atkore International Group, Inc	285,812	0.5
7,819		Comfort Systems USA, Inc	398,691	0.8
4,207		EMCOR Group, Inc	370,637	0.7
6,450	*	Generac Holdings, Inc	447,694	0.8
12,281	*	Meritor, Inc	297,814	0.6
3,300		Moog, Inc (Class A)	308,913	0.6
9,830	*	Rexnord Corp	297,063	0.6
		Other	3,300,426	6.3

			5,707,050	10.9

COMMERCIAL & PROFESSIONAL SERVICES
5,809		Exponent, Inc	340,059	0.7
4,050		Insperity, Inc	494,667	1.0
4,906		Tetra Tech, Inc	385,366	0.7
4,118		Viad Corp	272,776	0.5
		Other	697,275	1.3

			2,190,143	4.2

CONSUMER DURABLES & APPAREL
2,450	*	Deckers Outdoor Corp	431,126	0.8
		Other	1,239,601	2.4

			1,670,727	3.2

CONSUMER SERVICES
3,640		Jack in the Box, Inc	296,260	0.6
1,870		Strategic Education, Inc	332,860	0.6
5,530		Texas Roadhouse, Inc (Class A)	296,795	0.6
		Other	1,141,146	2.2

			2,067,061	4.0

DIVERSIFIED FINANCIALS
4,000		iShares Russell 2000 Index Fund	614,520	1.2
6,064		Stifel Financial Corp	358,140	0.7
		Other	871,389	1.7

			1,844,049	3.6

58	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Small-Cap Equity Fund  ▪  June 30, 2019

Shares		Company	Value	% of net assets

ENERGY
7,697		Delek US Holdings, Inc	$311,882	0.6%
		Other	2,209,419	4.2

			2,521,301	4.8

FOOD & STAPLES RETAILING
7,040	*	Performance Food Group Co	281,811	0.5
		Other	21,939	0.1

			303,750	0.6

FOOD, BEVERAGE & TOBACCO
1,050	*	Boston Beer Co, Inc (Class A)	396,648	0.8
		Other	834,886	1.6

			1,231,534	2.4

HEALTH CARE EQUIPMENT & SERVICES
11,350	*	HMS Holdings Corp	367,626	0.7
4,630	*	Integer Holding Corp	388,550	0.8
11,740	*	Lantheus Holdings, Inc	332,242	0.6
4,750	*	NuVasive, Inc	278,065	0.5
		Other	1,659,805	3.2

			3,026,288	5.8

HOUSEHOLD & PERSONAL PRODUCTS
2,150		Medifast, Inc	275,845	0.5
		Other	220,815	0.4

			496,660	0.9

INSURANCE			993,784	1.9

MATERIALS			2,570,543	4.9

MEDIA & ENTERTAINMENT			1,005,558	1.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
6,602	*	Array Biopharma, Inc	305,871	0.6
		Other	5,166,666	9.9

			5,472,537	10.5

REAL ESTATE
27,090		DiamondRock Hospitality Co	280,110	0.5
3,670		EastGroup Properties, Inc	425,647	0.8
14,400		Geo Group, Inc	302,544	0.6
2,649		PS Business Parks, Inc	446,436	0.9
3,860		Ryman Hospitality Properties	313,007	0.6
8,990		STAG Industrial, Inc	271,858	0.5
		Other	2,457,133	4.7

			4,496,735	8.6

RETAILING
6,110	*	Liberty Expedia Holdings, Inc	291,997	0.6
12,610	*	Rent-A-Center, Inc	335,804	0.6
		Other	1,292,949	2.4

			1,920,750	3.6

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	59

Summary portfolio of investments (unaudited)	concluded

Small-Cap Equity Fund  ▪  June 30, 2019

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				$1,096,393	2.1%

SOFTWARE & SERVICES
5,160	*	Cornerstone OnDemand, Inc		298,919	0.6
6,630	*	Five9, Inc		340,053	0.7
7,100	*	Verint Systems, Inc		381,838	0.7
		Other		1,942,404	3.6

				2,963,214	5.6

TECHNOLOGY HARDWARE & EQUIPMENT
5,000	*	Insight Enterprises, Inc		291,000	0.5
3,310	*	Tech Data Corp		346,226	0.7
		Other		1,549,725	3.0

				2,186,951	4.2

TELECOMMUNICATION SERVICES				357,274	0.7

TRANSPORTATION				677,069	1.3

UTILITIES
8,580		Portland General Electric Co		464,778	0.9
4,193		Southwest Gas Corp		375,777	0.7
4,050		Spire, Inc		339,876	0.6
		Other		467,758	1.0

				1,648,189	3.2

		TOTAL COMMON STOCKS	(Cost $48,253,499)	52,329,855	100.1

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
174,795	c	State Street Navigator Securities Lending Government Money Market Portfolio		174,795	0.3

				174,795	0.3

		TOTAL SHORT-TERM INVESTMENTS	(Cost $174,795)	174,795	0.3

		TOTAL PORTFOLIO	(Cost $48,428,294)	52,504,650	100.4
		OTHER ASSETS & LIABILITIES, NET		(221,615)	(0.4)

		NET ASSETS		$52,283,035	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/19, the aggregate value of securities on loan is $281,550. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

60	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Social Choice Equity Fund  ▪  June 30, 2019

Shares	Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS		$252,484	0.3%

BANKS
8,849	Citigroup, Inc	619,696	0.9
3,111	PNC Financial Services Group, Inc	427,078	0.7
8,732	US Bancorp	457,557	0.7
	Other	1,847,875	2.9

		3,352,206	5.2

CAPITAL GOODS
2,542	3M Co	440,630	0.7
2,847	Caterpillar, Inc	388,018	0.6
2,558	Illinois Tool Works, Inc	385,772	0.6
	Other	3,099,112	4.9

		4,313,532	6.8

COMMERCIAL & PROFESSIONAL SERVICES		928,397	1.4

CONSUMER DURABLES & APPAREL
5,791	Nike, Inc (Class B)	486,154	0.8
	Other	409,436	0.6

		895,590	1.4

CONSUMER SERVICES
6,509	Starbucks Corp	545,649	0.9
	Other	838,506	1.3

		1,384,155	2.2

DIVERSIFIED FINANCIALS
3,824	American Express Co	472,035	0.7
2,131	CME Group, Inc	413,648	0.6
1,829	S&P Global, Inc	416,628	0.7
	Other	2,319,787	3.6

		3,622,098	5.6

ENERGY
7,458	ConocoPhillips	454,938	0.7
19,566	Kinder Morgan, Inc	408,538	0.6
9,579	Schlumberger Ltd	380,669	0.6
	Other	1,840,513	2.9

		3,084,658	4.8

FOOD & STAPLES RETAILING		345,855	0.5

FOOD, BEVERAGE & TOBACCO
14,513	Coca-Cola Co	739,002	1.1
5,457	PepsiCo, Inc	715,577	1.1
	Other	568,198	0.9

		2,022,777	3.1

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	61

Summary portfolio of investments (unaudited)	continued

Social Choice Equity Fund  ▪  June 30, 2019

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
2,880		UnitedHealth Group, Inc	$702,749	1.1%
		Other	2,989,033	4.6

			3,691,782	5.7

HOUSEHOLD & PERSONAL PRODUCTS
8,393		Procter & Gamble Co	920,292	1.4
		Other	585,704	1.0

			1,505,996	2.4

INSURANCE
7,255		American International Group, Inc	386,546	0.6
3,044		Chubb Ltd	448,351	0.7
3,713		Marsh & McLennan Cos, Inc	370,372	0.6
		Other	1,395,924	2.1

			2,601,193	4.0

MATERIALS
2,180		Ecolab, Inc	430,419	0.7
2,881		Linde plc	578,505	0.9
		Other	953,838	1.4

			1,962,762	3.0

MEDIA & ENTERTAINMENT
772	*	Alphabet, Inc (Class A)	835,922	1.3
787	*	Alphabet, Inc (Class C)	850,676	1.3
5,962	*	Facebook, Inc	1,150,666	1.8
		Other	1,444,382	2.2

			4,281,646	6.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
2,626		Amgen, Inc	483,920	0.7
4,415		Eli Lilly & Co	489,138	0.8
9,459		Merck & Co, Inc	793,137	1.2
3,978		Zoetis, Inc	451,463	0.7
		Other	2,759,734	4.3

			4,977,392	7.7

REAL ESTATE
2,395		American Tower Corp	489,658	0.8
5,300		Prologis, Inc	424,530	0.7
		Other	1,771,469	2.7

			2,685,657	4.2

RETAILING
736	*	Amazon.com, Inc	1,393,712	2.2
253	*	Booking Holdings, Inc	474,301	0.7
3,765		Home Depot, Inc	783,007	1.2
		Other	2,063,649	3.2

			4,714,669	7.3

62	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Social Choice Equity Fund  ▪  June 30, 2019

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
13,512		Intel Corp		$646,819	1.0%
2,238		NVIDIA Corp		367,547	0.6
4,583		Texas Instruments, Inc		525,945	0.8
		Other		428,744	0.7

				1,969,055	3.1

SOFTWARE & SERVICES
3,093		Accenture plc		571,494	0.9
1,906	*	Adobe, Inc		561,603	0.8
4,249		International Business Machines Corp		585,937	0.9
1,677		Intuit, Inc		438,250	0.7
18,678	d	Microsoft Corp		2,502,105	3.9
3,440	*	salesforce.com, Inc		521,951	0.8
		Other		1,931,535	3.1

				7,112,875	11.1

TECHNOLOGY HARDWARE & EQUIPMENT
10,949		Apple, Inc		2,167,026	3.4
15,030		Cisco Systems, Inc		822,592	1.3
		Other		1,229,104	1.9

				4,218,722	6.6

TELECOMMUNICATION SERVICES
14,251		Verizon Communications, Inc		814,160	1.3
		Other		202,389	0.3

				1,016,549	1.6

TRANSPORTATION
4,870		CSX Corp		376,792	0.6
		Other		868,586	1.3

				1,245,378	1.9

UTILITIES
2,696		Sempra Energy		370,538	0.6
7,456		Southern Co		412,168	0.7
		Other		1,375,094	2.0

				2,157,800	3.3

		TOTAL COMMON STOCKS	(Cost $44,834,024)	64,343,228	99.8

RIGHTS / WARRANTS
TRANSPORTATION				583	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $393)	583	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				210,000	0.3

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	63

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund  ▪  June 30, 2019

Shares		Company		Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
77,317	c	State Street Navigator Securities Lending Government Money Market Portfolio		$77,317	0.1%

				77,317	0.1

		TOTAL SHORT-TERM INVESTMENTS	(Cost $287,317)	287,317	0.4

		TOTAL PORTFOLIO	(Cost $45,121,734)	64,631,128	100.2
		OTHER ASSETS & LIABILITIES, NET		(132,565)	(0.2)

		NET ASSETS		$64,498,563	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contract.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/19, the aggregate value of securities on loan is $363,868. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2019 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)

S&P 500 E Mini Index	2	09/20/19	$291,450	$294,420	$2,970

64	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Stock Index Fund  ▪  June 30, 2019

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$3,528,229	0.7%

BANKS
152,536		Bank of America Corp	4,423,544	0.8
40,988		Citigroup, Inc	2,870,390	0.5
57,197		JPMorgan Chase & Co	6,394,625	1.2
71,813		Wells Fargo & Co	3,398,191	0.7
		Other	12,842,734	2.5

			29,929,484	5.7

CAPITAL GOODS
9,386		Boeing Co	3,416,598	0.7
12,875		Honeywell International, Inc	2,247,846	0.4
		Other	31,109,898	5.9

			36,774,342	7.0

COMMERCIAL & PROFESSIONAL SERVICES			5,741,399	1.1

CONSUMER DURABLES & APPAREL			6,959,909	1.3

CONSUMER SERVICES
13,608		McDonald’s Corp	2,825,838	0.5
		Other	9,647,706	1.9

			12,473,544	2.4

DIVERSIFIED FINANCIALS			18,668,701	3.6

ENERGY
33,826		Chevron Corp	4,209,307	0.8
75,068	d	Exxon Mobil Corp	5,752,461	1.1
		Other	14,482,342	2.8

			24,444,110	4.7

FOOD & STAPLES RETAILING
7,756		Costco Wholesale Corp	2,049,601	0.4
24,923		Walmart, Inc	2,753,742	0.5
		Other	2,096,283	0.4

			6,899,626	1.3

FOOD, BEVERAGE & TOBACCO
67,865		Coca-Cola Co	3,455,686	0.7
24,839		PepsiCo, Inc	3,257,138	0.6
27,480		Philip Morris International, Inc	2,158,005	0.4
		Other	9,180,656	1.8

			18,051,485	3.5

HEALTH CARE EQUIPMENT & SERVICES
30,537		Abbott Laboratories	2,568,162	0.5
23,797		Medtronic plc	2,317,590	0.4
16,761		UnitedHealth Group, Inc	4,089,852	0.8

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	65

Summary portfolio of investments (unaudited)	continued

Stock Index Fund  ▪  June 30, 2019

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES—continued
		Other	$23,169,537	4.5%

			32,145,141	6.2

HOUSEHOLD & PERSONAL PRODUCTS
43,833		Procter & Gamble Co	4,806,288	0.9
		Other	3,661,114	0.7

			8,467,402	1.6

INSURANCE
34,690	*	Berkshire Hathaway, Inc (Class B)	7,394,867	1.4
		Other	14,319,533	2.7

			21,714,400	4.1

MATERIALS			15,470,805	3.0

MEDIA & ENTERTAINMENT
5,304	*	Alphabet, Inc (Class A)	5,743,171	1.1
5,390	*	Alphabet, Inc (Class C)	5,826,105	1.1
79,662		Comcast Corp (Class A)	3,368,110	0.6
42,380	*	Facebook, Inc	8,179,340	1.6
7,469	*	NetFlix, Inc	2,743,513	0.5
31,016		Walt Disney Co	4,331,074	0.8
		Other	8,259,370	1.6

			38,450,683	7.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
10,813		Amgen, Inc	1,992,619	0.4
47,107		Johnson & Johnson	6,561,063	1.2
45,674		Merck & Co, Inc	3,829,765	0.7
98,651		Pfizer, Inc	4,273,561	0.8
7,113		Thermo Fisher Scientific, Inc	2,088,946	0.4
		Other	22,308,876	4.3

			41,054,830	7.8

REAL ESTATE			20,870,788	4.0

RETAILING
7,334	*	Amazon.com, Inc	13,887,882	2.6
19,546		Home Depot, Inc	4,064,982	0.8
		Other	13,390,341	2.6

			31,343,205	6.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
6,849		Broadcom, Inc	1,971,553	0.4
79,454		Intel Corp	3,803,463	0.7
		Other	12,655,331	2.4

			18,430,347	3.5

SOFTWARE & SERVICES
11,351		Accenture plc	2,097,324	0.4
8,635	*	Adobe, Inc	2,544,303	0.5

66	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Stock Index Fund  ▪  June 30, 2019

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES—continued
15,728		International Business Machines Corp		$2,168,891	0.4%
15,919		MasterCard, Inc (Class A)		4,211,053	0.8
134,132		Microsoft Corp		17,968,323	3.4
40,732		Oracle Corp		2,320,502	0.4
20,833	*	PayPal Holdings, Inc		2,384,545	0.5
13,052	*	salesforce.com, Inc		1,980,380	0.4
30,853		Visa, Inc (Class A)		5,354,538	1.0
		Other		23,390,494	4.5

				64,420,353	12.3

TECHNOLOGY HARDWARE & EQUIPMENT
81,634		Apple, Inc		16,157,001	3.1
78,121		Cisco Systems, Inc		4,275,562	0.8
		Other		7,506,951	1.4

				27,939,514	5.3

TELECOMMUNICATION SERVICES
129,062		AT&T, Inc		4,324,867	0.9
73,391		Verizon Communications, Inc		4,192,828	0.8
		Other		1,179,955	0.2

				9,697,650	1.9

TRANSPORTATION
12,555		Union Pacific Corp		2,123,176	0.4
		Other		8,175,912	1.6

				10,299,088	2.0

UTILITIES				16,934,281	3.2

		TOTAL COMMON STOCKS	(Cost $253,555,813)	520,709,316	99.5

RIGHTS / WARRANTS
MATERIALS				1,286	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				9	0.0

TRANSPORTATION				1,689	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $14,574)	2,984	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$2,400,000		Federal Home Loan Bank (FHLB)	2.100%, 07/01/19	2,400,000	0.5

				2,400,000	0.5

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	67

Summary portfolio of investments (unaudited)	concluded

Stock Index Fund  ▪  June 30, 2019

Shares		Company		Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
2,678,508	c	State Street Navigator Securities Lending Government Money Market Portfolio		$2,678,508	0.5%

				2,678,508	0.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $5,078,508)	5,078,508	1.0

		TOTAL PORTFOLIO	(Cost $258,648,895)	525,790,808	100.5
		OTHER ASSETS & LIABILITIES, NET		(2,316,234)	(0.5)

		NET ASSETS		$523,474,574	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contract.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/19, the aggregate value of securities on loan is $4,083,022. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2019 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)

S&P 500 E Mini Index	15	09/20/19	$2,182,654	$2,208,150	$25,496

68	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Equity Fund  ▪  June 30, 2019

Shares		Company	Value	% of net assets

COMMON STOCKS
AUSTRIA
38,927		Wienerberger AG.	$960,527	1.0%

			960,527	1.0

CHINA			210,815	0.2

DENMARK
15,896		DSV AS	1,565,278	1.6
44,570		Novo Nordisk AS	2,276,511	2.4
		Other	594,815	0.6

			4,436,604	4.6

FRANCE
53,457		Accor S.A.	2,294,670	2.4
71,606		Credit Agricole S.A.	854,453	0.9
18,438		Danone	1,561,186	1.6
13,004		Essilor International S.A.	1,694,706	1.8
39,189		Schneider Electric S.A.	3,545,934	3.7
30,181		Vinci S.A.	3,082,253	3.2
		Other	3,195,426	3.3

			16,228,628	16.9

GERMANY
23,306		BASF SE	1,695,493	1.8
4,572		Continental AG.	665,770	0.7
30,776	g	Covestro AG.	1,566,792	1.6
35,771		Daimler AG. (Registered)	1,995,014	2.1
21,121		HeidelbergCement AG.	1,709,224	1.8
21,346		Lanxess AG.	1,267,728	1.3
16,266	*	Porsche AG.	1,053,784	1.1
5,139		Siemens AG.	611,826	0.6
		Other	115,207	0.1

			10,680,838	11.1

HONG KONG
48,648		Hong Kong Exchanges and Clearing Ltd	1,719,225	1.8
28,402		Melco Crown Entertainment Ltd (ADR)	616,891	0.6

			2,336,116	2.4

INDIA
26,040		HDFC Bank Ltd	922,368	1.0
28,707		Housing Development Finance Corp	911,537	0.9
		Other	26,101	0.0

			1,860,006	1.9

IRELAND
46,372		CRH plc	1,515,771	1.6

			1,515,771	1.6

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	69

Summary portfolio of investments (unaudited)	continued

International Equity Fund  ▪  June 30, 2019

Shares		Company	Value	% of net assets

ITALY
168,547		Davide Campari-Milano S.p.A	$1,651,197	1.7%
77,984		Mediobanca S.p.A.	804,155	0.9
282,132		UniCredit S.p.A.	3,472,715	3.6

			5,928,067	6.2

JAPAN
7,096		Central Japan Railway Co	1,422,804	1.5
58,851		Hitachi Ltd	2,165,288	2.2
17,011		Konami Corp	800,176	0.8
38,400		Murata Manufacturing Co Ltd	1,728,796	1.8
7,321		Nintendo Co Ltd	2,686,065	2.8
28,186		Rohm Co Ltd	1,899,057	2.0
52,792		Sony Corp	2,774,217	2.9
30,983		Toyota Motor Corp	1,922,923	2.0
		Other	1,131,244	1.2

			16,530,570	17.2

KOREA, REPUBLIC OF			474,750	0.5

NETHERLANDS
1,542	*,g	Adyen NV	1,189,476	1.3
44,125		Royal Dutch Shell plc (A Shares)	1,440,133	1.5

			2,629,609	2.8

SPAIN
50,464		Siemens Gamesa Renewable Energy	838,754	0.9

			838,754	0.9

SWEDEN
67,473		Electrolux AB (Series B)	1,729,571	1.8
93,500	e	Hennes & Mauritz AB (B Shares)	1,661,132	1.7

			3,390,703	3.5

SWITZERLAND
207,912		Credit Suisse Group	2,488,535	2.6
5,828		Lonza Group AG.	1,967,491	2.1
8,321		Roche Holding AG.	2,339,762	2.4
		Other	403,563	0.5

			7,199,351	7.6

UNITED KINGDOM
190,623		CNH Industrial NV	1,958,315	2.0
22,752		Linde plc (Xetra)	4,569,878	4.8
3,772,600		Lloyds TSB Group plc	2,709,551	2.8
37,102		Reckitt Benckiser Group plc	2,929,376	3.1
25,013		Schroders plc	970,338	1.0
1,006,735		Tesco plc	2,902,086	3.0

70	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

International Equity Fund  ▪  June 30, 2019

Shares		Company		Value	% of net assets

UNITED KINGDOM—continued
115,709		Travis Perkins plc		$1,871,432	1.9%
		Other		1,215,406	1.3

				19,126,382	19.9

		TOTAL COMMON STOCKS	(Cost $98,374,198)	94,347,491	98.3

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$2,355,000		Federal Home Loan Bank (FHLB)	2.100%, 07/01/19	2,355,000	2.5

				2,355,000	2.5

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
881,937	c	State Street Navigator Securities Lending Government Money Market Portfolio		881,937	0.9

				881,937	0.9

		TOTAL SHORT-TERM INVESTMENTS	(Cost $3,236,937)	3,236,937	3.4

		TOTAL PORTFOLIO	(Cost $101,611,135)	97,584,428	101.7
		OTHER ASSETS & LIABILITIES, NET		(1,570,426)	(1.7)

		NET ASSETS		$96,014,002	100.0%

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $833,472. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/19, the aggregate value of these securities, including those in “Other,” is $3,349,721 or 3.5% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	71

Summary of market values by sector (unaudited)

International Equity Fund  ▪  June 30, 2019

Sector	Value	% of net assets
INDUSTRIALS	$18,868,168	19.8%
CONSUMER DISCRETIONARY	16,921,194	17.6
FINANCIALS	14,852,877	15.5
MATERIALS	13,391,849	13.9
CONSUMER STAPLES	9,043,844	9.4
INFORMATION TECHNOLOGY	8,409,080	8.8
HEALTH CARE	7,142,657	7.4
COMMUNICATION SERVICES	3,791,806	3.9
ENERGY	1,440,132	1.5
REAL ESTATE	485,884	0.5
SHORT-TERM INVESTMENTS	3,236,937	3.4
OTHER ASSETS & LIABILITIES, NET	(1,570,426)	(1.7)

NET ASSETS	$96,014,002	100.0%

72	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Bond Fund  ▪  June 30, 2019

Principal	Issuer		Value	% of net assets

	BANK LOAN OBLIGATIONS
	CAPITAL GOODS		$96,850	0.1%

	COMMERCIAL & PROFESSIONAL SERVICES		119,646	0.1

	CONSUMER DURABLES & APPAREL		96,595	0.1

	CONSUMER SERVICES		242,819	0.1

	ENERGY		15,195	0.0

	FOOD, BEVERAGE & TOBACCO		28,896	0.0

	HEALTH CARE EQUIPMENT & SERVICES		256,985	0.1

	INSURANCE		98,134	0.1

	MATERIALS		220,030	0.1

	MEDIA & ENTERTAINMENT		179,968	0.1

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		91,811	0.0

	REAL ESTATE		197,328	0.1

	SOFTWARE & SERVICES		307,700	0.2

	TECHNOLOGY HARDWARE & EQUIPMENT		254,242	0.1

	TELECOMMUNICATION SERVICES		48,514	0.0

	TRANSPORTATION		48,194	0.0

	TOTAL BANK LOAN OBLIGATIONS	(Cost $2,341,529)	2,302,907	1.2

	BONDS

	CORPORATE BONDS
	AUTOMOBILES & COMPONENTS		802,824	0.4

BANKS
$750,000	Citigroup, Inc	3.200%, 10/21/26	765,252	0.4
	Other		10,844,599	5.4

			11,609,851	5.8

	CAPITAL GOODS		1,728,311	0.9

	COMMERCIAL & PROFESSIONAL SERVICES		1,361,459	0.7

	CONSUMER SERVICES		939,320	0.4

	DIVERSIFIED FINANCIALS		5,814,927	2.9

	ENERGY		6,079,116	3.1

	FOOD & STAPLES RETAILING		2,485,386	1.2

	FOOD, BEVERAGE & TOBACCO		2,352,807	1.2

	HEALTH CARE EQUIPMENT & SERVICES		1,530,807	0.8

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	73

Summary portfolio of investments (unaudited)	continued

Bond Fund  ▪  June 30, 2019

Principal		Issuer		Value	% of net assets

INSURANCE				$3,043,645	1.5%

MATERIALS				2,110,775	1.1

MEDIA & ENTERTAINMENT				3,343,661	1.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				2,649,313	1.3

REAL ESTATE				4,156,621	2.1

RETAILING				331,550	0.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				637,986	0.3

SOFTWARE & SERVICES				2,527,536	1.3

TECHNOLOGY HARDWARE & EQUIPMENT				1,967,218	1.0

TELECOMMUNICATION SERVICES				3,985,955	2.0

TRANSPORTATION				2,005,213	1.0

UTILITIES				2,920,031	1.4

		TOTAL CORPORATE BONDS	(Cost $61,658,157)	64,384,312	32.3

GOVERNMENT BONDS
AGENCY SECURITIES				400,013	0.2

FOREIGN GOVERNMENT BONDS
$1,000,000		Kreditanstalt fuer Wiederaufbau	2.750%, 10/01/20	1,009,511	0.5
		Other		4,079,204	2.1

				5,088,715	2.6

MORTGAGE BACKED
1,187,912		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 10/01/45	1,237,367	0.6
2,270,311	h	FGLMC	3.000%, 01/01/47	2,297,175	1.2
1,432,158		FGLMC	3.000%, 02/01/47	1,449,218	0.7
716,451		FGLMC	3.500%, 03/01/48	743,512	0.4
2,586,854	h	FGLMC	3.500%–5.000%, 06/01/36–08/01/48	2,727,041	1.4
980,349		Federal National Mortgage Association (FNMA)	3.500%, 11/01/33	1,013,006	0.5
654,390		FNMA	4.500%, 11/01/44	702,180	0.4
1,362,969		FNMA	3.000%, 12/25/45	1,388,244	0.7
734,962		FNMA	3.500%, 01/01/46	765,072	0.4
840,071		FNMA	3.500%, 12/01/46	864,852	0.4
755,045		FNMA	3.500%, 01/01/47	776,042	0.4
1,032,069		FNMA	3.000%, 02/25/48	1,056,080	0.5
922,423		FNMA	4.500%, 03/01/48	991,365	0.5
3,141,644		FNMA	4.000%, 04/01/48	3,265,636	1.6
912,055		FNMA	4.000%, 08/01/48	942,230	0.5
984,882		FNMA	4.500%, 12/01/48	1,030,338	0.5
958,011	h	FNMA	3.500%, 06/01/49	980,456	0.5
7,565,736	i	FNMA	3.000%–7.500%, 08/01/21–06/01/49	7,755,677	3.9
1,308,274		Government National Mortgage Association (GNMA)	3.500%, 12/20/47	1,351,814	0.7
1,389,487		GNMA	3.500%, 01/20/48	1,435,591	0.7

74	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Bond Fund  ▪  June 30, 2019

Principal		Issuer		Value	% of net assets

MORTGAGE BACKED—continued
$2,258,125		GNMA	3.000%–6.000%, 03/15/34–01/20/49	$2,019,203	1.0%
		Other		1,434,618	0.7

				36,226,717	18.2

MUNICIPAL BONDS
1,400,000		State of Illinois	5.100%, 06/01/33	1,474,312	0.8
1,000,000		State of Texas	3.295%, 10/01/25	1,066,650	0.5
		Other		4,448,440	2.2

				6,989,402	3.5

U.S. TREASURY SECURITIES
1,000,000		United States Treasury Bond	3.125%, 11/15/41	1,118,164	0.6
2,935,700		United States Treasury Bond	3.000%, 11/15/45	3,208,972	1.6
1,865,000		United States Treasury Bond	2.875%, 11/15/46	1,993,292	1.0
765,000		United States Treasury Bond	3.000%, 05/15/47	836,928	0.4
1,060,000		United States Treasury Bond	3.125%, 05/15/48	1,187,821	0.6
1,976,000		United States Treasury Bond	3.375%, 11/15/48	2,322,726	1.2
1,013,060	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/24	1,025,706	0.5
850,000		United States Treasury Note	2.500%, 12/31/20	858,102	0.4
4,635,000		United States Treasury Note	2.500%, 01/31/21	4,682,798	2.4
1,365,000		United States Treasury Note	2.500%, 02/28/21	1,379,930	0.7
2,000,000		United States Treasury Note	2.250%, 03/31/21	2,015,156	1.0
3,930,000		United States Treasury Note	2.250%, 04/30/21	3,962,238	2.0
4,785,000		United States Treasury Note	1.750%, 06/15/22	4,790,047	2.4
925,000		United States Treasury Note	2.875%, 09/30/23	967,312	0.5
1,434,000		United States Treasury Note	2.000%, 05/31/24	1,450,132	0.7
650,000		United States Treasury Note	2.625%, 01/31/26	680,469	0.3
960,000		United States Treasury Note	2.375%, 04/30/26	990,825	0.5
3,094,000		United States Treasury Note	2.375%,05/15/29	3,195,522	1.6
1,329,000		United States Treasury Note	3.000%,02/15/49	1,457,539	0.7
		Other		2,144,995	1.1

				40,268,674	20.2

		TOTAL GOVERNMENT BONDS	(Cost $86,769,080)	88,973,521	44.7

STRUCTURED ASSETS
ASSET BACKED
995,852		Capital Automotive REIT Series - 2014 1A (Class A)	3.660%, 10/15/44	1,005,268	0.5
		Other		15,334,759	7.7

				16,340,027	8.2

OTHER MORTGAGE BACKED
898,038		Agate Bay Mortgage Trust Series - 2015 6 (Class A9)	3.500%, 09/25/45	895,322	0.4
750,000		COMM Mortgage Trust Series - 2012 CR4 (Class A3)	2.853%, 10/15/45	757,146	0.4
1,000,000		COMM Mortgage Trust Series - 2013 CR8 (Class B)	4.093%, 06/10/46	1,041,401	0.5
3,390,000	g,i	COMM Mortgage Trust	3.603%–4.456%, 07/15/47–10/10/48	3,545,910	1.8

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	75

Summary portfolio of investments (unaudited)	continued

Bond Fund  ▪  June 30, 2019

Principal	Issuer		Value	% of net assets

OTHER MORTGAGE BACKED—continued
$ 1,300,000	DBUBS Mortgage Trust Series - 2011 LC2A (Class D)	5.714%, 07/10/44	$1,355,643	0.7%
680,000	JPMBB Commercial Mortgage Securities Trust Series - 2014 C21 (Class A5)	3.775%, 08/15/47	718,953	0.4
628,927	Morgan Stanley Bank of America Merrill Lynch Trust Series - 2015 C21 (Class AS)	3.652%, 03/15/48	655,703	0.3
645,000	WFRBS Commercial Mortgage Trust Series - 2013 C18 (Class AS)	4.387%, 12/15/46	690,747	0.3
	Other		11,450,540	5.8

			21,111,365	10.6

	TOTAL STRUCTURED ASSETS	(Cost $36,749,640)	37,451,392	18.8

	TOTAL BONDS	(Cost $185,176,877)	190,809,225	95.8

Shares	Company

PREFERRED STOCKS
BANKS			283,533	0.1

	TOTAL PREFERRED STOCKS	(Cost $569,550)	283,533	0.1

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$4,824,000	Federal Home Loan Bank (FHLB)	2.100%, 07/01/19	4,824,000	2.4

			4,824,000	2.4

	TOTAL SHORT-TERM INVESTMENTS	(Cost $4,824,000)	4,824,000	2.4

	TOTAL PORTFOLIO	(Cost $192,911,956)	198,219,665	99.5
	OTHER ASSETS & LIABILITIES, NET		857,850	0.5

	NET ASSETS		$199,077,515	100.0%

Abbreviation(s):

REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/19, the aggregate value of these securities, including those in “Other,” is $37,151,486 or 18.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

76	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Fund  ▪  June 30, 2019

Bilateral credit default swap contracts outstanding as of June 30, 2019 were as follows (see Note 3):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount*	Value	Upfront premiums paid (received)	Unrealized appreciation (depreciation)

CDX-EMS31-V1-5Y Index	1.000%	Credit event as specified in contract	Citibank, N.A	06/20/24	$500,000	$15,595	$15,679	$(84)

*	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Centrally cleared credit default swap contracts outstanding as of June 30, 2019 were as follows (see Note 3):

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount*	Variation margin	Unrealized appreciation (depreciation)

CDX-NAHYS32V1-5Y Index	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/24	$500,000	$(954)	$(5,620)

*	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	77

Summary portfolio of investments (unaudited)

Money Market Fund  ▪  June 30, 2019

Principal	Issuer		Value	% net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$2,365,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%, 09/23/19	$2,353,053	2.2%
1,000,000	Federal Farm Credit Bank (FFCB)	0.010%, 07/09/19	999,471	0.9
1,000,000	FFCB	0.010%, 07/31/19	998,083	0.9
2,000,000	FFCB	0.010%, 08/05/19	1,995,411	1.8
1,500,000	FFCB	0.010%, 08/06/19	1,496,465	1.4
2,100,000	FFCB	0.010%, 08/12/19	2,094,610	1.9
2,000,000	FFCB	0.010%, 08/14/19	1,994,476	1.8
1,680,000	FFCB	0.010%, 08/20/19	1,674,633	1.6
1,100,000	FFCB	0.010%, 08/26/19	1,095,876	1.0
1,500,000	FFCB	0.010%, 09/03/19	1,493,500	1.4
1,000,000	FFCB	0.010%, 09/16/19	994,888	0.9
2,498,000	FFCB	0.010%, 10/04/19	2,483,275	2.3
1,842,000	FFCB	0.010%, 07/03/19–10/21/19	1,831,407	1.7
1,000,000	Federal Home Loan Bank (FHLB)	0.010%, 07/01/19	1,000,000	0.9
3,000,000	FHLB	0.010%, 07/03/19	2,999,611	2.8
1,925,000	FHLB	0.010%, 07/10/19	1,923,842	1.8
2,305,000	FHLB	0.010%, 07/12/19	2,303,398	2.1
1,000,000	FHLB	0.010%, 07/15/19	999,055	0.9
1,200,000	FHLB	0.010%, 07/17/19	1,198,816	1.1
1,000,000	FHLB	0.010%, 07/19/19	998,795	0.9
1,000,000	FHLB	0.010%, 08/07/19	997,677	0.9
2,950,000	FHLB	0.010%, 08/15/19	2,941,482	2.7
2,625,000	FHLB	0.010%, 08/16/19	2,617,420	2.4
1,000,000	FHLB	0.010%, 08/21/19	996,650	0.9
1,404,000	FHLB	0.010%, 08/23/19	1,399,251	1.3
2,159,000	FHLB	0.010%, 08/30/19	2,150,607	2.0
2,300,000	FHLB	0.010%, 09/04/19	2,290,413	2.1
6,000,000	FHLB	0.010%, 09/13/19	5,972,867	5.5
1,500,000	FHLB	0.010%, 09/18/19	1,492,824	1.4
1,000,000	FHLB	0.010%, 09/20/19	995,163	0.9
1,600,000	FHLB	0.010%, 09/25/19	1,591,729	1.5
2,000,000	FHLB	0.010%, 09/30/19	1,989,181	1.8
5,424,000	FHLB	0.010%, 07/09/19–09/23/19	5,413,956	5.0
1,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010%, 07/08/19	999,536	0.9
1,225,000	FHLMC	0.010%, 09/24/19	1,218,006	1.1
1,085,000	FHLMC	0.010%, 10/17/19	1,077,393	1.0
1,370,000	FHLMC	0.010%, 11/19/19	1,358,294	1.3
4,165,000	FHLMC	0.010%, 07/03/19–11/04/19	4,139,212	3.8
1,000,000	Federal National Mortgage Association (FNMA)	0.010%, 08/07/19	997,554	0.9
1,380,000	FNMA	0.010%, 07/01/19–09/18/19	1,376,226	1.3
	Other		822,146	0.8

			75,766,252	69.8

TREASURY DEBT
1,500,000	United States Treasury Bill	0.010%, 07/02/19	1,499,903	1.4
1,000,000	United States Treasury Bill	0.010%, 07/05/19	999,736	0.9
2,000,000	United States Treasury Bill	0.010%, 07/11/19	1,998,688	1.9

78	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Money Market Fund  ▪  June 30, 2019

Principal		Issuer		Value	% net assets

TREASURY DEBT—continued
$ 995,000		United States Treasury Bill	0.010%, 07/16/19	$994,051	0.9%
1,080,000		United States Treasury Bill	0.010%, 07/18/19	1,078,786	1.0
1,000,000		United States Treasury Bill	0.010%, 08/01/19	997,965	0.9
2,500,000		United States Treasury Bill	0.010%, 10/24/19	2,483,054	2.3
1,563,000		United States Treasury Note	1.000%, 11/15/19	1,554,012	1.4
		Other		298,701	0.3

				11,904,896	11.0

VARIABLE RATE SECURITIES
1,000,000	i	Federal Agricultural Mortgage Corp (FAMC), FRED – 3.020%	2.480%, 09/01/20	1,000,000	0.9
2,000,000	i	FAMC, SOFR + 0.080%	2.500%, 12/21/20	2,000,000	1.9
3,000,000	i	FAMC, LIBOR 3 M – 0.200%–FRED – 2.950%	2.379%–2.550%, 09/27/19–07/08/20	3,000,000	2.8
1,000,000	i	Federal Farm Credit Bank (FFCB), LIBOR 1 M – 0.030%	2.389%, 01/07/20	1,000,000	0.9
1,000,000	i	FFCB, FRED – 2.960%	2.540%, 07/09/20	999,924	0.9
4,300,000	i	FFCB, US Treasury Bill 3 M + 0.045%– FRED – 2.870%	2.141%–2.630%, 08/16/19–01/19/21	4,299,128	4.0
2,500,000	i	Federal Home Loan Bank (FHLB), SOFR + 0.035%	2.455%, 06/19/20	2,500,000	2.3
1,500,000	i	Federal National Mortgage Association (FNMA), SOFR + 0.060%–SOFR + 0.075%	2.480%–2.495%, 10/30/19–10/30/20	1,500,000	1.4
1,500,000	i	United States Treasury Floating Rate Note, US Treasury Bill 3 M + 0.033%	2.129%, 04/30/20	1,499,832	1.4
		Other		2,480,072	2.2
				20,278,956	18.7

		TOTAL SHORT-TERM INVESTMENTS	(Cost $107,950,104)	107,950,104	99.5

		TOTAL PORTFOLIO	(Cost $107,950,104)	107,950,104	99.5
		OTHER ASSETS & LIABILITIES, NET		493,484	0.5

		NET ASSETS		$108,443,588	100.0%

Abbreviation(s):

FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	79

Portfolio of investments (unaudited)

Balanced Fund  ▪  June 30, 2019

Shares	Security		Value	% of net assets

TIAA-CREF LIFE FUNDS—99.9%[a]
FIXED INCOME—49.2%
2,978,397	TIAA-CREF Life Bond Fund		$31,690,147	49.2%

	TOTAL FIXED INCOME		31,690,147	49.2

INTERNATIONAL EQUITY—10.1%
815,605	TIAA-CREF Life International Equity Fund		6,516,688	10.1

	TOTAL INTERNATIONAL EQUITY		6,516,688	10.1

U.S. EQUITY—40.6%
358,885	TIAA-CREF Life Growth Equity Fund		5,971,847	9.3
350,128	TIAA-CREF Life Growth & Income Fund		6,526,391	10.2
399,656	TIAA-CREF Life Large-Cap Value Fund		5,799,009	9.0
86,494	TIAA-CREF Life Real Estate Securities Fund		1,287,038	2.0
89,153	TIAA-CREF Life Small-Cap Equity Fund		1,308,762	2.0
200,975	TIAA-CREF Life Stock Index Fund		5,231,389	8.1

	TOTAL U.S. EQUITY		26,124,436	40.6

	TOTAL TIAA-CREF LIFE FUNDS	(Cost $56,330,678)	64,331,271	99.9

	TOTAL PORTFOLIO	(Cost $56,330,678)	64,331,271	99.9
	OTHER ASSETS AND LIABILITIES, NET		43,773	0.1

	NET ASSETS		$64,375,044	100.0%

[a]	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

80	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Life Funds ▪ 2019 Semiannual Report	81

Statements of assets and liabilities (unaudited)

TIAA-CREF Life Funds  ▪  June 30, 2019

Growth Equity Fund

ASSETS
Portfolio investments, at value*†	$116,718,152
Cash	42,934
Cash—foreign^	—
Receivable from securities transactions	2,111,608
Receivable from Fund shares sold	185,267
Dividends and interest receivable	60,351
Due from affiliates	5,024
Receivable for variation margin on open futures contracts	—
Other	10,608

Total assets	119,133,944

LIABILITIES
Management fees payable	47,635
Due to affiliates	11,457
Overdraft payable	—
Payable for collateral for securities loaned	245,564
Payable for securities transactions	1,428,790
Payable for Fund shares redeemed	195,426
Payable for trustee compensation	7,357
Written optionsà	—
Accrued expenses and other payables	41,396

Total liabilities	1,977,625

NET ASSETS	$117,156,319

NET ASSETS CONSIST OF:
Paid-in-capital	$60,938,392
Total distributable earnings (loss)	56,217,927

NET ASSETS	$117,156,319

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,040,274

Net asset value per share	$16.64

* Includes securities loaned of	$239,973
† Portfolio investments, cost	$72,457,439
^ Foreign cash, cost	$—
à Written options premiums	$—

82	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund	Social Choice Equity Fund

$151,487,169	$70,158,132	$77,033,880	$52,504,650	$64,631,128
48,182	23,212	29,727	—	5,896
3,674	—	—	—	—
1,185,149	1,904,319	123,806	4,841,515	267,965
—	—	8,692	4,198	275
112,691	55,993	307,241	49,473	62,907
7,306	9,109	5,951	7,890	6,732
—	—	—	—	2,974
15,916	11,194	10,810	8,470	6,512

152,860,087	72,161,959	77,520,107	57,416,196	64,984,389

60,144	27,918	35,403	21,364	8,604
11,751	11,231	11,191	11,110	11,137
—	—	—	186,218	—
666,742	—	—	174,795	77,317
957,506	1,807,225	—	4,550,056	—
649,840	392,438	281,067	151,373	345,987
11,655	8,411	9,171	6,400	6,238
272,113	—	—	—	—
57,847	44,519	34,848	31,845	36,543

2,687,598	2,291,742	371,680	5,133,161	485,826

$150,172,489	$69,870,217	$77,148,427	$52,283,035	$64,498,563

$86,052,217	$54,504,682	$46,662,892	$39,149,765	$31,830,858
64,120,272	15,365,535	30,485,535	13,133,270	32,667,705

$150,172,489	$69,870,217	$77,148,427	$52,283,035	$64,498,563

8,054,969	4,814,273	5,185,533	3,561,575	3,643,065

$18.64	$14.51	$14.88	$14.68	$17.70

$959,357	$—	$—	$281,550	$363,868
$101,271,906	$58,498,371	$51,346,863	$48,428,294	$45,121,734
$3,674	$—	$—	$—	$—
$342,251	$—	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	83

Statements of assets and liabilities (unaudited)

TIAA-CREF Life Funds  ▪  June 30, 2019

Stock Index Fund

ASSETS
Portfolio investments, at value*†	$525,790,808
Affiliated investments, at value‡	—
Cash#§	11,262
Cash—foreign^	—
Receivable from securities transactions	6,183,138
Receivable for delayed delivery securities	—
Receivable from Fund shares sold	20,524
Dividends and interest receivable	461,786
Due from affiliates	5,428
Receivable for variation margin on open futures contracts	25,528
Swap premiums paid	—
Other	27,214

Total assets	532,525,688

LIABILITIES
Management fees payable	27,775
Due to affiliates	13,842
Payable for collateral for securities loaned	2,678,508
Payable for securities transactions	5,739,862
Payable for delayed delivery securities	—
Payable for Fund shares redeemed	496,797
Payable for trustee compensation	26,888
Payable for variation margin on centrally cleared swaps	—
Unfunded loan commitment	—
Unrealized depreciation on swap agreements	—
Accrued expenses and other payables	67,442

Total liabilities	9,051,114

NET ASSETS	$523,474,574

NET ASSETS CONSIST OF:
Paid-in-capital	$248,229,186
Total distributable earnings (loss)	275,245,388

NET ASSETS	$523,474,574

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	20,113,089

Net asset value per share	$26.03

* Includes securities loaned of	$4,083,022
# Includes cash collateral for mortgage dollar rolls	$—
§ Includes cash collateral for open swap contracts	$—
† Portfolio investments, cost	$258,648,895
‡ Affiliated investments, cost	$—
^ Foreign cash, cost	$—

84	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

International Equity Fund	Bond Fund	Money Market Fund	Balanced Fund

$97,584,428	$198,219,665	$107,950,104	$—
—	—	—	64,331,271
29,686	1,009,139	31,416	64,351
98,713	—	—	—
6,971,301	67,967	—	381,654
—	2,436,267	—	—
—	379,675	470,608	3,316
254,929	1,130,350	55,492	—
10,843	10,964	8,508	6,150
—	—	—	—
—	15,679	—	—
12,931	15,474	—	1,986

104,962,831	203,285,180	108,516,128	64,788,728

42,242	53,618	9,443	5,727
11,525	12,038	11,274	4,414
881,937	—	—	—
7,767,391	52,457	—	381,711
—	3,913,615	—	—
165,667	75,166	3,165	307
10,156	17,449	101	1,977
—	954	—	—
—	68	—	—
—	84	—	—
69,911	82,216	48,557	19,548

8,948,829	4,207,665	72,540	413,684

$96,014,002	$199,077,515	$108,443,588	$64,375,044

$95,649,669	$186,678,396	$108,440,809	$54,637,275
364,333	12,399,119	2,779	9,737,769

$96,014,002	$199,077,515	$108,443,588	$64,375,044

12,024,972	18,706,457	108,438,455	5,232,780

$7.98	$10.64	$1.00	$12.30

$833,472	$—	$—	$—
$—	$960,000	$—	$—
$—	$37,824	$—	$—
$101,611,135	$192,911,956	$107,950,104	$—
$—	$—	$—	$56,330,678
$98,782	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	85

Statements of operations (unaudited)

TIAA-CREF Life Funds  ▪  For the period ended June 30, 2019

Growth Equity Fund

INVESTMENT INCOME
Dividends*	$513,474
Interest	14,891
Income from securities lending	13,179
Payment from affiliate	5,555

Total income	547,099

EXPENSES
Management fees	252,174
Shareholder servicing	1,267
Professional fees	17,989
Custody and accounting fees	17,791
Administrative service fees	12,127
Shareholder reports	6,945
Trustee fees and expenses	713
Other expenses	3,603

Total expenses	312,609
Less: Expenses reimbursed by the investment adviser	(21,341)

Net expenses	291,268

Net investment income (loss)	255,831

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	2,798,980
Futures contracts	—
Purchased options	(72,362)
Written options	23,839
Foreign currency transactions	21

Net realized gain (loss) on total investments	2,750,478

Change in unrealized appreciation (depreciation) on:
Portfolio investments	18,078,935
Futures contracts	—
Purchased options	—
Written options	(605)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(538)

Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	18,077,792

Net realized and unrealized gain (loss) on total investments	20,828,270

Net increase (decrease) in net assets from operations	$21,084,101

* Net of foreign withholding taxes of	$10,585
‡ Includes net realized gain (loss) from securities sold to affiliates of	$15,041

86	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund	Social Choice Equity Fund

$1,498,424	$806,669	$863,804	$310,983	$588,949
9,841	7,674	19,896	4,246	4,839
6,089	—	—	14,183	4,911
7,311	3,547	3,669	—	—

1,521,665	817,890	887,369	329,412	598,699

322,359	153,604	188,263	120,698	46,281
1,457	1,233	1,249	1,068	1,393
18,452	17,918	18,326	16,562	14,573
27,347	26,251	12,422	11,930	13,008
12,409	11,791	11,797	11,648	11,710
7,720	9,385	4,377	4,314	4,553
933	441	524	370	441
13,004	4,538	4,063	6,718	8,083

403,681	225,161	241,021	173,308	100,042
(31,548)	(47,519)	(26,538)	(34,311)	(32,192)

372,133	177,642	214,483	138,997	67,850

1,149,532	640,248	672,886	190,415	530,849

2,682,550	(383,518)	1,306,562	1,663,592	2,887,922
—	—	—	—	18,209
7,175	—	—	—	—
121,949	—	—	—	—
(2,890)	—	—	—	—

2,808,784	(383,518)	1,306,562	1,663,592	2,906,131

21,436,109	10,335,852	11,902,643	6,576,269	6,646,689
—	—	—	—	28,123
(3,637)	—	—	—	—
205,942	—	—	—	—
(588)	(7)	—	—	—

21,637,826	10,335,845	11,902,643	6,576,269	6,674,812

24,446,610	9,952,327	13,209,205	8,239,861	9,580,943

$25,596,142	$10,592,575	$13,882,091	$8,430,276	$10,111,792

$11,839	$282	$—	$259	$42
$(64,998)	$—	$—	$48,955	$18,179

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	87

Statements of operations (unaudited)

TIAA-CREF Life Funds  ▪  For the period ended June 30, 2019

Stock Index Fund

INVESTMENT INCOME
Dividends*	$5,012,651
Interest	61,035
Income from securities lending	37,391
Payment from affiliate	—

Total income	5,111,077

EXPENSES
Management fees	146,387
Shareholder servicing	1,409
Professional fees	26,395
Custody and accounting fees	17,942
Administrative service fees	15,082
Shareholder reports	20,854
Trustee fees and expenses	3,167
Other expenses	10,019

Total expenses	241,255
Less: Expenses reimbursed by the investment adviser	(21,897)

Net expenses	219,358

Net investment income (loss)	4,891,719

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments
Unaffiliated investments‡	(302,176)
Affiliated investments	—
Futures contracts	247,466
Swap contracts	—
Foreign currency transactions	—

Net realized gain (loss) on total investments	(54,710)

Change in unrealized appreciation (depreciation) on:
Portfolio investments
Unaffiliated investments	75,623,814
Affiliated investments	—
Futures contracts	292,607
Swap contracts	—
Unfunded loan commitments	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—

Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	75,916,421

Net realized and unrealized gain (loss) on total investments	75,861,711

Net increase (decrease) in net assets from operations	$80,753,430

* Net of foreign withholding taxes of	$629
‡ Includes net realized gain (loss) from securities sold to affiliates of	$—

88	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

International Equity Fund	Bond Fund	Money Market Fund	Balanced Fund

$1,665,685	$—	$—	$—
26,768	3,452,836	1,193,460	789
15,556	—	—	—
5,839	—	—	—

1,713,848	3,452,836	1,193,460	789

231,559	289,949	48,984	30,469
1,269	1,276	904	1,228
22,108	27,538	15,276	10,696
35,366	29,364	25,858	5,821
12,003	12,784	12,057	5,858
6,810	9,608	7,383	4,163
564	1,330	777	403
16,057	5,892	3,031	2,869

325,736	377,741	114,270	61,507
(48,092)	(38,963)	(40,590)	(30,962)

277,644	338,778	73,680	30,545

1,436,204	3,114,058	1,119,780	(29,756)

(2,929,423)	631,886	2,637	(115,479)
—	—	—	(5,021)
—	—	—	—
—	(8,307)	—	—
(9,323)	(19,570)	—	—

(2,938,746)	604,009	2,637	(120,500)

12,690,786	9,211,227	—	—
—	—	—	7,209,481
—	—	—	—
—	(5,704)	—	—
—	(68)	—	—

464	150	—	—

12,691,250	9,205,605	—	7,209,481

9,752,504	9,809,614	2,637	7,088,981

$11,188,708	$12,923,672	$1,122,417	$7,059,225

$195,676	$—	$—	$—
$(196,608)	$—	$—	$(1,030)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	89

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Growth Equity Fund
	June 30, 2019	December 31, 2018

	(unaudited)
OPERATIONS
Net investment income (loss)	$255,831	$470,414
Net realized gain (loss) on total investments	2,750,478	8,659,360
Net change in unrealized appreciation (depreciation) on total investments	18,077,792	(9,279,394)

Net increase (decrease) in net assets from operations	21,084,101	(149,620)

DISTRIBUTIONS TO SHAREHOLDERS	—	(7,162,495)

Total distributions	—	(7,162,495)

SHAREHOLDER TRANSACTIONS
Subscriptions	13,786,987	23,046,935
Reinvestments of distributions	—	7,162,495
Redemptions	(15,931,066)	(21,781,434)

Net increase (decrease) from shareholder transactions	(2,144,079)	8,427,996

Net increase (decrease) in net assets	18,940,022	1,115,881

NET ASSETS
Beginning of period	98,216,297	97,100,416

End of period	$117,156,319	$98,216,297

CHANGE IN FUND SHARES
Shares sold	885,865	1,469,843
Shares reinvested	—	441,040
Shares redeemed	(997,693)	(1,388,831)

Net increase (decrease) from shareholder transactions	(111,828)	522,052

90	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund		Large-Cap Value Fund
June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018

(unaudited)		(unaudited)

$1,149,532	$1,531,646	$640,248	$1,237,719
2,808,784	8,924,356	(383,518)	3,550,132

21,637,826	(20,239,378)	10,335,845	(15,122,740)

25,596,142	(9,783,376)	10,592,575	(10,334,889)

—	(10,596,948)	—	(6,487,384)

—	(10,596,948)	—	(6,487,384)

4,072,578	15,924,379	2,563,818	8,390,235
—	10,596,104	—	6,486,526
(9,164,574)	(22,278,093)	(6,242,269)	(11,568,496)

(5,091,996)	4,242,390	(3,678,451)	3,308,265

20,504,146	(16,137,934)	6,914,124	(13,514,008)

129,668,343	145,806,277	62,956,093	76,470,101

$150,172,489	$129,668,343	$69,870,217	$62,956,093

232,240	873,246	187,207	557,798
—	564,824	—	428,720
(520,568)	(1,214,044)	(450,040)	(766,117)

(288,328)	224,026	(262,833)	220,401

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	91

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Real Estate Securities Fund
	June 30, 2019	December 31, 2018

	(unaudited)
OPERATIONS
Net investment income (loss)	$672,886	$1,638,241
Net realized gain (loss) on total investments	1,306,562	969,822
Net change in unrealized appreciation (depreciation) on total investments	11,902,643	(5,738,238)

Net increase (decrease) in net assets from operations	13,882,091	(3,130,175)

DISTRIBUTIONS TO SHAREHOLDERS	—	(3,982,177)

Total distributions	—	(3,982,177)

SHAREHOLDER TRANSACTIONS
Subscriptions	3,320,229	5,109,851
Reinvestments of distributions	—	3,981,876
Redemptions	(7,196,156)	(11,980,966)

Net increase (decrease) from shareholder transactions	(3,875,927)	(2,889,239)

Net increase (decrease) in net assets	10,006,164	(10,001,591)

NET ASSETS
Beginning of period	67,142,263	77,143,854

End of period	$77,148,427	$67,142,263

CHANGE IN FUND SHARES
Shares sold	233,860	388,522
Shares reinvested	—	300,519
Shares redeemed	(502,682)	(913,624)

Net increase (decrease) from shareholder transactions	(268,822)	(224,583)

92	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Social Choice Equity Fund
June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018

(unaudited)		(unaudited)

$190,415	$297,374	$530,849	$1,030,430
1,663,592	7,007,084	2,906,131	8,734,660

6,576,269	(13,599,440)	6,674,812	(12,929,794)

8,430,276	(6,294,982)	10,111,792	(3,164,704)

—	(6,414,744)	—	(3,944,778)

—	(6,414,744)	—	(3,944,778)

3,060,665	4,408,393	1,181,787	4,449,391
—	6,414,744	—	3,944,061
(5,632,660)	(10,277,253)	(2,635,826)	(6,827,742)

(2,571,995)	545,884	(1,454,039)	1,565,710

5,858,281	(12,163,842)	8,657,753	(5,543,772)

46,424,754	58,588,596	55,840,810	61,384,582

$52,283,035	$46,424,754	$64,498,563	$55,840,810

216,173	278,556	69,896	268,338
—	413,854	—	225,246
(395,866)	(657,798)	(155,458)	(396,474)

(179,693)	34,612	(85,562)	97,110

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	93

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Stock Index Fund
	June 30, 2019	December 31, 2018

	(unaudited)
OPERATIONS
Net investment income (loss)	$4,891,719	$8,783,599
Net realized gain (loss) on total investments	(54,710)	4,443,653
Net change in unrealized appreciation (depreciation) on total investments	75,916,421	(37,291,381)

Net increase (decrease) in net assets from operations	80,753,430	(24,064,129)

DISTRIBUTIONS TO SHAREHOLDERS	—	(10,867,391)

Total distributions	—	(10,867,391)

SHAREHOLDER TRANSACTIONS
Subscriptions	37,552,964	56,711,264
Reinvestments of distributions	—	10,867,391
Redemptions	(24,359,164)	(48,549,782)

Net increase (decrease) from shareholder transactions	13,193,800	19,028,873

Net increase (decrease) in net assets	93,947,230	(15,902,647)

NET ASSETS
Beginning of period	429,527,344	445,429,991

End of period	$523,474,574	$429,527,344

CHANGE IN FUND SHARES
Shares sold	1,514,533	2,335,728
Shares reinvested	—	422,362
Shares redeemed	(977,740)	(1,990,827)

Net increase (decrease) from shareholder transactions	536,793	767,263

94	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

International Equity Fund		Bond Fund
June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018

(unaudited)		(unaudited)

$1,436,204	$2,107,687	$3,114,058	$5,823,196
(2,938,746)	3,839,765	604,009	(2,298,372)

12,691,250	(32,412,568)	9,205,605	(5,147,337)

11,188,708	(26,465,116)	12,923,672	(1,622,513)

—	(1,123,383)	—	(5,057,919)

—	(1,123,383)	—	(5,057,919)

5,449,929	12,689,868	13,507,249	20,767,398
—	1,123,383	—	5,057,753
(6,675,512)	(15,579,604)	(16,638,290)	(29,828,381)

(1,225,583)	(1,766,353)	(3,131,041)	(4,003,230)

9,963,125	(29,354,852)	9,792,631	(10,683,662)

86,050,877	115,405,729	189,284,884	199,968,546

$96,014,002	$86,050,877	$199,077,515	$189,284,884

709,810	1,451,600	1,322,280	2,066,035
—	127,368	—	513,999
(859,360)	(1,746,386)	(1,620,955)	(2,974,914)

(149,550)	(167,418)	(298,675)	(394,880)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	95

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Money Market Fund
	June 30, 2019	December 31, 2018

	(unaudited)
OPERATIONS
Net investment income (loss)	$1,119,780	$1,509,783
Net realized gain (loss) on total investments	2,637	(50)
Net change in unrealized appreciation (depreciation) on total investments	—	—

Net increase (decrease) in net assets from operations	1,122,417	1,509,733

DISTRIBUTIONS TO SHAREHOLDERS	(1,118,753)	(1,510,779)

Total distributions	(1,118,753)	(1,510,779)

SHAREHOLDER TRANSACTIONS
Subscriptions	61,426,032	153,340,638
Reinvestments of distributions	1,118,753	1,510,714
Redemptions	(58,774,649)	(132,591,226)

Net increase (decrease) from shareholder transactions	3,770,136	22,260,126

Net increase (decrease) in net assets	3,773,800	22,259,080

NET ASSETS
Beginning of period	104,669,788	82,410,708

End of period	$108,443,588	$104,669,788

CHANGE IN FUND SHARES
Shares sold	61,426,032	153,340,638
Shares reinvested	1,118,753	1,510,714
Shares redeemed	(58,774,649)	(132,591,226)

Net increase (decrease) from shareholder transactions	3,770,136	22,260,126

96	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Balanced Fund
June 30, 2019	December 31, 2018

(unaudited)

$(29,756)	$1,072,622
(120,500)	1,560,551
7,209,481	(5,901,397)

7,059,225	(3,268,224)

—	(308,311)

—	(308,311)

4,055,769	5,005,948
—	308,252
(3,256,248)	(4,564,169)

799,521	750,031

7,858,746	(2,826,504)

56,516,298	59,342,802

$64,375,044	$56,516,298

340,130	429,326
—	25,904
(273,598)	(389,454)

66,532	65,776

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	97

Financial highlights

TIAA-CREF Life Funds

		Selected per share data
			Gain (loss) from investment operations
						Less distributions from
For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions

GROWTH EQUITY FUND
6/30/19	#	$13.73	$0.04	$2.87	$2.91	$—	$—	$—
12/31/18		14.65	0.07	0.07	0.14	(0.06)	(1.00)	(1.06)
12/31/17	*	11.05	0.06	3.74	3.80	—	(0.20)	(0.20)
12/31/16	*	11.55	0.06	(0.17)	(0.11)	(0.06)	(0.33)	(0.39)
12/31/15	*	10.81	0.03	1.01	1.04	(0.02)	(0.28)	(0.30)
12/31/14	*	10.55	0.04	1.15	1.19	(0.03)	(0.90)	(0.93)

GROWTH & INCOME FUND
6/30/19	#	15.54	0.14	2.96	3.10	—	—	—
12/31/18		17.96	0.19	(1.26)	(1.07)	(0.17)	(1.18)	(1.35)
12/31/17	*	14.59	0.16	3.32	3.48	—	(0.11)	(0.11)
12/31/16	*	14.28	0.18	1.05	1.23	(0.20)	(0.72)	(0.92)
12/31/15	*	15.02	0.16	0.32	0.48	(0.17)	(1.05)	(1.22)
12/31/14	*	14.81	0.15	1.50	1.65	(0.16)	(1.28)	(1.44)

LARGE-CAP VALUE FUND
6/30/19	#	12.40	0.13	1.98	2.11	—	—	—
12/31/18		15.75	0.25	(2.23)	(1.98)	(0.22)	(1.15)	(1.37)
12/31/17	*	14.08	0.21	1.52	1.73	—	(0.06)	(0.06)
12/31/16	*	12.48	0.24	2.11	2.35	(0.24)	(0.51)	(0.75)
12/31/15	*	14.72	0.18	(0.95)	(0.77)	(0.24)	(1.23)	(1.47)
12/31/14	*	14.66	0.26	1.06	1.32	(0.27)	(0.99)	(1.26)

REAL ESTATE SECURITIES FUND
6/30/19	#	12.31	0.13	2.44	2.57	—	—	—
12/31/18		13.58	0.30	(0.82)	(0.52)	(0.27)	(0.48)	(0.75)
12/31/17	*	12.42	0.24	1.27	1.51	—	(0.35)	(0.35)
12/31/16	*	13.34	0.23	0.29	0.52	(0.38)	(1.06)	(1.44)
12/31/15	*	14.66	0.32	0.27	0.59	(0.40)	(1.51)	(1.91)
12/31/14	*	11.74	0.24	3.11	3.35	(0.22)	(0.21)	(0.43)

SMALL-CAP EQUITY FUND
6/30/19	#	12.41	0.05	2.22	2.27	—	—	—
12/31/18		15.81	0.08	(1.61)	(1.53)	(0.10)	(1.77)	(1.87)
12/31/17	*	14.06	0.10	1.97	2.07	—	(0.32)	(0.32)
12/31/16	*	12.16	0.10	2.32	2.42	(0.12)	(0.40)	(0.52)
12/31/15	*	13.43	0.09	(0.13)	(0.04)	(0.08)	(1.15)	(1.23)
12/31/14	*	14.53	0.11	0.87	0.98	(0.11)	(1.97)	(2.08)

98	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

			Ratios and supplemental data
				Ratios to average net assets

Net asset value, end of period	Total return††	Total return excluding payment from affiliates[u]	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates[u]		Portfolio turnover rate

$16.64	21.19%[b]	21.19%[b]	$117,156	0.56%[c]		0.52%[c]		0.46%[c]		0.45%[c]		50%[b]
13.73	(0.21)	(0.22)	98,216	0.56		0.52		0.43		0.43		90
14.65	34.54	34.53	97,100	0.59		0.52		0.43		0.43		81
11.05	(0.96)	(0.99)	74,746	0.60		0.52		0.55		0.51		106
11.55	9.67	9.67	81,569	0.57		0.52		0.24		0.24		78
10.81	11.25	11.25	70,492	0.59		0.52		0.35		0.35		103

18.64	19.95 [b]	19.94 [b]	150,172	0.56	[c]	0.52	[c]	1.60	[c]	1.59	[c]	31	[b]
15.54	(7.25)	(7.26)	129,668	0.56		0.52		1.03		1.03		61
17.96	23.91	23.91	145,806	0.58		0.52		1.00		1.00		70
14.59	8.60	8.53	127,276	0.58		0.52		1.28		1.22		88
14.28	3.34	3.34	132,244	0.55		0.52		1.01		1.01		82
15.02	11.09	11.09	147,873	0.56		0.52		0.98		0.98		103

14.51	17.02 [b]	17.01 [b]	69,870	0.66	[c]	0.52	[c]	1.88	[c]	1.87	[c]	13	[b]
12.40	(14.13)	(14.14)	62,956	0.63		0.52		1.67		1.67		107
15.75	12.34	12.34	76,470	0.63		0.53		1.39		1.39		55
14.08	18.74	18.58	74,680	0.64		0.52		1.86		1.70		68
12.48	(5.00)	(5.00)	64,052	0.58		0.52		1.25		1.25		61
14.72	8.98	8.98	112,643	0.56		0.52		1.75		1.75		60

14.88	20.88 [b]	20.88 [b]	77,148	0.64	[c]	0.57	[c]	1.79	[c]	1.78	[c]	11	[b]
12.31	(4.23)	(4.24)	67,142	0.65		0.57		2.29		2.28		34
13.58	12.32	12.32	77,144	0.66		0.58		1.86		1.86		35
12.42	3.96	3.85	73,391	0.65		0.57		1.71		1.60		59
13.34	4.37	4.37	73,223	0.59		0.57		2.12		2.12		30
14.66	28.47	28.47	128,653	0.58		0.57		1.76		1.76		45

14.68	18.29 [b]	18.29 [b]	52,283	0.66	[c]	0.53	[c]	0.73	[c]	0.73	[c]	66	[b]
12.41	(12.05)	(12.05)	46,425	0.66		0.53		0.52		0.52		86
15.81	14.90	14.90	58,589	0.71		0.53		0.68		0.68		77
14.06	19.87	19.87	54,372	0.71		0.53		0.84		0.84		91
12.16	(0.15)	(0.15)	49,403	0.63		0.53		0.68		0.68		92
13.43	6.85	6.85	52,734	0.64		0.54		0.73		0.73		98

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	99

Financial highlights

TIAA-CREF Life Funds

		Selected per share data
			Gain (loss) from investment operations
							Less distributions from
For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]		Net realized and unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions

SOCIAL CHOICE EQUITY FUND
6/30/19	#	$14.98	$0.14		$2.58	$2.72	$—	$—	$—
12/31/18		16.90	0.29		(1.06)	(0.77)	(0.29)	(0.86)	(1.15)
12/31/17	*	14.02	0.27		2.66	2.93	(0.00)[d]	(0.05)	(0.05)
12/31/16	*	13.61	0.34		1.48	1.82	(0.34)	(1.07)	(1.41)
12/31/15	*	15.47	0.27		(0.72)	(0.45)	(0.39)	(1.02)	(1.41)
12/31/14	*	14.56	0.26		1.34	1.60	(0.28)	(0.41)	(0.69)

STOCK INDEX FUND
6/30/19	#	21.94	0.25		3.84	4.09	—	—	—
12/31/18		23.68	0.46		(1.62)	(1.16)	(0.40)	(0.18)	(0.58)
12/31/17	*	19.59	0.40		3.71	4.11	—	(0.02)	(0.02)
12/31/16	*	17.74	0.40		1.86	2.26	(0.41)	(0.00)	(0.41)
12/31/15	*	18.17	0.35		(0.28)	0.07	(0.36)	(0.14)	(0.50)
12/31/14	*	16.49	0.32		1.73	2.05	(0.33)	(0.04)	(0.37)

INTERNATIONAL EQUITY FUND
6/30/19	#	7.07	0.12		0.79	0.91	—	—	—
12/31/18		9.35	0.17		(2.36)	(2.19)	(0.09)	—	(0.09)
12/31/17	*	7.11	0.10		2.24	2.34	(0.10)	—	(0.10)
12/31/16	*	7.14	0.11		(0.03)	0.08	(0.11)	—	(0.11)
12/31/15	*	7.32	0.10		(0.18)	(0.08)	(0.10)	—	(0.10)
12/31/14	*	8.06	0.12		(0.76)	(0.64)	(0.10)	—	(0.10)

BOND FUND
6/30/19	#	9.96	0.16		0.52	0.68	—	—	—
12/31/18		10.31	0.30		(0.38)	(0.08)	(0.27)	—	(0.27)
12/31/17	*	9.86	0.27		0.18	0.45	(0.00)[d]	—	(0.00)[d]
12/31/16	*	9.82	0.28		0.13	0.41	(0.29)	(0.08)	(0.37)
12/31/15	*	10.22	0.29		(0.23)	0.06	(0.35)	(0.11)	(0.46)
12/31/14	*	9.98	0.24		0.31	0.55	(0.23)	(0.08)	(0.31)

MONEY MARKET FUND
6/30/19	#	1.00	0.01		—	0.01	(0.01)	—	(0.01)
12/31/18		1.00	0.02		—	0.02	(0.02)	—	(0.02)
12/31/17		1.00	0.01		—	0.01	(0.01)	—	(0.01)
12/31/16		1.00	0.00	[d]	0.00 [d]	0.00 [d]	(0.00)[d]	—	(0.00)[d]
12/31/15		1.00	0.00	[d]	0.00 [d]	0.00 [d]	(0.00)[d]	—	(0.00)[d]
12/31/14		1.00	—		0.00 [d]	0.00 [d]	—	—	—

100	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

			Ratios and supplemental data
				Ratios to average net assets

Net asset value, end of period	Total return††	Total return excluding payment from affiliates[u]	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates[u]		Portfolio turnover rate		Portfolio turnover rate excluding mortgage dollar rolls

$17.70	18.16%[b]	18.16%[b]	$64,499	0.32%[c]		0.22%[c]		1.72%[c]		1.72%[c]		15%[b]		15%[b]
14.98	(5.55)	(5.55)	55,841	0.32		0.22		1.68		1.68		38		38
16.90	20.96	20.96	61,385	0.33		0.22		1.75		1.75		13		13
14.02	13.35	13.35	52,595	0.36		0.22		2.44		2.44		21		21
13.61	(2.70)	(2.70)	47,408	0.28		0.22		1.76		1.76		9		9
15.47	10.98	10.98	71,967	0.26		0.22		1.68		1.68		10		10

26.03	18.64 [b]	18.64 [b]	523,475	0.10	[c]	0.09	[c]	2.00	[c]	2.00	[c]	2	[b]	2	[b]
21.94	(5.28)	(5.28)	429,527	0.10		0.09		1.89		1.89		4		4
23.68	21.01	21.01	445,430	0.12		0.09		1.88		1.88		7		7
19.59	12.71	12.71	364,787	0.12		0.09		2.19		2.19		12		12
17.74	0.43	0.43	332,443	0.11		0.09		1.91		1.91		7		7
18.17	12.46	12.46	328,728	0.12		0.09		1.86		1.86		8		8

7.98	13.01 [b]	13.00 [b]	96,014	0.70	[c]	0.60	[c]	3.10	[c]	3.09	[c]	61	[b]	61	[b]
7.07	(23.58)	(23.59)	86,051	0.71		0.60		1.96		1.95		67		67
9.35	32.98	32.97	115,406	0.70		0.60		1.24		1.24		119		119
7.11	1.06	0.96	88,738	0.69		0.60		1.57		1.47		94		94
7.14	(0.98)	(0.98)	91,819	0.66		0.60		1.29		1.29		77		77
7.32	(7.90)	(7.90)	90,680	0.66		0.60		1.46		1.46		91		91

10.64	6.83 [b]	6.83 [b]	199,078	0.39	[c]	0.35	[c]	3.22	[c]	3.22	[c]	75	[b]	61	[b]
9.96	(0.79)	(0.79)	189,285	0.38		0.35		3.01		3.01		147		139
10.31	4.54	4.54	199,969	0.36		0.35		2.69		2.69		147		114
9.86	4.23	4.23	177,844	0.42		0.35		2.80		2.80		217		143
9.82	0.57	0.57	179,096	0.39		0.35		2.77		2.77		155		155
10.22	5.47	5.47	230,823	0.39		0.35		2.38		2.38		180		180

1.00	1.14 [b]	1.14 [b]	108,444	0.23	[c]	0.15	[c]	2.29	[c]	2.29	[c]	—		—
1.00	1.71	1.71	104,670	0.24		0.15		1.73		1.73		—		—
1.00	0.74	0.74	82,411	0.26		0.15		0.75		0.75		—		—
1.00	0.28	0.28	78,259	0.26		0.15		0.28		0.28		—		—
1.00	0.00	0.00	71,238	0.23		0.15		0.00		0.00		—		—
1.00	0.00	0.00	68,628	0.23		0.11		0.00		0.00		—		—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	101

Financial highlights

TIAA-CREF Life Funds

		Selected per share data
			Gain (loss) from investment operations
						Less distributions from
For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions

BALANCED FUND
6/30/19	#	$10.94	$(0.01)	$1.37	$1.36	$—	$—	$—
12/31/18		11.63	0.21	(0.84)	(0.63)	(0.00)[d]	(0.06)	(0.06)
12/31/17		10.32	0.00	1.42	1.42	—	(0.11)	(0.11)
12/31/16		10.12	0.23	0.39	0.62	(0.25)	(0.17)	(0.42)
12/31/15		10.45	0.22	(0.09)	0.13	(0.30)	(0.16)	(0.46)
12/31/14	†	10.00	0.29	0.43	0.72	(0.27)	(0.00)[d]	(0.27)

#	Unaudited
*	This per share data has been retroactively adjusted for 5-for-2 stock split that occurred on October 25, 2017.
†	The Fund commenced operations on January 31, 2014.
††	Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[u]	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

102	2019 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

		Ratios and supplemental data
			Ratios to average net assets

Net asset value, end of period	Total return††	Net assets at end of period (in thousands)	Gross expenses[e]		Net expenses[e]		Net investment income (loss)		Portfolio turnover rate

$12.30	12.43%[b]	$64,375	0.20%[c]		0.10%[c]		(0.10)%[c]		14%[b]
10.94	(5.47)	56,516	0.21		0.10		1.77		17
11.63	13.82	59,343	0.23		0.10		0.02		14
10.32	6.14	49,957	0.24		0.10		2.20		17
10.12	1.28	42,585	0.23		0.10		2.03		40
10.45	7.21 [b]	36,932	0.49	[c]	0.10	[c]	2.99	[c]	59	[b]

See notes to financial statements	TIAA-CREF Life Funds ▪ 2019 Semiannual Report	103

Notes to financial statements (unaudited)

TIAA-CREF Life Funds

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of Operations. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost

104	2019 Semiannual Report ▪ TIAA-CREF Life Funds

of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are

TIAA-CREF Life Funds ▪ 2019 Semiannual Report	105

Notes to financial statements (unaudited)

retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuance: In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule have been implemented and did not have a material impact on the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time

106	2019 Semiannual Report ▪ TIAA-CREF Life Funds

continued

when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options traded over the counter and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

TIAA-CREF Life Funds ▪ 2019 Semiannual Report	107

Notes to financial statements (unaudited)

As of June 30, 2019, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs, while 100% of the value of investments in the Small-Cap Equity Fund and Balanced Fund were valued based on Level 1 inputs.

The following table summarizes the market value of the Funds’ investments as of June 30, 2019, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total

Growth Equity
Equity investments:
Communication services	$17,961,539	$1,317,305	$—	$19,278,844
Consumer discretionary	15,038,086	2,011,960	—	17,050,046
Health care	14,975,191	2,888,688	—	17,863,879
Industrials	5,101,564	1,734,771	—	6,836,335
Information technology	45,116,591	1,377,341	—	46,493,932
All other equity investments*	8,149,552	—	—	8,149,552
Short-term investments	245,564	800,000	—	1,045,564

Total	$106,588,087	$10,130,065	$—	$116,718,152

Growth & Income
Equity investments:
Communication services	$15,835,036	$590,540	$—	$16,425,576
Consumer discretionary	12,457,215	460,062	—	12,917,277
Consumer staples	12,089,218	543,168	—	12,632,386
Health care	21,852,291	3,106,771	—	24,959,062
Industrials	13,537,253	310,870	—	13,848,123
Information technology	34,177,620	490,319	—	34,667,939
All other equity investments*	34,757,522	—	—	34,757,522
Short-term investments	666,742	595,000	—	1,261,742
Purchased options	17,542	—	—	17,542
Written options**	(272,113)	—	—	(272,113)

Total	$145,118,326	$6,096,730	$—	$151,215,056

Large-Cap Value
Equity investments*	$69,588,132	$—	$—	$69,588,132
Short-term investments	—	570,000	—	570,000

Total	$69,588,132	$570,000	$—	$70,158,132

Real Estate Securities
Equity investments*	$76,453,880	$—	$—	$76,453,880
Short-term investments	—	580,000	—	580,000

Total	$76,453,880	$580,000	$—	$77,033,880

Social Choice Equity
Equity investments*	$64,343,811	$—	$—	$64,343,811
Short-term investments	77,317	210,000	—	287,317
Futures contracts**	2,970	—	—	2,970

Total	$64,424,098	$210,000	$—	$64,634,098

108	2019 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Stock Index
Equity investments:
Financials	$70,312,460	$125	$—	$70,312,585
Health care	73,199,885	95	—	73,199,980
Materials	15,470,805	—	1,286	15,472,091
All other equity investments*	361,727,644	—	—	361,727,644
Short-term investments	2,678,508	2,400,000	—	5,078,508
Futures contracts**	25,496	—	—	25,496

Total	$523,414,798	$2,400,220	$1,286	$525,816,304

International Equity
Equity investments:
Asia	$616,891	$18,249,795	$—	$18,866,686
Europe	—	69,620,182	—	69,620,182
All other equity investments*	—	5,860,623	—	5,860,623
Short-term investments	881,937	2,355,000	—	3,236,937

Total	$1,498,828	$96,085,600	$—	$97,584,428

Bond
Bank loan obligations	$—	$2,302,907	$—	$2,302,907
Corporate bonds	—	64,384,312	—	64,384,312
Government bonds	—	88,923,108	50,413	88,973,521
Structured assets	—	37,396,344	55,048	37,451,392
Preferred stocks	283,533	—	—	283,533
Short-term investments	—	4,824,000	—	4,824,000
Swaps contracts**	—	(5,704)	—	(5,704)
Unfunded loan commitment***	—	(68)	—	(68)

Total	$283,533	$197,824,899	$105,461	$198,213,893

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.
***	Unfunded loan commitments are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

TIAA-CREF Life Funds ▪ 2019 Semiannual Report	109

Notes to financial statements (unaudited)

At June 30, 2019, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Assets derivatives			Liabilities derivatives
Derivative contract	Location		Fair value amount	Location	Fair value amount

Growth & Income Fund
Equity contracts	Portfolio investments		$17,542	Written options	$(272,113)

Social Choice Equity Fund
Equity contracts	Futures contracts	*	2,970

Stock Index Fund
Equity contracts	Futures contracts	*	25,496

Bond Fund
Credit contracts				Credit default swap contracts	(5,704)

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swap contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures and swap contracts.

For the period ended June 30, 2019, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Growth Equity Fund
Equity contracts	Purchased options	$(72,362)	$—
Equity contracts	Written options	23,839	(605)

Growth & Income Fund
Equity contracts	Purchased options	7,175	(3,637)
Equity contracts	Written options	121,949	205,942

Social Choice Equity Fund
Equity contracts	Futures contracts	18,209	28,123

Stock Index Fund
Equity contracts	Futures contracts	247,466	292,607

Bond Fund
Credit contracts	Swap contracts	(8,307)	(5,704)

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering

110	2019 Semiannual Report ▪ TIAA-CREF Life Funds

continued

into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended June 30, 2019, the Social Choice Equity Fund and Stock Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 2% of net assets. The futures contracts outstanding as of June 30, 2019 are disclosed in the summary portfolio of investments and the full Schedules of Investments.

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended June 30, 2019, the Growth Equity Fund and Growth & Income Fund had exposure to options, based on underlying notional values, generally between 0% and 6% of net assets. The purchased and written options outstanding as of June 30, 2019 are disclosed in the summary portfolio of investments and the full Schedules of Investments.

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse

TIAA-CREF Life Funds ▪ 2019 Semiannual Report	111

Notes to financial statements (unaudited)

(centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended June 30, 2019, the Bond Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets. The credit default swap contracts outstanding as of June 30, 2019 are disclosed in the summary portfolio of investments and the full schedule of investments.

112	2019 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Note 4—investment adviser and affiliates

Teachers Advisors, LLC (“Advisors”), a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between Advisors and the Funds. The Funds have also entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, TPIS is not compensated. TPIS does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds.

As part of the Advisory Agreement, Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of June 30, 2019, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:

Fund	Investment management fee	Maximum expense amounts*

Growth Equity	0.45%	0.52%
Growth & Income	0.45	0.52
Large-Cap Value	0.45	0.52
Real Estate Securities	0.50	0.57
Small-Cap Equity	0.46	0.53
Social Choice Equity	0.15	0.22
Stock Index	0.06	0.09
International Equity	0.50	0.60
Bond	0.30	0.35
Money Market	0.10	0.15
Balanced	0.10	0.10

*	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2020. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

Income, reflected in Payment from affiliate on the Statement of Operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly.

TIAA-CREF Life Funds ▪ 2019 Semiannual Report	113

Notes to financial statements (unaudited)

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2019, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss)

Growth Equity	$328,221	$126,997	$15,041
Growth & Income	546,266	785,779	(64,998)
Large-Cap Value	73,911	—	—
Real Estate Securities	131,906	—	—
Small-Cap Equity	1,267,970	248,500	48,955
Social Choice Equity	130,923	168,404	18,179
Stock Index	2,608,872	—	—
International Equity	—	2,227,471	(196,608)
Balanced	—	193,453	(1,030)

Certain registered separate accounts of TIAA-CREF Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds.

The following is the percentage of the Funds’ shares owned by affiliates and the Balanced Fund as of June 30, 2019:

Underlying Fund	Investments in funds held by TIAA-CREF Life	Investments in funds held by Balanced Fund	Total

Growth Equity	95%	5%	100%
Growth & Income	96	4	100
Large-Cap Value	92	8	100
Real Estate Securities	98	2	100
Small-Cap Equity	97	3	100
Social Choice Equity	100	—	100
Stock Index	99	1	100
International Equity	93	7	100
Bond	84	16	100
Money Market	100	—	100
Balanced	100	—	100

114	2019 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The TIAA-CREF Life Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 12/31/18	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 6/30/19

TIAA-CREF Life Balanced Fund
TIAA-CREF Life Funds:
Growth Equity	$4,940	$783	$811	$20	$1,040	$—	$5,972
Growth & Income	5,560	661	810	(12)	1,127	—	6,526
Large-Cap Value	5,062	577	710	(60)	930	—	5,799
Real Estate Securities	1,103	193	241	10	222	—	1,287
Small Cap Equity	1,109	177	184	(12)	219	—	1,309
Stock Index	4,453	601	663	24	816	—	5,231
International Equity	5,604	749	582	(97)	843	—	6,517
Bond	28,625	4,045	3,004	12	2,012	—	31,690

	$56,456	$7,786	$7,005	$(115)	$7,209	$—	$64,331

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities. As of June 30, 2019, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

TIAA-CREF Life Funds ▪ 2019 Semiannual Report	115

Notes to financial statements (unaudited)

At June 30, 2019, the total value of securities on loan and the total value of collateral received were as follows:

Fund	Aggregated value of securities on loan	Cash collateral received*	Non-cash collateral received	Total collateral received

Growth	$239,973	$245,564	$—	$245,564
Growth & Income	959,357	666,742	304,336	971,078
Small-Cap Equity	281,550	174,795	112,967	287,762
Social Choice	363,868	77,317	287,791	365,108
Stock Index	4,083,022	2,678,508	1,513,306	4,191,814
International Equity	833,472	881,937	—	881,937

*	May include cash and investment of cash collateral.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of Assets and Liabilities.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Funds may enter into loan commitments to fund a portion of a delayed-draw term loan facility. The Funds are obligated to fund loan commitments at the borrower’s discretion. The Funds reserve against such contingent obligation by segregating short-term securities or cash. At June 30, 2019, the Bond Fund held an unfunded loan commitment of $8,641. Unfunded loan commitments are marked-to-market daily and any unrealized appreciation (depreciation) is included as an asset (liability) on the Statements of Assets and Liabilities. Interest income and the change in unrealized appreciation (depreciation) are included on the Statements of Operations.

116	2019 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Net unrealized appreciation (depreciation): At June 30, 2019, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Growth Equity	$73,080,090	$43,945,795	$(307,733)	$43,638,062
Growth & Income	101,478,893	51,151,177	(1,415,014)	49,736,163
Large-Cap Value	59,536,423	11,305,221	(683,512)	10,621,709
Real Estate Securities	51,466,845	25,986,071	(419,036)	25,567,035
Small-Cap Equity	48,630,014	7,289,047	(3,414,411)	3,874,636
Social Choice Equity	45,199,295	21,457,974	(2,023,171)	19,434,803
Stock Index	268,776,417	270,318,310	(13,278,423)	257,039,887
International Equity	102,545,585	4,036,874	(8,998,031)	(4,961,157)
Bond	193,001,255	6,056,694	(828,225)	5,228,469
Balanced	57,343,607	6,987,664	—	6,987,664

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended June 30, 2019 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales

Growth Equity	$55,309,593	$—	$57,490,635	$—
Growth & Income	44,248,629	—	47,153,767	—
Large-Cap Value	9,056,877	—	12,039,522	—
Real Estate Securities	8,204,878	—	11,009,306	—
Small-Cap Equity	34,602,458	—	36,736,191	—
Social Choice Equity	9,273,047	—	9,418,452	—
Stock Index	34,249,689	—	9,901,071	—
International Equity	55,008,880	—	57,652,713	—
Bond	35,176,506	111,687,064	49,935,115	91,362,728
Balanced	9,141,171	—	8,354,839	—

TIAA-CREF Life Funds ▪ 2019 Semiannual Report	117

Notes to financial statements (unaudited)

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended December 31, 2018 was as follows:

	2018
Fund	Ordinary income	Long-term capital gains	Total

Growth Equity	$1,931,191	$5,231,304	$7,162,495
Growth & Income	2,948,877	7,648,071	10,596,948
Large-Cap Value	2,392,998	4,094,386	6,487,384
Real Estate Securities	1,420,413	2,561,764	3,982,177
Small-Cap Equity	2,135,741	4,279,003	6,414,744
Social Choice Equity	1,341,082	2,603,696	3,944,778
Stock Index	8,238,101	2,629,290	10,867,391
International Equity	1,123,383	—	1,123,383
Bond	5,057,919	—	5,057,919
Money Market	1,510,779	—	1,510,779
Balanced	111,207	197,104	308,311

The tax character of the fiscal year 2018 distributions will be determined at the end of the fiscal year.

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended June 30, 2019, there were no inter-fund borrowing or lending transactions.

Note 8—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 18, 2019 expiring on June 16, 2020, replacing the previous $1.25 billion facility, which expired June 2019. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is

118	2019 Semiannual Report ▪ TIAA-CREF Life Funds

concluded

borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2019, there were no borrowings under this credit facility by the Funds.

Note 9—share split

Effective October 25, 2017, the Growth Equity Fund, Growth & Income Fund, International Equity Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, and the Bond Fund underwent a 5-for-2 share split. The effect of the share split transaction was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits.

Note 10—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 11—legal proceedings

The Social Choice Equity Fund was named as defendant and a putative member of the proposed defendant class of shareholders, or could be added as a defendant, in pending litigation by the Bankruptcy Litigation Trustee for the Tribune Company (Tribune) and certain creditors of Tribune, as a result of its ownership of shares of Tribune in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The plaintiffs in that litigation seek to recover payments of the proceeds of the LBO. The litigation is now part of a multi-district litigation proceeding in the Southern District of New York and the Second Court of Appeals. The Fund’s exposure related to this matter is estimated to be 0.18% of net assets as of June 30, 2019.

TIAA-CREF Life Funds ▪ 2019 Semiannual Report	119

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Life Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Life Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 28, 2019, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other

120	2019 Semiannual Report ▪ TIAA-CREF Life Funds

information, comparative performance and expense data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 28, 2019, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at

TIAA-CREF Life Funds ▪ 2019 Semiannual Report	121

Approval of investment management agreement (unaudited)

current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

Prior to the March 28, 2019 meeting, the Board met informally to review and discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 2019 meeting, the Trustees were given the opportunity to and did ask additional questions, and they reviewed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to each Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the general session meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of meetings leading up to the March 28, 2019 meeting, the oversight and evaluation of Advisors’ services to the

122	2019 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Funds by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and review, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 28, 2019, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios and, with respect to the Balanced Fund, which is a fund of funds that may invest its assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “underlying funds”; selecting underlying funds and allocating the Balanced Fund’s assets among the underlying funds; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

TIAA-CREF Life Funds ▪ 2019 Semiannual Report	123

Approval of investment management agreement (unaudited)

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the three-year performance of the Stock Index Fund before any reductions for fees and expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable, on the Stock Index Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.

The Board considered, in those cases in which a Fund had performed materially differently from its Broadridge peers or benchmark based on a Board-established threshold, the factors identified by Advisors that contributed to such difference and any remedial measures being undertaken by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2018. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had incurred a net loss with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2018.

124	2019 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds that underlie variable insurance products. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds that underlie variable insurance products. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because Advisors operated each Fund at a loss, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Funds. The Board considered the management fee rates and the performance of such companies and accounts. The Board considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in

TIAA-CREF Life Funds ▪ 2019 Semiannual Report	125

Approval of investment management agreement (unaudited)

different types of markets; (3) may be provided with different types or levels of services; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Investments and Teachers Insurance and Annuity Association of America (“TIAA”), of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Advisors may also benefit from the ability to acquire investment research related to the commission arrangements made on behalf of the Funds (i.e., soft dollars). Additionally, the Funds are utilized primarily as investment options for products offered by an affiliate of Advisors, TIAA-CREF Life Insurance Company.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. All time periods referenced below are ended December 31, 2018. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2018. Statements below regarding “net loss” refer to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2018 under the Agreement.

Growth Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
•

The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).

•	The Fund was in the 3rd, 3rd, 3rd and 2nd quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes

126	2019 Semiannual Report ▪ TIAA-CREF Life Funds

continued

(“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 4th, 2nd and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.

•	The Board considered that the Fund’s underperformance was due to returns in 2016 where value investing was strongly favored over growth investing.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Growth & Income Fund

•	The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 3rd, 4th, 2nd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 3rd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Large-Cap Value Fund

•	The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 4th, 4th, 4th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 4th, 5th and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 2 stars.
•	The Board considered that the Fund underwent a portfolio manager change in November 2018 to seek to improve the consistency and magnitude of excess returns.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

TIAA-CREF Life Funds ▪ 2019 Semiannual Report	127

Approval of investment management agreement (unaudited)

Real Estate Securities Fund

•	The Fund’s annual contractual investment management fee rate is 0.50% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 2nd, 1st, 1st and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Small-Cap Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.46% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in each the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 4th, 4th, 2nd and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 3rd, 1st and 2nd quintiles of its Performance Universe for each of the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 2 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Social Choice Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.15% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 2nd, 3rd, 2nd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

128	2019 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Stock Index Fund

•	The Fund’s annual contractual investment management fee rate is 0.06% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

For the three-year period, the Fund’s adjusted relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses, including the effect of net asset value rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, differed by +1 basis points. For reference, one basis point equals 0.01%.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

International Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.50% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 5th, 5th, 5th and 4th quintiles of both its Performance Group and Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•

The Board considered Advisors’ representation that tactical changes had been implemented to mitigate risk, while maintaining the Fund’s ability to take advantage of future buying opportunities that could lead to positive relative returns.

•	The Fund received an Overall Morningstar Rating of 2 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Bond Fund

•	The Fund’s annual contractual investment management fee rate is 0.30% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 4th, 2nd, 1st, and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 1st, 1st and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

TIAA-CREF Life Funds ▪ 2019 Semiannual Report	129

Approval of investment management agreement (unaudited)	concluded

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Money Market Fund

•	The Fund’s annual contractual investment management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	Money market funds are not rated by Morningstar.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Balanced Fund

•	The Fund’s annual contractual investment management fee rate is 0.10% of average daily net assets.
•

The Fund’s total expense ratio was in the 2nd quintile of its Expense Group, while the Fund’s actual investment management fee rate and contractual investment management fee rate each ranked 1 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in the 2nd, 1st and 1st quintiles of its Expense Universe, respectively.

•

The Fund was in the 4th and 2nd quintiles of its Performance Group for the one- and three-year periods, respectively. The Fund was in the 3rd quintile of its Performance Universe for both the one- and three-year periods.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period and also incurred a net loss on each of the underlying funds in which the Fund invested.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

130	2019 Semiannual Report ▪ TIAA-CREF Life Funds

Additional information about index providers (unaudited)

Russell indexes

Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2019. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Bloomberg Barclays indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

FTSE index

Source: FTSE International Limited (“FTSE”) © FTSE 2019. “FTSE®” is a trade mark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. “Nareit®” is a trade mark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

Standard & Poor’s index

The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Growth & Income Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively,

TIAA-CREF Life Funds ▪ 2019 Semiannual Report	131

Additional information about index providers (unaudited)

“S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the Fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Fund. S&P Dow Jones Indices has no obligation to take the needs of the Fund or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

MSCI indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis

132	2019 Semiannual Report ▪ TIAA-CREF Life Funds

concluded

for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Morningstar index

©2019 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

TIAA-CREF Life Funds ▪ 2019 Semiannual Report	133

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How to reach us

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org

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Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252

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National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800-842-2252

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For an existing policy or contract

800-223-1200

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2019 Teachers Insurance and Annuity Association of America–College Retirement Equities Fund,

730 Third Avenue, New York, NY 10017-3206

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881047	A10937 (8/19)

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audited Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

CAPITAL GOODS - 4.1%
12,258		Airbus SE	$1,734,772
2,628		Boeing Co	956,618
4,033	*	Middleby Corp	547,278
2,920		Roper Industries, Inc	1,069,479
1,956		W.W. Grainger, Inc	524,658

		TOTAL CAPITAL GOODS	4,832,805

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
649	*	CoStar Group, Inc	359,585
14,787	*	IHS Markit Ltd	942,228

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,301,813

CONSUMER DURABLES & APPAREL - 3.4%
7,481		Essilor International S.A.	974,938
33,302		Nike, Inc (Class B)	2,795,703
10,218	*	Under Armour, Inc (Class A)	259,026

		TOTAL CONSUMER DURABLES & APPAREL	4,029,667

CONSUMER SERVICES - 0.9%
653	*	Chipotle Mexican Grill, Inc (Class A)	478,571
7,340		Restaurant Brands International, Inc	510,423

		TOTAL CONSUMER SERVICES	988,994

DIVERSIFIED FINANCIALS - 2.1%
13,461	*	Blackstone Group LP	597,938
12,414		IntercontinentalExchange Group, Inc	1,066,859
3,498		S&P Global, Inc	796,809

		TOTAL DIVERSIFIED FINANCIALS	2,461,606

FOOD, BEVERAGE & TOBACCO - 1.5%
24,274		Coca-Cola Co	1,236,032
19,201		Keurig Dr Pepper, Inc	554,909

		TOTAL FOOD, BEVERAGE & TOBACCO	1,790,941

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
12,990	*	Alcon, Inc	806,029
4,808	*	Edwards Lifesciences Corp	888,230
1,750	*	Guardant Health, Inc	151,078
4,502	*	Intuitive Surgical, Inc	2,361,524
6,119		Stryker Corp	1,257,944

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,464,805

MATERIALS - 3.3%
17,540	*	Corteva, Inc	518,658
8,567		Linde plc	1,720,254
3,618		Sherwin-Williams Co	1,658,093

		TOTAL MATERIALS	3,897,005

MEDIA & ENTERTAINMENT - 16.2%
27,854		Activision Blizzard, Inc	1,314,709
2,843	*	Alphabet, Inc (Class A)	3,078,401
2,498	*	Alphabet, Inc (Class C)	2,700,113
22,470	*	Facebook, Inc	4,336,710
7,869	*	IAC/InterActiveCorp	1,711,744

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

6,807	*	NetFlix, Inc	$2,500,347
20,599		Tencent Holdings Ltd	931,886
11,438	*	Twitter, Inc	399,186
13,752		Walt Disney Co	1,920,329

		TOTAL MEDIA & ENTERTAINMENT	18,893,425

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.5%
8,050	*	Alexion Pharmaceuticals, Inc	1,054,389
4,290		Amgen, Inc	790,561
22,996		AstraZeneca plc	1,879,961
29,254	*	Avantor, Inc	558,459
6,681	*	BioMarin Pharmaceutical, Inc	572,228
11,851		Eli Lilly & Co	1,312,972
3,421	*	Illumina, Inc	1,259,441
7,036	*	Incyte Corp	597,778
1,133	*	IQVIA Holdings, Inc	182,300
3,524		Johnson & Johnson	490,823
2,988		Lonza Group AG.	1,008,727
12,364		Merck & Co, Inc	1,036,722
917	*	Sage Therapeutics, Inc	167,893
4,808	*	Vertex Pharmaceuticals, Inc	881,691
5,332		Zoetis, Inc	605,129

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	12,399,074

RETAILING - 10.3%
3,358	*	Amazon.com, Inc	6,358,810
13,430		Expedia, Inc	1,786,593
7,796		Home Depot, Inc	1,621,334
1,757		Kering	1,037,022
7,470		Kohl’s Corp	355,198
2,515	*	Ulta Beauty, Inc	872,428

		TOTAL RETAILING	12,031,385

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
17,894	*	Advanced Micro Devices, Inc	543,441
2,952		Lam Research Corp	554,503
16,213		Qualcomm, Inc	1,233,323
10,156		Texas Instruments, Inc	1,165,503
7,099		Xilinx, Inc	837,114

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,333,884

SOFTWARE & SERVICES - 29.7%
9,486	*	Adobe, Inc	2,795,050
1,049	*,g	Adyen NV	809,183
17,570	*	Akamai Technologies, Inc	1,408,060
14,024		Automatic Data Processing, Inc	2,318,588
4,091		Broadridge Financial Solutions, Inc	522,339
3,562		Dassault Systemes S.A.	568,158
11,541	*	GoDaddy, Inc	809,601
10,885		Intuit, Inc	2,844,577
16,450		MasterCard, Inc (Class A)	4,351,518
59,665		Microsoft Corp	7,992,723
26,429	*	PayPal Holdings, Inc	3,025,063
16,942	*	salesforce.com, Inc	2,570,610
5,240	*	ServiceNow, Inc	1,438,747
4,858	*	Square, Inc	352,351
1,690	*	Twilio, Inc	230,431
15,990		Visa, Inc (Class A)	2,775,065

		TOTAL SOFTWARE & SERVICES	34,812,064

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
15,572		Apple, Inc	3,082,011
1,432	*	Arista Networks, Inc	371,776
30,989		Cisco Systems, Inc	1,696,028

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY			VALUE

4,169	*	Keysight Technologies, Inc			$374,418
7,337		Motorola Solutions, Inc			1,223,298
119,851		Nokia Corp			600,453

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			7,347,984

TELECOMMUNICATION SERVICES - 0.3%
8,002		Softbank Group Corp			385,419

		TOTAL TELECOMMUNICATION SERVICES			385,419

TRANSPORTATION - 0.6%
10,679	*,e	Lyft, Inc (Class A)			701,717

		TOTAL TRANSPORTATION			701,717

		TOTAL COMMON STOCKS			115,672,588

		(Cost $71,411,875)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.7%
$800,000		Federal Home Loan Bank (FHLB)	2.100%	07/01/19	800,000

		TOTAL GOVERNMENT AGENCY DEBT			800,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
245,564	c	State Street Navigator Securities Lending Government Money Market Portfolio			245,564

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			245,564

		TOTAL SHORT-TERM INVESTMENTS			1,045,564

		(Cost $1,045,564)
		TOTAL INVESTMENTS - 99.6%			116,718,152
		(Cost $72,457,439)
		OTHER ASSETS & LIABILITIES, NET - 0.4%			438,167

		NET ASSETS - 100.0%			$117,156,319

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $239,973.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/19, the aggregate value of these securities was $809,183 or 0.7% of net assets.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 0.6%
6,013		Aptiv plc	$486,031
35,060		Ford Motor Co	358,664

		TOTAL AUTOMOBILES & COMPONENTS	844,695

BANKS - 5.5%
85,748		Bank of America Corp	2,486,692
22,186		Citizens Financial Group, Inc	784,497
27,529		JPMorgan Chase & Co	3,077,743
4,946		M&T Bank Corp	841,166
20,728		US Bancorp	1,086,147

		TOTAL BANKS	8,276,245

CAPITAL GOODS - 6.7%
2,814	n	Boeing Co	1,024,324
2,923		Carlisle Cos, Inc	410,418
5,432		Deere & Co	900,137
8,261		Dover Corp	827,752
24,464	n	General Electric Co	256,872
11,441	n	Honeywell International, Inc	1,997,484
7,879		Ingersoll-Rand plc	998,033
10,962		ITT, Inc	717,792
5,737		L3Harris Technologies, Inc	1,085,039
2,546	n	Northrop Grumman Corp	822,638
4,188	n	Rockwell Automation, Inc	686,120
3,328		Woodward Governor Co	376,597

		TOTAL CAPITAL GOODS	10,103,206

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
4,847		Verisk Analytics, Inc	709,891
10,662		Waste Management, Inc	1,230,075

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,939,966

CONSUMER DURABLES & APPAREL - 1.6%
10,522	*	Levi Strauss & Co	219,699
2,537	*,n	Lululemon Athletica, Inc	457,193
44,033	*,e	Mattel, Inc	493,610
15,909	*,g	Spin Master Corp	460,062
10,955		Tapestry, Inc	347,602
12,816		Wolverine World Wide, Inc	352,953

		TOTAL CONSUMER DURABLES & APPAREL	2,331,119

CONSUMER SERVICES - 0.6%
536		Domino’s Pizza, Inc	149,158
1,575		Papa John’s International, Inc	70,434
6,981	n	Royal Caribbean Cruises Ltd	846,167

		TOTAL CONSUMER SERVICES	1,065,759

DIVERSIFIED FINANCIALS - 2.9%
16,969	*	Blackstone Group LP	753,763
7,095	n	CME Group, Inc	1,377,210
28,205		Morgan Stanley	1,235,661
17,022		Voya Financial, Inc	941,317

		TOTAL DIVERSIFIED FINANCIALS	4,307,951

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

ENERGY - 4.9%
7,225	*	Apergy Corp	$242,326
24,320		Cabot Oil & Gas Corp	558,387
14,758		Chevron Corp	1,836,486
8,233		Concho Resources, Inc	849,481
9,683		Delek US Holdings, Inc	392,355
3,536		Diamondback Energy, Inc	385,318
7,002		EOG Resources, Inc	652,306
12,926		Exxon Mobil Corp	990,519
6,377		Hess Corp	405,386
7,370		ONEOK, Inc	507,130
31,686	*	Parsley Energy, Inc	602,351

		TOTAL ENERGY	7,422,045

FOOD & STAPLES RETAILING - 1.3%
3,743	n	Costco Wholesale Corp	989,125
8,171		Walmart, Inc	902,814

		TOTAL FOOD & STAPLES RETAILING	1,891,939

FOOD, BEVERAGE & TOBACCO - 5.1%
23,002		Coca-Cola Co	1,171,262
8,605		Coca-Cola European Partners plc (Class A)	486,183
21,320	n	ConAgra Brands, Inc	565,406
12,620		Diageo plc	543,168
12,133	n	General Mills, Inc	637,225
17,195	*,n	Hain Celestial Group, Inc	376,571
3,278		Hershey Co	439,350
3,687		J.M. Smucker Co	424,706
23,299		Mondelez International, Inc	1,255,816
6,403	*	Monster Beverage Corp	408,703
11,500		PepsiCo, Inc	1,507,995

		TOTAL FOOD, BEVERAGE & TOBACCO	7,816,385

HEALTH CARE EQUIPMENT & SERVICES - 7.4%
19,403		Abbott Laboratories	1,631,792
3,713	n	Anthem, Inc	1,047,846
25,620	*	Boston Scientific Corp	1,101,147
5,750		Danaher Corp	821,790
2,290	*,n	DexCom, Inc	343,134
4,668	*	Edwards Lifesciences Corp	862,366
3,009	*	Guardant Health, Inc	259,767
3,492		HCA Holdings, Inc	472,014
2,526	*	IDEXX Laboratories, Inc	695,483
1,867	*,n	Intuitive Surgical, Inc	979,335
2,368		STERIS plc	352,548
6,155		Stryker Corp	1,265,345
3,187		UnitedHealth Group, Inc	777,660
17,429	*	Wright Medical Group NV	519,733

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	11,129,960

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
4,844		Estee Lauder Cos (Class A)	886,985
18,578		Procter & Gamble Co	2,037,077

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,924,062

INSURANCE - 2.4%
11,384	*	Athene Holding Ltd	490,195
3,329		Chubb Ltd	490,328
3,719		Cincinnati Financial Corp	385,549
20,480		Hartford Financial Services Group, Inc	1,141,146
9,188		Metlife, Inc	456,368
4,472	*	Palomar Holdings, Inc	107,507
2,862		Willis Towers Watson plc	548,187

		TOTAL INSURANCE	3,619,280

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

MATERIALS - 4.1%
5,445		CF Industries Holdings, Inc	$254,336
19,942	*	Corteva, Inc	589,685
6,199		Dow, Inc	305,673
10,439		DuPont de Nemours, Inc	783,656
2,898		Ecolab, Inc	572,181
8,965		Linde plc	1,800,172
15,134		Newmont Mining Corp	582,205
9,407	n	Nutrien Ltd	502,898
5,420	n	Vulcan Materials Co	744,220

		TOTAL MATERIALS	6,135,026

MEDIA & ENTERTAINMENT - 9.9%
3,393	*	Alphabet, Inc (Class C)	3,667,528
28,490		Comcast Corp (Class A)	1,204,557
16,285	*	Facebook, Inc	3,143,005
3,988	*,n	NetFlix, Inc	1,464,872
690		Nintendo Co Ltd	253,160
7,472	*,n	Take-Two Interactive Software, Inc	848,296
9,850	*	Twitter, Inc	343,765
21,134		Viacom, Inc (Class B)	631,273
12,294		Vivendi Universal S.A.	337,380
17,445		Walt Disney Co	2,436,020
7,263		World Wrestling Entertainment, Inc (Class A)	524,461

		TOTAL MEDIA & ENTERTAINMENT	14,854,317

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
18,248	n	AbbVie, Inc	1,326,995
10,559	*	Acadia Pharmaceuticals, Inc	282,242
5,704	*	Allogene Therapeutics, Inc	153,152
7,467		AstraZeneca plc	610,440
30,812	*	Avantor, Inc	588,201
5,320	*,n	Biohaven Pharmaceutical Holding Co Ltd	232,963
4,510	*	BioMarin Pharmaceutical, Inc	386,282
2,556	*	Bluebird Bio, Inc	325,123
6,321		Daiichi Sankyo Co Ltd	331,508
8,903		Eli Lilly & Co	986,363
4,198	*,n	Exact Sciences Corp	495,532
1,752	*,e	GW Pharmaceuticals plc (ADR)	302,027
3,429	*	IQVIA Holdings, Inc	551,726
2,861	*,n	Jazz Pharmaceuticals plc	407,864
1,634		Lonza Group AG.	551,627
20,624		Merck & Co, Inc	1,729,322
5,588	*,n	Nektar Therapeutics	198,821
3,645	*	Neurocrine Biosciences, Inc	307,747
7,657		Novo Nordisk AS	391,098
3,272		PerkinElmer, Inc	315,224
39,110		Pfizer, Inc	1,694,245
845		Roche Holding AG.	237,604
2,395	*	Sage Therapeutics, Inc	438,501
7,734		Sanofi-Aventis	668,390
2,187		Vifor Pharma AG.	316,105

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	13,829,102

REAL ESTATE - 1.2%
5,399	n	American Tower Corp	1,103,826
6,249		Outfront Media, Inc	161,162
6,816		Prologis, Inc	545,961

		TOTAL REAL ESTATE	1,810,949

RETAILING - 5.8%
2,204	*	Amazon.com, Inc	4,173,560
8,195		Best Buy Co, Inc	571,437
19,220	*	BJ’s Wholesale Club Holdings, Inc	507,408

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

10,148		Home Depot, Inc	$2,110,480
5,995		Kohl’s Corp	285,062
5,204	n	Tiffany & Co	487,303
1,558	*,n	Ulta Beauty, Inc	540,455

		TOTAL RETAILING	8,675,705

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
26,265	*	Advanced Micro Devices, Inc	797,668
1,579	n	Broadcom, Inc	454,531
8,722	*	Cree, Inc	490,002
17,923		Intel Corp	857,974
30,310		Marvell Technology Group Ltd	723,500
4,182	n	Monolithic Power Systems, Inc	567,832
3,165		NVIDIA Corp	519,788
14,737		Qualcomm, Inc	1,121,043
2,556	n	Universal Display Corp	480,681

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	6,013,019

SOFTWARE & SERVICES - 11.9%
3,043	*	Adobe, Inc	896,620
3,074		Dassault Systemes S.A.	490,319
5,880	n	Fidelity National Information Services, Inc	721,359
20,955	*	First Data Corp	567,252
5,367	n	International Business Machines Corp	740,109
5,305	*,n	LiveRamp Holdings, Inc	257,186
8,974		MasterCard, Inc (Class A)	2,373,892
48,806		Microsoft Corp	6,538,052
12,570	*	PayPal Holdings, Inc	1,438,762
2,417	*	Proofpoint, Inc	290,644
8,598	*,n	salesforce.com, Inc	1,304,575
2,017	*,n	ServiceNow, Inc	553,808
5,371	*	Synopsys, Inc	691,194
15,121	*,n	Teradata Corp	542,088
4,700	*	Zscaler, Inc	360,208

		TOTAL SOFTWARE & SERVICES	17,766,068

TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
27,579	n	Apple, Inc	5,458,435
43,867		Cisco Systems, Inc	2,400,841
15,091		Corning, Inc	501,474
8,870	*,n	Keysight Technologies, Inc	796,615
5,978	n	Motorola Solutions, Inc	996,712
68,550		Nokia Corp	343,435
25,628	*	Pure Storage, Inc	391,340

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	10,888,852

TELECOMMUNICATION SERVICES - 1.0%
23,594		AT&T, Inc	790,635
13,664		Verizon Communications, Inc	780,624

		TOTAL TELECOMMUNICATION SERVICES	1,571,259

TRANSPORTATION - 1.2%
17,039		CSX Corp	1,318,307
3,157		DSV AS	310,870
2,675	*,e	Lyft, Inc (Class A)	175,774

		TOTAL TRANSPORTATION	1,804,951

UTILITIES - 2.1%
5,835		Alliant Energy Corp	286,382
5,257		Ameren Corp	394,853
4,933		Entergy Corp	507,754
20,363		FirstEnergy Corp	871,740

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY			VALUE

5,493		NextEra Energy, Inc			$1,125,296

		TOTAL UTILITIES			3,186,025

		TOTAL COMMON STOCKS			150,207,885

		(Cost $99,987,156)

PURCHASED OPTIONS - 0.0%

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
800		Humana, Inc			11,200

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			11,200

MEDIA & ENTERTAINMENT - 0.0%
500		Take-Two Interactive Software, Inc			2,350

		TOTAL MEDIA & ENTERTAINMENT			2,350

SOFTWARE & SERVICES - 0.0%
1,000		Akamai Technologies, Inc			3,875

		TOTAL SOFTWARE & SERVICES			3,875

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,300		Pure Storage, Inc			117

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			117

		TOTAL PURCHASED OPTIONS			17,542

		(Cost $23,008)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.4%
$595,000		Federal Home Loan Bank (FHLB)	2.100%	07/01/19	595,000

		TOTAL GOVERNMENT AGENCY DEBT			595,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
666,742	c	State Street Navigator Securities Lending Government Money Market Portfolio			666,742

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			666,742

		TOTAL SHORT-TERM INVESTMENTS			1,261,742

		(Cost $1,261,742)
		TOTAL INVESTMENTS - 100.8%			151,487,169
		(Cost $101,271,906)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(1,314,680)

		NET ASSETS - 100.0%			$150,172,489

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $959,357.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/19, the aggregate value of these securities was $460,062 or 0.3% of net assets.

n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of June 30, 2019 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Akamai Technologies, Inc, Call	10	$5,770	$85.00	11/15/19	$3,875
Humana, Inc, Call	8	15,056	275.00	11/15/19	11,200
Pure Storage, Inc, Call	13	566	17.50	07/19/19	117
Take-Two Interactive Software, Inc, Call	5	1,616	120.00	09/20/19	2,350

Total	36	$23,008			$17,542

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Written options outstanding as of June 30, 2019 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Put	9	$(889)	$60.00	08/16/19	$(198)
Activision Blizzard, Inc, Put	20	(5,580)	42.50	11/15/19	(4,310)
Akamai Technologies, Inc, Call	10	(3,529)	90.00	11/15/19	(2,210)
Akamai Technologies, Inc, Put	10	(3,229)	75.00	11/15/19	(3,400)
American Tower Corp, Put	5	(1,115)	175.00	07/19/19	(50)
Anthem, Inc, Call	3	(501)	310.00	07/19/19	(66)
Anthem, Inc, Put	3	(4,194)	240.00	09/20/19	(882)
Apple, Inc, Call	10	(11,170)	210.00	01/17/20	(9,790)
Apple, Inc, Call	5	(2,436)	230.00	01/17/20	(2,150)
Apple, Inc, Call	5	(1,815)	250.00	01/17/20	(900)
Apple, Inc, Put	10	(1,989)	175.00	08/16/19	(1,830)
Apple, Inc, Put	10	(1,040)	170.00	09/20/19	(2,230)
Apple, Inc, Put	5	(3,303)	170.00	10/18/19	(1,425)
Apple, Inc, Put	10	(10,530)	190.00	06/19/20	(15,700)
Arista Networks, Inc, Put	3	(2,909)	210.00	11/15/19	(2,415)
Biohaven Pharmaceutical Holding Co Ltd, Put	14	(17,121)	50.00	01/17/20	(17,850)
Boeing Co, Call	3	(375)	405.00	07/19/19	(105)
Broadcom, Inc, Put	1	(128)	220.00	07/19/19	(16)
Broadcom, Inc, Put	3	(714)	230.00	07/19/19	(75)
Cigna Corp, Put	5	(465)	143.00	07/26/19	(440)
Cigna Corp, Put	5	(3,685)	145.00	01/17/20	(3,750)
CME Group, Inc, Call	4	(2,052)	210.00	12/20/19	(1,700)
CME Group, Inc, Put	4	(1,392)	170.00	12/20/19	(1,220)
Coherent, Inc, Put	5	(5,157)	110.00	11/15/19	(2,375)
ConAgra Brands, Inc, Put	6	(918)	22.00	09/20/19	(120)
ConAgra Brands, Inc, Put	18	(2,591)	23.00	09/20/19	(630)
ConAgra Brands, Inc, Put	12	(1,536)	24.00	12/20/19	(1,620)
Constellation Brands, Inc, Put	3	(1,048)	180.00	10/18/19	(1,380)
Costco Wholesale Corp, Call	4	(2,640)	260.00	10/18/19	(5,960)
CVS Health Corp, Put	11	(6,137)	55.00	10/18/19	(3,828)
CVS Health Corp, Put	22	(7,556)	52.50	11/15/19	(6,490)
DexCom, Inc, Put	7	(2,930)	100.00	09/20/19	(542)
DexCom, Inc, Put	7	(4,081)	100.00	12/20/19	(1,610)
DISH Network Corp, Put	14	(3,822)	27.50	01/17/20	(1,960)
Exact Sciences Corp, Call	18	(5,903)	125.00	07/26/19	(4,338)
Exact Sciences Corp, Put	18	(2,213)	99.00	07/26/19	(1,125)
FedEx Corp, Put	4	(9,156)	190.00	01/17/20	(11,950)
Fidelity National Information Services, Inc, Put	10	(1,556)	95.00	07/19/19	(150)
General Mills, Inc, Put	13	(467)	45.00	08/16/19	(195)
Hain Celestial Group, Inc, Put	24	(13,152)	23.00	01/17/20	(6,840)
Humana, Inc, Call	8	(5,824)	310.00	11/15/19	(3,760)
Humana, Inc, Put	8	(10,143)	245.00	11/15/19	(7,440)
International Business Machines Corp, Put	7	(2,312)	125.00	11/15/19	(2,747)
Intuitive Surgical, Inc, Call	1	(751)	620.00	10/18/19	(610)
Jazz Pharmaceuticals plc, Put	6	(4,710)	125.00	12/20/19	(2,430)
Keysight Technologies, Inc, Put	10	(634)	70.00	07/19/19	(150)
LiveRamp Holdings, Inc, Put	13	(1,070)	40.00	08/16/19	(715)
Lululemon Athletica, Inc, Call	5	(624)	200.00	07/12/19	(55)
Micron Technology, Inc, Put	13	(4,094)	34.00	01/17/20	(3,653)
Monolithic Power Systems, Inc, Put	5	(3,738)	120.00	09/20/19	(1,600)
Motorola Solutions, Inc, Call	7	(2,993)	165.00	01/17/20	(8,872)
Motorola Solutions, Inc, Call	7	(2,856)	185.00	01/17/20	(3,080)
Motorola Solutions, Inc, Put	7	(2,681)	130.00	10/18/19	(759)
Motorola Solutions, Inc, Put	7	(2,903)	130.00	01/17/20	(1,677)
Motorola Solutions, Inc, Put	7	(2,051)	135.00	01/17/20	(2,054)
Nektar Therapeutics, Put	8	(6,064)	36.00	11/15/19	(4,640)
NetFlix, Inc, Call	3	(325)	400.00	07/05/19	(33)
Nevro Corp, Put	11	(979)	40.00	08/16/19	(413)
Northrop Grumman Corp, Call	2	(2,379)	340.00	11/15/19	(2,350)
Northrop Grumman Corp, Put	1	(1,746)	270.00	11/15/19	(405)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Northrop Grumman Corp, Put	2	$(3,860)	$275.00	11/15/19	$(940)
Northrop Grumman Corp, Put	2	(1,177)	280.00	11/15/19	(1,090)
Nutanix, Inc, Put	17	(4,576)	30.00	10/18/19	(9,605)
Nutrien Ltd, Put	13	(1,754)	45.00	09/20/19	(423)
Parker-Hannifin Corp, Put	4	(388)	125.00	08/16/19	(120)
Planet Fitness, Inc, Put	13	(481)	65.00	07/19/19	(273)
PNC Financial Services Group, Inc, Put	7	(1,397)	105.00	08/16/19	(165)
PNC Financial Services Group, Inc, Put	7	(2,541)	105.00	11/15/19	(725)
PVH Corp, Put	5	(2,787)	105.00	09/20/19	(6,280)
PVH Corp, Put	5	(4,240)	85.00	01/17/20	(2,725)
Rockwell Automation, Inc, Put	5	(2,088)	140.00	10/18/19	(950)
Royal Caribbean Cruises Ltd, Put	6	(390)	105.00	07/19/19	(108)
salesforce.com, Inc, Call	5	(440)	175.00	07/19/19	(35)
ServiceNow, Inc, Call	3	(1,890)	310.00	07/26/19	(795)
ServiceNow, Inc, Call	5	(5,806)	290.00	11/15/19	(11,000)
ServiceNow, Inc, Put	2	(896)	190.00	08/16/19	(140)
Take-Two Interactive Software, Inc, Call	7	(841)	135.00	09/20/19	(994)
Take-Two Interactive Software, Inc, Put	7	(1,793)	80.00	09/20/19	(227)
Teladoc Health, Inc, Put	7	(3,437)	45.00	10/18/19	(630)
Teladoc Health, Inc, Put	6	(3,566)	45.00	12/20/19	(1,050)
Teradata Corp, Call	11	(785)	47.50	12/20/19	(275)
Teradata Corp, Put	11	(1,772)	35.00	10/18/19	(2,035)
Tiffany & Co, Put	10	(23,280)	105.00	01/17/20	(15,075)
Tiffany & Co, Put	10	(27,030)	110.00	01/17/20	(18,850)
Tiffany & Co, Put	10	(5,099)	82.50	01/17/20	(3,550)
Ulta Beauty, Inc, Call	2	(2,792)	390.00	09/20/19	(1,220)
Universal Display Corp, Call	7	(4,977)	210.00	09/20/19	(6,790)
Universal Display Corp, Call	7	(6,810)	220.00	09/20/19	(4,795)
Vulcan Materials Co, Put	7	(343)	115.00	07/19/19	(70)
WellCare Health Plans, Inc, Put	3	(1,584)	220.00	09/20/19	(765)
WellCare Health Plans, Inc, Put	9	(5,663)	230.00	12/20/19	(3,240)
WellCare Health Plans, Inc, Put	3	(3,174)	240.00	12/20/19	(1,305)
Xilinx, Inc, Put	4	(1,072)	92.50	09/20/19	(852)
Xilinx, Inc, Put	3	(924)	95.00	09/20/19	(738)
Xilinx, Inc, Put	7	(2,697)	95.00	12/20/19	(3,010)
Total	721	$(342,251)			$(272,113)

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

BANKS - 15.2%
87,940		Bank of America Corp	$2,550,260
32,500		Citigroup, Inc	2,275,975
29,400		JPMorgan Chase & Co	3,286,920
4,225		PNC Financial Services Group, Inc	580,008
14,200		US Bancorp	744,080
26,550		Wells Fargo & Co	1,256,346

		TOTAL BANKS	10,693,589

CAPITAL GOODS - 9.4%
5,171		Allegion plc	571,654
6,350		Deere & Co	1,052,258
6,093		Dover Corp	610,519
35,000		General Electric Co	367,500
7,487		Honeywell International, Inc	1,307,155
8,961		Ingersoll-Rand plc	1,135,090
16,365		Masco Corp	642,163
3,506		Parker-Hannifin Corp	596,055
1,865		Stanley Black & Decker, Inc	269,698

		TOTAL CAPITAL GOODS	6,552,092

CONSUMER DURABLES & APPAREL - 1.1%
223	*	NVR, Inc	751,566

		TOTAL CONSUMER DURABLES & APPAREL	751,566

CONSUMER SERVICES - 1.1%
3,600		McDonald’s Corp	747,576

		TOTAL CONSUMER SERVICES	747,576

DIVERSIFIED FINANCIALS - 2.1%
4,975		American Express Co	614,114
4,330		Goldman Sachs Group, Inc	885,918

		TOTAL DIVERSIFIED FINANCIALS	1,500,032

ENERGY - 8.2%
14,100		Chevron Corp	1,754,604
4,050		Concho Resources, Inc	417,879
6,325		Diamondback Energy, Inc	689,235
12,300		EOG Resources, Inc	1,145,868
14,700		Exxon Mobil Corp	1,126,461
7,250		Valero Energy Corp	620,673

		TOTAL ENERGY	5,754,720

FOOD & STAPLES RETAILING - 1.4%
8,500		Walmart, Inc	939,165

		TOTAL FOOD & STAPLES RETAILING	939,165

FOOD, BEVERAGE & TOBACCO - 2.4%
15,000		Mondelez International, Inc	808,500
11,500		Philip Morris International, Inc	903,095

		TOTAL FOOD, BEVERAGE & TOBACCO	1,711,595

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
5,000		Abbott Laboratories	420,500
2,750		Anthem, Inc	776,077
3,650		Cigna Corp	575,058

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

10,000		CVS Health Corp	$544,900
3,400		HCA Holdings, Inc	459,578
6,300		Medtronic plc	613,557
2,010		UnitedHealth Group, Inc	490,460
6,625		Zimmer Biomet Holdings, Inc	780,027

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,660,157

HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
16,300		Procter & Gamble Co	1,787,295

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,787,295

INSURANCE - 6.9%
19,411		American International Group, Inc	1,034,218
6,248	*	Berkshire Hathaway, Inc (Class B)	1,331,886
6,600		Chubb Ltd	972,114
8,837		Lincoln National Corp	569,545
4,360		Marsh & McLennan Cos, Inc	434,910
4,862		Prudential Financial, Inc	491,062

		TOTAL INSURANCE	4,833,735

MATERIALS - 4.4%
11,100		Ball Corp	776,889
10,325	*	Corteva, Inc	305,310
11,200	*	Crown Holdings, Inc	684,320
5,500		Dow, Inc	271,205
7,183		DuPont de Nemours, Inc	539,228
4,400		PPG Industries, Inc	513,524

		TOTAL MATERIALS	3,090,476

MEDIA & ENTERTAINMENT - 4.1%
33,000		Comcast Corp (Class A)	1,395,240
10,300		Walt Disney Co	1,438,292

		TOTAL MEDIA & ENTERTAINMENT	2,833,532

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
2,090		Amgen, Inc	385,145
6,225		Bristol-Myers Squibb Co	282,304
8,300		Gilead Sciences, Inc	560,748
1,300	*	Jazz Pharmaceuticals plc	185,328
15,658		Johnson & Johnson	2,180,846
11,972		Merck & Co, Inc	1,003,852
39,000		Pfizer, Inc	1,689,480

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,287,703

REAL ESTATE - 1.7%
1,775		AvalonBay Communities, Inc	360,644
2,375		Boston Properties, Inc	306,375
6,200		Prologis, Inc	496,620

		TOTAL REAL ESTATE	1,163,639

RETAILING - 1.4%
4,740		Home Depot, Inc	985,778

		TOTAL RETAILING	985,778

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
14,500		Applied Materials, Inc	651,195
1,900		Broadcom, Inc	546,934
23,600		Intel Corp	1,129,732
6,300	*	Micron Technology, Inc	243,117
3,925		NXP Semiconductors NV	383,119
6,300		Qualcomm, Inc	479,241

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,433,338

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES	COMPANY			VALUE

SOFTWARE & SERVICES - 3.8%
4,297	Accenture plc			$793,957
9,700	Microsoft Corp			1,299,412
10,100	Oracle Corp			575,397

	TOTAL SOFTWARE & SERVICES			2,668,766

TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
29,100	Cisco Systems, Inc			1,592,643
7,500	TE Connectivity Ltd			718,350

	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,310,993

TELECOMMUNICATION SERVICES - 3.0%
16,638	AT&T, Inc			557,539
27,000	Verizon Communications, Inc			1,542,510

	TOTAL TELECOMMUNICATION SERVICES			2,100,049

TRANSPORTATION - 2.0%
5,555	CSX Corp			429,790
5,640	Union Pacific Corp			953,781

	TOTAL TRANSPORTATION			1,383,571

UTILITIES - 4.9%
6,932	American Electric Power Co, Inc			610,085
5,810	Entergy Corp			598,023
18,100	FirstEnergy Corp			774,861
4,579	NextEra Energy, Inc			938,054
3,476	Sempra Energy			477,742

	TOTAL UTILITIES			3,398,765

	TOTAL COMMON STOCKS			69,588,132

	(Cost $57,928,371)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.8%
$570,000	Federal Home Loan Bank (FHLB)	2.100%	07/01/19	570,000

	TOTAL GOVERNMENT AGENCY DEBT			570,000

	TOTAL SHORT-TERM INVESTMENTS			570,000

	(Cost $570,000)
	TOTAL INVESTMENTS - 100.4% (Cost $58,498,371)			70,158,132
	OTHER ASSETS & LIABILITIES, NET - (0.4)%			(287,915)

	NET ASSETS - 100.0%			$69,870,217

*	Non-income producing

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

DATA PROCESSING & OUTSOURCED SERVICES - 1.0%
21,000	*	GDS Holdings Ltd (ADR)	$788,970

		TOTAL DATA PROCESSING & OUTSOURCED SERVICES	788,970

DIVERSIFIED REITS - 0.4%
65,000		Colony Capital, Inc	325,000

		TOTAL DIVERSIFIED REITS	325,000

HEALTH CARE REITS - 7.0%
50,000		HCP, Inc	1,599,000
22,000		Healthcare Trust of America, Inc	603,460
20,000		Ventas, Inc	1,367,000
22,000		Welltower, Inc	1,793,660

		TOTAL HEALTH CARE REITS	5,363,120

HOTEL & RESORT REITS - 3.4%
90,000		Host Marriott Corp	1,639,800
20,000		Pebblebrook Hotel Trust	563,600
30,000		Sunstone Hotel Investors, Inc	411,300

		TOTAL HOTEL & RESORT REITS	2,614,700

INDUSTRIAL REITS - 13.7%
25,000		Americold Realty Trust	810,500
12,000		Duke Realty Corp	379,320
6,000		EastGroup Properties, Inc	695,880
55,000		Prologis, Inc	4,405,500
80,000		Rexford Industrial Realty, Inc	3,229,600
22,000		Terreno Realty Corp	1,078,880

		TOTAL INDUSTRIAL REITS	10,599,680

IT CONSULTING & OTHER SERVICES - 0.8%
8,000	*	InterXion Holding NV	608,720

		TOTAL IT CONSULTING & OTHER SERVICES	608,720

MORTGAGE REITS - 0.9%
30,000		Starwood Property Trust, Inc	681,600

		TOTAL MORTGAGE REITS	681,600

OFFICE REITS - 11.1%
16,000		Alexandria Real Estate Equities, Inc	2,257,440
24,000		Boston Properties, Inc	3,096,000
27,000		Hudson Pacific Properties	898,290
15,000		Kilroy Realty Corp	1,107,150
15,000		SL Green Realty Corp	1,205,550

		TOTAL OFFICE REITS	8,564,430

RESIDENTIAL REITS - 20.8%
68,000		American Homes 4 Rent	1,653,080
10,000		AvalonBay Communities, Inc	2,031,800
15,000		Camden Property Trust	1,565,850
21,000		Equity Lifestyle Properties, Inc	2,548,140
25,000		Equity Residential	1,898,000
8,000		Essex Property Trust, Inc	2,335,440
55,000		Invitation Homes, Inc	1,470,150

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY			VALUE

20,000		Sun Communities, Inc			$2,563,800

		TOTAL RESIDENTIAL REITS			16,066,260

RETAIL REITS - 11.0%
12,000		Agree Realty Corp			768,600
9,000		Federal Realty Investment Trust			1,158,840
17,000		Realty Income Corp			1,172,490
28,000		Regency Centers Corp			1,868,720
21,000		Simon Property Group, Inc			3,354,960
4,000		Taubman Centers, Inc			163,320

		TOTAL RETAIL REITS			8,486,930

SPECIALIZED REITS - 29.0%
22,000		American Tower Corp			4,497,900
26,000		Crown Castle International Corp			3,389,100
12,000		CyrusOne, Inc			692,640
10,000		Digital Realty Trust, Inc			1,177,900
6,500		Equinix, Inc			3,277,885
13,000		Extra Space Storage, Inc			1,379,300
10,000		Four Corners Property Trust, Inc			273,300
22,000		Gaming and Leisure Properties, Inc			857,560
10,000		National Storage Affiliates Trust			289,400
6,500		Public Storage, Inc			1,548,105
20,000		QTS Realty Trust, Inc			923,600
7,500	*	SBA Communications Corp			1,686,300
45,000		VICI Properties, Inc			991,800
52,000		Weyerhaeuser Co			1,369,680

		TOTAL SPECIALIZED REITS			22,354,470

		TOTAL COMMON STOCKS			76,453,880

		(Cost $50,766,863)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.8%
$580,000		Federal Home Loan Bank (FHLB)	2.100%	07/01/19	580,000

		TOTAL GOVERNMENT AGENCY DEBT			580,000

		TOTAL SHORT-TERM INVESTMENTS			580,000

		(Cost $580,000)
		TOTAL INVESTMENTS - 99.9% (Cost $51,346,863)			77,033,880
		OTHER ASSETS & LIABILITIES, NET - 0.1%			114,547

		NET ASSETS - 100.0%			$77,148,427

Abbreviation(s):

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.1%

AUTOMOBILES & COMPONENTS - 0.3%
3,993	*	Modine Manufacturing Co	$57,140
3,259	*	Stoneridge, Inc	102,821

		TOTAL AUTOMOBILES & COMPONENTS	159,961

BANKS - 10.9%
7,130		Bank of NT Butterfield & Son Ltd	242,135
14,214		Cadence BanCorp	295,651
8,760		Cathay General Bancorp	314,572
460		Civista Bancshares, Inc	10,327
2,268		ConnectOne Bancorp, Inc	51,393
5,770	*	Customers Bancorp, Inc	121,170
1,730		Eagle Bancorp, Inc	93,645
8,870	*	Essent Group Ltd	416,801
2,180		Federal Agricultural Mortgage Corp (Class C)	158,399
1,730		First Bancorp	63,007
11,550		First Commonwealth Financial Corp	155,578
4,200		First Merchants Corp	159,180
8,610		First Midwest Bancorp, Inc	176,247
378		First of Long Island Corp	7,590
7,019		Flagstar Bancorp, Inc	232,610
3,480		Fulton Financial Corp	56,968
5,380		Great Western Bancorp, Inc	192,174
2,390		Hanmi Financial Corp	53,225
4,650		IBERIABANK Corp	352,702
1,804		Independent Bank Corp	39,309
2,500		Lakeland Bancorp, Inc	40,375
4,350		LegacyTexas Financial Group, Inc	177,089
5,490		Meta Financial Group, Inc	153,995
6,490	*	NMI Holdings, Inc	184,251
12,230		OFG Bancorp	290,707
1,220		Old Second Bancorp, Inc	15,579
3,500		PennyMac Financial Services, Inc	77,630
590		Peoples Bancorp, Inc	19,033
590		QCR Holdings, Inc	20,573
17,420		Radian Group, Inc	398,047
2,446		Sandy Spring Bancorp, Inc	85,316
12,887		United Community Banks, Inc	368,053
2,212		Univest Corp of Pennsylvania	58,087
6,400		Walker & Dunlop, Inc	340,544
3,260		WesBanco, Inc	125,673
4,230		WSFS Financial Corp	174,699

		TOTAL BANKS	5,722,334

CAPITAL GOODS - 10.9%
2,710	*	Aerojet Rocketdyne Holdings, Inc	121,327
3,590		Applied Industrial Technologies, Inc	220,893
1,300		Arcosa, Inc	48,919
1,820	*	Astronics Corp	73,200
11,048	*	Atkore International Group, Inc	285,812
2,130		AZZ, Inc	98,022
4,430	*	Bloom Energy Corp	54,356
7,469	*	BMC Stock Holdings, Inc	158,343
12,750	*	Builders FirstSource, Inc	214,965
7,819		Comfort Systems USA, Inc	398,691
4,360	*	Continental Building Products, Inc	115,845

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,098		CSW Industrials, Inc	$74,829
1,640		Douglas Dynamics, Inc	65,256
860	*	Ducommun, Inc	38,760
1,236	*	DXP Enterprises, Inc	46,832
4,207		EMCOR Group, Inc	370,637
8,120	*	Enphase Energy, Inc	148,028
1,300		ESCO Technologies, Inc	107,406
6,450	*	Generac Holdings, Inc	447,694
1,590		Global Brass & Copper Holdings, Inc	69,531
8,902	*	GMS, Inc	195,844
7,760	*	Great Lakes Dredge & Dock Corp	85,670
8,570	*	Harsco Corp	235,161
3,060	*	Herc Holdings, Inc	140,240
3,170		Hillenbrand, Inc	125,437
2,060		Kadant, Inc	187,069
12,281	*	Meritor, Inc	297,814
3,300		Moog, Inc (Class A)	308,913
3,668		Mueller Industries, Inc	107,362
4,915	*	Parsons Corp	181,167
8,320	*	PGT, Inc	139,110
2,217		Quanex Building Products Corp	41,879
9,830	*	Rexnord Corp	297,063
470	*	Thermon Group Holdings	12,055
2,300	*	Titan Machinery, Inc	47,334
2,887	*	Trimas Corp	89,410
1,385	*	Vectrus, Inc	56,176

		TOTAL CAPITAL GOODS	5,707,050

COMMERCIAL & PROFESSIONAL SERVICES - 4.2%
500		Barrett Business Services, Inc	41,300
3,640	*	CBIZ, Inc	71,308
823		CRA International, Inc	31,546
5,809		Exponent, Inc	340,059
2,220		Heidrick & Struggles International, Inc	66,533
1,620		ICF International, Inc	117,936
4,050		Insperity, Inc	494,667
1,770		Kimball International, Inc (Class B)	30,851
1,880		MSA Safety, Inc	198,133
4,906		Tetra Tech, Inc	385,366
2,060	*	TriNet Group, Inc	139,668
4,118		Viad Corp	272,776

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,190,143

CONSUMER DURABLES & APPAREL - 3.2%
1,364	*	Cavco Industries, Inc	214,885
2,060		Clarus Corp	29,746
2,450	*	Deckers Outdoor Corp	431,126
465		Johnson Outdoors, Inc	34,675
4,210	*	Kontoor Brands, Inc	117,964
3,820		La-Z-Boy, Inc	117,121
3,040	*	Malibu Boats, Inc	118,104
2,959	*	MasterCraft Boat Holdings, Inc	57,967
1,460		Movado Group, Inc	39,420
7,239		Skyline Corp	198,204
13,130	*	Sonos, Inc	148,894
4,790		Steven Madden Ltd	162,621

		TOTAL CONSUMER DURABLES & APPAREL	1,670,727

CONSUMER SERVICES - 4.0%
4,010		BBX Capital Corp	19,689
70	*	Biglari Holdings, Inc (B Shares)	7,270
12,880		Bloomin’ Brands, Inc	243,561

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

8,050	*	Career Education Corp	$153,513
1,980		Carriage Services, Inc	37,640
960		Churchill Downs, Inc	110,467
11,250	*	Houghton Mifflin Harcourt Co	64,800
3,640		Jack in the Box, Inc	296,260
4,560	*	K12, Inc	138,670
11,140	*	Laureate Education, Inc	175,009
3,380		Ruth’s Chris Steak House, Inc	76,760
5,740	*	Scientific Games Corp (Class A)	113,767
1,870		Strategic Education, Inc	332,860
5,530		Texas Roadhouse, Inc (Class A)	296,795

		TOTAL CONSUMER SERVICES	2,067,061

DIVERSIFIED FINANCIALS - 3.6%
5,865	e	Arlington Asset Investment Corp (Class A)	40,351
4,720	*	Cowen Group, Inc	81,137
4,430	*	Encore Capital Group, Inc	150,044
4,362	*	Enova International, Inc	100,544
14,490		FGL Holdings	121,716
4,580		Houlihan Lokey, Inc	203,947
4,000		iShares Russell 2000 Index Fund	614,520
10,760		OM Asset Management plc	122,772
5,429		Orchid Island Capital, Inc	34,529
620	*	Regional Management Corp	16,349
6,064		Stifel Financial Corp	358,140

		TOTAL DIVERSIFIED FINANCIALS	1,844,049

ENERGY - 4.8%
9,960	*	Abraxas Petroleum Corp	10,259
2,700	*	Bonanza Creek Energy, Inc	56,376
12,060	*	C&J Energy Services, Inc	142,067
5,220		CVR Energy, Inc	260,948
7,697		Delek US Holdings, Inc	311,882
2,180		Evolution Petroleum Corp	15,587
5,269	*	Exterran Corp	74,925
10,470		Green Plains Renewable Energy, Inc	112,867
16,280	*	Keane Group, Inc	109,402
4,080		Mammoth Energy Services, Inc	28,070
2,296	*	Matrix Service Co	46,517
13,190	*	McDermott International, Inc	127,415
2,810	*	Midstates Petroleum Co, Inc	16,551
37,740	*	Oasis Petroleum, Inc	214,363
8,860	*	Par Pacific Holdings, Inc	181,807
7,310		Peabody Energy Corp	176,171
12,130	*	ProPetro Holding Corp	251,091
9,174	*	SandRidge Energy, Inc	63,484
3,605	*	Talos Energy, Inc	86,700
6,530		World Fuel Services Corp	234,819

		TOTAL ENERGY	2,521,301

FOOD & STAPLES RETAILING - 0.6%
2,183	*	Natural Grocers by Vitamin C	21,939
7,040	*	Performance Food Group Co	281,811

		TOTAL FOOD & STAPLES RETAILING	303,750

FOOD, BEVERAGE & TOBACCO - 2.4%
1,050	*	Boston Beer Co, Inc (Class A)	396,648
1,850		Calavo Growers, Inc	178,969
220		Coca-Cola Bottling Co Consolidated	65,835
1,110	*	Craft Brewers Alliance, Inc	15,529
36,655	e	Dean Foods Co	33,862

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,680		Lancaster Colony Corp	$249,648
3,230		National Beverage Corp	144,155
6,100	*	Simply Good Foods Co	146,888

		TOTAL FOOD, BEVERAGE & TOBACCO	1,231,534

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
2,100	*	Cardiovascular Systems, Inc	90,153
2,850		Conmed Corp	243,874
5,360	*	Globus Medical, Inc	226,728
11,350	*	HMS Holdings Corp	367,626
4,630	*	Integer Holding Corp	388,550
11,740	*	Lantheus Holdings, Inc	332,242
1,650	*	LivaNova plc	118,734
2,510	*	Magellan Health Services, Inc	186,317
1,330	*	Merit Medical Systems, Inc	79,215
4,750	*	NuVasive, Inc	278,065
12,634	*	OraSure Technologies, Inc	117,244
4,720	*	Orthofix International NV	249,594
10,600	*	Select Medical Holdings Corp	168,222
3,490	*	Staar Surgical Co	102,536
1,788	*	SurModics, Inc	77,188

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,026,288

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
2,150		Medifast, Inc	275,845
2,780	*	USANA Health Sciences, Inc	220,815

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	496,660

INSURANCE - 1.9%
6,596		American Equity Investment Life Holding Co	179,147
2,720		Amerisafe, Inc	173,454
1,400		Employers Holdings, Inc	59,178
7,594	*,e	Health Insurance Innovations, Inc	196,837
2,254		Heritage Insurance Holdings, Inc	34,734
2,290		James River Group Holdings Ltd	107,401
8,600	*	Third Point Reinsurance Ltd	88,752
1,600		United Insurance Holdings Corp	22,816
4,712		Universal Insurance Holdings, Inc	131,465

		TOTAL INSURANCE	993,784

MATERIALS - 4.9%
27,360	*	AK Steel Holding Corp	64,843
6,210		Boise Cascade Co	174,563
4,800		Commercial Metals Co	85,680
10,700	*	Ferroglobe plc	0
7,370	*	Gold Resource Corp	24,911
1,690		Greif, Inc (Class A)	55,009
100	*	Ingevity Corp	10,517
1,800		Innospec, Inc	164,232
740		Kaiser Aluminum Corp	72,231
1,747	*	Koppers Holdings, Inc	51,292
4,410		Kronos Worldwide, Inc	67,561
2,970		Materion Corp	201,396
740		Olympic Steel, Inc	10,101
2,710	*	Omnova Solutions, Inc	16,883
2,750		PolyOne Corp	86,323
2,240	*	Ryerson Holding Corp	18,659
9,729		Schnitzer Steel Industries, Inc (Class A)	254,608
2,330		Stepan Co	214,150
13,820	*	Summit Materials, Inc	266,035
10,180	*	SunCoke Energy, Inc	90,398
4,690		Trinseo S.A.	198,575

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,250	*	Verso Corp	$100,013
6,780		Warrior Met Coal, Inc	177,094
4,110	*	Worthington Industries, Inc	165,469

		TOTAL MATERIALS	2,570,543

MEDIA & ENTERTAINMENT - 1.9%
3,310	*	Cargurus, Inc	119,524
5,120		Entravision Communications Corp (Class A)	15,974
5,640		EW Scripps Co (Class A)	86,236
26,330	*	Glu Mobile, Inc	189,049
5,330	*	Gray Television, Inc	87,359
16	*	Grocery Outlet Holding Corp	526
8,450	*	Imax Corp	170,690
2,880	*	Liberty Braves Group (Class C)	80,554
5,602	*	Liberty Latin America Ltd (Class A)	96,523
7,310	*	MSG Networks, Inc	151,609
260	*	RealReal, Inc	7,514

		TOTAL MEDIA & ENTERTAINMENT	1,005,558

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.5%
29,467	*	Achillion Pharmaceuticals, Inc	78,972
227	*	Adaptive Biotechnologies Corp	10,964
15,330	*	Akebia Therapeutics, Inc	74,197
23,840	*	Akorn, Inc	122,776
6,237	*	AMAG Pharmaceuticals, Inc	62,308
17,512	*	Amicus Therapeutics, Inc	218,550
7,430	*	Amphastar Pharmaceuticals, Inc	156,847
5,450	*	Ardelyx, Inc	14,660
2,380	*	Arena Pharmaceuticals, Inc	139,539
6,460	*	Arqule, Inc	71,125
6,602	*	Array Biopharma, Inc	305,871
1,990	*	Arvinas, Inc	43,760
3,170	*	Assembly Biosciences, Inc	42,763
710	*	Biospecifics Technologies Corp	42,394
4,490	*	Calithera Biosciences, Inc	17,511
2,800	*	CareDx, Inc	100,772
3,970	*	ChemoCentryx, Inc	36,921
5,030	*	Chimerix, Inc	21,730
4,891	*	Concert Pharmaceuticals, Inc	58,692
6,775	*	CytomX Therapeutics, Inc	76,015
1,810	*	Enanta Pharmaceuticals, Inc	152,728
3,720	*	Esperion Thereapeutics, Inc	173,054
4,570	*	Five Prime Therapeutics, Inc	27,557
10,060	*	Fluidigm Corp	123,939
3,610	*	Genomic Health, Inc	209,994
8,680	*	Halozyme Therapeutics, Inc	149,122
1,600	*	Heron Therapeutics, Inc	29,744
4,744	*	Intersect ENT, Inc	107,973
5,709	*	Intra-Cellular Therapies, Inc	74,103
9,780	*	Invitae Corp	229,830
1,352	*	Kala Pharmaceuticals, Inc	8,626
4,700		Luminex Corp	97,008
6,826	*	MacroGenics, Inc	115,837
2,030	*,e	Medicines Co	74,034
6,330	*	Myriad Genetics, Inc	175,847
4,450	*	NanoString Technologies, Inc	135,057
7,640	*	Natera, Inc	210,711
4,990	*	NeoGenomics, Inc	109,481
5,520	*	Pacira Pharmaceuticals, Inc	240,065
18	*	Personalis, Inc	489
4,810		Phibro Animal Health Corp	152,814
6,830	*	Pieris Pharmaceuticals, Inc	32,101
7,660	*	Puma Biotechnology, Inc	97,359

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,870	*	Recro Pharma, Inc	$39,358
1,480	*	Repligen Corp	127,206
4,950	*	Retrophin, Inc	99,446
1,966	*	SIGA Technologies, Inc	11,167
5,050	*	Spectrum Pharmaceuticals, Inc	43,481
4,704	*	Syneos Health, Inc	240,327
9,780	*	Vanda Pharmaceuticals, Inc	137,800
7,410	*	Veracyte, Inc	211,259
7,340	*	Vericel Corp	138,653

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,472,537

REAL ESTATE - 8.6%
5,370		Alexander & Baldwin, Inc	124,047
2,600		American Assets Trust, Inc	122,512
7,580		Ashford Hospitality Trust, Inc	22,513
2,568		Bluerock Residential Growth REIT, Inc	30,174
3,090		CareTrust REIT, Inc	73,480
10,550		CoreCivic, Inc	219,018
27,090		DiamondRock Hospitality Co	280,110
3,670		EastGroup Properties, Inc	425,647
6,773		First Industrial Realty Trust, Inc	248,840
14,400		Geo Group, Inc	302,544
2,210		Global Net Lease, Inc	43,360
8,232		Mack-Cali Realty Corp	191,723
6,240		Monmouth Real Estate Investment Corp (Class A)	84,552
7,510		National Storage Affiliates Trust	217,339
15,565		Newmark Group, Inc	139,774
11,760		Piedmont Office Realty Trust, Inc	234,377
10,360		Preferred Apartment Communities, Inc	154,882
2,649		PS Business Parks, Inc	446,436
3,860		Ryman Hospitality Properties	313,007
2,315		Saul Centers, Inc	129,941
10,940		Senior Housing Properties Trust	90,474
8,990		STAG Industrial, Inc	271,858
10,890		Summit Hotel Properties, Inc	124,908
12,660		Tanger Factory Outlet Centers, Inc	205,219

		TOTAL REAL ESTATE	4,496,735

RETAILING - 3.6%
4,790	*	1-800-FLOWERS.COM, Inc (Class A)	90,435
4,140		Aaron’s, Inc	254,238
5,960		Abercrombie & Fitch Co (Class A)	95,598
184	*	Chewy, Inc	6,440
51,250	*	Groupon, Inc	183,475
2,760	*	Hibbett Sports, Inc	50,232
6,110	*	Liberty Expedia Holdings, Inc	291,997
12,610	*	Rent-A-Center, Inc	335,804
170	*,e	Revolve Group, Inc	5,865
1,700	*	RH	196,520
1,680		Shoe Carnival, Inc	46,368
3,880	*	Sleep Number Corp	156,713
4,574	*	Stamps.com, Inc	207,065

		TOTAL RETAILING	1,920,750

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
1,775		Cabot Microelectronics Corp	195,392
5,330	*	Diodes, Inc	193,852
3,340	*	Formfactor, Inc	52,338
18,160	*	Lattice Semiconductor Corp	264,954
14,980	*	Rambus, Inc	180,359
4,360	*	Semtech Corp	209,498

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,096,393

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 5.6%
2,520	*	Altair Engineering, Inc	$101,783
2,760	*	Bottomline Technologies, Inc	122,102
5,160	*	Cornerstone OnDemand, Inc	298,919
50	*	Crowdstrike Holdings, Inc	3,414
3,330	*	eGain Corp	27,106
5,561		EVERTEC, Inc	181,845
6,630	*	Five9, Inc	340,053
1,020	*	I3 Verticals, Inc	30,039
3,580		Mantech International Corp (Class A)	235,743
3,290		Perspecta, Inc	77,019
1,770		Science Applications International Corp	153,211
2,440	*	SPS Commerce, Inc	249,392
4,290	*	SVMK, Inc	70,828
2,940	*	Tenable Holdings, Inc	83,908
3,060	*	Upland Software, Inc	139,322
7,100	*	Verint Systems, Inc	381,838
3,590	*	Verra Mobility Corp	46,993
2,890	*	Virtusa Corp	128,403
4,250	*	Workiva, Inc	246,882
4,886	*	Zix Corp	44,414

		TOTAL SOFTWARE & SERVICES	2,963,214

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
1,520	*	Agilysys, Inc	32,634
2,350	*	Anixter International, Inc	140,318
3,526		AVX Corp	58,532
2,340		Comtech Telecommunications Corp	65,777
4,100	*	Control4 Corp	97,375
25,510	*	Extreme Networks, Inc	165,050
5,000	*	Insight Enterprises, Inc	291,000
10,875		Kemet Corp	204,559
1,040	*	OSI Systems, Inc	117,135
4,950	*	Ribbon Communications, Inc	24,206
7,660	*	Sanmina Corp	231,945
3,310	*	Tech Data Corp	346,226
12,980	*	TTM Technologies, Inc	132,396
14,930		Vishay Intertechnology, Inc	246,644
816	*	Vishay Precision Group, Inc	33,154

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,186,951

TELECOMMUNICATION SERVICES - 0.7%
3,230		Shenandoah Telecom Co	124,420
20,552	*	Vonage Holdings Corp	232,854

		TOTAL TELECOMMUNICATION SERVICES	357,274

TRANSPORTATION - 1.3%
4,100		Arkansas Best Corp	115,251
1,610	*	Covenant Transportation Group, Inc	23,683
5,100	*	Daseke, Inc	18,360
1,020	*	Echo Global Logistics, Inc	21,287
2,770		Forward Air Corp	163,846
5,880		Heartland Express, Inc	106,252
3,120	*	Hub Group, Inc (Class A)	130,978
3,520		Marten Transport Ltd	63,888
5,460	*	Radiant Logistics, Inc	33,524

		TOTAL TRANSPORTATION	677,069

UTILITIES - 3.2%
2,520		Avista Corp	112,392
1,404		Black Hills Corp	109,751
3,757		Clearway Energy, Inc (Class A)	60,788

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,027		NorthWestern Corp	$74,098
1,160		Otter Tail Corp	61,260
8,580		Portland General Electric Co	464,778
4,193		Southwest Gas Corp	375,777
4,050		Spire, Inc	339,876
826		Unitil Corp	49,469

		TOTAL UTILITIES	1,648,189

		TOTAL COMMON STOCKS	52,329,855

		(Cost $48,253,499)

SHORT-TERM INVESTMENTS - 0.3%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
174,795	c	State Street Navigator Securities Lending Government Money Market Portfolio	174,795

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	174,795

		TOTAL SHORT-TERM INVESTMENTS	174,795

		(Cost $174,795)
		TOTAL INVESTMENTS - 100.4% (Cost $48,428,294)	52,504,650
		OTHER ASSETS & LIABILITIES, NET - (0.4)%	(221,615)

		NET ASSETS - 100.0%	$52,283,035

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $281,550.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.3%
862		Aptiv plc	$69,675
114		BorgWarner, Inc	4,786
1,191		Harley-Davidson, Inc	42,674
292	*	Modine Manufacturing Co	4,178
587	*	Tesla, Inc	131,171

		TOTAL AUTOMOBILES & COMPONENTS	252,484

BANKS - 5.2%
312		Ameris Bancorp	12,227
885		Associated Banc-Corp	18,709
564		Bank OZK	16,971
5,679		BB&T Corp	279,009
190		Berkshire Hills Bancorp, Inc	5,964
126		Camden National Corp	5,780
8,849		Citigroup, Inc	619,696
6,854		Citizens Financial Group, Inc	242,357
1,904		Comerica, Inc	138,307
134		Commerce Bancshares, Inc	7,994
69		Cullen/Frost Bankers, Inc	6,463
710	*	Customers Bancorp, Inc	14,910
246		Federal Agricultural Mortgage Corp (Class C)	17,874
3,563		Fifth Third Bancorp	99,408
212		First Financial Corp	8,514
505		First Republic Bank	49,313
278		Hanmi Financial Corp	6,191
244		Heritage Financial Corp	7,208
577	*	HomeStreet, Inc	17,102
251		HomeTrust Bancshares, Inc	6,310
2,560		Huntington Bancshares, Inc	35,379
10,613		Keycorp	188,381
329		Live Oak Bancshares, Inc	5,642
1,526		M&T Bank Corp	259,527
528	*	MGIC Investment Corp	6,938
370		New York Community Bancorp, Inc	3,693
479		Northfield Bancorp, Inc	7,477
905		OFG Bancorp	21,512
145		Old National Bancorp	2,406
417		Opus Bank	8,803
199		PacWest Bancorp	7,727
189		People’s United Financial, Inc	3,171
574		Pinnacle Financial Partners, Inc	32,994
3,111		PNC Financial Services Group, Inc	427,078
476		Popular, Inc	25,818
10,924		Regions Financial Corp	163,205
25		Signature Bank	3,021
130		Stock Yards Bancorp, Inc	4,699
195	*	SVB Financial Group	43,795
561		TFS Financial Corp	10,137
567	*	The Bancorp, Inc	5,058
538	*	Tristate Capital Holdings, Inc	11,481
50		UMB Financial Corp	3,291
102		United Bankshares, Inc	3,783
8,732		US Bancorp	457,557
107		Webster Financial Corp	5,111
49		Westamerica Bancorporation	3,019
110	*	Western Alliance Bancorp	4,919

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

354		Zions Bancorporation	$16,277

		TOTAL BANKS	3,352,206

CAPITAL GOODS - 6.8%
2,542		3M Co	440,630
200		Air Lease Corp	8,268
100		Aircastle Ltd	2,126
155		Argan, Inc	6,287
489	*	Armstrong Flooring, Inc	4,817
518	*	Astronics Corp	20,834
802	*	Axon Enterprise, Inc	51,496
999		Barnes Group, Inc	56,284
716	*	Builders FirstSource, Inc	12,072
180		Carlisle Cos, Inc	25,274
2,847		Caterpillar, Inc	388,018
586		Cummins, Inc	100,405
1,006		Curtiss-Wright Corp	127,893
1,529		Deere & Co	253,371
2,547		Eaton Corp	212,114
2,184		Fastenal Co	71,177
1,079		Fortive Corp	87,960
274		HEICO Corp	36,664
747		HEICO Corp (Class A)	77,217
407	*	Herc Holdings, Inc	18,653
1,120		Hexcel Corp	90,586
2,558		Illinois Tool Works, Inc	385,772
1,052		Ingersoll-Rand plc	133,257
4,469		Johnson Controls International plc	184,614
397	*	Lydall, Inc	8,019
2,644		Masco Corp	103,751
831	*	Mercury Systems, Inc	58,461
302		Moog, Inc (Class A)	28,270
32		Owens Corning, Inc	1,862
1,438		PACCAR, Inc	103,047
600		Parker-Hannifin Corp	102,006
1,590	*,e	Plug Power, Inc	3,577
1,029		Quanta Services, Inc	39,297
538		Rockwell Automation, Inc	88,141
549		Roper Industries, Inc	201,077
343	*	Sensata Technologies Holding plc	16,807
85		Snap-On, Inc	14,079
1,716		Spirit Aerosystems Holdings, Inc (Class A)	139,631
97		Stanley Black & Decker, Inc	14,027
717	*	Teledyne Technologies, Inc	196,365
233	*	Titan Machinery, Inc	4,795
357	*	TransDigm Group, Inc	172,717
131	*	Trimas Corp	4,057
404	*	United Rentals, Inc	53,582
173	*	Veritiv Corp	3,360
194		W.W. Grainger, Inc	52,037
1,603	*	Wesco Aircraft Holdings, Inc	17,793
484		Woodward Governor Co	54,769
433		Xylem, Inc	36,216

		TOTAL CAPITAL GOODS	4,313,532

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
590		ACCO Brands Corp	4,643
122	*	Cimpress NV	11,089
3,459	*	Copart, Inc	258,526
236		Exponent, Inc	13,815
112		Heidrick & Struggles International, Inc	3,357
274	*	Huron Consulting Group, Inc	13,804
4,051	*	IHS Markit Ltd	258,130
148		Insperity, Inc	18,077
49		Kelly Services, Inc (Class A)	1,283

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

220		Manpower, Inc	$21,252
134	*	Mistras Group, Inc	1,926
925		Robert Half International, Inc	52,734
730	*	Team, Inc	11,184
1,832		TransUnion	134,670
1,074		Waste Management, Inc	123,907

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	928,397

CONSUMER DURABLES & APPAREL - 1.4%
200		Callaway Golf Co	3,432
377	*	Century Communities, Inc	10,021
10		Columbia Sportswear Co	1,002
546	*,e	Fossil Group, Inc	6,279
677	*	Green Brick Partners, Inc	5,626
616		Hanesbrands, Inc	10,608
13		Hasbro, Inc	1,374
200	*,e	iRobot Corp	18,328
1,051		Lennar Corp (Class A)	50,931
159	*	LGI Homes, Inc	11,357
169	*	Lululemon Athletica, Inc	30,455
931	*,e	Mattel, Inc	10,437
131	*	Meritage Homes Corp	6,726
255	*	Mohawk Industries, Inc	37,605
200		Movado Group, Inc	5,400
2,004		Newell Rubbermaid, Inc	30,902
5,791		Nike, Inc (Class B)	486,154
94		Pulte Homes, Inc	2,972
1,121	*	Under Armour, Inc (Class A)	28,417
841	*	Under Armour, Inc (Class C)	18,670
1,190		VF Corp	103,946
105		Whirlpool Corp	14,948

		TOTAL CONSUMER DURABLES & APPAREL	895,590

CONSUMER SERVICES - 2.2%
79	*	American Public Education, Inc	2,337
506		ARAMARK Holdings Corp	18,246
1,633		BBX Capital Corp	8,018
407	*	Bright Horizons Family Solutions	61,404
356		Carriage Services, Inc	6,768
78	*	Chipotle Mexican Grill, Inc (Class A)	57,165
390		Choice Hotels International, Inc	33,934
604		Darden Restaurants, Inc	73,525
13	e	DineEquity, Inc	1,241
175	*	El Pollo Loco Holdings, Inc	1,866
282	*	frontdoor, Inc	12,281
28		Graham Holdings Co	19,321
330		H&R Block, Inc	9,669
2,137		Hilton Worldwide Holdings, Inc	208,870
1,020	*	Houghton Mifflin Harcourt Co	5,875
243		International Speedway Corp (Class A)	10,908
216		Marriott Vacations Worldwide Corp	20,822
1,002	*	Norwegian Cruise Line Holdings Ltd	53,737
214	*	Red Robin Gourmet Burgers, Inc	6,542
1,008		Royal Caribbean Cruises Ltd	122,180
1,004		Service Corp International	46,967
564	*	ServiceMaster Global Holdings, Inc	29,379
6,509		Starbucks Corp	545,649
123		Vail Resorts, Inc	27,451

		TOTAL CONSUMER SERVICES	1,384,155

DIVERSIFIED FINANCIALS - 5.6%
879		Ally Financial, Inc	27,240
3,824		American Express Co	472,035
495		Ameriprise Financial, Inc	71,854

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,735		Bank of New York Mellon Corp	$253,200
752		BlackRock, Inc	352,914
6,333		Charles Schwab Corp	254,523
2,131		CME Group, Inc	413,648
2,865		Discover Financial Services	222,295
78		Factset Research Systems, Inc	22,352
1,515		Franklin Resources, Inc	52,722
42	*	Green Dot Corp	2,054
1,525		IntercontinentalExchange Group, Inc	131,059
2,613		Invesco Ltd	53,462
566		Legg Mason, Inc	21,667
604		Moody’s Corp	117,967
7,701		Morgan Stanley	337,381
1,975		Northern Trust Corp	177,750
1,162	*	On Deck Capital, Inc	4,822
1,829		S&P Global, Inc	416,628
2,056		State Street Corp	115,259
857		T Rowe Price Group, Inc	94,022
131		Voya Financial, Inc	7,244

		TOTAL DIVERSIFIED FINANCIALS	3,622,098

ENERGY - 4.8%
1,431		Apache Corp	41,456
2,780		Baker Hughes a GE Co	68,471
1,014	*,e	California Resources Corp	19,956
4,094	*	Callon Petroleum Co	26,979
1,314	*	Cheniere Energy, Inc	89,943
255		Cimarex Energy Co	15,129
7,458		ConocoPhillips	454,938
634	*,e	Covia Holdings Corp	1,243
170		Delek US Holdings, Inc	6,888
10,026	*	Denbury Resources, Inc	12,432
2,603		Devon Energy Corp	74,238
1,146		EQT Corp	18,118
374	*	Exterran Corp	5,318
1,863	*	Forum Energy Technologies, Inc	6,371
484		Green Plains Renewable Energy, Inc	5,218
2,260	*	Gulfport Energy Corp	11,097
1,309	*	Helix Energy Solutions Group, Inc	11,297
1,276		Hess Corp	81,115
19,566		Kinder Morgan, Inc	408,538
3,737	*	Laredo Petroleum Holdings, Inc	10,837
4,723		Marathon Oil Corp	67,114
41	*	Matrix Service Co	831
1,290	*,e	McDermott International, Inc	12,461
3,421		National Oilwell Varco, Inc	76,049
555	*	Newpark Resources, Inc	4,118
2,757		Noble Energy, Inc	61,757
5,348	*	Oasis Petroleum, Inc	30,377
5,256		Occidental Petroleum Corp	264,272
4	*	Oceaneering International, Inc	82
2,554		ONEOK, Inc	175,741
172		PBF Energy, Inc	5,384
423	*	PDC Energy, Inc	15,253
821		Pioneer Natural Resources Co	126,319
1,605	*	Questar Market Resources, Inc	11,604
1,919	e	Range Resources Corp	13,395
679	*	Renewable Energy Group, Inc	10,769
9,579		Schlumberger Ltd	380,669
63	*	Select Energy Services, Inc	731
1,954		SM Energy Co	24,464
2,403	*	Southwestern Energy Co	7,594
3,699	*	Superior Energy Services	4,809
2,507	*	Tetra Technologies, Inc	4,086
243	*	Tidewater, Inc	5,706

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

259	e	US Silica Holdings, Inc	$3,313
3,358		Valero Energy Corp	287,478
3,807		Williams Cos, Inc	106,748
388		World Fuel Services Corp	13,952

		TOTAL ENERGY	3,084,658

FOOD & STAPLES RETAILING - 0.5%
595		Casey’s General Stores, Inc	92,814
467	*	Chefs’ Warehouse Holdings, Inc	16,377
156		Pricesmart, Inc	7,975
582		Spartan Stores, Inc	6,792
2,120	*	Sprouts Farmers Market, Inc	40,047
1,101	*	United Natural Foods, Inc	9,876
4,747	*	US Foods Holding Corp	169,753
61		Weis Markets, Inc	2,221

		TOTAL FOOD & STAPLES RETAILING	345,855

FOOD, BEVERAGE & TOBACCO - 3.1%
487		Bunge Ltd	27,131
1,318		Campbell Soup Co	52,812
14,513		Coca-Cola Co	739,002
98		Fresh Del Monte Produce, Inc	2,641
4,029		General Mills, Inc	211,603
2,693		Hormel Foods Corp	109,174
1,963		Kellogg Co	105,158
385		McCormick & Co, Inc	59,679
5,457		PepsiCo, Inc	715,577

		TOTAL FOOD, BEVERAGE & TOBACCO	2,022,777

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
309	*	Abiomed, Inc	80,491
390	*	Acadia Healthcare Co, Inc	13,630
1,019	*	Accuray, Inc	3,944
678	*	Align Technology, Inc	185,569
315	*	Amedisys, Inc	38,244
389	*	AMN Healthcare Services, Inc	21,103
863	*	Angiodynamics, Inc	16,992
539	*	AtriCure, Inc	16,084
379	*	BioTelemetry, Inc	18,249
386	*	Brookdale Senior Living, Inc	2,783
2,300		Cardinal Health, Inc	108,330
157	*	Cardiovascular Systems, Inc	6,740
1,596	*	Centene Corp	83,694
2,385	*	Cerner Corp	174,821
1,662	*	Cerus Corp	9,340
610		Cigna Corp	96,106
389		Computer Programs & Systems, Inc	10,810
423		Cooper Cos, Inc	142,504
3,850		CVS Health Corp	209,787
1,197		Dentsply Sirona, Inc	69,857
1,192	*	Edwards Lifesciences Corp	220,210
944	*	GenMark Diagnostics, Inc	6,127
178	*	Glaukos Corp	13,421
144	*	Globus Medical, Inc	6,091
31	*	Haemonetics Corp	3,731
1,730		HCA Holdings, Inc	233,844
294	*	Henry Schein, Inc	20,551
83	*	Heska Corp	7,069
84	*	HMS Holdings Corp	2,721
1,250	*	Hologic, Inc	60,025
993		Humana, Inc	263,443
601	*	IDEXX Laboratories, Inc	165,473
257	*	Integer Holding Corp	21,567
661	*	Laboratory Corp of America Holdings	114,287

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

301		LeMaitre Vascular, Inc	$8,422
323	*	LHC Group, Inc	38,624
85	*	LivaNova plc	6,117
106	*	Magellan Health Services, Inc	7,868
59	*	Medidata Solutions, Inc	5,340
356	*	Merit Medical Systems, Inc	21,203
499	*	Omnicell, Inc	42,929
1,080	*	OraSure Technologies, Inc	10,022
4	*	Orthofix International NV	212
95	*,e	Penumbra, Inc	15,200
218	*	Premier, Inc	8,526
290	*	Providence Service Corp	16,629
269		Quest Diagnostics, Inc	27,387
103	*	Quidel Corp	6,110
740		Resmed, Inc	90,302
1,425	*,e	Senseonics Holdings, Inc	2,907
580	*	Staar Surgical Co	17,040
391	*	Surgery Partners, Inc	3,183
330	*	Tactile Systems Technology, Inc	18,784
93	*	Tandem Diabetes Care, Inc	6,000
728	*,e	Teladoc, Inc	48,346
778	*	Tivity Health, Inc	12,790
3,022	*,e	TransEnterix, Inc	4,110
442	*	Triple-S Management Corp (Class B)	10,542
2,880		UnitedHealth Group, Inc	702,749
179		US Physical Therapy, Inc	21,940
336	*	Varian Medical Systems, Inc	45,740
453	*	Vocera Communications, Inc	14,460
245		West Pharmaceutical Services, Inc	30,662

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,691,782

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
5		Clorox Co	766
4,120		Colgate-Palmolive Co	295,280
953		Estee Lauder Cos (Class A)	174,504
864		Kimberly-Clark Corp	115,154
8,393		Procter & Gamble Co	920,292

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,505,996

INSURANCE - 4.0%
965		Allstate Corp	98,131
7,255		American International Group, Inc	386,546
312		Aon plc	60,210
3,044		Chubb Ltd	448,351
1,265	*	Genworth Financial, Inc (Class A)	4,693
48		Lincoln National Corp	3,094
2,879		Loews Corp	157,395
3,713		Marsh & McLennan Cos, Inc	370,372
1,069		Principal Financial Group	61,916
4,542		Progressive Corp	363,042
3,377		Prudential Financial, Inc	341,077
2,049		Travelers Cos, Inc	306,366

		TOTAL INSURANCE	2,601,193

MATERIALS - 3.0%
47		Aptargroup, Inc	5,844
2,372		Ball Corp	166,016
1,021	*	Century Aluminum Co	7,055
295	*	Clearwater Paper Corp	5,455
749		Commercial Metals Co	13,370
1,001	*	Corteva, Inc	29,600
1,952		DuPont de Nemours, Inc	146,537
2,180		Ecolab, Inc	430,419
288		H.B. Fuller Co	13,363

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

72		International Flavors & Fragrances, Inc	$10,446
1,738		International Paper Co	75,290
484	*	Kraton Polymers LLC	15,038
2,881		Linde plc	578,505
678		Louisiana-Pacific Corp	17,777
281		Minerals Technologies, Inc	15,036
1,894		Mosaic Co	47,407
2,096		Newmont Mining Corp	80,633
3,131		Nucor Corp	172,518
494		PH Glatfelter Co	8,339
58		Reliance Steel & Aluminum Co	5,488
859		Royal Gold, Inc	88,039
39		RPM International, Inc	2,383
392	*	Summit Materials, Inc	7,546
137		Trinseo S.A.	5,801
299	*	US Concrete, Inc	14,857

		TOTAL MATERIALS	1,962,762

MEDIA & ENTERTAINMENT - 6.6%
772	*	Alphabet, Inc (Class A)	835,922
787	*	Alphabet, Inc (Class C)	850,676
90		Cable One, Inc	105,389
1,113		Cinemark Holdings, Inc	40,179
1,162	*	Clear Channel	5,485
3,506	*,e	Discovery, Inc (Class A)	107,634
5,516	*	Discovery, Inc (Class C)	156,930
523	*	Electronic Arts, Inc	52,959
1,519		Entravision Communications Corp (Class A)	4,739
5,962	*	Facebook, Inc	1,150,666
2,613		Gannett Co, Inc	21,322
714	*	GCI Liberty, Inc	43,883
1,552	*	Gray Television, Inc	25,437
469	*	Imax Corp	9,474
153		John Wiley & Sons, Inc (Class A)	7,017
2,527	*	Liberty Broadband Corp (Class C)	263,364
219		Marcus Corp	7,218
1,010		New York Times Co (Class A)	32,946
4,189		Omnicom Group, Inc	343,289
475		Sinclair Broadcast Group, Inc (Class A)	25,474
288		TEGNA, Inc	4,363
2,183		Tribune Co	100,898
1,239	*	TripAdvisor, Inc	57,353
402		World Wrestling Entertainment, Inc (Class A)	29,029

		TOTAL MEDIA & ENTERTAINMENT	4,281,646

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
4,234		AbbVie, Inc	307,896
907	*	Acadia Pharmaceuticals, Inc	24,244
157	*	Acceleron Pharma, Inc	6,450
3,162	*	Achillion Pharmaceuticals, Inc	8,474
2,371		Agilent Technologies, Inc	177,043
244	*,e	Agios Pharmaceuticals, Inc	12,171
21	*,e	Akcea Therapeutics, Inc	492
2,060	*	Akorn, Inc	10,609
2,626		Amgen, Inc	483,920
174	*	Atara Biotherapeutics, Inc	3,499
1,565	*	BioCryst Pharmaceuticals, Inc	5,931
871	*	Biogen Idec, Inc	203,701
706	*	BioMarin Pharmaceutical, Inc	60,469
156	*	Bluebird Bio, Inc	19,843
6,826		Bristol-Myers Squibb Co	309,559
2,961	*	Celgene Corp	273,715
729	*	Coherus Biosciences, Inc	16,111
225	*	Collegium Pharmaceutical, Inc	2,959
4,415		Eli Lilly & Co	489,138

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

70	*	Esperion Thereapeutics, Inc	$3,256
492	*	FibroGen, Inc	22,229
4,677		Gilead Sciences, Inc	315,978
186	*	Halozyme Therapeutics, Inc	3,195
658	*	Illumina, Inc	242,243
433	*,e	Inovio Pharmaceuticals, Inc	1,273
24	*	Insmed, Inc	614
335	*	Intersect ENT, Inc	7,625
405	*	Intra-Cellular Therapies, Inc	5,257
1,060	*	Iovance Biotherapeutics, Inc	25,991
898	*	IQVIA Holdings, Inc	144,488
278	*	Jazz Pharmaceuticals plc	39,632
608	*,e	Karyopharm Therapeutics, Inc	3,642
9,459		Merck & Co, Inc	793,137
80	*	Mettler-Toledo International, Inc	67,200
2	*	Mirati Therapeutics, Inc	206
728	*	Nektar Therapeutics	25,902
2,332	*,e	Opko Health, Inc	5,690
346		Perrigo Co plc	16,477
1,704	*	Progenics Pharmaceuticals, Inc	10,514
281	*	Prothena Corp plc	2,970
360	*	Radius Health, Inc	8,770
164	*	Reata Pharmaceuticals, Inc	15,473
290	*	Revance Therapeutics, Inc	3,761
89	*,e	Sage Therapeutics, Inc	16,295
656	*	Sangamo Biosciences, Inc	7,065
240	*	Sarepta Therapeutics, Inc	36,468
69	*	Spark Therapeutics, Inc	7,064
527	*,e	Theravance Biopharma, Inc	8,606
277	*	Ultragenyx Pharmaceutical, Inc	17,590
1,050	*	Vertex Pharmaceuticals, Inc	192,549
272	*	Waters Corp	58,545
3,978		Zoetis, Inc	451,463

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,977,392

REAL ESTATE - 4.2%
366		Alexandria Real Estate Equities, Inc	51,639
203	*	Altisource Portfolio Solutions S.A.	3,991
455		American Campus Communities, Inc	21,003
2,395		American Tower Corp	489,658
1,054		Boston Properties, Inc	135,966
1,574		CatchMark Timber Trust, Inc	16,448
1,526	*	CBRE Group, Inc	78,284
310		Chatham Lodging Trust	5,850
915		CorePoint Lodging, Inc	11,337
339		Coresite Realty	39,043
566	*	Cousins Properties, Inc	20,472
603		Digital Realty Trust, Inc	71,027
165		Douglas Emmett, Inc	6,574
1,428		Duke Realty Corp	45,139
581		Easterly Government Properties, Inc	10,522
573		Equinix, Inc	288,958
997		First Industrial Realty Trust, Inc	36,630
1,028		Franklin Street Properties Corp	7,587
3,362		HCP, Inc	107,517
2,800		Host Marriott Corp	51,016
504	*	Howard Hughes Corp	62,415
1,339		Iron Mountain, Inc	41,911
1,059	e	iStar Financial, Inc	13,153
32		Jones Lang LaSalle, Inc	4,502
14		Kilroy Realty Corp	1,033
562		Kimco Realty Corp	10,386
325		Liberty Property Trust	16,263
642		NorthStar Realty Europe Corp	10,548
402		Office Properties Income Trust	10,560

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

463		Paramount Group, Inc	$6,487
335		Park Hotels & Resorts, Inc	9,233
5,300		Prologis, Inc	424,530
296		QTS Realty Trust, Inc	13,669
147	e	Realogy Holdings Corp	1,064
110		RMR Group, Inc	5,168
737	*	SBA Communications Corp	165,707
91		Senior Housing Properties Trust	752
924		UDR, Inc	41,478
17		Washington REIT	454
3,419		Welltower, Inc	278,751
2,617		Weyerhaeuser Co	68,932

		TOTAL REAL ESTATE	2,685,657

RETAILING - 7.3%
477	*	1-800-FLOWERS.COM, Inc (Class A)	9,006
77		Aaron’s, Inc	4,729
366		Advance Auto Parts, Inc	56,415
736	*	Amazon.com, Inc	1,393,712
895		Best Buy Co, Inc	62,408
253	*	Booking Holdings, Inc	474,301
785	*	CarMax, Inc	68,162
5,244		eBay, Inc	207,138
833	*	Etsy, Inc	51,121
2,270		Expedia, Inc	301,978
44	*	Five Below, Inc	5,281
1,834		Gap, Inc	32,957
202	*	Genesco, Inc	8,543
9,910	*	Groupon, Inc	35,478
66		Haverty Furniture Cos, Inc	1,124
364	*	Hibbett Sports, Inc	6,625
3,765		Home Depot, Inc	783,007
1,562		Kohl’s Corp	74,273
119	*	Lands’ End, Inc	1,454
1,082	*	LKQ Corp	28,792
3,613		Lowe’s Companies, Inc	364,588
44		Macy’s, Inc	944
535		Nordstrom, Inc	17,045
1,637	*	Quotient Technology, Inc	17,581
2,067		Ross Stores, Inc	204,881
149	e	Shoe Carnival, Inc	4,112
1,100	*	Shutterfly, Inc	55,605
1,481		Target Corp	128,270
194		Tiffany & Co	18,166
1,800		TJX Companies, Inc	95,184
202		Tractor Supply Co	21,978
270	*	Ulta Beauty, Inc	93,660
330	*	Wayfair, Inc	48,180
435	e	Williams-Sonoma, Inc	28,275
56		Winmark Corp	9,696

		TOTAL RETAILING	4,714,669

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
5,239		Applied Materials, Inc	235,284
149	*	Cirrus Logic, Inc	6,511
461	*	Cree, Inc	25,899
207	*	First Solar, Inc	13,596
13,512		Intel Corp	646,819
785		Lam Research Corp	147,454
2,238		NVIDIA Corp	367,547
4,583		Texas Instruments, Inc	525,945

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,969,055

SOFTWARE & SERVICES - 11.1%
3,093		Accenture plc	571,494

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,906	*	Adobe, Inc	$561,603
1,533	*	Autodesk, Inc	249,726
571	*	Avaya Holdings Corp	6,801
634	*	Benefitfocus, Inc	17,213
4,083	*	Black Knight, Inc	245,592
316		Blackbaud, Inc	26,386
3,829		Booz Allen Hamilton Holding Co	253,518
1,656	*	Cadence Design Systems, Inc	117,261
4,496	*	Conduent, Inc	43,117
790		CSG Systems International, Inc	38,576
695	*	ExlService Holdings, Inc	45,960
54	*	Fair Isaac Corp	16,957
4,249		International Business Machines Corp	585,937
1,677		Intuit, Inc	438,250
3,927	*	Limelight Networks, Inc	10,603
958		LogMeIn, Inc	70,585
18,678	d	Microsoft Corp	2,502,105
953	*	New Relic, Inc	82,444
885	*	Nutanix, Inc	22,957
262	*	OneSpan, Inc	3,713
55	*	Paylocity Holding Corp	5,160
560	*	Perficient, Inc	19,219
379	*	Qualys, Inc	33,003
733	*	Rapid7, Inc	42,397
1,043	*	RingCentral, Inc	119,862
3,440	*	salesforce.com, Inc	521,951
727		Science Applications International Corp	62,929
659	*	SPS Commerce, Inc	67,356
977	*	Sykes Enterprises, Inc	26,828
2,296	*	Teradata Corp	82,312
696		TiVo Corp	5,130
213		TTEC Holdings, Inc	9,924
533	*	Virtusa Corp	23,681
298		VMware, Inc (Class A)	49,829
463	*	WEX, Inc	96,350
406	*	Zendesk, Inc	36,146

		TOTAL SOFTWARE & SERVICES	7,112,875

TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
130	*	Anixter International, Inc	7,762
10,949		Apple, Inc	2,167,026
449		AVX Corp	7,453
41		Belden CDT, Inc	2,442
1,563		Benchmark Electronics, Inc	39,263
15,030		Cisco Systems, Inc	822,592
27	*	Coherent, Inc	3,682
622	*	Cray, Inc	21,658
413		CTS Corp	11,391
483		Daktronics, Inc	2,980
1,665		Dolby Laboratories, Inc (Class A)	107,559
543	*	Fabrinet	26,971
257	*	FARO Technologies, Inc	13,513
709	*	Finisar Corp	16,215
12,120		Hewlett Packard Enterprise Co	181,194
11,157		HP, Inc	231,954
117	*	Insight Enterprises, Inc	6,809
43		InterDigital, Inc	2,769
440	*	Itron, Inc	27,531
1,058		Kemet Corp	19,901
78	*	Keysight Technologies, Inc	7,005
532	*	Kimball Electronics, Inc	8,640
286		Littelfuse, Inc	50,596
333	*	Lumentum Holdings, Inc	17,785
840		Motorola Solutions, Inc	140,053
1,811		National Instruments Corp	76,044

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY			VALUE

233	*	Novanta, Inc			$21,972
282	*	Plexus Corp			16,460
196	*	Rogers Corp			33,826
160		Synnex Corp			15,744
725	*	Tech Data Corp			75,835
1,213	*	TTM Technologies, Inc			12,373
1,315		Vishay Intertechnology, Inc			21,724

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,218,722

TELECOMMUNICATION SERVICES - 1.6%
385	*	Boingo Wireless, Inc			6,918
9,404		CenturyLink, Inc			110,591
1,021	*	Cincinnati Bell, Inc			5,054
275		Cogent Communications Group, Inc			16,324
2,309	*	Iridium Communications, Inc			53,707
1,351	*	Orbcomm, Inc			9,795
14,251		Verizon Communications, Inc			814,160

		TOTAL TELECOMMUNICATION SERVICES			1,016,549

TRANSPORTATION - 1.9%
4,870		CSX Corp			376,792
2,878		Delta Air Lines, Inc			163,327
299	*,e	Hertz Global Holdings, Inc			4,772
983		Norfolk Southern Corp			195,941
6		Ryder System, Inc			350
2,801		Southwest Airlines Co			142,235
3,505		United Parcel Service, Inc (Class B)			361,961

		TOTAL TRANSPORTATION			1,245,378

UTILITIES - 3.3%
3,952		American Electric Power Co, Inc			347,815
140		American Water Works Co, Inc			16,240
339		Centerpoint Energy, Inc			9,706
162		Clearway Energy, Inc (Class C)			2,731
3,041		Consolidated Edison, Inc			266,635
2,325		Eversource Energy			176,142
384		New Jersey Resources Corp			19,112
2,655		Public Service Enterprise Group, Inc			156,167
2,696		Sempra Energy			370,538
949		South Jersey Industries, Inc			32,010
7,456		Southern Co			412,168
167		TerraForm Power, Inc			2,388
1,977		WEC Energy Group, Inc			164,822
3,048		Xcel Energy, Inc			181,326

		TOTAL UTILITIES			2,157,800

		TOTAL COMMON STOCKS			64,343,228

		(Cost $44,834,024)

RIGHTS / WARRANTS - 0.0%

TRANSPORTATION - 0.0%
299	e	Hertz Global Holdings, Inc			583

		TOTAL TRANSPORTATION			583

		TOTAL RIGHTS / WARRANTS			583

		(Cost $393)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.4%

GOVERNMENT AGENCY DEBT - 0.3%
$210,000		Federal Home Loan Bank (FHLB)	2.100%	07/01/19	210,000

		TOTAL GOVERNMENT AGENCY DEBT			210,000

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
77,317	c	State Street Navigator Securities Lending Government Money Market Portfolio	$77,317

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	77,317

		TOTAL SHORT-TERM INVESTMENTS	287,317

		(Cost $287,317)
		TOTAL INVESTMENTS - 100.2% (Cost $45,121,734)	64,631,128
		OTHER ASSETS & LIABILITIES, NET - (0.2)%	(132,565)

		NET ASSETS - 100.0%	$64,498,563

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $363,868.

Futures contracts outstanding as of June 30, 2019 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	2	09/20/19	$291,450	$294,420	$2,970

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.7%
1,634		Adient plc	$39,657
1,752	*	American Axle & Manufacturing Holdings, Inc	22,356
4,457		Aptiv plc	360,259
3,646		BorgWarner, Inc	153,059
828		Cooper Tire & Rubber Co	26,123
274	*	Cooper-Standard Holding, Inc	12,555
2,264		Dana Holding Corp	45,144
591	*	Dorman Products, Inc	51,500
69,298		Ford Motor Co	708,919
794	*	Fox Factory Holding Corp	65,513
21,991		General Motors Co	847,313
4,527		Gentex Corp	111,409
573	*	Gentherm, Inc	23,969
3,947		Goodyear Tire & Rubber Co	60,389
2,737		Harley-Davidson, Inc	98,067
377		LCI Industries, Inc	33,930
1,077		Lear Corp	149,994
772	*	Modine Manufacturing Co	11,047
292	*	Motorcar Parts of America, Inc	6,252
514		Spartan Motors, Inc	5,633
330		Standard Motor Products, Inc	14,962
449	*	Stoneridge, Inc	14,166
995		Tenneco, Inc	11,035
2,469	*,e	Tesla, Inc	551,723
841		Thor Industries, Inc	49,156
321		Tower International, Inc	6,259
496	*	Visteon Corp	29,056
486		Winnebago Industries, Inc	18,784

		TOTAL AUTOMOBILES & COMPONENTS	3,528,229

BANKS - 5.7%
184		1st Constitution Bancorp	3,398
254		1st Source Corp	11,786
95		ACNB Corp	3,759
166	*	Allegiance Bancshares, Inc	5,534
197		Amalgamated Bank	3,438
442	*	Amerant Bancorp Inc	8,712
127		American National Bankshares, Inc	4,921
966		Ameris Bancorp	37,858
129	*	Ames National Corp	3,496
179		Arrow Financial Corp	6,217
2,719		Associated Banc-Corp	57,480
318	*	Atlantic Capital Bancshares, Inc	5,444
1,279		Atlantic Union Bankshares Corp	45,187
945	*	Axos Financial, Inc	25,751
697		Banc of California, Inc	9,737
529		Bancfirst Corp	29,444
1,326		BancorpSouth Bank	38,507
117		Bank First Corp	8,068
152,536		Bank of America Corp	4,423,544
254		Bank of Commerce Holdings	2,715
677		Bank of Hawaii Corp	56,130
174		Bank of Marin Bancorp	7,137
1,235		Bank of NT Butterfield & Son Ltd	41,941
130		Bank of Princeton	3,900
2,233		Bank OZK	67,191
487	*	Bank7 Corp	9,005

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

238		BankFinancial Corp	$3,330
1,888		BankUnited	63,701
81		Bankwell Financial Group, Inc	2,325
511		Banner Corp	27,671
219		Bar Harbor Bankshares	5,823
163	*	Baycom Corp	3,570
13,633		BB&T Corp	669,789
152		BCB Bancorp, Inc	2,105
641		Berkshire Hills Bancorp, Inc	20,121
520		BOK Financial Corp	39,250
1,073		Boston Private Financial Holdings, Inc	12,951
287		Bridge Bancorp, Inc	8,455
385	*	Bridgewater Bancshares, Inc	4,443
1,046		Brookline Bancorp, Inc	16,087
253		Bryn Mawr Bank Corp	9,442
147		Business First Bancshares, Inc	3,741
120	*	Byline Bancorp, Inc	2,294
283		C&F Financial Corp	15,455
2,216		Cadence BanCorp	46,093
59	e	Cambridge Bancorp	4,808
238		Camden National Corp	10,917
693	*	Capital Bancorp, Inc	8,524
156		Capital City Bank Group, Inc	3,877
2,332		Capitol Federal Financial	32,112
128		Capstar Financial Holdings, Inc	1,939
222		Carolina Financial Corp	7,790
419	*	Carter Bank & Trust	8,275
1,496		Cathay General Bancorp	53,721
287		CBTX, Inc	8,076
2,396		Centerstate Banks of Florida, Inc	55,180
470		Central Pacific Financial Corp	14,081
161		Central Valley Community Bancorp	3,457
47		Century Bancorp, Inc	4,131
1,211		Chemical Financial Corp	49,784
46		Chemung Financial Corp	2,224
1,706		CIT Group, Inc	89,633
40,988		Citigroup, Inc	2,870,390
167		Citizens & Northern Corp	4,397
8,425		Citizens Financial Group, Inc	297,908
236		City Holding Co	17,997
157		Civista Bancshares, Inc	3,525
226		CNB Financial Corp	6,382
524	*	Coastal Financial Corp	8,106
133		Codorus Valley Bancorp, Inc	3,059
1,129		Columbia Banking System, Inc	40,847
1,682	*	Columbia Financial, Inc	25,398
2,897		Comerica, Inc	210,438
1,935		Commerce Bancshares, Inc	115,442
102		Commerce Union Bancshares, Inc	2,410
763		Community Bank System, Inc	50,236
1,382		Community Bankers Trust Corp	11,706
61		Community Financial Corp	2,058
238		Community Trust Bancorp, Inc	10,065
422		ConnectOne Bancorp, Inc	9,563
1,101		Cullen/Frost Bankers, Inc	103,120
438	*	Customers Bancorp, Inc	9,198
2,357		CVB Financial Corp	49,568
500		Dime Community Bancshares	9,495
638		Eagle Bancorp, Inc	34,535
2,453		East West Bancorp, Inc	114,727
100	*	Entegra Financial Corp	3,012
147		Enterprise Bancorp, Inc	4,661
347		Enterprise Financial Services Corp	14,435
161	*	Equity Bancshares, Inc	4,292
578	*	Esquire Financial Holdings, Inc	14,537
660		ESSA Bancorp, Inc	10,065

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,695	*	Essent Group Ltd	$79,648
384		Evans Bancorp, Inc	14,488
144	e	Farmers & Merchants Bancorp, Inc	4,193
378		Farmers National Banc Corp	5,606
362		FB Financial Corp	13,249
139		Federal Agricultural Mortgage Corp (Class C)	10,100
44		Fidelity D&D Bancorp, Inc	2,957
321		Fidelity Southern Corp	9,941
12,985		Fifth Third Bancorp	362,281
202		Financial Institutions, Inc	5,888
440		First Bancorp (NC)	16,025
3,399		First Bancorp (Puerto Rico)	37,525
162		First Bancorp, Inc	4,350
130		First Bancshares, Inc	3,944
354		First Bank	4,156
586		First Busey Corp	15,476
266		First Business Financial Services, Inc	6,251
166		First Capital Inc	8,390
117		First Choice Bancorp	2,661
132		First Citizens Bancshares, Inc (Class A)	59,436
1,371		First Commonwealth Financial Corp	18,467
242		First Community Bancshares, Inc	8,170
312		First Defiance Financial Corp	8,914
1,990		First Financial Bancorp	48,198
2,288		First Financial Bankshares, Inc	70,448
188		First Financial Corp	7,550
130		First Financial Northwest, Inc	1,839
445		First Foundation, Inc	5,981
64		First Guaranty Bancshares, Inc	1,334
2,293		First Hawaiian, Inc	59,320
5,859		First Horizon National Corp	87,475
85		First Internet Bancorp	1,831
744		First Interstate Bancsystem, Inc	29,470
960		First Merchants Corp	36,384
93		First Mid-Illinois Bancshares, Inc	3,248
1,595		First Midwest Bancorp, Inc	32,650
158		First Northwest Bancorp	2,567
321		First of Long Island Corp	6,446
2,967		First Republic Bank	289,728
610		Flagstar Bancorp, Inc	20,215
358		Flushing Financial Corp	7,948
5,725		FNB Corp	67,383
206		Franklin Financial Network, Inc	5,739
220		Franklin Financial Services Corp	8,386
247		FS Bancorp, Inc	12,812
2,673		Fulton Financial Corp	43,757
325		German American Bancorp, Inc	9,789
1,494		Glacier Bancorp, Inc	60,582
161		Great Southern Bancorp, Inc	9,636
849		Great Western Bancorp, Inc	30,326
45		Greene County Bancorp, Inc	1,324
26		Guaranty Bancshares, Inc	810
1,541		Hancock Holding Co	61,732
484		Hanmi Financial Corp	10,779
639	*	HarborOne Bancorp, Inc	11,968
305		Hawthorn Bancshares Inc	8,174
429		Heartland Financial USA, Inc	19,189
553		Heritage Commerce Corp	6,774
460		Heritage Financial Corp	13,588
1,168		Hilltop Holdings, Inc	24,843
22		Hingham Institution for Savings	4,356
89		Home Bancorp, Inc	3,425
2,960		Home Bancshares, Inc	57,010
314	*	HomeStreet, Inc	9,307
265		HomeTrust Bancshares, Inc	6,662
1,956		Hope Bancorp, Inc	26,954

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

501		Horizon Bancorp	$8,186
129	*	Howard Bancorp, Inc	1,957
18,430		Huntington Bancshares, Inc	254,703
909		IBERIABANK Corp	68,948
491		Independent Bank Corp (MA)	37,390
308		Independent Bank Corp (MI)	6,711
488		Independent Bank Group, Inc	26,820
843		International Bancshares Corp	31,790
120		Investar Holding Corp	2,862
4,402		Investors Bancorp, Inc	49,082
57,197		JPMorgan Chase & Co	6,394,625
2,079		Kearny Financial Corp	27,630
17,530		Keycorp	311,157
584		Lakeland Bancorp, Inc	9,432
525		Lakeland Financial Corp	24,586
141		LCNB Corp	2,679
693		LegacyTexas Financial Group, Inc	28,212
166	*,e	LendingTree, Inc	69,725
85		Level One Bancorp, Inc	2,124
310		Live Oak Bancshares, Inc	5,316
341		Luther Burbank Corp	3,713
2,442		M&T Bank Corp	415,311
400		Macatawa Bank Corp	4,104
489	*	Malvern Bancorp, Inc	10,763
226		Mercantile Bank Corp	7,363
155		Merchants Bancorp	2,640
856		Meridian Bancorp, Inc	15,314
1,054		Meta Financial Group, Inc	29,565
101	*	Metropolitan Bank Holding Corp	4,444
7,025	*	MGIC Investment Corp	92,308
324		Midland States Bancorp, Inc	8,657
1,202		Midsouth Bancorp, Inc	14,244
169		MidWestOne Financial Group, Inc	4,725
236	*	MMA Capital Holdings Inc	7,899
1,928	*	Mr Cooper Group, Inc	15,443
101		MutualFirst Financial, Inc	3,438
142		MVB Financial Corp	2,408
535		National Bank Holdings Corp	19,421
109		National Bankshares, Inc	4,243
669		NBT Bancorp, Inc	25,094
8,219		New York Community Bancorp, Inc	82,026
140	*	Nicolet Bankshares, Inc	8,688
1,146	*	NMI Holdings, Inc	32,535
115		Northeast Bank	3,172
643		Northfield Bancorp, Inc	10,037
104		Northrim BanCorp, Inc	3,709
1,947		Northwest Bancshares, Inc	34,287
64		Norwood Financial Corp	2,228
530		Oak Valley Bancorp	10,362
714		OceanFirst Financial Corp	17,743
596		OFG Bancorp	14,167
287		Ohio Valley Banc Corp	11,070
134		Old Line Bancshares, Inc	3,566
3,054		Old National Bancorp	50,666
432		Old Second Bancorp, Inc	5,517
809		OP Bancorp	8,770
319		Opus Bank	6,734
249		Origin Bancorp, Inc	8,217
610		Oritani Financial Corp	10,821
111		Orrstown Financial Services, Inc	2,441
1,203	*	Pacific Mercantile Bancorp	9,925
1,118		Pacific Premier Bancorp, Inc	34,524
2,138		PacWest Bancorp	83,019
205		Park National Corp	20,375
649		Parke Bancorp, Inc	15,544
226	*	PCB Bancorp	3,851

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

290		PCSB Financial Corp	$5,873
259	*	PDL Community Bancorp	3,701
259		Peapack Gladstone Financial Corp	7,283
67		Penns Woods Bancorp, Inc	3,032
841		PennyMac Financial Services, Inc	18,653
365		Peoples Bancorp of North Carolina, Inc	10,968
261		Peoples Bancorp, Inc	8,420
101		Peoples Financial Services Corp	4,544
6,966		People’s United Financial, Inc	116,889
194		People’s Utah Bancorp	5,704
1,330		Pinnacle Financial Partners, Inc	76,448
7,994		PNC Financial Services Group, Inc	1,097,416
1,826		Popular, Inc	99,042
188		Preferred Bank	8,883
175		Premier Financial Bancorp, Inc	2,625
1,243		Prosperity Bancshares, Inc	82,100
367	*	Provident Bancorp, Inc	10,272
964		Provident Financial Services, Inc	23,377
609		Prudential Bancorp, Inc	11,522
190		QCR Holdings, Inc	6,625
3,684		Radian Group, Inc	84,179
104		RBB Bancorp	2,011
18,527		Regions Financial Corp	276,793
670		Renasant Corp	24,080
146		Republic Bancorp, Inc (Class A)	7,264
750	*	Republic First Bancorp, Inc	3,683
369		Riverview Bancorp, Inc	3,151
540		S&T Bancorp, Inc	20,239
495		Sandy Spring Bancorp, Inc	17,266
151		SB One Bancorp	3,375
617	*	Seacoast Banking Corp of Florida	15,696
290	*	Select Bancorp, Inc	3,318
726		ServisFirst Bancshares, Inc	24,873
185		Shore Bancshares, Inc	3,023
192		Sierra Bancorp	5,207
980		Signature Bank	118,423
1,396		Simmons First National Corp (Class A)	32,471
116	*	SmartFinancial, Inc	2,516
670		South State Corp	49,359
101	*	Southern First Bancshares, Inc	3,955
86		Southern Missouri Bancorp, Inc	2,995
169		Southern National Bancorp of Virginia, Inc	2,587
432		Southside Bancshares, Inc	13,988
154	*	Spirit of Texas Bancshares, Inc	3,465
259		Sterling Bancorp, Inc	2,582
3,716		Sterling Bancorp/DE	79,076
339		Stock Yards Bancorp, Inc	12,255
164		Summit Financial Group, Inc	4,403
7,880		SunTrust Banks, Inc	495,258
955	*	SVB Financial Group	214,483
2,625		Synovus Financial Corp	91,875
2,589		TCF Financial Corp	53,825
150		Territorial Bancorp, Inc	4,635
932	*	Texas Capital Bancshares, Inc	57,197
1,347		TFS Financial Corp	24,340
714	*	The Bancorp, Inc	6,369
100		Timberland Bancorp, Inc	2,988
229		Tompkins Trustco, Inc	18,686
996		TowneBank	27,171
618		Trico Bancshares	23,360
343	*	Tristate Capital Holdings, Inc	7,320
599	*	Triumph Bancorp, Inc	17,401
1,387		Trustco Bank Corp NY	10,985
1,035		Trustmark Corp	34,414
685		UMB Financial Corp	45,087
3,528		Umpqua Holdings Corp	58,530

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

60	e	Union Bankshares, Inc	$2,221
1,552		United Bankshares, Inc	57,564
1,078		United Community Banks, Inc	30,788
740		United Community Financial Corp	7,082
770		United Financial Bancorp, Inc (New)	10,919
113		United Security Bancshares	1,287
119		Unity Bancorp, Inc	2,701
364		Univest Corp of Pennsylvania	9,559
25,630		US Bancorp	1,343,012
6,127		Valley National Bancorp	66,049
1,054		Veritex Holdings, Inc	27,351
681		Walker & Dunlop, Inc	36,236
1,396		Washington Federal, Inc	48,762
232		Washington Trust Bancorp, Inc	12,106
384		Waterstone Financial, Inc	6,551
1,651		Webster Financial Corp	78,868
71,813		Wells Fargo & Co	3,398,191
770		WesBanco, Inc	29,684
239		West Bancorporation, Inc	5,072
533		Westamerica Bancorporation	32,838
1,643	*	Western Alliance Bancorp	73,475
413		Western New England Bancorp, Inc	3,857
886		Wintrust Financial Corp	64,820
827		WSFS Financial Corp	34,155
3,277		Zions Bancorporation	150,676

		TOTAL BANKS	29,929,484

CAPITAL GOODS - 7.0%
9,899		3M Co	1,715,893
2,472		A.O. Smith Corp	116,580
724		Aaon, Inc	36,330
511		AAR Corp	18,800
917		Actuant Corp (Class A)	22,751
685		Acuity Brands, Inc	94,468
642		Advanced Drainage Systems, Inc	21,051
2,781	*	Aecom Technology Corp	105,261
522	*	Aegion Corp	9,605
1,505	*	Aerojet Rocketdyne Holdings, Inc	67,379
318	*	Aerovironment, Inc	18,053
1,119		AGCO Corp	86,801
1,858		Air Lease Corp	76,810
1,516		Aircastle Ltd	32,230
148		Alamo Group, Inc	14,790
445		Albany International Corp (Class A)	36,895
1,625		Allegion plc	179,644
91		Allied Motion Technologies, Inc	3,449
2,032		Allison Transmission Holdings, Inc	94,183
990		Altra Holdings, Inc	35,521
317	*	Ameresco, Inc	4,669
254	*	American Woodmark Corp	21,493
4,160		Ametek, Inc	377,894
438		Apogee Enterprises, Inc	19,027
567		Applied Industrial Technologies, Inc	34,888
7,052		Arconic, Inc	182,083
909		Arcosa, Inc	34,206
244		Argan, Inc	9,897
367	*	Armstrong Flooring, Inc	3,615
902		Armstrong World Industries, Inc	87,674
334		Astec Industries, Inc	10,875
340	*	Astronics Corp	13,675
491	*	Atkore International Group, Inc	12,702
1,023	*	Axon Enterprise, Inc	65,687
406		AZZ, Inc	18,684
782		Barnes Group, Inc	44,058
1,120	*	Beacon Roofing Supply, Inc	41,126

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

967	*	Bloom Energy Corp	$11,865
87	*	Blue Bird Corp	1,713
144	*,e	BlueLinx Holdings, Inc	2,853
941	*	BMC Stock Holdings, Inc	19,949
9,386		Boeing Co	3,416,598
656		Briggs & Stratton Corp	6,717
2,096	*	Builders FirstSource, Inc	35,339
1,582		BWX Technologies, Inc	82,422
351	e	Caesarstone Sdot-Yam Ltd	5,276
250	*	CAI International, Inc	6,205
994		Carlisle Cos, Inc	139,568
9,833		Caterpillar, Inc	1,340,140
624	*	Chart Industries, Inc	47,973
259	*	CIRCOR International, Inc	11,914
1,386	*	Colfax Corp	38,850
262		Columbus McKinnon Corp	10,996
575		Comfort Systems USA, Inc	29,319
388	*	Commercial Vehicle Group, Inc	3,112
601	*	Continental Building Products, Inc	15,969
2,980	*	Cornerstone Building Brands, Inc	17,373
901		Crane Co	75,179
225		CSW Industrials, Inc	15,334
633		Cubic Corp	40,816
2,760		Cummins, Inc	472,898
801		Curtiss-Wright Corp	101,831
5,583		Deere & Co	925,159
2,203		Donaldson Co, Inc	112,045
347		Douglas Dynamics, Inc	13,807
2,649		Dover Corp	265,430
160	*	Ducommun, Inc	7,211
240	*	DXP Enterprises, Inc	9,094
486	*	Dycom Industries, Inc	28,611
80		Eastern Co	2,242
7,487		Eaton Corp	623,517
916		EMCOR Group, Inc	80,700
10,709		Emerson Electric Co	714,504
318		Encore Wire Corp	18,628
2,281	*,e	Energous Corp	9,968
568	*	Energy Recovery, Inc	5,919
681		EnerSys	46,648
1,395	*	Enphase Energy, Inc	25,431
330		EnPro Industries, Inc	21,067
502		ESCO Technologies, Inc	41,475
56		EVI Industries, Inc	2,143
1,196	*	Evoqua Water Technologies Corp	17,031
10,086		Fastenal Co	328,703
1,130		Federal Signal Corp	30,227
2,325		Flowserve Corp	122,504
2,709		Fluor Corp	91,266
5,328		Fortive Corp	434,339
2,359		Fortune Brands Home & Security, Inc	134,770
199	*	Foundation Building Materials, Inc	3,538
719		Franklin Electric Co, Inc	34,152
2,242	*	Gardner Denver Holdings, Inc	77,573
730	*	Gates Industrial Corp plc	8,329
608		GATX Corp	48,208
103	*	Gencor Industries, Inc	1,339
1,240	*	Generac Holdings, Inc	86,068
4,516		General Dynamics Corp	821,099
152,608		General Electric Co	1,602,384
230	*	General Finance Corp	1,925
567	*	Gibraltar Industries, Inc	22,884
336		Global Brass & Copper Holdings, Inc	14,693
370	*	GMS, Inc	8,140
271		Gorman-Rupp Co	8,897
3,121		Graco, Inc	156,612

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,413		GrafTech International Ltd	$16,249
128		Graham Corp	2,587
696		Granite Construction, Inc	33,533
890	*	Great Lakes Dredge & Dock Corp	9,826
720		Greenbrier Cos, Inc	21,888
448		Griffon Corp	7,580
627		H&E Equipment Services, Inc	18,239
1,393	*	Harsco Corp	38,224
3,020	*	HD Supply Holdings, Inc	121,646
760		HEICO Corp	101,696
1,362		HEICO Corp (Class A)	140,790
672	*	Helios Technologies, Inc	31,188
380	*	Herc Holdings, Inc	17,415
1,413		Hexcel Corp	114,283
1,374		Hillenbrand, Inc	54,369
12,875		Honeywell International, Inc	2,247,846
1,006		Hubbell, Inc	131,182
719		Huntington Ingalls	161,588
96		Hurco Cos, Inc	3,414
158		Hyster-Yale Materials Handling, Inc	8,731
1,337		IDEX Corp	230,151
137	*	IES Holdings, Inc	2,582
5,752		Illinois Tool Works, Inc	867,459
4,264		Ingersoll-Rand plc	540,121
289		Insteel Industries, Inc	6,017
1,602		ITT, Inc	104,899
2,322		Jacobs Engineering Group, Inc	195,954
1,178	*	JELD-WEN Holding, Inc	25,009
486		John Bean Technologies Corp	58,869
16,068		Johnson Controls International plc	663,769
166		Kadant, Inc	15,074
415		Kaman Corp	26,431
1,244		Kennametal, Inc	46,016
2,104	*	Kratos Defense & Security Solutions, Inc	48,161
1,390		L3 Technologies, Inc	340,786
2,113		L3Harris Technologies, Inc	399,632
87	*	Lawson Products, Inc	3,196
122	*	LB Foster Co (Class A)	3,335
606		Lennox International, Inc	166,650
1,115		Lincoln Electric Holdings, Inc	91,787
165	e	Lindsay Corp	13,565
4,369		Lockheed Martin Corp	1,588,306
478		Luxfer Holdings PLC	11,721
258	*	Lydall, Inc	5,212
539	*	Manitowoc Co, Inc	9,594
4,995		Masco Corp	196,004
503	*	Masonite International Corp	26,498
1,083	*	Mastec, Inc	55,807
906	e	Maxar Technologies, Inc	7,085
952	*	Mercury Systems, Inc	66,973
1,303	*	Meritor, Inc	31,598
1,001	*	Middleby Corp	135,836
1,406	*	Milacron Holdings Corp	19,403
168		Miller Industries, Inc	5,166
661		Moog, Inc (Class A)	61,876
1,441	*	MRC Global, Inc	24,670
884		MSC Industrial Direct Co (Class A)	65,646
883		Mueller Industries, Inc	25,845
2,381		Mueller Water Products, Inc (Class A)	23,381
301	*	MYR Group, Inc	11,242
76		National Presto Industries, Inc	7,090
783	*	Navistar International Corp	26,974
1,965		NN, Inc	19,178
1,070		Nordson Corp	151,202
2,793		Northrop Grumman Corp	902,446
149	*	Northwest Pipe Co	3,841

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,637	*	NOW, Inc	$24,162
224	*	NV5 Holdings, Inc	18,234
2,708		nVent Electric plc	67,131
44		Omega Flex, Inc	3,380
1,266		Oshkosh Truck Corp	105,698
2,030		Owens Corning, Inc	118,146
5,950		PACCAR, Inc	426,377
2,304		Parker-Hannifin Corp	391,703
328	*	Parsons Corp	12,090
381	*	Patrick Industries, Inc	18,741
3,027		Pentair plc	112,604
763	*	PGT, Inc	12,757
3,537	*,e	Plug Power, Inc	7,958
125		Powell Industries, Inc	4,750
51		Preformed Line Products Co	2,832
613		Primoris Services Corp	12,830
418	*	Proto Labs, Inc	48,496
492		Quanex Building Products Corp	9,294
2,753		Quanta Services, Inc	105,137
551		Raven Industries, Inc	19,770
4,959		Raytheon Co	862,271
477	*	RBC Bearings, Inc	79,568
884		Regal-Beloit Corp	72,232
2,049	*	Resideo Technologies, Inc	44,914
562		REV Group, Inc	8,098
1,622	*	Rexnord Corp	49,017
2,155		Rockwell Automation, Inc	353,054
1,825		Roper Industries, Inc	668,424
461		Rush Enterprises, Inc (Class A)	16,836
96		Rush Enterprises, Inc (Class B)	3,543
2,806	*	Sensata Technologies Holding plc	137,494
720		Simpson Manufacturing Co, Inc	47,851
641	*,e	SiteOne Landscape Supply, Inc	44,421
1,023		Snap-On, Inc	169,450
1,891		Spirit Aerosystems Holdings, Inc (Class A)	153,871
647	*	SPX Corp	21,364
646	*	SPX FLOW, Inc	27,042
195		Standex International Corp	14,262
2,683		Stanley Black & Decker, Inc	387,989
394	*	Sterling Construction Co, Inc	5,287
2,418	*	Sunrun, Inc	45,362
642	*	Teledyne Technologies, Inc	175,825
268		Tennant Co	16,402
1,185		Terex Corp	37,209
427	*	Textainer Group Holdings Ltd	4,304
4,224		Textron, Inc	224,041
509	*	Thermon Group Holdings	13,056
1,188		Timken Co	60,992
784		Titan International, Inc	3,834
282	*	Titan Machinery, Inc	5,804
1,953		Toro Co	130,656
160	*	TPI Composites, Inc	3,955
872	*	TransDigm Group, Inc	421,874
1,137	*	Trex Co, Inc	81,523
716	*	Trimas Corp	22,175
1,884		Trinity Industries, Inc	39,093
1,184		Triton International Ltd	38,788
753		Triumph Group, Inc	17,244
585	*	Tutor Perini Corp	8,114
142	*	Twin Disc, Inc	2,144
1,363	*	United Rentals, Inc	180,775
14,359		United Technologies Corp	1,869,542
2,797	*	Univar, Inc	61,646
873		Universal Forest Products, Inc	33,226
345		Valmont Industries, Inc	43,749
156	*	Vectrus, Inc	6,327

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

155	*	Veritiv Corp	$3,010
253	*	Vicor Corp	7,856
557	*,e	Vivint Solar, Inc	4,066
795		W.W. Grainger, Inc	213,243
918		Wabash National Corp	14,936
980	*	WABCO Holdings, Inc	129,948
2,754	e	Wabtec Corp	197,627
549		Watsco, Inc	89,778
522		Watts Water Technologies, Inc (Class A)	48,640
2,009	*	Welbilt, Inc	33,550
849	*	Wesco Aircraft Holdings, Inc	9,424
1,042	*	WESCO International, Inc	52,777
71	*	Willis Lease Finance Corp	4,141
524	*	Willscot Corp	7,881
1,032		Woodward Governor Co	116,781
3,137		Xylem, Inc	262,379

		TOTAL CAPITAL GOODS	36,774,342

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
1,317		ABM Industries, Inc	52,680
731	*	Acacia Research Corp	2,164
1,696		ACCO Brands Corp	13,347
1,679	e	ADT, Inc	10,275
1,378	*	Advanced Disposal Services, Inc	43,972
110		Barrett Business Services, Inc	9,086
109		BG Staffing, Inc	2,058
723		Brady Corp (Class A)	35,658
329	*	BrightView Holdings, Inc	6,156
805		Brink’s Co	65,350
801	*	Casella Waste Systems, Inc (Class A)	31,744
778	*	CBIZ, Inc	15,241
433	*	Ceco Environmental Corp	4,152
390	*	Cimpress NV	35,447
1,516		Cintas Corp	359,732
819	*	Clean Harbors, Inc	58,231
3,641	*	Copart, Inc	272,128
644	*	CoStar Group, Inc	356,815
1,794		Covanta Holding Corp	32,131
128		CRA International, Inc	4,906
754		Deluxe Corp	30,658
394		Ennis, Inc	8,085
2,115		Equifax, Inc	286,033
944		Exponent, Inc	55,262
178		Forrester Research, Inc	8,371
148	*	Franklin Covey Co	5,032
640	*	FTI Consulting, Inc	53,658
191	*	GP Strategies Corp	2,880
1,153	e	Healthcare Services Group	34,959
286		Heidrick & Struggles International, Inc	8,571
247	*	Heritage-Crystal Clean, Inc	6,499
928		Herman Miller, Inc	41,482
682		HNI Corp	24,129
334	*	Huron Consulting Group, Inc	16,827
282		ICF International, Inc	20,530
7,012	*	IHS Markit Ltd	446,805
708	*	Innerworkings, Inc	2,705
734		Insperity, Inc	89,651
961		Interface, Inc	14,732
2,455		KAR Auction Services, Inc	61,375
481		Kelly Services, Inc (Class A)	12,597
366		Kforce, Inc	12,843
577		Kimball International, Inc (Class B)	10,057
752		Knoll, Inc	17,281
1,048		Korn/Ferry International	41,993
2,705		LSC Communications, Inc	9,927

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,129		Manpower, Inc	$109,061
491		Matthews International Corp (Class A)	17,111
379		McGrath RentCorp	23,555
259	*	Mistras Group, Inc	3,722
682		Mobile Mini, Inc	20,753
663		MSA Safety, Inc	69,874
210		Multi-Color Corp	10,494
729		Navigant Consulting, Inc	16,905
6,597		Nielsen NV	149,092
160	*	NL Industries, Inc	584
781	*	On Assignment, Inc	47,329
2,896		Pitney Bowes, Inc	12,395
482	e	Quad Graphics, Inc	3,813
3,863		Republic Services, Inc	334,690
514		Resources Connection, Inc	8,229
2,179		Robert Half International, Inc	124,225
2,670		Rollins, Inc	95,773
1,220		RR Donnelley & Sons Co	2,403
269	*	SP Plus Corp	8,589
1,350		Steelcase, Inc (Class A)	23,085
1,556	*	Stericycle, Inc	74,299
187		Systemax, Inc	4,144
449	*	Team, Inc	6,879
864		Tetra Tech, Inc	67,867
3,332		TransUnion	244,935
932	*	TriNet Group, Inc	63,190
645	*	TrueBlue, Inc	14,229
237		Unifirst Corp	44,691
964	*	Upwork, Inc	15,501
338		US Ecology, Inc	20,124
2,831		Verisk Analytics, Inc	414,628
440		Viad Corp	29,146
134		VSE Corp	3,844
871	*	WageWorks, Inc	44,238
7,571		Waste Management, Inc	873,466
116	*	Willdan Group, Inc	4,321

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	5,741,399

CONSUMER DURABLES & APPAREL - 1.3%
936		Acushnet Holdings Corp	24,579
840	*	American Outdoor Brands Corp	7,568
194		Bassett Furniture Industries, Inc	2,959
565	*	Beazer Homes USA, Inc	5,430
1,673		Brunswick Corp	76,774
1,433		Callaway Golf Co	24,590
2,340	*	Capri Holdings Ltd	81,151
750		Carter’s, Inc	73,155
132	*	Cavco Industries, Inc	20,795
772	*	Century Communities, Inc	20,520
307		Clarus Corp	4,433
454		Columbia Sportswear Co	45,473
1,159	*	CROCS, Inc	22,890
167		Culp, Inc	3,173
498	*	Deckers Outdoor Corp	87,633
6,017		DR Horton, Inc	259,513
167		Escalade, Inc	1,915
327		Ethan Allen Interiors, Inc	6,887
122		Flexsteel Industries, Inc	2,081
730	*,e	Fossil Group, Inc	8,395
2,568		Garmin Ltd	204,926
682	*	G-III Apparel Group Ltd	20,064
1,762	*,e	GoPro, Inc	9,621
578	*	Green Brick Partners, Inc	4,803
132		Hamilton Beach Brands Holding Co	2,515
6,499		Hanesbrands, Inc	111,913

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,054		Hasbro, Inc	$217,067
411	*	Helen of Troy Ltd	53,673
173		Hooker Furniture Corp	3,567
379	*	Installed Building Products, Inc	22,444
443	*,e	iRobot Corp	40,597
75		Johnson Outdoors, Inc	5,593
2,009		KB Home	51,692
811	*	Kontoor Brands, Inc	22,724
696		La-Z-Boy, Inc	21,339
2,404		Leggett & Platt, Inc	92,241
224		Lennar Corp (B Shares)	8,626
4,977		Lennar Corp (Class A)	241,185
353	*,e	LGI Homes, Inc	25,215
163		Lifetime Brands, Inc	1,542
95	*	Lovesac Co	2,952
2,090	*	Lululemon Athletica, Inc	376,639
385	*	M/I Homes, Inc	10,988
287	*	Malibu Boats, Inc	11,150
156		Marine Products Corp	2,409
295	*	MasterCraft Boat Holdings, Inc	5,779
6,326	*,e	Mattel, Inc	70,914
1,006		MDC Holdings, Inc	32,977
640	*	Meritage Homes Corp	32,858
998	*	Mohawk Industries, Inc	147,175
227		Movado Group, Inc	6,129
66		Nacco Industries, Inc (Class A)	3,428
7,369		Newell Rubbermaid, Inc	113,630
21,882		Nike, Inc (Class B)	1,836,994
56	*	NVR, Inc	188,734
276		Oxford Industries, Inc	20,921
973		Polaris Industries, Inc	88,767
4,730		Pulte Homes, Inc	149,563
1,147	*	Purple Innovation, Inc	7,742
1,215		PVH Corp	114,988
885		Ralph Lauren Corp	100,527
508		Rocky Brands, Inc	13,858
1,450	*	Roku, Inc	131,341
2,609	*	Skechers U.S.A., Inc (Class A)	82,157
734		Skyline Corp	20,097
1,224	*	Sonos, Inc	13,880
1,383		Steven Madden Ltd	46,953
272		Sturm Ruger & Co, Inc	14,819
133		Superior Uniform Group, Inc	2,278
4,883		Tapestry, Inc	154,938
2,087	*	Taylor Morrison Home Corp	43,744
988	*	Tempur Sealy International, Inc	72,490
2,373		Toll Brothers, Inc	86,899
563	*	TopBuild Corp	46,594
2,459	*	TRI Pointe Homes, Inc	29,434
917		Tupperware Corp	17,451
3,682	*	Under Armour, Inc (Class A)	93,339
3,626	*	Under Armour, Inc (Class C)	80,497
226	*	Unifi, Inc	4,106
217	*	Universal Electronics, Inc	8,901
320	*	Vera Bradley, Inc	3,840
5,446		VF Corp	475,708
1,021	*	Vista Outdoor, Inc	9,066
1,133		Whirlpool Corp	161,294
576	*	William Lyon Homes, Inc	10,500
1,465		Wolverine World Wide, Inc	40,346
895	*,e	YETI Holdings, Inc	25,910
423	*	Zagg, Inc	2,944

		TOTAL CONSUMER DURABLES & APPAREL	6,959,909

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.4%
965	*	Adtalem Global Education, Inc	$43,473
239	*	American Public Education, Inc	7,070
4,424		ARAMARK Holdings Corp	159,529
1,019		BBX Capital Corp	5,003
17	*	Biglari Holdings, Inc (B Shares)	1,766
356		BJ’s Restaurants, Inc	15,643
1,539		Bloomin’ Brands, Inc	29,102
141	e	Bluegreen Vacations Corp	1,648
1,270		Boyd Gaming Corp	34,214
1,085	*	Bright Horizons Family Solutions	163,694
763	e	Brinker International, Inc	30,024
9,591	*	Caesars Entertainment Corp	113,366
1,137	*	Career Education Corp	21,683
7,123		Carnival Corp	331,576
234		Carriage Services, Inc	4,448
507	*	Carrols Restaurant Group, Inc	4,578
348	*	Century Casinos, Inc	3,376
702	e	Cheesecake Factory	30,691
1,956	*	Chegg, Inc	75,482
453	*	Chipotle Mexican Grill, Inc (Class A)	331,995
695		Choice Hotels International, Inc	60,472
630		Churchill Downs, Inc	72,494
247	*	Chuy’s Holdings, Inc	5,661
386	e	Cracker Barrel Old Country Store, Inc	65,902
2,146		Darden Restaurants, Inc	261,233
657		Dave & Buster’s Entertainment, Inc	26,589
331	*,e	Del Frisco’s Restaurant Group, Inc	2,635
519	*	Del Taco Restaurants, Inc	6,654
1,168	*	Denny’s Corp	23,979
266		DineEquity, Inc	25,395
748		Domino’s Pizza, Inc	208,153
948	*	Drive Shack, Inc	4,446
1,432		Dunkin Brands Group, Inc	114,073
302	*	El Pollo Loco Holdings, Inc	3,219
1,053	*,e	Eldorado Resorts, Inc	48,512
38	*,e	Empire Resorts, Inc	365
3,065		Extended Stay America, Inc	51,768
402	*	Fiesta Restaurant Group, Inc	5,282
1,596	*	frontdoor, Inc	69,506
149	*	Golden Entertainment, Inc	2,086
73		Graham Holdings Co	50,372
902	*	Grand Canyon Education, Inc	105,552
3,944		H&R Block, Inc	115,559
326	*	Habit Restaurants, Inc	3,420
1,521	*	Hilton Grand Vacations, Inc	48,398
5,020		Hilton Worldwide Holdings, Inc	490,655
1,746	*	Houghton Mifflin Harcourt Co	10,057
738		Hyatt Hotels Corp	56,184
1,684	e	International Game Technology plc	21,841
389		International Speedway Corp (Class A)	17,462
211	*	J Alexander’s Holdings, Inc	2,370
490		Jack in the Box, Inc	39,881
521	*	K12, Inc	15,844
6,157		Las Vegas Sands Corp	363,817
1,806	*	Laureate Education, Inc	28,372
322	*	Lindblad Expeditions Holdings, Inc	5,780
4,916		Marriott International, Inc (Class A)	689,666
777		Marriott Vacations Worldwide Corp	74,903
13,608		McDonald’s Corp	2,825,838
8,887		MGM Resorts International	253,902
173	*	Monarch Casino & Resort, Inc	7,394
49		Nathan’s Famous, Inc	3,828
279	*,e	Noodles & Co	2,198
3,958	*	Norwegian Cruise Line Holdings Ltd	212,268
422	e	Papa John’s International, Inc	18,872
2,326	*	Penn National Gaming, Inc	44,799

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,549	*	Planet Fitness, Inc	$112,210
148	*	PlayAGS, Inc	2,879
320	*	Potbelly Corp	1,629
142		RCI Hospitality Holdings, Inc	2,486
238	*	Red Lion Hotels Corp	1,692
204	*	Red Robin Gourmet Burgers, Inc	6,236
1,049		Red Rock Resorts, Inc	22,532
607	*	Regis Corp	10,076
3,040		Royal Caribbean Cruises Ltd	368,478
473		Ruth’s Chris Steak House, Inc	10,742
843	*	Scientific Games Corp (Class A)	16,708
1,062	*	SeaWorld Entertainment, Inc	32,922
3,136		Service Corp International	146,702
2,355	*	ServiceMaster Global Holdings, Inc	122,672
496	*	Shake Shack, Inc	35,811
1,370		Six Flags Entertainment Corp	68,062
602	*	Sotheby’s (Class A)	34,994
164		Speedway Motorsports, Inc	3,042
21,440		Starbucks Corp	1,797,315
403		Strategic Education, Inc	71,734
1,286		Texas Roadhouse, Inc (Class A)	69,020
368	*	Twin River Worldwide Holdings Inc	10,948
720		Vail Resorts, Inc	160,690
619	*	Weight Watchers International, Inc	11,823
2,954		Wendy’s	57,839
454		Wingstop, Inc	43,016
1,610		Wyndham Destinations, Inc	70,679
1,610		Wyndham Hotels & Resorts, Inc	89,741
1,791		Wynn Resorts Ltd	222,066
6,317		Yum China Holdings, Inc	291,845
5,430		Yum! Brands, Inc	600,938

		TOTAL CONSUMER SERVICES	12,473,544

DIVERSIFIED FINANCIALS - 3.6%
887		Affiliated Managers Group, Inc	81,728
430		AG Mortgage Investment Trust	6,837
9,449		AGNC Investment Corp	158,932
7,199		Ally Financial, Inc	223,097
12,130		American Express Co	1,497,327
2,369		Ameriprise Financial, Inc	343,884
25,755		Annaly Capital Management, Inc	235,143
1,539		Anworth Mortgage Asset Corp	5,833
2,943		Apollo Commercial Real Estate Finance, Inc	54,122
406		Ares Commercial Real Estate Corp	6,033
1,133		Ares Management Corp	29,651
359	e	Arlington Asset Investment Corp (Class A)	2,470
566	*	ARMOUR Residential REIT, Inc	10,550
693		Artisan Partners Asset Management, Inc	19,071
86	e	Associated Capital Group, Inc	3,216
5,203		AXA Equitable Holdings, Inc	108,743
212		B. Riley Financial, Inc	4,422
461		Banco Latinoamericano de Exportaciones S.A. (Class E)	9,603
15,095		Bank of New York Mellon Corp	666,444
4,169		BGC Partners, Inc (Class A)	21,804
2,100		BlackRock, Inc	985,530
2,008		Blackstone Mortgage Trust, Inc	71,445
637	*	Blucora, Inc	19,346
1,084	*	Cannae Holdings, Inc	31,414
8,354		Capital One Financial Corp	758,042
1,473		Capstead Mortgage Corp	12,300
2,009		CBOE Holdings, Inc	208,193
21,416		Charles Schwab Corp	860,709
189		Cherry Hill Mortgage Investment Corp	3,024
3,165		Chimera Investment Corp	59,724
6,267		CME Group, Inc	1,216,487

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

321		Cohen & Steers, Inc	$16,512
1,289		Colony Credit Real Estate, Inc	19,979
387	*	Cowen Group, Inc	6,653
208	*	Credit Acceptance Corp	100,637
153	*	Curo Group Holdings Corp	1,691
49		Diamond Hill Investment Group, Inc	6,944
5,724		Discover Financial Services	444,125
397	*	Donnelley Financial Solutions, Inc	5,296
258		Dynex Capital, Inc	4,321
4,309		E*TRADE Financial Corp	192,181
2,009		Eaton Vance Corp	86,648
241	*	Elevate Credit, Inc	993
375	*	Encore Capital Group, Inc	12,701
522	*	Enova International, Inc	12,032
638		Evercore Partners, Inc (Class A)	56,508
422		Exantas Capital Corp	4,773
796	*	Ezcorp, Inc (Class A)	7,538
688		Factset Research Systems, Inc	197,153
1,485		Federated Investors, Inc (Class B)	48,262
2,135		FGL Holdings	17,934
737		FirstCash, Inc	73,715
730	*	Focus Financial Partners, Inc	19,936
4,985		Franklin Resources, Inc	173,478
546	e	Gain Capital Holdings, Inc	2,255
93		GAMCO Investors, Inc (Class A)	1,783
5,836		Goldman Sachs Group, Inc	1,194,046
662		Granite Point Mortgage Trust, Inc	12,704
251		Great Ajax Corp	3,514
905	*	Green Dot Corp	44,254
424		Greenhill & Co, Inc	5,762
218		Hamilton Lane, Inc	12,439
630		Houlihan Lokey, Inc	28,054
1,406		Interactive Brokers Group, Inc (Class A)	76,205
9,860		IntercontinentalExchange Group, Inc	847,368
241	*	INTL FCStone, Inc	9,541
6,556		Invesco Ltd	134,136
1,752		Invesco Mortgage Capital, Inc	28,242
2,886		Janus Henderson Group plc	72,381
5,119		Jefferies Financial Group, Inc	98,438
168		KKR Real Estate Finance Trust, Inc	3,347
1,097		Ladder Capital Corp	18,221
1,533		Ladenburg Thalmann Financial Services, Inc	5,258
1,898		Lazard Ltd (Class A)	65,272
1,355		Legg Mason, Inc	51,869
5,056	*	LendingClub Corp	16,584
1,625		LPL Financial Holdings, Inc	132,551
642		MarketAxess Holdings, Inc	206,352
144		Marlin Business Services Corp	3,590
9,365		MFA Mortgage Investments, Inc	67,241
609		Moelis & Co	21,285
2,912		Moody’s Corp	568,743
21,688		Morgan Stanley	950,151
355		Morningstar, Inc	51,347
1,489		MSCI, Inc (Class A)	355,558
2,154		NASDAQ OMX Group, Inc	207,150
4,428		Navient Corp	60,442
312		Nelnet, Inc (Class A)	18,477
7,422		New Residential Investment Corp	114,225
1,709		New York Mortgage Trust, Inc	10,596
483	*	NewStar Financial, Inc	125
3,538		Northern Trust Corp	318,420
375		Och-Ziff Capital Management Group LLC	8,610
866		OM Asset Management plc	9,881
750	*	On Deck Capital, Inc	3,113
1,264		OneMain Holdings, Inc	42,736
147		Oppenheimer Holdings, Inc	4,001

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

511		Orchid Island Capital, Inc	$3,250
1,030		PennyMac Mortgage Investment Trust	22,485
324		Pico Holdings, Inc	3,765
229		Piper Jaffray Cos	17,008
271		PJT Partners, Inc	10,981
719	*	PRA Group, Inc	20,233
257		Pzena Investment Management, Inc (Class A)	2,208
2,252		Raymond James Financial, Inc	190,407
259		Ready Capital Corp	3,859
1,174		Redwood Trust, Inc	19,406
143	*	Regional Management Corp	3,771
4,361		S&P Global, Inc	993,392
296	*	Safeguard Scientifics, Inc	3,573
1,924		Santander Consumer USA Holdings, Inc	46,099
2,255		SEI Investments Co	126,506
111		Silvercrest Asset Management Group, Inc	1,557
8,180		SLM Corp	79,510
5,018		Starwood Property Trust, Inc	114,009
6,626		State Street Corp	371,454
1,286		Stifel Financial Corp	75,951
12,194		Synchrony Financial	422,766
4,181		T Rowe Price Group, Inc	458,698
4,825		TD Ameritrade Holding Corp	240,864
867		TPG RE Finance Trust, Inc	16,724
4,626		Two Harbors Investment Corp	58,611
1,248		Virtu Financial, Inc	27,181
103		Virtus Investment Partners, Inc	11,062
2,789		Voya Financial, Inc	154,232
1,255		Waddell & Reed Financial, Inc (Class A)	20,921
614		Western Asset Mortgage Capital Corp	6,128
125		Westwood Holdings Group, Inc	4,400
1,867		WisdomTree Investments, Inc	11,519
90	*	World Acceptance Corp	14,770

		TOTAL DIVERSIFIED FINANCIALS	18,668,701

ENERGY - 4.7%
12,782	*	Abraxas Petroleum Corp	13,165
8,990		Anadarko Petroleum Corp	634,334
3,992		Antero Midstream Corp	45,748
4,322	*	Antero Resources Corp	23,901
6,619		Apache Corp	191,752
1,605	*	Apergy Corp	53,832
338		Arch Coal, Inc	31,843
2,039		Archrock, Inc	21,613
454	*	Ardmore Shipping Corp	3,700
9,080		Baker Hughes a GE Co	223,640
196		Berry Petroleum Co LLC	2,078
314	*	Bonanza Creek Energy, Inc	6,556
1,022	*	C&J Energy Services, Inc	12,039
7,897		Cabot Oil & Gas Corp	181,315
845	*	Cactus, Inc	27,986
747	*,e	California Resources Corp	14,701
4,694	*	Callon Petroleum Co	30,933
2,694	*	Carrizo Oil & Gas, Inc	26,994
2,955	*	Centennial Resource Development, Inc	22,428
4,052	*	Cheniere Energy, Inc	277,359
16,748	*,e	Chesapeake Energy Corp	32,659
33,826		Chevron Corp	4,209,307
1,704		Cimarex Energy Co	101,098
1,943	*	Clean Energy Fuels Corp	5,188
3,564	*	CNX Resources Corp	26,053
3,522		Concho Resources, Inc	363,400
20,057		ConocoPhillips	1,223,477
445	*	CONSOL Energy, Inc	11,841
1,365	*	Continental Resources, Inc	57,453

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

333	*	Contura Energy Inc	$17,283
485	*,e	Covia Holdings Corp	951
583		CVR Energy, Inc	29,144
1,312		Delek US Holdings, Inc	53,162
9,900	*,e	Denbury Resources, Inc	12,276
7,329		Devon Energy Corp	209,023
1,283		DHT Holdings, Inc	7,583
994	*,e	Diamond Offshore Drilling, Inc	8,817
2,909		Diamondback Energy, Inc	316,994
333		DMC Global, Inc	21,096
424	*	Dorian LPG Ltd	3,825
582	*	Dril-Quip, Inc	27,936
153	*	Earthstone Energy, Inc	936
1,385	*	Energy Fuels, Inc	4,335
10,147		EOG Resources, Inc	945,295
4,284		EQT Corp	67,730
4,125		Equitrans Midstream Corp	81,304
272	*	Era Group, Inc	2,269
468		Evolution Petroleum Corp	3,346
499	*	Exterran Corp	7,096
1,888	*,e	Extraction Oil & Gas, Inc	8,175
75,068	d	Exxon Mobil Corp	5,752,461
3,834	*	Forum Energy Technologies, Inc	13,112
790	*	Frank’s International NV	4,313
348	*	FTS International, Inc	1,942
635		GasLog Ltd	9,144
1,502		Golar LNG Ltd	27,757
1,162	*	Goodrich Petroleum Corp	15,094
569		Green Plains Renewable Energy, Inc	6,134
2,531	*	Gulfport Energy Corp	12,427
223		Hallador Energy Co	1,256
15,738		Halliburton Co	357,882
2,257	*	Helix Energy Solutions Group, Inc	19,478
2,085		Helmerich & Payne, Inc	105,543
4,756		Hess Corp	302,339
7,030	*	HighPoint Resources Corp	12,795
2,656		HollyFrontier Corp	122,920
4,277	*	Independence Contract Drilling, Inc	6,758
461	*	International Seaways, Inc	8,759
13	*	Isramco, Inc	1,541
1,246	*	Jagged Peak Energy, Inc	10,304
488	*	Keane Group, Inc	3,279
34,642		Kinder Morgan, Inc	723,325
312	*	KLX Energy Services Holdings, Inc	6,374
4,331		Kosmos Energy Ltd	27,155
7,282	*	Laredo Petroleum Holdings, Inc	21,118
1,013	e	Liberty Oilfield Services, Inc	16,390
1,787	*	Magnolia Oil & Gas Corp	20,693
67		Mammoth Energy Services, Inc	461
14,625		Marathon Oil Corp	207,821
11,742		Marathon Petroleum Corp	656,143
1,401	*	Matador Resources Co	27,852
383	*	Matrix Service Co	7,760
3,470	*	McDermott International, Inc	33,520
169	*	Midstates Petroleum Co, Inc	995
672	*	Montage Resources Corp	4,099
3,127		Murphy Oil Corp	77,081
4,845		Nabors Industries Ltd	14,051
918	*	National Energy Services Reunited Corp	7,987
6,228		National Oilwell Varco, Inc	138,448
180	*	Natural Gas Services Group, Inc	2,970
164	*	NCS Multistage Holdings, Inc	582
1,448	*	Newpark Resources, Inc	10,744
132	*	Nine Energy Service, Inc	2,288
4,315	*	Noble Corp plc	8,069
8,473		Noble Energy, Inc	189,795

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,765	e	Nordic American Tanker Shipping	$13,490
6,914	*	Northern Oil And Gas, Inc	13,344
4,419	*	Oasis Petroleum, Inc	25,100
13,251		Occidental Petroleum Corp	666,260
1,532	*	Oceaneering International, Inc	31,238
784	*	Oil States International, Inc	14,347
7,278		ONEOK, Inc	500,799
546	*	Overseas Shipholding Group, Inc	1,027
615	*	Pacific Drilling SA	7,749
355		Panhandle Oil and Gas, Inc (Class A)	4,629
482	*	Par Pacific Holdings, Inc	9,891
4,180	*	Parsley Energy, Inc	79,462
3,250		Patterson-UTI Energy, Inc	37,408
2,058		PBF Energy, Inc	64,415
1,032	*	PDC Energy, Inc	37,214
1,293		Peabody Energy Corp	31,161
217	*	Penn Virginia Corp	6,658
8,042		Phillips 66	752,249
3,041		Pioneer Natural Resources Co	467,888
1,178	*	ProPetro Holding Corp	24,385
3,764	*	Questar Market Resources, Inc	27,214
3,580	e	Range Resources Corp	24,988
641	*	Renewable Energy Group, Inc	10,166
92	*	Rex American Resources Corp	6,707
1,104	*	RigNet, Inc	11,128
994	*	Ring Energy, Inc	3,231
3,664	*,e	Rosehill Resources, Inc	13,557
901	e	RPC, Inc	6,496
537	*	SandRidge Energy, Inc	3,716
24,552		Schlumberger Ltd	975,696
1,212		Scorpio Tankers, Inc	35,778
308	*	SEACOR Holdings, Inc	14,633
303	*	SEACOR Marine Holdings, Inc	4,533
988	*	Select Energy Services, Inc	11,471
1,275		SemGroup Corp	15,300
946	e	Ship Finance International Ltd	11,834
148	*	SilverBow Resources, Inc	2,050
1,739		SM Energy Co	21,772
338	*,e	Smart Sand, Inc	825
678		Solaris Oilfield Infrastructure, Inc	10,156
10,291	*	Southwestern Energy Co	32,520
4,016	*	SRC Energy, Inc	19,919
8,575	*	Superior Energy Services	11,148
300	*	Talos Energy, Inc	7,215
4,054		Targa Resources Investments, Inc	159,160
818	e	Teekay Corp	2,814
1,777		Teekay Tankers Ltd (Class A)	2,275
2,673	*,e	Tellurian, Inc	20,983
1,816	*	Tetra Technologies, Inc	2,960
384	*	Tidewater, Inc	9,016
9,049	*,e	Transocean Ltd	58,004
799	*	Unit Corp	7,103
2,051	*,e	Uranium Energy Corp	2,810
1,275	e	US Silica Holdings, Inc	16,307
7,415		Valero Energy Corp	634,798
1,529	*	W&T Offshore, Inc	7,584
1,434	*,e	Whiting Petroleum Corp	26,787
21,144		Williams Cos, Inc	592,878
1,068		World Fuel Services Corp	38,405
7,431	*	WPX Energy, Inc	85,531

		TOTAL ENERGY	24,444,110

FOOD & STAPLES RETAILING - 1.3%
418		Andersons, Inc	11,386
618		Casey’s General Stores, Inc	96,402

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

300	*	Chefs’ Warehouse Holdings, Inc	$10,521
7,756		Costco Wholesale Corp	2,049,601
213		Ingles Markets, Inc (Class A)	6,631
14,229		Kroger Co	308,912
1,271	*	Natural Grocers by Vitamin C	12,773
1,926	*	Performance Food Group Co	77,098
385		Pricesmart, Inc	19,681
862	*,e	Rite Aid Corp	6,905
584		Spartan Stores, Inc	6,815
2,100	*	Sprouts Farmers Market, Inc	39,669
8,448		Sysco Corp	597,442
784	*	United Natural Foods, Inc	7,032
3,868	*	US Foods Holding Corp	138,320
127		Village Super Market (Class A)	3,367
13,681		Walgreens Boots Alliance, Inc	747,940
24,923		Walmart, Inc	2,753,742
148		Weis Markets, Inc	5,389

		TOTAL FOOD & STAPLES RETAILING	6,899,626

FOOD, BEVERAGE & TOBACCO - 3.5%
1,894	*,e	22nd Century Group, Inc	3,958
99		Alico, Inc	3,004
33,174		Altria Group, Inc	1,570,789
10,119		Archer Daniels Midland Co	412,855
1,522	e	B&G Foods, Inc (Class A)	31,658
172	*	Beyond Meat, Inc	27,637
137	*	Boston Beer Co, Inc (Class A)	51,753
896		Brown-Forman Corp (Class A)	49,280
3,039		Brown-Forman Corp (Class B)	168,452
2,572		Bunge Ltd	143,286
247		Calavo Growers, Inc	23,895
486		Cal-Maine Foods, Inc	20,276
3,182	e	Campbell Soup Co	127,503
72		Coca-Cola Bottling Co Consolidated	21,546
67,865		Coca-Cola Co	3,455,686
8,365		ConAgra Brands, Inc	221,840
2,807		Constellation Brands, Inc (Class A)	552,811
190	*	Craft Brewers Alliance, Inc	2,658
3,311	*	Darling International, Inc	65,856
1,357	e	Dean Foods Co	1,254
200	*	Farmer Bros Co	3,274
3,751		Flowers Foods, Inc	87,286
499		Fresh Del Monte Produce, Inc	13,448
388	*	Freshpet, Inc	17,658
10,619		General Mills, Inc	557,710
1,593	*	Hain Celestial Group, Inc	34,887
2,484		Hershey Co	332,930
4,973		Hormel Foods Corp	201,605
1,568	*	Hostess Brands, Inc	22,642
1,227		Ingredion, Inc	101,215
277		J&J Snack Foods Corp	44,583
1,901		J.M. Smucker Co	218,976
131		John B. Sanfilippo & Son, Inc	10,439
4,200		Kellogg Co	224,994
3,493		Keurig Dr Pepper, Inc	100,948
11,058		Kraft Heinz Co	343,240
2,706		Lamb Weston Holdings, Inc	171,452
364		Lancaster Colony Corp	54,090
422	*	Landec Corp	3,954
187		Limoneira Co	3,729
2,188		McCormick & Co, Inc	339,162
203	e	MGP Ingredients, Inc	13,461
3,002		Molson Coors Brewing Co (Class B)	168,112
25,402		Mondelez International, Inc	1,369,168
6,977	*	Monster Beverage Corp	445,342

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

183		National Beverage Corp	$8,167
1,827	*	New Age Beverages Corp	8,514
24,839		PepsiCo, Inc	3,257,138
27,480		Philip Morris International, Inc	2,158,005
908	*	Pilgrim’s Pride Corp	23,054
1,066	*	Post Holdings, Inc	110,832
404	*	Primo Water Corp	4,969
601	*,e	Pyxus International, Inc	9,135
317		Sanderson Farms, Inc	43,289
4		Seaboard Corp	16,547
134	*	Seneca Foods Corp	3,729
937	*	Simply Good Foods Co	22,563
390	e	Tootsie Roll Industries, Inc	14,403
1,099	*	TreeHouse Foods, Inc	59,456
78		Turning Point Brands, Inc	3,820
5,131		Tyson Foods, Inc (Class A)	414,277
619		Universal Corp	37,617
1,607		Vector Group Ltd	15,668

		TOTAL FOOD, BEVERAGE & TOBACCO	18,051,485

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
30,537		Abbott Laboratories	2,568,162
785	*	Abiomed, Inc	204,485
1,914	*,e	Acadia Healthcare Co, Inc	66,894
1,245	*	Accuray, Inc	4,818
119	*	Addus HomeCare Corp	8,919
1,384	*	Align Technology, Inc	378,801
2,817	*	Allscripts Healthcare Solutions, Inc	32,762
1,966	*	Alphatec Holdings Inc	8,926
460	*	Amedisys, Inc	55,849
137	*	American Renal Associates Holdings, Inc	1,019
2,579		AmerisourceBergen Corp	219,886
1,023	*	AMN Healthcare Services, Inc	55,498
563	*	Angiodynamics, Inc	11,085
2,249	*	Antares Pharma, Inc	7,399
4,562		Anthem, Inc	1,287,442
398	*,e	Apollo Medical Holdings, Inc	6,651
1,361	*	Apyx Medical Corp	9,146
480	*	AtriCure, Inc	14,323
27		Atrion Corp	23,024
725	*	Avanos Medical, Inc	31,617
560	*	AxoGen, Inc	11,088
439	*	Axonics Modulation Technologies, Inc	17,986
8,549		Baxter International, Inc	700,163
4,747		Becton Dickinson & Co	1,196,291
1,877	*	BioScrip, Inc	4,880
679	*	BioTelemetry, Inc	32,694
24,634	*	Boston Scientific Corp	1,058,769
2,873	*	Brookdale Senior Living, Inc	20,714
590		Cantel Medical Corp	47,578
5,081		Cardinal Health, Inc	239,315
501	*	Cardiovascular Systems, Inc	21,508
977	*	Castlight Health, Inc	3,156
7,060	*	Centene Corp	370,226
5,729	*	Cerner Corp	419,936
1,570	*	Cerus Corp	8,823
292		Chemed Corp	105,365
6,544		Cigna Corp	1,031,007
168		Computer Programs & Systems, Inc	4,669
2,084	*	ConforMIS, Inc	9,086
422		Conmed Corp	36,111
861		Cooper Cos, Inc	290,062
2,615	*	Corindus Vascular Robotics, Inc	7,793
163	*	Corvel Corp	14,183
1,718	*	Covetrus, Inc	42,022

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

544	*	Cross Country Healthcare, Inc	$5,103
480	*	CryoLife, Inc	14,366
407	*,e	CryoPort, Inc	7,456
202	*	Cutera, Inc	4,198
23,019		CVS Health Corp	1,254,305
466	*,e	CytoSorbents Corp	3,080
11,286		Danaher Corp	1,612,995
2,220	*	DaVita, Inc	124,897
3,982		Dentsply Sirona, Inc	232,389
1,603	*	DexCom, Inc	240,193
1,292	*	Diplomat Pharmacy, Inc	7,868
3,744	*	Edwards Lifesciences Corp	691,667
4,625	*	ElectroCore LLC	9,250
1,608		Encompass Health Corp	101,883
1,049		Ensign Group, Inc	59,709
623	*	Enzo Biochem, Inc	2,099
1,209	*	Evolent Health, Inc	9,612
995	*	Genesis Health Care, Inc	1,234
665	*	GenMark Diagnostics, Inc	4,316
627	*	Glaukos Corp	47,276
1,419	*	Globus Medical, Inc	60,024
607	*	Guardant Health, Inc	52,402
886	*	Haemonetics Corp	106,621
636	*	Hanger Orthopedic Group, Inc	12,179
4,778		HCA Holdings, Inc	645,842
1,079	*	HealthEquity, Inc	70,567
399		HealthStream, Inc	10,318
2,677	*	Henry Schein, Inc	187,122
99	*	Heska Corp	8,432
1,196		Hill-Rom Holdings, Inc	125,126
1,310	*	HMS Holdings Corp	42,431
4,675	*	Hologic, Inc	224,493
2,402		Humana, Inc	637,251
298	*	ICU Medical, Inc	75,069
1,514	*	IDEXX Laboratories, Inc	416,850
263	*	Inogen, Inc	17,558
978	*,e	Inovalon Holdings, Inc	14,191
401	*	Inspire Medical Systems, Inc	24,321
1,070	*	Insulet Corp	127,737
572	*	Integer Holding Corp	48,002
1,162	*	Integra LifeSciences Holdings Corp	64,898
100	*	IntriCon Corp	2,336
2,028	*	Intuitive Surgical, Inc	1,063,787
2,116		Invacare Corp	10,982
383	*	iRhythm Technologies, Inc	30,288
1,743	*	Laboratory Corp of America Holdings	301,365
754	*	Lantheus Holdings, Inc	21,338
236		LeMaitre Vascular, Inc	6,603
490	*	LHC Group, Inc	58,594
970	*	LivaNova plc	69,801
426	*	Magellan Health Services, Inc	31,622
849	*	Masimo Corp	126,348
3,381		McKesson Corp	454,373
1,067	*	Medidata Solutions, Inc	96,574
1,988	*	MEDNAX, Inc	50,157
23,797		Medtronic plc	2,317,590
646		Meridian Bioscience, Inc	7,674
985	*	Merit Medical Systems, Inc	58,667
49		Mesa Laboratories, Inc	11,973
1,120	*	Molina Healthcare, Inc	160,317
173		National Healthcare Corp	14,039
208		National Research Corp	11,979
500	*	Natus Medical, Inc	12,845
780	*	Neogen Corp	48,446
771	*	Neuronetics, Inc	9,645
613	*	Nevro Corp	39,741

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

818	*	NextGen Healthcare, Inc	$16,278
1,434	*	Novocure Ltd	90,672
1,047	*	NuVasive, Inc	61,291
758	*	Omnicell, Inc	65,211
545	*	OptimizeRx Corp	8,829
873	*	OraSure Technologies, Inc	8,101
267	*	Orthofix International NV	14,119
112	*	OrthoPediatrics Corp	4,368
4,900		Owens & Minor, Inc	15,680
1,530		Patterson Cos, Inc	35,037
597	*,e	Penumbra, Inc	95,520
113	*	PetIQ, Inc	3,724
1,204	*	Premier, Inc	47,088
199	*	Providence Service Corp	11,411
200	*,e	Pulse Biosciences, Inc	2,640
2,406		Quest Diagnostics, Inc	244,955
665	*	Quidel Corp	39,448
1,555	*	R1 RCM, Inc	19,562
576	*	RadNet, Inc	7,943
2,488		Resmed, Inc	303,611
726	*	Rockwell Medical, Inc	2,185
837	*	RTI Biologics, Inc	3,557
250	*	SeaSpine Holdings Corp	3,312
1,678	*	Select Medical Holdings Corp	26,630
1,097	*,e	Senseonics Holdings, Inc	2,238
147	*	Shockwave Medical Inc	8,392
141	*	SI-BONE, Inc	2,868
1,519	*,e	Sientra, Inc	9,357
166		Simulations Plus, Inc	4,741
646	*	Staar Surgical Co	18,979
1,527		STERIS plc	227,340
6,034		Stryker Corp	1,240,470
328	*	Surgery Partners, Inc	2,670
300	*	SurModics, Inc	12,951
280	*,e	Tabula Rasa HealthCare, Inc	13,980
280	*	Tactile Systems Technology, Inc	15,938
1,107	*	Tandem Diabetes Care, Inc	71,424
1,254	*,e	Teladoc, Inc	83,278
818		Teleflex, Inc	270,881
1,657	*	Tenet Healthcare Corp	34,234
668	*	Tivity Health, Inc	10,982
9,142	*,e	TransEnterix, Inc	12,433
360	*	Triple-S Management Corp (Class B)	8,586
16,761		UnitedHealth Group, Inc	4,089,852
1,522		Universal Health Services, Inc (Class B)	198,454
187		US Physical Therapy, Inc	22,921
49		Utah Medical Products, Inc	4,689
587	*	Varex Imaging Corp	17,992
1,596	*	Varian Medical Systems, Inc	217,263
2,184	*	Veeva Systems, Inc	354,048
2,186	*,e	ViewRay, Inc	19,259
433	*	Vocera Communications, Inc	13,821
884	*	WellCare Health Plans, Inc	252,002
1,346		West Pharmaceutical Services, Inc	168,452
2,118	*	Wright Medical Group NV	63,159
3,575		Zimmer Biomet Holdings, Inc	420,920
762		Zynex Inc	6,850

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	32,145,141

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
160	*	Central Garden & Pet Co	4,312
580	*	Central Garden and Pet Co (Class A)	14,291
4,312		Church & Dwight Co, Inc	315,035
2,289		Clorox Co	350,469
14,903		Colgate-Palmolive Co	1,068,098

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,109		Coty, Inc	$68,461
893	*	Edgewell Personal Care Co	24,066
326	*	elf Beauty, Inc	4,597
957		Energizer Holdings, Inc	36,978
3,831		Estee Lauder Cos (Class A)	701,494
1,810	*	Herbalife Ltd	77,396
253		Inter Parfums, Inc	16,822
6,069		Kimberly-Clark Corp	808,876
160		Medifast, Inc	20,528
140	*	Nature’s Sunshine Products, Inc	1,301
992		Nu Skin Enterprises, Inc (Class A)	48,925
80		Oil-Dri Corp of America	2,723
43,833		Procter & Gamble Co	4,806,288
185	*,e	Revlon, Inc (Class A)	3,576
680		Spectrum Brands Holdings, Inc	36,564
180	*	USANA Health Sciences, Inc	14,297
266		WD-40 Co	42,305

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	8,467,402

INSURANCE - 4.1%
13,074		Aflac, Inc	716,586
257		Alleghany Corp	175,045
5,930		Allstate Corp	603,022
699	*	AMBAC Financial Group, Inc	11,778
1,557		American Equity Investment Life Holding Co	42,288
1,392		American Financial Group, Inc	142,638
15,426		American International Group, Inc	821,897
234		American National Insurance Co	27,254
299		Amerisafe, Inc	19,067
4,257		Aon plc	821,516
6,987	*	Arch Capital Group Ltd	259,078
509		Argo Group International Holdings Ltd	37,691
3,256		Arthur J. Gallagher & Co	285,193
1,164		Assurant, Inc	123,826
1,876		Assured Guaranty Ltd	78,942
2,832	*	Athene Holding Ltd	121,946
1,578		Axis Capital Holdings Ltd	94,128
34,690	*	Berkshire Hathaway, Inc (Class B)	7,394,867
2,357	*	Brighthouse Financial, Inc	86,478
4,413		Brown & Brown, Inc	147,835
8,072		Chubb Ltd	1,188,925
2,719		Cincinnati Financial Corp	281,879
712	*,e	Citizens, Inc (Class A)	5,198
426		CNA Financial Corp	20,052
2,753		Conseco, Inc	45,920
143		Donegal Group, Inc (Class A)	2,184
494	*	eHealth, Inc	42,533
124		EMC Insurance Group, Inc	4,468
488		Employers Holdings, Inc	20,628
247	*	Enstar Group Ltd	43,047
436		Erie Indemnity Co (Class A)	110,866
706		Everest Re Group Ltd	174,509
150		FBL Financial Group, Inc (Class A)	9,570
201		FedNat Holding Co	2,868
1,977		First American Financial Corp	106,165
4,735		FNF Group	190,821
7,696	*	Genworth Financial, Inc (Class A)	28,552
104		Global Indemnity Ltd	3,220
161	e	Goosehead Insurance, Inc	7,696
463	*	Greenlight Capital Re Ltd (Class A)	3,931
198	*	Hallmark Financial Services	2,818
792		Hanover Insurance Group, Inc	101,614
6,514		Hartford Financial Services Group, Inc	362,960
121		HCI Group, Inc	4,897
161	*	Health Insurance Innovations, Inc	4,173

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

362		Heritage Insurance Holdings, Inc	$5,578
637		Horace Mann Educators Corp	25,665
90		Independence Holding Co	3,485
23		Investors Title Co	3,841
648		James River Group Holdings Ltd	30,391
1,008		Kemper Corp	86,980
347		Kinsale Capital Group, Inc	31,744
3,740		Lincoln National Corp	241,043
4,645		Loews Corp	253,942
240	*	Markel Corp	261,504
9,069		Marsh & McLennan Cos, Inc	904,633
2,003	*	MBIA, Inc	18,648
429		Mercury General Corp	26,813
14,407		Metlife, Inc	715,596
1,362		National General Holdings Corp	31,244
35		National Western Life Group, Inc	8,995
158	*	NI Holdings, Inc	2,782
5,185		Old Republic International Corp	116,040
727		Primerica, Inc	87,204
4,749		Principal Financial Group	275,062
820		ProAssurance Corp	29,610
10,208		Progressive Corp	815,925
144		Protective Insurance Corp	2,501
7,320		Prudential Financial, Inc	739,320
1,153		Reinsurance Group of America, Inc (Class A)	179,903
771		RenaissanceRe Holdings Ltd	137,246
600		RLI Corp	51,426
227		Safety Insurance Group, Inc	21,595
1,030		Selective Insurance Group, Inc	77,137
243		State Auto Financial Corp	8,505
351		Stewart Information Services Corp	14,212
1,153	*	Third Point Reinsurance Ltd	11,899
433		Tiptree Financial, Inc	2,728
1,976		Torchmark Corp	176,773
4,691		Travelers Cos, Inc	701,398
342	*,e	Trupanion, Inc	12,356
338		United Fire & Casualty Co	16,379
255		United Insurance Holdings Corp	3,636
503		Universal Insurance Holdings, Inc	14,034
3,600		UnumProvident Corp	120,780
2,544		W.R. Berkley Corp	167,726
56		White Mountains Insurance Group Ltd	57,202
2,299		Willis Towers Watson plc	440,350

		TOTAL INSURANCE	21,714,400

MATERIALS - 3.0%
324		Advanced Emissions Solutions, Inc	4,095
461	*	AdvanSix, Inc	11,262
3,924		Air Products & Chemicals, Inc	888,276
6,324	*,e	AK Steel Holding Corp	14,988
1,889		Albemarle Corp	133,004
3,306	*	Alcoa Corp	77,393
2,222	*	Allegheny Technologies, Inc	55,994
429		American Vanguard Corp	6,611
2,424	*,e	Amyris, Inc	8,629
1,121		Aptargroup, Inc	139,385
271		Ardagh Group S.A.	4,742
1,151		Ashland Global Holdings, Inc	92,045
1,514		Avery Dennison Corp	175,140
3,458	*	Axalta Coating Systems Ltd	102,945
485		Balchem Corp	48,485
5,898		Ball Corp	412,801
2,289	*	Berry Plastics Group, Inc	120,379
597		Boise Cascade Co	16,782
953		Cabot Corp	45,468

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

723		Carpenter Technology Corp	$34,690
2,318		Celanese Corp (Series A)	249,880
831	*	Century Aluminum Co	5,742
3,995		CF Industries Holdings, Inc	186,606
111		Chase Corp	11,948
2,911		Chemours Co	69,864
261	*	Clearwater Paper Corp	4,826
4,904	e	Cleveland-Cliffs, Inc	52,326
6,019	*	Coeur Mining, Inc	26,122
1,801		Commercial Metals Co	32,148
532		Compass Minerals International, Inc	29,233
13,205	*	Corteva, Inc	390,472
2,327	*	Crown Holdings, Inc	142,180
976		Domtar Corp	43,461
13,462		Dow, Inc	663,811
13,412		DuPont de Nemours, Inc	1,006,839
926		Eagle Materials, Inc	85,840
2,397		Eastman Chemical Co	186,559
4,468		Ecolab, Inc	882,162
3,394	*	Element Solutions, Inc	35,094
1,255	*	Ferro Corp	19,829
1,000	*	Ferroglobe plc	0
835	*,e	Flotek Industries, Inc	2,764
2,478		FMC Corp	205,550
325	*,e	Forterra, Inc	1,615
25,598		Freeport-McMoRan Copper & Gold, Inc (Class B)	297,193
400	*	FutureFuel Corp	4,676
1,119	*	GCP Applied Technologies, Inc	25,334
816	*	Gold Resource Corp	2,758
4,828		Graphic Packaging Holding Co	67,495
395		Greif, Inc (Class A)	12,857
87		Greif, Inc (Class B)	3,798
784		H.B. Fuller Co	36,378
142		Hawkins, Inc	6,164
193		Haynes International, Inc	6,139
7,106		Hecla Mining Co	12,791
3,508		Huntsman Corp	71,704
823	*	Ingevity Corp	86,555
294		Innophos Holdings, Inc	8,558
373		Innospec, Inc	34,033
1,890		International Flavors & Fragrances, Inc	274,220
7,037		International Paper Co	304,843
1,493	*	Intrepid Potash, Inc	5,016
261		Kaiser Aluminum Corp	25,476
315	*	Koppers Holdings, Inc	9,248
468	*	Kraton Polymers LLC	14,541
357		Kronos Worldwide, Inc	5,469
9,622		Linde plc	1,932,098
2,532	*	Livent Corp	17,521
2,555		Louisiana-Pacific Corp	66,992
406	*	LSB Industries, Inc	1,583
5,203		LyondellBasell Industries AF S.C.A	448,134
8,475	*	Marrone Bio Innovations, Inc	12,712
1,050		Martin Marietta Materials, Inc	241,615
300		Materion Corp	20,343
741		Minerals Technologies, Inc	39,651
6,456		Mosaic Co	161,594
371		Myers Industries, Inc	7,149
257		Neenah Paper, Inc	17,360
121		NewMarket Corp	48,514
14,280		Newmont Mining Corp	549,352
4,092	*	Novagold Resources Inc	31,549
5,438		Nucor Corp	299,634
3,054		Olin Corp	66,913
163		Olympic Steel, Inc	2,225
694	*	Omnova Solutions, Inc	4,324

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,050	*	Orion Engineered Carbons SA	$22,481
2,868		Owens-Illinois, Inc	49,530
1,586		Packaging Corp of America	151,178
658		PH Glatfelter Co	11,107
1,269		PolyOne Corp	39,834
4,238		PPG Industries, Inc	494,617
462	*	PQ Group Holdings, Inc	7,323
201		Quaker Chemical Corp	40,779
1,995	*	Ramaco Resources, Inc	10,613
877		Rayonier Advanced Materials, Inc	5,692
1,275		Reliance Steel & Aluminum Co	120,641
1,100		Royal Gold, Inc	112,739
2,208		RPM International, Inc	134,931
272	*	Ryerson Holding Corp	2,266
421		Schnitzer Steel Industries, Inc (Class A)	11,018
438		Schweitzer-Mauduit International, Inc	14,533
716		Scotts Miracle-Gro Co (Class A)	70,526
2,697		Sealed Air Corp	115,378
907		Sensient Technologies Corp	66,646
1,484		Sherwin-Williams Co	680,102
1,660		Silgan Holdings, Inc	50,796
1,952		Sonoco Products Co	127,544
1,781		Southern Copper Corp	69,192
3,643		Steel Dynamics, Inc	110,019
302		Stepan Co	27,757
1,996	*	Summit Materials, Inc	38,423
1,010	*	SunCoke Energy, Inc	8,969
146		Synalloy Corp	2,281
717	*	TimkenSteel Corp	5,829
322	*	Trecora Resources	3,082
394		Tredegar Corp	6,548
733		Trinseo S.A.	31,035
1,458		Tronox Holdings plc	18,633
97	*	UFP Technologies, Inc	4,036
30		United States Lime & Minerals, Inc	2,400
3,129	e	United States Steel Corp	47,905
238	*	US Concrete, Inc	11,826
592		Valhi, Inc	1,758
3,141		Valvoline, Inc	61,344
1,196	*	Verso Corp	22,784
2,303		Vulcan Materials Co	316,225
1,163		Warrior Met Coal, Inc	30,378
559		Westlake Chemical Corp	38,828
4,211		WestRock Co	153,575
702	*	Worthington Industries, Inc	28,263
1,011		WR Grace and Co	76,947

		TOTAL MATERIALS	15,470,805

MEDIA & ENTERTAINMENT - 7.3%
13,313		Activision Blizzard, Inc	628,374
5,304	*	Alphabet, Inc (Class A)	5,743,171
5,390	*	Alphabet, Inc (Class C)	5,826,105
5,822	*	Altice USA, Inc	141,766
855	e	AMC Entertainment Holdings, Inc	7,977
741	*	AMC Networks, Inc	40,377
698	*,e	Boston Omaha Corp	16,159
72		Cable One, Inc	84,311
339	*	Cardlytics, Inc	8,807
253	*	Care.com, Inc	2,778
1,307	*	Cargurus, Inc	47,196
1,131	*	Cars.com, Inc	22,303
5,858		CBS Corp (Class B)	292,314
1,847	*	Central European Media Enterprises Ltd (Class A)	8,053
2,830	*	Charter Communications, Inc	1,118,359
2,021		Cinemark Holdings, Inc	72,958

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

566	*	Clear Channel	$2,672
79,662		Comcast Corp (Class A)	3,368,110
17	*,e	Daily Journal Corp	4,046
2,011	*	DHI Group, Inc	7,179
2,851	*,e	Discovery, Inc (Class A)	87,526
6,054	*	Discovery, Inc (Class C)	172,236
3,978	*	DISH Network Corp (Class A)	152,795
5,229	*	Electronic Arts, Inc	529,489
235		Emerald Expositions Events, Inc	2,620
2,184		Entercom Communications Corp (Class A)	12,667
1,005		Entravision Communications Corp (Class A)	3,136
454	*,e	Eros International plc	613
641	*	Eventbrite Inc	10,384
916		EW Scripps Co (Class A)	14,006
42,380	*	Facebook, Inc	8,179,340
1,809	*	Fluent, Inc	9,732
6,424		Fox Corp (Class A)	235,375
2,830		Fox Corp (Class B)	103,380
1,767		Gannett Co, Inc	14,419
1,815	*	GCI Liberty, Inc	111,550
1,606	*	Glu Mobile, Inc	11,531
1,876	*	Gray Television, Inc	30,748
248	*	Hemisphere Media Group, Inc	3,204
2,455	*	IAA, Inc	95,205
1,288	*	IAC/InterActiveCorp	280,179
902	*	Imax Corp	18,220
7,004		Interpublic Group of Cos, Inc	158,220
693		John Wiley & Sons, Inc (Class A)	31,781
170	*	Liberty Braves Group (Class A)	4,726
525	*	Liberty Braves Group (Class C)	14,684
542	*	Liberty Broadband Corp (Class A)	55,739
1,881	*	Liberty Broadband Corp (Class C)	196,038
681	*	Liberty Latin America Ltd (Class A)	11,734
1,811	*	Liberty Latin America Ltd (Class C)	31,131
398	*	Liberty Media Group (Class A)	14,272
3,180	*	Liberty Media Group (Class C)	118,964
1,395	*	Liberty SiriusXM Group (Class A)	52,745
2,800	*	Liberty SiriusXM Group (Class C)	106,344
1,108	*	Liberty TripAdvisor Holdings, Inc	13,739
786	e	Lions Gate Entertainment Corp (Class A)	9,628
1,548		Lions Gate Entertainment Corp (Class B)	17,972
2,286	*	Live Nation, Inc	151,447
439	*,e	LiveXLive Media, Inc	1,822
200	*	Loral Space & Communications, Inc	6,902
336	*	Madison Square Garden Co	94,060
294		Marcus Corp	9,690
1,051	e	Match Group, Inc	70,701
1,000	*	MDC Partners, Inc	2,520
1,034	*	Meet Group, Inc	3,598
597		Meredith Corp	32,871
934	*	MSG Networks, Inc	19,371
970		National CineMedia, Inc	6,363
7,469	*	NetFlix, Inc	2,743,513
804		New Media Investment Group, Inc	7,590
2,867		New York Times Co (Class A)	93,522
6,379		News Corp (Class A)	86,053
1,884		News Corp (Class B)	26,301
706		Nexstar Broadcasting Group, Inc (Class A)	71,306
3,956		Omnicom Group, Inc	324,194
1,085	*	QuinStreet, Inc	17,197
444	*	Reading International, Inc	5,763
279	*	Rosetta Stone, Inc	6,384
51		Saga Communications, Inc	1,593
438		Scholastic Corp	14,559
1,071		Sinclair Broadcast Group, Inc (Class A)	57,438
25,109		Sirius XM Holdings, Inc	140,108

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,090	*	Spotify Technology S.A.	$287,375
1,927	*	Take-Two Interactive Software, Inc	218,772
317	*	TechTarget, Inc	6,736
3,394		TEGNA, Inc	51,419
511	*	Travelzoo, Inc	7,890
1,814		Tribune Co	83,843
414		Tribune Publishing Co	3,300
1,758	*	TripAdvisor, Inc	81,378
963	*	TrueCar, Inc	5,258
13,337	*	Twitter, Inc	465,461
150	e	Viacom, Inc (Class A)	5,115
6,363		Viacom, Inc (Class B)	190,063
31,016		Walt Disney Co	4,331,074
341	*	WideOpenWest, Inc	2,476
894		World Wrestling Entertainment, Inc (Class A)	64,556
1,209	*	Yelp, Inc	41,324
1,170	*	Zillow Group, Inc (Class A)	53,539
2,300	*,e	Zillow Group, Inc (Class C)	106,697
14,756	*	Zynga, Inc	90,454

		TOTAL MEDIA & ENTERTAINMENT	38,450,683

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
26,221		AbbVie, Inc	1,906,791
2,140	*	Abeona Therapeutics, Inc	10,229
2,077	*	Acadia Pharmaceuticals, Inc	55,518
406	*,e	Accelerate Diagnostics, Inc	9,289
843	*	Acceleron Pharma, Inc	34,630
1,942	*	Acer Therapeutics Inc	7,574
4,752	*	Achillion Pharmaceuticals, Inc	12,735
319	*	Aclaris Therapeutics, Inc	699
662	*	Acorda Therapeutics, Inc	5,078
1,628	*,e	Adamas Pharmaceuticals, Inc	10,094
883	*	Adverum Biotechnologies, Inc	10,499
1,425	*	Aeglea BioTherapeutics, Inc	9,761
702	*	Aerie Pharmaceuticals, Inc	20,744
1,104	*	Agenus, Inc	3,312
2,172	*,e	AgeX Therapeutics, Inc	7,971
5,650		Agilent Technologies, Inc	421,885
823	*,e	Agios Pharmaceuticals, Inc	41,051
554	*	Aimmune Therapeutics, Inc	11,534
239	*,e	Akcea Therapeutics, Inc	5,605
2,885	*	Akebia Therapeutics, Inc	13,963
1,391	*	Akorn, Inc	7,164
147	*	Albireo Pharma, Inc	4,739
965	*	Alder Biopharmaceuticals, Inc	11,358
355	*	Aldeyra Therapeutics, Inc	2,130
3,746	*	Alexion Pharmaceuticals, Inc	490,651
2,871	*	Alkermes plc	64,712
530	*,e	Allakos, Inc	22,965
5,814		Allergan plc	973,438
356	*	Allogene Therapeutics, Inc	9,559
1,718	*	Alnylam Pharmaceuticals, Inc	124,658
533	*	AMAG Pharmaceuticals, Inc	5,325
10,813		Amgen, Inc	1,992,619
4,081	*	Amicus Therapeutics, Inc	50,931
2,013	*	Amneal Pharmaceuticals, Inc	14,433
552	*	Amphastar Pharmaceuticals, Inc	11,653
305	*	AnaptysBio, Inc	17,208
2,425	*	Anavex Life Sciences Corp	8,172
121	*	ANI Pharmaceuticals, Inc	9,946
216	*	Anika Therapeutics, Inc	8,774
582	*	Apellis Pharmaceuticals, Inc	14,748
626	*	Aratana Therapeutics, Inc	3,230
524	*,e	Arcus Biosciences, Inc	4,166
3,838	*	Ardelyx, Inc	10,324

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

884	*	Arena Pharmaceuticals, Inc	$51,829
1,796	*	Arqule, Inc	19,774
3,839	*	Array Biopharma, Inc	177,861
1,993	*,e	Arrowhead Research Corp	52,814
357	*	Arvinas, Inc	7,850
216	*	Assembly Biosciences, Inc	2,914
928	*	Assertio Therapeutics, Inc	3,202
719	*	Atara Biotherapeutics, Inc	14,459
673	*	Athenex, Inc	13,325
1,583	*,e	Athersys, Inc	2,659
771	*	Audentes Therapeutics, Inc	29,190
813	*	Avid Bioservices, Inc	4,553
621	*	Avrobio, Inc	10,097
427	*	Axsome Therapeutics, Inc	10,995
1,257	*	BioCryst Pharmaceuticals, Inc	4,764
3,467	*	Biogen Idec, Inc	810,827
710	*	Biohaven Pharmaceutical Holding Co Ltd	31,091
3,009	*	BioMarin Pharmaceutical, Inc	257,721
379	*	Bio-Rad Laboratories, Inc (Class A)	118,472
89	*	Biospecifics Technologies Corp	5,314
657		Bio-Techne Corp	136,978
8,759	*,e	BioTime, Inc	9,635
763	*	Bioxcel Therapeutics Inc	8,362
961	*	Bluebird Bio, Inc	122,239
859	*	Blueprint Medicines Corp	81,029
28,951		Bristol-Myers Squibb Co	1,312,928
1,641		Bruker BioSciences Corp	81,968
470	*	Calithera Biosciences, Inc	1,833
127	*	Calyxt, Inc	1,585
504	*	Cambrex Corp	23,592
425	*	Cara Therapeutics, Inc	9,137
744	*	CareDx, Inc	26,777
807	*,e	CASI Pharmaceuticals, Inc	2,582
2,649	*	Catalent, Inc	143,602
1,095	*,e	Catalyst Pharmaceuticals, Inc	4,205
102	*	Celcuity, Inc	2,550
12,503	*	Celgene Corp	1,155,777
776	*,e	Cellular Biomedicine Group, Inc	12,827
1,113	*	CEL-SCI Corp	9,327
1,640	*	Cerecor Inc	8,922
837	*	Charles River Laboratories International, Inc	118,770
2,254	*	Checkpoint Therapeutics Inc	6,830
402	*	ChemoCentryx, Inc	3,739
1,052	*	Chiasma, Inc	7,858
913	*	Chimerix, Inc	3,944
3,917	*,e	ChromaDex Corp	18,214
747	*	Clovis Oncology, Inc	11,108
646	*	Codexis, Inc	11,906
1,388	*	Coherus Biosciences, Inc	30,675
351	*	Collegium Pharmaceutical, Inc	4,616
271	*	Concert Pharmaceuticals, Inc	3,252
885	*	Constellation Pharmaceuticals, Inc	10,868
708	*,e	Corbus Pharmaceuticals Holdings, Inc	4,906
1,401	*	Corcept Therapeutics, Inc	15,621
478	*,e	Corium International, Inc	86
1,038	*	CorMedix Inc	9,311
107	*	Crinetics Pharmaceuticals, Inc	2,675
320	*,e	Cue Biopharma, Inc	2,877
208	*	Cyclerion Therapeutics, Inc	2,382
949	*	Cymabay Therapeutics, Inc	6,795
639	*	Cytokinetics, Inc	7,189
459	*	CytomX Therapeutics, Inc	5,150
127	*,e	Deciphera Pharmaceuticals, Inc	2,864
957	*,e	Denali Therapeutics, Inc	19,867
587	*,e	Dermira, Inc	5,612
716	*	Dicerna Pharmaceuticals, Inc	11,277

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

520	*,e	Dova Pharmaceuticals, Inc	$7,332
3,228	*,e	Dynavax Technologies Corp	12,880
122	*	Eagle Pharmaceuticals, Inc	6,793
736	*	Editas Medicine, Inc	18,209
279	*,e	Eidos Therapeutics, Inc	8,671
6,484	*	Elanco Animal Health, Inc	219,159
15,249		Eli Lilly & Co	1,689,437
1,184	*,e	Eloxx Pharmaceuticals, Inc	11,804
709	*	Emergent Biosolutions, Inc	34,252
232	*	Enanta Pharmaceuticals, Inc	19,576
3,476	*	Endo International plc	14,321
1,795	*	Epizyme, Inc	22,527
623	*	Esperion Thereapeutics, Inc	28,982
231	*,e	Evelo Biosciences, Inc	2,074
159	*,e	Evolus, Inc	2,325
2,262	*	Exact Sciences Corp	267,006
5,221	*	Exelixis, Inc	111,573
5,064	*	EyePoint Pharmaceuticals Inc	8,305
835	*	Fate Therapeutics, Inc	16,950
1,241	*	FibroGen, Inc	56,068
428	*	Five Prime Therapeutics, Inc	2,581
438	*,e	Flexion Therapeutics, Inc	5,387
1,214	*	Fluidigm Corp	14,956
137	*	Forty Seven, Inc	1,452
626	*	G1 Therapeutics, Inc	19,193
303	*	Genomic Health, Inc	17,626
7,757	*,e	Geron Corp	10,937
22,626		Gilead Sciences, Inc	1,528,613
1,063	*	Global Blood Therapeutics, Inc	55,914
541	*	GlycoMimetics, Inc	6,449
362	*	Gossamer Bio, Inc	8,029
815	*	Gritstone Oncology, Inc	9,079
2,005	*	Halozyme Therapeutics, Inc	34,446
643	*	Harpoon Therapeutics, Inc	8,359
1,027	*	Heron Therapeutics, Inc	19,092
188	*	Homology Medicines, Inc	3,679
3,095	*	Horizon Pharma plc	74,466
2,575	*	Illumina, Inc	947,986
6,462	*	Immunogen, Inc	14,023
3,050	*	Immunomedics, Inc	42,303
3,064	*	Incyte Corp	260,317
1,186	*	Innoviva, Inc	17,268
1,045	*,e	Inovio Pharmaceuticals, Inc	3,072
1,335	*	Insmed, Inc	34,176
1,074	*,e	Intellia Therapeutics, Inc	17,581
353	*,e	Intercept Pharmaceuticals, Inc	28,088
388	*	Intersect ENT, Inc	8,831
527	*	Intra-Cellular Therapies, Inc	6,840
861	*,e	Intrexon Corp	6,595
1,569	*	Invitae Corp	36,871
2,281	*	Ionis Pharmaceuticals, Inc	146,600
2,163	*	Iovance Biotherapeutics, Inc	53,037
3,180	*	IQVIA Holdings, Inc	511,662
2,083	*	Ironwood Pharmaceuticals, Inc	22,788
1,055	*	Jazz Pharmaceuticals plc	150,401
47,107		Johnson & Johnson	6,561,063
3,171	*	Jounce Therapeutics, Inc	15,696
1,126	*	Kadmon Holdings, Inc	2,320
1,521	*	Kala Pharmaceuticals, Inc	9,704
390	*	KalVista Pharmaceuticals Inc	8,639
1,858	*,e	Karyopharm Therapeutics, Inc	11,129
1,049	*	Kezar Life Sciences, Inc	8,088
337	*	Kindred Biosciences, Inc	2,807
99	*	Kiniksa Pharmaceuticals Ltd	1,340
702	*	Kodiak Sciences, Inc	8,213
199	*	Krystal Biotech Inc	8,014

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

217	*	Kura Oncology, Inc	$4,273
1,211	*,e	La Jolla Pharmaceutical Co	11,202
429	*,e	Lannett Co, Inc	2,600
657	*,e	Lexicon Pharmaceuticals, Inc	4,133
305	*,e	Ligand Pharmaceuticals, Inc (Class B)	34,816
674	*	LogicBio Therapeutics, Inc	8,762
628		Luminex Corp	12,962
515	*	MacroGenics, Inc	8,740
93	*,e	Madrigal Pharmaceuticals, Inc	9,747
999	*	Magenta Therapeutics, Inc	14,735
1,553	*,e	Mallinckrodt plc	14,257
2,279	*,e	MannKind Corp	2,621
2,772	*	Marinus Pharmaceuticals, Inc	11,504
1,076	*,e	Medicines Co	39,242
458	*,e	MediciNova, Inc	4,411
358	*	Medpace Holdings, Inc	23,420
206	*,e	MeiraGTx Holdings plc	5,537
98	*	Menlo Therapeutics, Inc	587
45,674		Merck & Co, Inc	3,829,765
2,722	*	Mersana Therapeutics, Inc	11,024
425	*	Mettler-Toledo International, Inc	357,000
553	*	Minerva Neurosciences, Inc	3,113
495	*	Mirati Therapeutics, Inc	50,985
457	*,e	Moderna, Inc	6,690
1,020	*	Molecular Templates, Inc	8,517
2,222	*	Momenta Pharmaceuticals, Inc	27,664
2,333	*	Mustang Bio, Inc	8,585
8,764	*	Mylan NV	166,867
783	*	MyoKardia, Inc	39,260
1,569	*	Myriad Genetics, Inc	43,587
276	*	NanoString Technologies, Inc	8,377
984	*	Natera, Inc	27,139
3,021	*	Nektar Therapeutics	107,487
1,622	*	NeoGenomics, Inc	35,587
1,725	*	Neon Therapeutics, Inc	8,177
1,620	*	Neurocrine Biosciences, Inc	136,777
538	*,e	Novavax, Inc	3,153
362	*,e	Ocular Therapeutix, Inc	1,593
107	*,e	Odonate Therapeutics, Inc	3,926
652	*,e	Omeros Corp	10,230
2,006	*	Oncocyte Corp	4,995
5,196	*,e	Opko Health, Inc	12,678
258	*,e	Optinose, Inc	1,827
3,121	*	Pacific Biosciences of California, Inc	18,882
609	*	Pacira Pharmaceuticals, Inc	26,485
14,286	*,e	Palatin Technologies, Inc	16,572
2,502	*,e	Paratek Pharmaceuticals, Inc	9,983
2,346	*	PDL BioPharma, Inc	7,366
1,920		PerkinElmer, Inc	184,973
2,143		Perrigo Co plc	102,050
527	*	Pfenex, Inc	3,552
98,651		Pfizer, Inc	4,273,561
293		Phibro Animal Health Corp	9,309
529	*	Pieris Pharmaceuticals, Inc	2,486
140	*,e	PolarityTE, Inc	798
1,084	*,e	Portola Pharmaceuticals, Inc	29,409
926	*	PRA Health Sciences, Inc	91,813
817	*	Prestige Brands Holdings, Inc	25,883
95	*	Principia Biopharma, Inc	3,153
1,110	*	Progenics Pharmaceuticals, Inc	6,849
594	*	Prothena Corp plc	6,279
1,091	*	PTC Therapeutics, Inc	49,095
453	*	Puma Biotechnology, Inc	5,758
3,971	*	QIAGEN NV	161,024
141	*	Quanterix Corp	4,764
742	*	Ra Pharmaceuticals, Inc	22,312

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

582	*	Radius Health, Inc	$14,178
350	*	Reata Pharmaceuticals, Inc	33,023
183	*	Recro Pharma, Inc	1,861
1,413	*	Regeneron Pharmaceuticals, Inc	442,269
641	*	REGENXBIO, Inc	32,928
734	*	Repligen Corp	63,087
560	*	Replimune Group, Inc	8,210
802	*	resTORbio, Inc	8,180
594	*	Retrophin, Inc	11,933
352	*	Revance Therapeutics, Inc	4,565
147	*	Rhythm Pharmaceuticals, Inc	3,234
1,863	*	Rigel Pharmaceuticals, Inc	4,862
856	*	Rocket Pharmaceuticals, Inc	12,840
1,149	*,e	Rubius Therapeutics, Inc	18,074
834	*	Sage Therapeutics, Inc	152,697
1,935	*	Sangamo Biosciences, Inc	20,840
1,249	*	Sarepta Therapeutics, Inc	189,786
640	*	Scholar Rock Holding Corp	10,150
1,816	*	Seattle Genetics, Inc	125,685
3,177	*,e	Seres Therapeutics, Inc	10,230
842	*	SIGA Technologies, Inc	4,783
625	*,e	Solid Biosciences, Inc	3,594
5,304	*,e	Sorrento Therapeutics, Inc	14,162
615	*	Spark Therapeutics, Inc	62,964
1,594	*	Spectrum Pharmaceuticals, Inc	13,724
593	*	Spero Therapeutics, Inc	6,825
334	*	Stemline Therapeutics, Inc	5,117
725	*	Supernus Pharmaceuticals, Inc	23,990
1,100	*	Syndax Pharmaceuticals, Inc	10,241
1,109	*	Syneos Health, Inc	56,659
1,588	*	Synlogic, Inc	14,451
1,268	*	Syros Pharmaceuticals, Inc	11,742
1,920	*	TG Therapeutics, Inc	16,608
2,459	*,e	TherapeuticsMD, Inc	6,393
661	*,e	Theravance Biopharma, Inc	10,794
7,113		Thermo Fisher Scientific, Inc	2,088,946
1,395	*	Tocagen, Inc	9,319
508	*	Translate Bio, Inc	6,416
650	*	Tricida, Inc	25,649
373	*	Twist Bioscience Corp	10,821
4,055	*,e	Tyme Technologies, Inc	4,947
996	*	Ultragenyx Pharmaceutical, Inc	63,246
696	*	United Therapeutics Corp	54,330
415	*,e	UNITY Biotechnology, Inc	3,943
677	*	Vanda Pharmaceuticals, Inc	9,539
818	*	Veracyte, Inc	23,321
597	*	Vericel Corp	11,277
843	*	Verrica Pharmaceuticals, Inc	9,796
4,489	*	Vertex Pharmaceuticals, Inc	823,193
1,907	*,e	Viking Therapeutics, Inc	15,828
593	*	Voyager Therapeutics, Inc	16,141
1,219	*	Waters Corp	262,378
504	*	WaVe Life Sciences Pte Ltd	13,149
748	*	X4 Pharmaceuticals, Inc	11,220
743	*	Xencor, Inc	30,411
740	*	Xeris Pharmaceuticals, Inc	8,466
117	*	Y-mAbs Therapeutics, Inc	2,676
2,318	*,e	ZIOPHARM Oncology, Inc	13,514
8,602		Zoetis, Inc	976,241
629	*	Zogenix, Inc	30,054
638	*	Zynerba Pharmaceuticals, Inc	8,645

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	41,054,830

REAL ESTATE - 4.0%
1,300		Acadia Realty Trust	35,581

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

632		Agree Realty Corp	$40,480
1,021		Alexander & Baldwin, Inc	23,585
57		Alexander’s, Inc	21,107
1,932		Alexandria Real Estate Equities, Inc	272,586
196	*,e	Altisource Portfolio Solutions S.A.	3,853
714		American Assets Trust, Inc	33,644
2,413		American Campus Communities, Inc	111,384
1,878		American Finance Trust, Inc	20,470
4,773		American Homes 4 Rent	116,032
7,747		American Tower Corp	1,583,874
3,387		Americold Realty Trust	109,807
2,441		Apartment Investment & Management Co	122,343
4,063	*	Apple Hospitality REIT, Inc	64,439
694		Armada Hoffler Properties, Inc	11,486
1,645		Ashford Hospitality Trust, Inc	4,886
2,445		AvalonBay Communities, Inc	496,775
379		Bluerock Residential Growth REIT, Inc	4,453
2,732		Boston Properties, Inc	352,428
403		BraeMar Hotels & Resorts, Inc	3,990
2,649		Brandywine Realty Trust	37,934
4,778		Brixmor Property Group, Inc	85,431
1,663		Brookfield Property REIT, Inc	31,414
1,146		Brt Realty Trust	16,193
1,599		Camden Property Trust	166,920
1,679		CareTrust REIT, Inc	39,927
568		CatchMark Timber Trust, Inc	5,936
2,955		CBL & Associates Properties, Inc	3,073
5,923	*	CBRE Group, Inc	303,850
5,095		Cedar Realty Trust, Inc	13,502
572		Chatham Lodging Trust	10,794
909		Chesapeake Lodging Trust	25,834
471		City Office REIT, Inc	5,647
248		Clipper Realty, Inc	2,773
8,422		Colony Capital, Inc	42,110
1,903		Columbia Property Trust, Inc	39,468
199		Community Healthcare Trust, Inc	7,843
74		Consolidated-Tomoka Land Co	4,418
2,491		CoreCivic, Inc	51,713
185		CorEnergy Infrastructure Trust, Inc	7,337
675		CorePoint Lodging, Inc	8,363
582		Coresite Realty	67,029
2,132		Corporate Office Properties Trust	56,221
2,578	*	Cousins Properties, Inc	93,246
7,293		Crown Castle International Corp	950,643
3,658		CubeSmart	122,324
1,631	*	Cushman & Wakefield plc	29,162
1,868		CyrusOne, Inc	107,821
3,453		DiamondRock Hospitality Co	35,704
3,634		Digital Realty Trust, Inc	428,049
2,632		Douglas Emmett, Inc	104,859
6,366		Duke Realty Corp	201,229
1,427		Easterly Government Properties, Inc	25,843
673		EastGroup Properties, Inc	78,055
3,012		Empire State Realty Trust, Inc	44,608
1,161		Entertainment Properties Trust	86,599
1,485		Equinix, Inc	748,871
2,199		Equity Commonwealth	71,511
1,525		Equity Lifestyle Properties, Inc	185,043
6,483		Equity Residential	492,189
621		Essential Properties Realty Trust, Inc	12,445
1,129		Essex Property Trust, Inc	329,589
2,082		Extra Space Storage, Inc	220,900
482		Farmland Partners, Inc	3,398
1,232		Federal Realty Investment Trust	158,632
2,259		First Industrial Realty Trust, Inc	82,996
240	*	Forestar Group, Inc	4,692

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,235		Four Corners Property Trust, Inc	$33,753
1,621		Franklin Street Properties Corp	11,963
874		Front Yard Residential Corp	10,680
102	*	FRP Holdings, Inc	5,689
3,570		Gaming and Leisure Properties, Inc	139,159
2,553		Geo Group, Inc	53,639
763		Getty Realty Corp	23,470
475		Gladstone Commercial Corp	10,079
1,177		Gladstone Land Corp	13,571
536		Global Medical REIT, Inc	5,628
1,848		Global Net Lease, Inc	36,258
775		Hannon Armstrong Sustainable Infrastructure Capital, Inc	21,839
8,293		HCP, Inc	265,210
2,421		Healthcare Realty Trust, Inc	75,826
3,603		Healthcare Trust of America, Inc	98,830
697		Hersha Hospitality Trust	11,528
647		HFF, Inc (Class A)	29,426
1,796		Highwoods Properties, Inc	74,175
3,197		Hospitality Properties Trust	79,925
12,997		Host Marriott Corp	236,805
692	*	Howard Hughes Corp	85,697
2,438		Hudson Pacific Properties	81,112
1,062		Independence Realty Trust, Inc	12,287
1,133		Industrial Logistics Properties Trust	23,589
169		Innovative Industrial Properties, Inc	20,882
192		Investors Real Estate Trust	11,265
6,743		Invitation Homes, Inc	180,240
4,939		Iron Mountain, Inc	154,591
1,070		iStar Financial, Inc	13,289
2,053		JBG SMITH Properties	80,765
145		Jernigan Capital, Inc	2,972
843		Jones Lang LaSalle, Inc	118,602
2,137		Kennedy-Wilson Holdings, Inc	43,958
1,727		Kilroy Realty Corp	127,470
6,452		Kimco Realty Corp	119,233
1,264		Kite Realty Group Trust	19,124
1,519		Lamar Advertising Co	122,598
3,541		Lexington Realty Trust	33,321
2,619		Liberty Property Trust	131,055
858		Life Storage, Inc	81,579
917		LTC Properties, Inc	41,870
2,511		Macerich Co	84,093
1,437		Mack-Cali Realty Corp	33,468
406	*	Marcus & Millichap, Inc	12,525
169	*	Maui Land & Pineapple Co, Inc	1,739
6,910		Medical Properties Trust, Inc	120,510
2,012		Mid-America Apartment Communities, Inc	236,933
2,033		Monmouth Real Estate Investment Corp (Class A)	27,547
885		National Health Investors, Inc	69,057
2,870		National Retail Properties, Inc	152,139
1,008		National Storage Affiliates Trust	29,172
1,266		New Senior Investment Group, Inc	8,508
2,520		Newmark Group, Inc	22,630
280		NexPoint Residential Trust, Inc	11,592
892		NorthStar Realty Europe Corp	14,656
1,200		Office Properties Income Trust	31,524
3,652		Omega Healthcare Investors, Inc	134,211
251		One Liberty Properties, Inc	7,269
2,970		Outfront Media, Inc	76,596
3,099		Paramount Group, Inc	43,417
3,690		Park Hotels & Resorts, Inc	101,696
2,135		Pebblebrook Hotel Trust	60,164
3,353		Pennsylvania REIT	21,794
2,932		Physicians Realty Trust	51,134
2,219		Piedmont Office Realty Trust, Inc	44,225
1,438		Potlatch Corp	56,053

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,193		Preferred Apartment Communities, Inc	$17,835
10,984		Prologis, Inc	879,818
358		PS Business Parks, Inc	60,334
2,646		Public Storage, Inc	630,198
1,162		QTS Realty Trust, Inc	53,661
302	*	Rafael Holdings, Inc	8,682
2,525		Rayonier, Inc	76,507
349		Re/Max Holdings, Inc	10,735
2,208	e	Realogy Holdings Corp	15,986
5,579		Realty Income Corp	384,784
1,597	*	Redfin Corp	28,714
2,945		Regency Centers Corp	196,549
1,675		Retail Opportunities Investment Corp	28,693
3,851		Retail Properties of America, Inc	45,288
264		Retail Value, Inc	9,187
1,780		Rexford Industrial Realty, Inc	71,859
3,486		RLJ Lodging Trust	61,842
148		RMR Group, Inc	6,953
1,201		RPT Realty	14,544
778		Ryman Hospitality Properties	63,088
3,697		Sabra Healthcare REIT, Inc	72,794
172		Safehold, Inc	5,194
445		Saul Centers, Inc	24,978
1,945	*	SBA Communications Corp	437,314
4,896		Senior Housing Properties Trust	40,490
793		Seritage Growth Properties	34,067
5,464		Simon Property Group, Inc	872,929
2,580		SITE Centers Corp	34,159
1,436		SL Green Realty Corp	115,411
758		Spirit MTA REIT	6,322
1,516		Spirit Realty Capital, Inc	64,673
831	*	St. Joe Co	14,360
1,899		STAG Industrial, Inc	57,426
3,669		STORE Capital Corp	121,774
93	*	Stratus Properties, Inc	3,016
2,137		Summit Hotel Properties, Inc	24,511
1,497		Sun Communities, Inc	191,900
4,750		Sunstone Hotel Investors, Inc	65,122
1,459		Tanger Factory Outlet Centers, Inc	23,650
1,248		Taubman Centers, Inc	50,956
268	*	Tejon Ranch Co	4,446
1,034		Terreno Realty Corp	50,707
4,734		UDR, Inc	212,509
435		UMH Properties, Inc	5,398
3,290		Uniti Group, Inc	31,255
198		Universal Health Realty Income Trust	16,816
2,537		Urban Edge Properties	43,966
465		Urstadt Biddle Properties, Inc (Class A)	9,765
6,345		Ventas, Inc	433,681
17,222		VEREIT, Inc	155,170
7,385		VICI Properties, Inc	162,765
3,062		Vornado Realty Trust	196,274
3,960		Washington Prime Group, Inc	15,127
1,848		Washington REIT	49,397
1,872		Weingarten Realty Investors	51,330
7,180		Welltower, Inc	585,385
13,181		Weyerhaeuser Co	347,188
550	*	Whitestone REIT	6,979
2,861		WP Carey, Inc	232,256
2,548		Xenia Hotels & Resorts, Inc	53,126

		TOTAL REAL ESTATE	20,870,788

RETAILING - 6.0%
426	*	1-800-FLOWERS.COM, Inc (Class A)	8,043
1,334		Aaron’s, Inc	81,921

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,074		Abercrombie & Fitch Co (Class A)	$17,227
1,214		Advance Auto Parts, Inc	187,126
7,334	*	Amazon.com, Inc	13,887,882
2,547		American Eagle Outfitters, Inc	43,044
122	*	America’s Car-Mart, Inc	10,502
305	*	Asbury Automotive Group, Inc	25,724
7,209	*	Ascena Retail Group, Inc	4,397
908	*,e	At Home Group, Inc	6,047
1,001	*	Autonation, Inc	41,982
437	*	AutoZone, Inc	480,468
603	*	Barnes & Noble Education, Inc	2,026
965		Barnes & Noble, Inc	6,456
2,179	e	Bed Bath & Beyond, Inc	25,320
4,166		Best Buy Co, Inc	290,495
744		Big Lots, Inc	21,286
2,230	*	BJ’s Wholesale Club Holdings, Inc	58,872
766	*	Booking Holdings, Inc	1,436,028
865	*	Boot Barn Holdings, Inc	30,829
526	e	Buckle, Inc	9,105
1,177	*	Burlington Stores, Inc	200,267
639		Caleres, Inc	12,729
1,606	e	Camping World Holdings, Inc	19,947
2,903	*	CarMax, Inc	252,067
748	*,e	Carvana Co	46,817
368		Cato Corp (Class A)	4,534
2,075		Chico’s FAS, Inc	6,993
288	e	Children’s Place Retail Stores, Inc	27,469
243		Citi Trends, Inc	3,553
291	*	Conn’s, Inc	5,186
231	*	Container Store Group, Inc	1,691
775		Core-Mark Holding Co, Inc	30,783
1,574		Designer Brands, Inc	30,174
1,351		Dick’s Sporting Goods, Inc	46,785
236	e	Dillard’s, Inc (Class A)	14,698
4,595		Dollar General Corp	621,060
4,144	*	Dollar Tree, Inc	445,024
144	*,e	Duluth Holdings, Inc	1,957
14,614		eBay, Inc	577,253
2,169	*	Etsy, Inc	133,112
2,141		Expedia, Inc	284,817
1,208	*	Express Parent LLC	3,298
969	*	Five Below, Inc	116,299
1,023	*	Floor & Decor Holdings, Inc	42,864
1,924		Foot Locker, Inc	80,654
185	*,e	Funko, Inc	4,481
142	*,e	Gaia, Inc	1,076
3,508		GameStop Corp (Class A)	19,189
3,661		Gap, Inc	65,788
313	*	Genesco, Inc	13,237
2,563		Genuine Parts Co	265,476
1,455	*,e	GNC Holdings, Inc	2,182
324		Group 1 Automotive, Inc	26,532
7,081	*	Groupon, Inc	25,350
1,482	*	GrubHub, Inc	115,581
904		Guess?, Inc	14,600
286		Haverty Furniture Cos, Inc	4,871
323	*	Hibbett Sports, Inc	5,879
19,546		Home Depot, Inc	4,064,982
619	*	Hudson Ltd	8,536
1,819	e	J. Jill, Inc	3,620
6,812	*,e	JC Penney Co, Inc	7,766
2,978		Kohl’s Corp	141,604
4,373		L Brands, Inc	114,135
221	*	Lands’ End, Inc	2,701
198	*	Leaf Group Ltd	1,467
1,009	*	Liberty Expedia Holdings, Inc	48,220

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

325	*	Liquidity Services, Inc	$1,979
367		Lithia Motors, Inc (Class A)	43,592
5,805	*	LKQ Corp	154,471
14,250		Lowe’s Companies, Inc	1,437,967
442	*,e	Lumber Liquidators, Inc	5,105
5,634		Macy’s, Inc	120,906
389	*	MarineMax, Inc	6,395
1,815	*	Michaels Cos, Inc	15,790
452		Monro Muffler, Inc	38,556
539	*	Murphy USA, Inc	45,292
956	*	National Vision Holdings, Inc	29,378
1,826		Nordstrom, Inc	58,176
15,322		Office Depot, Inc	31,563
911	*	Ollie’s Bargain Outlet Holdings, Inc	79,357
1,359	*	O’Reilly Automotive, Inc	501,906
263	*,e	Overstock.com, Inc	3,577
2,124	*	Party City Holdco, Inc	15,569
554		Penske Auto Group, Inc	26,204
306	e	PetMed Express, Inc	4,795
716		Pool Corp	136,756
1,155	*	Quotient Technology, Inc	12,405
7,241	*	Qurate Retail Group, Inc QVC Group	89,716
699	*	Rent-A-Center, Inc	18,614
337	*,e	RH	38,957
6,289		Ross Stores, Inc	623,366
2,965	*	RTW RetailWinds, Inc	5,041
1,270	*	Rubicon Project, Inc	8,077
2,233	*	Sally Beauty Holdings, Inc	29,788
203	e	Shoe Carnival, Inc	5,603
526	*	Shutterfly, Inc	26,589
309		Shutterstock, Inc	12,110
961		Signet Jewelers Ltd	17,183
660	*	Sleep Number Corp	26,657
455		Sonic Automotive, Inc (Class A)	10,624
571	*	Sportsman’s Warehouse Holdings, Inc	2,158
279	*	Stamps.com, Inc	12,630
738	*	Stitch Fix Inc	23,609
856	e	Tailored Brands, Inc	4,939
8,833		Target Corp	765,026
2,104		Tiffany & Co	197,019
528		Tile Shop Holdings, Inc	2,112
297		Tilly’s, Inc	2,266
21,716		TJX Companies, Inc	1,148,342
2,139		Tractor Supply Co	232,723
979	*	Ulta Beauty, Inc	339,605
1,237	*	Urban Outfitters, Inc	28,142
1,065	*	Wayfair, Inc	155,490
99		Weyco Group, Inc	2,644
1,350	e	Williams-Sonoma, Inc	87,750
37		Winmark Corp	6,407
314	*	Zumiez, Inc	8,195

		TOTAL RETAILING	31,343,205

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
728	*	Acacia Communications, Inc	34,332
1,029	*	Adesto Technologies Corp	8,386
617	*	Advanced Energy Industries, Inc	34,719
17,747	*	Advanced Micro Devices, Inc	538,976
302	*	Alpha & Omega Semiconductor Ltd	2,821
507	*	Ambarella, Inc	22,374
1,455	*	Amkor Technology, Inc	10,854
6,534		Analog Devices, Inc	737,493
17,017		Applied Materials, Inc	764,233
341	*	Aquantia Corp	4,443
510	*	Axcelis Technologies, Inc	7,675

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

582	*	AXT, Inc	$2,305
6,849		Broadcom, Inc	1,971,553
1,076		Brooks Automation, Inc	41,695
469		Cabot Microelectronics Corp	51,628
333	*	Ceva, Inc	8,109
1,003	*	Cirrus Logic, Inc	43,831
598		Cohu, Inc	9,227
1,899	*	Cree, Inc	106,686
6,672		Cypress Semiconductor Corp	148,385
584	*	Diodes, Inc	21,240
2,561		Entegris, Inc	95,577
1,588	*	First Solar, Inc	104,300
1,075	*	Formfactor, Inc	16,845
434	*	Ichor Holdings Ltd	10,260
285	*,e	Impinj, Inc	8,157
822	*	Inphi Corp	41,182
79,454		Intel Corp	3,803,463
2,865		Kla-Tencor Corp	338,643
2,721		Lam Research Corp	511,113
1,895	*	Lattice Semiconductor Corp	27,648
627	*	MA-COM Technology Solutions	9,487
11,608		Marvell Technology Group Ltd	277,083
4,894		Maxim Integrated Products, Inc	292,759
927	*	MaxLinear, Inc	21,729
4,231	e	Microchip Technology, Inc	366,828
19,769	*	Micron Technology, Inc	762,886
1,013		MKS Instruments, Inc	78,903
730		Monolithic Power Systems, Inc	99,119
364	*	Nanometrics, Inc	12,634
478	*	NeoPhotonics Corp Ltd	1,998
77		NVE Corp	5,362
10,348		NVIDIA Corp	1,699,452
7,472	*	ON Semiconductor Corp	151,009
409	*	PDF Solutions, Inc	5,366
1,020	*	Photronics, Inc	8,364
446		Power Integrations, Inc	35,760
2,283	*	Qorvo, Inc	152,071
21,470		Qualcomm, Inc	1,633,223
1,707	*	Rambus, Inc	20,552
488	*	Rudolph Technologies, Inc	13,483
1,008	*	Semtech Corp	48,434
654	*	Silicon Laboratories, Inc	67,624
3,182		Skyworks Solutions, Inc	245,873
170	*,e	SMART Global Holdings, Inc	3,908
886	*,e	SunPower Corp	9,471
3,141		Teradyne, Inc	150,485
16,625		Texas Instruments, Inc	1,907,885
789	*	Ultra Clean Holdings	10,983
754		Universal Display Corp	141,797
729	*	Veeco Instruments, Inc	8,908
2,096		Versum Materials, Inc	108,112
4,538		Xilinx, Inc	535,121
754		Xperi Corp	15,525

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	18,430,347

SOFTWARE & SERVICES - 12.3%
874	*	2U, Inc	32,897
1,702	*	8x8, Inc	41,018
754	*	A10 Networks, Inc	5,142
11,351		Accenture plc	2,097,324
2,058	*	ACI Worldwide, Inc	70,672
8,635	*	Adobe, Inc	2,544,303
2,865	*	Akamai Technologies, Inc	229,601
646	*	Alarm.com Holdings, Inc	34,561
829		Alliance Data Systems Corp	116,168

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

677	*	Altair Engineering, Inc	$27,344
804	*,e	Alteryx, Inc	87,733
273	*	Amber Road, Inc	3,565
2,546		Amdocs Ltd	158,081
370	*	American Software, Inc (Class A)	4,866
1,451	*	Anaplan, Inc	73,232
1,478	*	Ansys, Inc	302,724
237	*	Appfolio, Inc	24,238
548	*	Appian Corp	19,766
1,300	*	Aspen Technology, Inc	161,564
1,812	*	Atlassian Corp plc	237,082
3,961	*	Autodesk, Inc	645,247
7,765		Automatic Data Processing, Inc	1,283,787
754	*	Avalara, Inc	54,439
1,669	*	Avaya Holdings Corp	19,878
527	*	Benefitfocus, Inc	14,308
2,568	*	Black Knight, Inc	154,465
741		Blackbaud, Inc	61,874
752	*	Blackline, Inc	40,240
2,513		Booz Allen Hamilton Holding Co	166,386
808	*	Bottomline Technologies, Inc	35,746
2,047	*	Box, Inc	36,048
460	*	Brightcove, Inc	4,752
2,063		Broadridge Financial Solutions, Inc	263,404
451	*	CACI International, Inc (Class A)	92,270
5,009	*	Cadence Design Systems, Inc	354,687
1,228	*	Carbon Black, Inc	20,532
391	*	Carbonite, Inc	10,182
708	*	Cardtronics plc	19,343
222		Cass Information Systems, Inc	10,763
2,269		CDK Global, Inc	112,179
1,007	*	Ceridian HCM Holding, Inc	50,551
378	*	ChannelAdvisor Corp	3,311
1,608	*	Cision Ltd	18,862
2,218		Citrix Systems, Inc	217,675
2,998	*,e	Cloudera, Inc	15,770
10,183		Cognizant Technology Solutions Corp (Class A)	645,500
606	*	Commvault Systems, Inc	30,070
3,045	*	Conduent, Inc	29,202
985	*	Cornerstone OnDemand, Inc	57,061
1,022	*	Coupa Software, Inc	129,395
520		CSG Systems International, Inc	25,392
348	*	Digimarc Corp	15,448
1,755	*	Digital Turbine, Inc	8,775
2,702	*	DocuSign, Inc	134,316
549	*	Domo, Inc	14,999
3,745	*	Dropbox, Inc	93,812
4,799		DXC Technology Co	264,665
387	e	Ebix, Inc	19,435
1,316	*	eGain Corp	10,712
661	*	Elastic NV	49,350
895	*	Endurance International Group Holdings, Inc	4,296
884	*	Envestnet, Inc	60,439
940	*	EPAM Systems, Inc	162,714
898	*	Euronet Worldwide, Inc	151,080
572	*	Everbridge, Inc	51,148
989	*	Everi Holdings, Inc	11,799
941		EVERTEC, Inc	30,771
266	*	Evo Payments, Inc	8,387
795	*	Exela Technologies, Inc	1,741
511	*	ExlService Holdings, Inc	33,792
537	*	Fair Isaac Corp	168,629
5,725		Fidelity National Information Services, Inc	702,343
3,709	*	FireEye, Inc	54,930
1,318	*	First American Corp	55,132
10,116	*	First Data Corp	273,840

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,941	*	Fiserv, Inc	$632,742
1,139	*	Five9, Inc	58,419
1,535	*	FleetCor Technologies, Inc	431,105
713	*	ForeScout Technologies, Inc	24,142
2,484	*	Fortinet, Inc	190,846
1,574	*	Gartner, Inc	253,320
3,090		Genpact Ltd	117,698
2,808		Global Payments, Inc	449,645
3,114	*	GoDaddy, Inc	218,447
827	*,e	GTT Communications, Inc	14,555
1,102	*	GTY Technology Holdings Inc	7,549
1,428	*	Guidewire Software, Inc	144,771
450		Hackett Group, Inc	7,556
632	*	HubSpot, Inc	107,769
139	*	I3 Verticals, Inc	4,094
4,520	*	Ideanomics Inc	11,119
513	*	Information Services Group, Inc	1,621
506	*	Instructure, Inc	21,505
308	*	Intelligent Systems Corp	8,867
15,728		International Business Machines Corp	2,168,891
4,400		Intuit, Inc	1,149,852
736		j2 Global, Inc	65,423
1,367		Jack Henry & Associates, Inc	183,069
2,207		KBR, Inc	55,043
2,410		Leidos Holdings, Inc	192,439
1,126	*	Limelight Networks, Inc	3,040
1,122	*	Liveperson, Inc	31,461
1,208	*	LiveRamp Holdings, Inc	58,564
811		LogMeIn, Inc	59,754
945	*	Majesco	8,798
1,102	*	Manhattan Associates, Inc	76,402
473		Mantech International Corp (Class A)	31,147
15,919		MasterCard, Inc (Class A)	4,211,053
1,221		MAXIMUS, Inc	88,571
134,132		Microsoft Corp	17,968,323
147	*	MicroStrategy, Inc (Class A)	21,067
467	*	Mitek Systems, Inc	4,642
2,278	*	MobileIron, Inc	14,124
351	*	Model N, Inc	6,845
423	*	MongoDB, Inc	64,334
644		Monotype Imaging Holdings, Inc	10,845
713	*	New Relic, Inc	61,682
1,004		NIC, Inc	16,104
5,319	*	Nuance Communications, Inc	84,944
2,346	*	Nutanix, Inc	60,855
1,807	*	Okta, Inc	223,183
469	*	OneSpan, Inc	6,646
40,732		Oracle Corp	2,320,502
1,602	*	Palo Alto Networks, Inc	326,424
5,782		Paychex, Inc	475,801
870	*	Paycom Software, Inc	197,246
562	*	Paylocity Holding Corp	52,727
20,833	*	PayPal Holdings, Inc	2,384,545
655	*	Paysign Inc	8,757
804		Pegasystems, Inc	57,253
509	*	Perficient, Inc	17,469
2,303		Perspecta, Inc	53,913
2,440	*	Phunware, Inc	7,588
944	*	Pluralsight, Inc	28,622
307		Presidio, Inc	4,197
449	*	PRGX Global, Inc	3,017
766		Progress Software Corp	33,413
932	*	Proofpoint, Inc	112,073
671	*	PROS Holdings, Inc	42,447
1,840	*	PTC, Inc	165,158
587	*	Q2 Holdings, Inc	44,823

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

144		QAD, Inc (Class A)	$5,790
667	*	Qualys, Inc	58,082
847	*	Rapid7, Inc	48,990
1,405	*	RealPage, Inc	82,684
3,144	*	Red Hat, Inc	590,317
1,545	*	Rimini Street, Inc	8,189
1,248	*	RingCentral, Inc	143,420
5,212		Sabre Corp	115,706
1,565	*	SailPoint Technologies Holding, Inc	31,363
13,052	*	salesforce.com, Inc	1,980,380
1,043		Science Applications International Corp	90,282
96	*,e	SecureWorks Corp	1,276
3,253	*	ServiceNow, Inc	893,176
623	*	SharpSpring Inc	8,093
307	*,e	ShotSpotter, Inc	13,569
1,506	*	Smartsheet, Inc	72,890
852	*	SolarWinds Corp	15,626
2,599	*	Splunk, Inc	326,824
256	*	SPS Commerce, Inc	26,166
5,895	*	Square, Inc	427,564
3,832		SS&C Technologies Holdings, Inc	220,762
1,479	*	SVMK, Inc	24,418
1,193		Switch, Inc	15,616
605	*	Sykes Enterprises, Inc	16,613
10,603		Symantec Corp	230,721
1,067	*	Synchronoss Technologies, Inc	8,440
2,702	*	Synopsys, Inc	347,720
1,271	*	Tableau Software, Inc	211,011
737	*	Telaria, Inc	5,542
485	*	TeleNav, Inc	3,880
703	*	Tenable Holdings, Inc	20,064
2,058	*	Teradata Corp	73,779
1,831		TiVo Corp	13,494
3,094		Total System Services, Inc	396,867
670	*	Trade Desk, Inc	152,613
235		TTEC Holdings, Inc	10,949
143	*,e	Tucows, Inc	8,726
2,043	*	Twilio, Inc	278,563
664	*	Tyler Technologies, Inc	143,437
769	*	Unisys Corp	7,475
395	*	Upland Software, Inc	17,984
1,726	*,e	USA Technologies, Inc	12,824
446	*	Varonis Systems, Inc	27,625
1,154	*	Verint Systems, Inc	62,062
1,861	*	VeriSign, Inc	389,247
1,731	*	Verra Mobility Corp	22,659
2,120	*,e	VirnetX Holding Corp	13,165
427	*	Virtusa Corp	18,972
30,853		Visa, Inc (Class A)	5,354,538
1,376		VMware, Inc (Class A)	230,081
7,616		Western Union Co	151,482
739	*	WEX, Inc	153,786
2,826	*	Workday, Inc	580,969
617	*	Workiva, Inc	35,842
5,480	*	Worldpay, Inc	671,574
1,309	*	Yext, Inc	26,298
1,861	*	Zendesk, Inc	165,685
803	*	Zix Corp	7,299
1,013	*	Zscaler, Inc	77,636
1,498	*	Zuora Inc	22,949

		TOTAL SOFTWARE & SERVICES	64,420,353

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
1,699	*,e	3D Systems Corp	15,461
806		Adtran, Inc	12,292

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

513	*	Aerohive Networks, Inc	$2,273
400	*	Agilysys, Inc	8,588
5,167		Amphenol Corp (Class A)	495,722
430	*	Anixter International, Inc	25,675
81,634		Apple, Inc	16,157,001
285	*,e	Applied Optoelectronics, Inc	2,930
1,024	*	Arista Networks, Inc	265,851
1,226	*	Arlo Technologies, Inc	4,916
1,678	*	Arrow Electronics, Inc	119,591
470	*	Avid Technology, Inc	4,286
1,997		Avnet, Inc	90,404
720		AVX Corp	11,952
438		Badger Meter, Inc	26,144
144		Bel Fuse, Inc (Class B)	2,473
636		Belden CDT, Inc	37,887
773		Benchmark Electronics, Inc	19,418
528	*	CalAmp Corp	6,167
643	*	Calix, Inc	4,218
1,029	*	Casa Systems, Inc	6,616
2,565		CDW Corp	284,715
2,613	*	Ciena Corp	107,473
78,121		Cisco Systems, Inc	4,275,562
153	*	Clearfield, Inc	2,027
2,887		Cognex Corp	138,518
382	*	Coherent, Inc	52,093
3,172	*	CommScope Holding Co, Inc	49,896
356		Comtech Telecommunications Corp	10,007
375	*	Control4 Corp	8,906
13,823		Corning, Inc	459,338
622	*	Cray, Inc	21,658
485		CTS Corp	13,376
548		Daktronics, Inc	3,381
2,789	*	Dell Technologies, Inc	141,681
1,043	*	Diebold, Inc	9,554
400	*	Digi International, Inc	5,072
1,151		Dolby Laboratories, Inc (Class A)	74,355
740	*	EchoStar Corp (Class A)	32,797
717	*	Electronics for Imaging, Inc	26,464
202	*	ePlus, Inc	13,926
1,698	*	Extreme Networks, Inc	10,986
1,098	*	F5 Networks, Inc	159,902
561	*	Fabrinet	27,865
256	*	FARO Technologies, Inc	13,460
2,329	*	Finisar Corp	53,264
2,680	*	Fitbit, Inc	11,792
2,414		Flir Systems, Inc	130,597
1,256	*	Harmonic, Inc	6,971
24,298		Hewlett Packard Enterprise Co	363,255
27,569		HP, Inc	573,160
1,271	*	II-VI, Inc	46,468
400	*	Immersion Corp	3,044
2,249	*	Infinera Corp	6,545
698	*	Insight Enterprises, Inc	40,624
539		InterDigital, Inc	34,712
631	*	IPG Photonics Corp	97,332
397	*	Iteris, Inc	2,053
536	*	Itron, Inc	33,538
2,790		Jabil Circuit, Inc	88,164
6,230		Juniper Networks, Inc	165,905
1,292		Kemet Corp	24,303
3,258	*	Keysight Technologies, Inc	292,601
411	*	Kimball Electronics, Inc	6,675
1,352	*	Knowles Corp	24,755
254	*	KVH Industries, Inc	2,761
375		Littelfuse, Inc	66,341
1,378	*	Lumentum Holdings, Inc	73,599

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

569		Methode Electronics, Inc	$16,256
2,954		Motorola Solutions, Inc	492,520
261		MTS Systems Corp	15,276
171	*	Napco Security Technologies, Inc	5,075
2,304		National Instruments Corp	96,745
1,908	*	NCR Corp	59,339
4,377		NetApp, Inc	270,061
505	*	Netgear, Inc	12,771
1,389	*	Netscout Systems, Inc	35,267
829	*	nLight, Inc	15,917
592	*	Novanta, Inc	55,826
280	*	OSI Systems, Inc	31,536
182	*,e	PAR Technology Corp	5,132
291		Park Electrochemical Corp	4,857
196		PC Connection, Inc	6,856
228	*	PC Mall, Inc	7,989
526		Plantronics, Inc	19,483
521	*	Plexus Corp	30,411
4,045	*	Pure Storage, Inc	61,767
704	*	Ribbon Communications, Inc	3,443
281	*	Rogers Corp	48,495
1,157	*	Sanmina Corp	35,034
381	*	Scansource, Inc	12,405
776	*	Stratasys Ltd	22,791
548	*	Synaptics, Inc	15,969
645		Synnex Corp	63,468
719	*	Tech Data Corp	75,207
4,411	*	Trimble Navigation Ltd	198,980
1,439	*	TTM Technologies, Inc	14,678
362		Ubiquiti Networks, Inc	47,603
1,003	*	Viasat, Inc	81,062
4,189	*	Viavi Solutions, Inc	55,672
2,099		Vishay Intertechnology, Inc	34,675
161	*	Vishay Precision Group, Inc	6,541
5,010		Western Digital Corp	238,226
1,308	*	Wrap Technologies Inc	8,136
3,647		Xerox Corp	129,140
924	*	Zebra Technologies Corp (Class A)	193,569

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	27,939,514

TELECOMMUNICATION SERVICES - 1.9%
129,062		AT&T, Inc	4,324,867
251		ATN International, Inc	14,490
283	*	Bandwidth Inc	21,231
1,215	*	Boingo Wireless, Inc	21,834
19,284		CenturyLink, Inc	226,780
727	*	Cincinnati Bell, Inc	3,599
772		Cogent Communications Group, Inc	45,826
1,064	e	Consolidated Communications Holdings, Inc	5,245
6,530	*,e	Frontier Communications Corp	11,427
890	*,e	Gogo, Inc	3,542
1,299	*	Intelsat S.A.	25,266
1,842	*	Iridium Communications, Inc	42,845
259	*	Ooma, Inc	2,714
1,000	*	Orbcomm, Inc	7,250
3,188	*	Pareteum Corp	8,321
184	*	pdvWireless, Inc	8,648
728		Shenandoah Telecom Co	28,043
309		Spok Holdings, Inc	4,647
9,867	*	Sprint Corp	64,826
1,512		Telephone & Data Systems, Inc	45,965
5,418	*	T-Mobile US, Inc	401,691
247	*	US Cellular Corp	11,033
73,391		Verizon Communications, Inc	4,192,828
4,303	*	Vonage Holdings Corp	48,753

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,828	*	Zayo Group Holdings, Inc	$125,979

		TOTAL TELECOMMUNICATION SERVICES	9,697,650

TRANSPORTATION - 2.0%
1,464	*	Air Transport Services Group, Inc	35,722
2,129		Alaska Air Group, Inc	136,064
203		Allegiant Travel Co	29,130
157		Amerco, Inc	59,432
7,060		American Airlines Group, Inc	230,227
378		Arkansas Best Corp	10,626
363	*	Atlas Air Worldwide Holdings, Inc	16,204
1,153	*	Avis Budget Group, Inc	40,539
2,384		CH Robinson Worldwide, Inc	201,090
554		Copa Holdings S.A. (Class A)	54,054
542		Costamare, Inc	2,780
185	*	Covenant Transportation Group, Inc	2,721
13,745		CSX Corp	1,063,451
306	*	Daseke, Inc	1,102
10,325		Delta Air Lines, Inc	585,944
609	*	Eagle Bulk Shipping, Inc	3,191
427	*	Echo Global Logistics, Inc	8,911
3,089		Expeditors International of Washington, Inc	234,332
4,319		FedEx Corp	709,137
466		Forward Air Corp	27,564
127	*	Genco Shipping & Trading Ltd	1,072
988	*	Genesee & Wyoming, Inc (Class A)	98,800
828		Hawaiian Holdings, Inc	22,712
728		Heartland Express, Inc	13,155
1,781	*,e	Hertz Global Holdings, Inc	28,425
505	*	Hub Group, Inc (Class A)	21,200
1,477		JB Hunt Transport Services, Inc	135,013
5,315	*	JetBlue Airways Corp	98,274
1,808		Kansas City Southern Industries, Inc	220,251
1,157	*	Kirby Corp	91,403
2,000		Knight-Swift Transportation Holdings, Inc	65,680
719		Landstar System, Inc	77,645
579	*	Lyft, Inc (Class A)	38,046
1,216		Macquarie Infrastructure Co LLC	49,297
531		Marten Transport Ltd	9,638
668		Matson, Inc	25,952
4,739		Norfolk Southern Corp	944,625
1,158		Old Dominion Freight Line	172,843
34	*	PAM Transportation Services, Inc	2,108
124		Park-Ohio Holdings Corp	4,041
580	*	Radiant Logistics, Inc	3,561
883		Ryder System, Inc	51,479
9,817	*	Safe Bulkers, Inc	15,314
390	*	Saia, Inc	25,221
932		Schneider National, Inc	17,000
934		Scorpio Bulkers, Inc	4,296
802		Skywest, Inc	48,657
8,647		Southwest Airlines Co	439,095
1,133	*	Spirit Airlines, Inc	54,078
3,201	*	Uber Technologies, Inc	148,462
12,555		Union Pacific Corp	2,123,176
4,414	*	United Continental Holdings, Inc	386,446
12,252		United Parcel Service, Inc (Class B)	1,265,264
122		Universal Truckload Services, Inc	2,741
315	*	US Xpress Enterprises, Inc	1,619
1,147		Werner Enterprises, Inc	35,649
1,622	*	XPO Logistics, Inc	93,768
2,695	*	YRC Worldwide, Inc	10,861

		TOTAL TRANSPORTATION	10,299,088

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

UTILITIES - 3.2%
11,476		AES Corp	$192,338
913		Allete, Inc	75,971
4,427		Alliant Energy Corp	217,277
4,294		Ameren Corp	322,522
8,756		American Electric Power Co, Inc	770,615
819		American States Water Co	61,622
3,192		American Water Works Co, Inc	370,272
3,872		Aqua America, Inc	160,185
177	*	AquaVenture Holdings Ltd	3,535
111		Artesian Resources Corp	4,126
1,866	*,e	Atlantic Power Corp	4,516
2,085		Atmos Energy Corp	220,093
1,049		Avangrid, Inc	52,974
1,326		Avista Corp	59,140
1,043		Black Hills Corp	81,531
324	*,e	Cadiz, Inc	3,645
1,034		California Water Service Group	52,351
8,716		Centerpoint Energy, Inc	249,539
244		Chesapeake Utilities Corp	23,185
545		Clearway Energy, Inc (Class A)	8,818
1,281		Clearway Energy, Inc (Class C)	21,598
4,975		CMS Energy Corp	288,102
385		Connecticut Water Service, Inc	26,842
5,808		Consolidated Edison, Inc	509,245
420		Consolidated Water Co, Inc	5,989
14,207		Dominion Resources, Inc	1,098,485
3,221		DTE Energy Co	411,901
12,917		Duke Energy Corp	1,139,796
5,448		Edison International	367,250
767		El Paso Electric Co	50,162
3,353		Entergy Corp	345,124
4,312		Evergy, Inc	259,367
5,591		Eversource Energy	423,574
17,190		Exelon Corp	824,089
9,412		FirstEnergy Corp	402,928
133		Global Water Resources, Inc	1,388
1,922		Hawaiian Electric Industries, Inc	83,703
960		Idacorp, Inc	96,413
3,502		MDU Resources Group, Inc	90,352
640		MGE Energy, Inc	46,771
240		Middlesex Water Co	14,220
1,632		National Fuel Gas Co	86,088
1,561		New Jersey Resources Corp	77,691
8,478		NextEra Energy, Inc	1,736,803
6,737		NiSource, Inc	194,026
445		Northwest Natural Holding Co	30,927
893		NorthWestern Corp	64,430
4,986		NRG Energy, Inc	175,108
3,602		OGE Energy Corp	153,301
919		ONE Gas, Inc	82,986
751		Ormat Technologies, Inc	47,606
743		Otter Tail Corp	39,238
1,257		Pattern Energy Group, Inc	29,024
9,382	*,b	PG&E Corp	215,035
2,036		Pinnacle West Capital Corp	191,567
1,400		PNM Resources, Inc	71,274
1,712		Portland General Electric Co	92,739
12,617		PPL Corp	391,253
8,729		Public Service Enterprise Group, Inc	513,440
250	*	Pure Cycle Corp	2,650
105		RGC Resources, Inc	3,205
4,770		Sempra Energy	655,589
505		SJW Corp	30,689
1,730		South Jersey Industries, Inc	58,353

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY			VALUE

18,332		Southern Co			$1,013,393
882		Southwest Gas Corp			79,045
162	e	Spark Energy, Inc			1,813
907		Spire, Inc			76,115
2,000		TerraForm Power, Inc			28,600
2,984		UGI Corp			159,375
217		Unitil Corp			12,996
7,212		Vistra Energy Corp			163,280
5,581		WEC Energy Group, Inc			465,288
9,120		Xcel Energy, Inc			542,549
203		York Water Co			7,251

		TOTAL UTILITIES			16,934,281

		TOTAL COMMON STOCKS			520,709,316

		(Cost $253,555,813)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,666	†	Media General, Inc			0

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			0

MATERIALS - 0.0%
450	†	A Schulman, Inc			195
4,844	†	Pan American Silver Corp			1,091

		TOTAL MATERIALS			1,286

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
145		Tobira Therapeutics, Inc			9

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			9

TRANSPORTATION - 0.0%
866	e	Hertz Global Holdings, Inc			1,689

		TOTAL TRANSPORTATION			1,689

		TOTAL RIGHTS / WARRANTS			2,984

		(Cost $14,574)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 0.5%
$2,400,000		Federal Home Loan Bank (FHLB)	2.100%	07/01/19	2,400,000

		TOTAL GOVERNMENT AGENCY DEBT			2,400,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
2,678,508	c	State Street Navigator Securities Lending Government Money Market Portfolio			2,678,508

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			2,678,508

		TOTAL SHORT-TERM INVESTMENTS			5,078,508

		(Cost $5,078,508)
		TOTAL INVESTMENTS - 100.5% (Cost $258,648,895)			525,790,808
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(2,316,234)

		NET ASSETS - 100.0%			$523,474,574

TIAA-CREF LIFE FUNDS - Stock Index Fund

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,083,022.

Futures contracts outstanding as of June 30, 2019 were as follows:
Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	15	09/20/19	$2,182,654	$2,208,150	$25,496

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.3%

AUSTRIA - 1.0%
38,927		Wienerberger AG.	$960,527

		TOTAL AUSTRIA	960,527

CHINA - 0.2%
4,660		Tencent Holdings Ltd	210,815

		TOTAL CHINA	210,815

DENMARK - 4.6%
15,896		DSV AS	1,565,278
44,570		Novo Nordisk AS	2,276,511
2,325		Rockwool International AS (B Shares)	594,815

		TOTAL DENMARK	4,436,604

FRANCE - 16.9%
53,457		Accor S.A.	2,294,670
4,047		Airbus SE	572,738
37,945	e,g	ALD S.A.	593,453
71,606		Credit Agricole S.A.	854,453
18,438		Danone	1,561,186
2,518		Dassault Systemes S.A.	401,634
13,004		Essilor International S.A.	1,694,706
7,972		Legrand S.A.	582,824
11,244		Nexity	485,884
6,467		Sanofi-Aventis	558,893
39,189		Schneider Electric S.A.	3,545,934
30,181		Vinci S.A.	3,082,253

		TOTAL FRANCE	16,228,628

GERMANY - 11.1%
23,306		BASF SE	1,695,493
4,572		Continental AG.	665,770
30,776	g	Covestro AG.	1,566,792
35,771		Daimler AG. (Registered)	1,995,014
21,121		HeidelbergCement AG.	1,709,224
21,346		Lanxess AG.	1,267,728
16,266	*	Porsche AG.	1,053,784
940		Rheinmetall AG.	115,207
5,139		Siemens AG.	611,826

		TOTAL GERMANY	10,680,838

HONG KONG - 2.4%
48,648		Hong Kong Exchanges and Clearing Ltd	1,719,225
28,402		Melco Crown Entertainment Ltd (ADR)	616,891

		TOTAL HONG KONG	2,336,116

INDIA - 1.9%
26,040		HDFC Bank Ltd	922,368
28,707		Housing Development Finance Corp	911,537
14,765		Motherson Sumi Systems Ltd	26,101

		TOTAL INDIA	1,860,006

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

IRELAND - 1.6%
46,372		CRH plc	$1,515,771

		TOTAL IRELAND	1,515,771

ITALY - 6.2%
168,547		Davide Campari-Milano S.p.A	1,651,197
77,984		Mediobanca S.p.A.	804,155
282,132		UniCredit S.p.A.	3,472,715

		TOTAL ITALY	5,928,067

JAPAN - 17.2%
14,101		Aisin Seiki Co Ltd	486,416
7,096		Central Japan Railway Co	1,422,804
2,600		CyberAgent, Inc	94,750
10,700		Hitachi High-Technologies Corp	550,078
58,851		Hitachi Ltd	2,165,288
17,011		Konami Corp	800,176
38,400		Murata Manufacturing Co Ltd	1,728,796
7,321		Nintendo Co Ltd	2,686,065
28,186		Rohm Co Ltd	1,899,057
52,792		Sony Corp	2,774,217
30,983		Toyota Motor Corp	1,922,923

		TOTAL JAPAN	16,530,570

KOREA, REPUBLIC OF - 0.5%
2,314		Samsung SDI Co Ltd	474,750

		TOTAL KOREA, REPUBLIC OF	474,750

NETHERLANDS - 2.8%
1,542	*,g	Adyen NV	1,189,476
44,125		Royal Dutch Shell plc (A Shares)	1,440,133

		TOTAL NETHERLANDS	2,629,609

SPAIN - 0.9%
50,464		Siemens Gamesa Renewable Energy	838,754

		TOTAL SPAIN	838,754

SWEDEN - 3.5%
67,473		Electrolux AB (Series B)	1,729,571
93,500	e	Hennes & Mauritz AB (B Shares)	1,661,132

		TOTAL SWEDEN	3,390,703

SWITZERLAND - 7.6%
476		Burckhardt Compression Holding AG.	126,517
207,912		Credit Suisse Group	2,488,535
365		Geberit AG.	170,611
5,828		Lonza Group AG.	1,967,491
8,321		Roche Holding AG.	2,339,762
623		Sika AG.	106,435

		TOTAL SWITZERLAND	7,199,351

UNITED KINGDOM - 19.9%
79,784		BAE Systems plc	501,433
190,623		CNH Industrial NV	1,958,315
16,550		Experian Group Ltd	501,292
22,752		Linde plc (Xetra)	4,569,878
3,772,600		Lloyds TSB Group plc	2,709,551
37,102		Reckitt Benckiser Group plc	2,929,376
25,013		Schroders plc	970,338

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY			VALUE

1,006,735		Tesco plc			$2,902,086
115,709		Travis Perkins plc			1,871,432
10,809		Weir Group plc			212,681

		TOTAL UNITED KINGDOM			19,126,382

		TOTAL COMMON STOCKS			94,347,491

		(Cost $98,374,198)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.4%

GOVERNMENT AGENCY DEBT - 2.5%
$2,355,000		Federal Home Loan Bank (FHLB)	2.100%	07/01/19	2,355,000

		TOTAL GOVERNMENT AGENCY DEBT			2,355,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
881,937	c	State Street Navigator Securities Lending Government Money Market Portfolio			881,937

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			881,937

		TOTAL SHORT-TERM INVESTMENTS			3,236,937

		(Cost $3,236,937)
		TOTAL INVESTMENTS - 101.7%			97,584,428
		(Cost $101,611,135)
		OTHER ASSETS & LIABILITIES, NET - (1.7)%			(1,570,426)

		NET ASSETS - 100.0%			$96,014,002

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $833,472.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/19, the aggregate value of these securities was $3,349,721 or 3.5% of net assets.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

June 30, 2019

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$18,868,168	19.8%
CONSUMER DISCRETIONARY	16,921,194	17.6
FINANCIALS	14,852,877	15.5
MATERIALS	13,391,849	13.9
CONSUMER STAPLES	9,043,844	9.4
INFORMATION TECHNOLOGY	8,409,080	8.8
HEALTH CARE	7,142,657	7.4
COMMUNICATION SERVICES	3,791,806	3.9
ENERGY	1,440,132	1.5
REAL ESTATE	485,884	0.5
SHORT-TERM INVESTMENTS	3,236,937	3.4
OTHER ASSETS & LIABILITIES, NET	(1,570,426)	(1.7)

NET ASSETS	$96,014,002	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.2%

CAPITAL GOODS - 0.1%
$ 98,995	i	TransDigm, Inc	LIBOR 3 M + 2.500%	4.830%	08/22/24	$96,850

		TOTAL CAPITAL GOODS				96,850

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
71,587	i	ProQuest LLC	LIBOR 1 M + 3.250%	5.650	10/24/21	71,319
49,368	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.850	11/14/22	48,327

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				119,646

CONSUMER DURABLES & APPAREL - 0.1%
99,000	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	4.150	04/25/25	96,595

		TOTAL CONSUMER DURABLES & APPAREL				96,595

CONSUMER SERVICES - 0.1%
96,295	i	KUEHG Corp	LIBOR 3 M + 3.750%	6.080	02/21/25	95,813
98,997	i	Las Vegas Sands LLC	LIBOR 1 M + 1.750%	4.150	03/27/25	98,176
49,622	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	5.230	08/14/24	48,830

		TOTAL CONSUMER SERVICES				242,819

ENERGY - 0.0%
15,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.780	12/31/21	15,195

		TOTAL ENERGY				15,195

FOOD, BEVERAGE & TOBACCO - 0.0%
29,108	i	Hostess Brands LLC	LIBOR 1 and 3 M + 2.250%	4.830	08/03/22	28,896

		TOTAL FOOD, BEVERAGE & TOBACCO				28,896

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
95,179	i	DaVita HealthCare Partners, Inc	LIBOR 1 W + 2.750%	5.140	06/24/21	95,000
99,126	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	6.150	10/10/25	87,355
34,060	i	Greatbatch Ltd	LIBOR 1 M + 3.000%	5.420	10/27/22	34,084
41,059	i	NMN Holdings III Corp	LIBOR 1 M + 3.750%	6.150	11/13/25	40,546

		TOTAL HEALTH CARE EQUIPMENT & SERVICES				256,985

INSURANCE - 0.1%
99,000	i	Acrisure LLC	LIBOR 3 M + 3.750%	6.270	11/22/23	98,134

		TOTAL INSURANCE				98,134

MATERIALS - 0.1%
99,750	i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	4.830	03/01/26	98,317
23,815	i	Plaze, Inc	LIBOR 1 M + 3.500%	5.940	07/29/22	23,667
99,750	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.250%	5.670	10/01/25	98,046

		TOTAL MATERIALS				220,030

MEDIA & ENTERTAINMENT - 0.1%
96,285	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	6.080	07/08/22	92,829
38,713	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.650	03/24/25	38,406
49,241	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.410	10/04/23	48,733

		TOTAL MEDIA & ENTERTAINMENT				179,968

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
$ 91,869	i	Valeant Pharmaceuticals International, Inc	LIBOR 1 M + 3.000%	5.410%	06/02/25	$91,811

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				91,811

REAL ESTATE - 0.1%
99,250	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	5.650	08/21/25	98,795
99,231	i	MGM Growth Properties LLC	LIBOR 1 M + 2.000%	4.400	03/23/25	98,533

		TOTAL REAL ESTATE				197,328

SOFTWARE & SERVICES - 0.2%
75,000	i	Dun & Bradstreet Corp	LIBOR 1 M + 5.000%	7.400	02/06/26	74,977
143,750	i	Mitchell International, Inc	LIBOR 1 M + 3.250%	5.650	11/29/24	136,948
98,992	i	NeuStar, Inc	LIBOR 1 M + 3.500%	5.900	08/08/24	95,775

		TOTAL SOFTWARE & SERVICES				307,700

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
99,244	i	Dell International LLC	LIBOR 1 M + 2.000%	4.410	09/07/23	98,691
91,907	i	Plantronics, Inc	LIBOR 1 M + 2.500%	4.900	07/02/25	91,256
64,228	i	Sensata Technologies BV	LIBOR 2 M + 1.750%	4.250	10/14/21	64,295

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				254,242

TELECOMMUNICATION SERVICES - 0.0%
49,113	i	CNT Holdings III Corp	LIBOR 3 M + 3.250%	5.450	01/22/23	48,514

		TOTAL TELECOMMUNICATION SERVICES				48,514

TRANSPORTATION - 0.0%
48,990	i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.390	12/14/23	48,194

		TOTAL TRANSPORTATION				48,194

		TOTAL BANK LOAN OBLIGATIONS				2,302,907

		(Cost $2,341,529)

BONDS - 95.8%

CORPORATE BONDS - 32.3%

AUTOMOBILES & COMPONENTS - 0.4%
100,000		Aptiv plc		4.350	03/15/29	105,340
100,000	g	Dana Financing Luxembourg Sarl		6.500	06/01/26	105,125
100,000		General Motors Co		4.200	10/01/27	100,700
125,000		General Motors Co		5.200	04/01/45	120,154
200,000	g	Hyundai Capital America		2.750	09/27/26	188,410
175,000		Magna International, Inc		3.625	06/15/24	183,095

		TOTAL AUTOMOBILES & COMPONENTS				802,824

BANKS - 5.8%
200,000	g	Akbank TAS		7.200	03/16/27	176,876
200,000	g	Banco del Estado de Chile		2.668	01/08/21	200,002
200,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	200,800
200,000		Banco Santander S.A.		3.800	02/23/28	204,214
300,000		Bank of America Corp		2.151	11/09/20	299,023
200,000		Bank of America Corp		3.875	08/01/25	213,929
300,000		Bank of America Corp		3.248	10/21/27	307,249
125,000		Bank of America Corp		3.419	12/20/28	128,722
400,000		Bank of America Corp		3.974	02/07/30	428,391
225,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		2.350	09/08/19	224,941
200,000		Barclays plc		4.338	05/16/24	206,501
125,000		Barclays plc		3.650	03/16/25	125,618
200,000	g	BNG Bank NV		2.625	02/27/24	206,138
175,000		Capital One Bank USA NA		2.650	08/08/22	175,862

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 360,000		Capital One Bank USA NA		3.375%	02/15/23	$367,083
750,000		Citigroup, Inc		3.200	10/21/26	765,252
175,000		Citigroup, Inc		4.300	11/20/26	185,771
200,000		Citigroup, Inc		3.668	07/24/28	208,629
100,000		Citizens Bank NA		2.650	05/26/22	100,743
250,000	g	Cooperatieve Rabobank UA		3.875	09/26/23	263,607
250,000		Cooperatieve Rabobank UA		3.750	07/21/26	255,142
150,000	g	Credit Agricole S.A.		3.250	10/04/24	152,912
125,000		Discover Bank		3.200	08/09/21	126,815
150,000		Discover Bank		3.450	07/27/26	152,545
100,000		HSBC Holdings plc		3.262	03/13/23	101,728
200,000		HSBC Holdings plc		3.033	11/22/23	202,430
350,000		HSBC Holdings plc		4.292	09/12/26	372,119
200,000		HSBC Holdings plc		4.375	11/23/26	211,351
200,000		HSBC Holdings plc		4.041	03/13/28	210,002
250,000		Huntington National Bank		2.500	08/07/22	251,427
200,000	g	ING Groep NV		4.625	01/06/26	218,051
200,000		JPMorgan Chase & Co		2.776	04/25/23	201,887
150,000		JPMorgan Chase & Co		2.700	05/18/23	151,481
350,000		JPMorgan Chase & Co		3.200	06/15/26	360,057
175,000		JPMorgan Chase & Co		2.950	10/01/26	178,070
500,000		JPMorgan Chase & Co		3.702	05/06/30	526,965
100,000		JPMorgan Chase & Co		3.882	07/24/38	104,726
80,000		KeyBank NA		2.500	12/15/19	80,013
100,000		Mitsubishi UFJ Financial Group, Inc		3.741	03/07/29	107,253
125,000		MUFG Americas Holdings Corp		3.500	06/18/22	128,875
200,000		Royal Bank of Canada		3.700	10/05/23	210,635
200,000		Santander Holdings USA, Inc		3.400	01/18/23	202,877
100,000		Santander Holdings USA, Inc		4.400	07/13/27	104,307
300,000	g	Skandinaviska Enskilda Banken AB		2.625	11/17/20	300,990
150,000		Sumitomo Mitsui Banking Corp		2.450	01/16/20	150,029
250,000		Sumitomo Mitsui Financial Group, Inc		2.442	10/19/21	250,392
100,000		SunTrust Bank		4.050	11/03/25	107,802
100,000		SunTrust Bank, Inc		2.750	05/01/23	100,710
250,000		Toronto-Dominion Bank		1.850	09/11/20	249,226
100,000		Toronto-Dominion Bank		3.625	09/15/31	101,864
200,000	g	Turkiye Is Bankasi		5.500	04/21/22	191,976
200,000	g	UBS AG.		2.450	12/01/20	200,188
200,000	g,i	United Overseas Bank Ltd	LIBOR 3 M + 0.480%	3.072	04/23/21	200,418
150,000		Westpac Banking Corp		4.322	11/23/31	155,237

		TOTAL BANKS				11,609,851

CAPITAL GOODS - 0.9%
50,000	g	Anixter, Inc		6.000	12/01/25	54,250
50,000	g	Cleaver-Brooks, Inc		7.875	03/01/23	47,948
150,000		General Electric Co		4.125	10/09/42	138,014
100,000		Ingersoll-Rand Luxembourg Finance S.A.		3.800	03/21/29	104,872
100,000		Lam Research Corp		4.000	03/15/29	106,444
150,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	150,067
200,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	206,512
125,000		Parker-Hannifin Corp		3.250	06/14/29	129,592
50,000		Parker-Hannifin Corp		4.000	06/14/49	52,773
125,000	g	Rolls-Royce plc		2.375	10/14/20	124,783
100,000	g	Rolls-Royce plc		3.625	10/14/25	103,460
125,000		Roper Technologies, Inc		3.800	12/15/26	130,478
100,000		Textron, Inc		3.875	03/01/25	104,603
250,000		United Technologies Corp		4.125	11/16/28	274,515

		TOTAL CAPITAL GOODS				1,728,311

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
50,000	g	Prime Security Services Borrower LLC		5.750	04/15/26	51,625
350,000		Republic Services, Inc		3.550	06/01/22	361,103

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 290,000		Republic Services, Inc	2.900%	07/01/26	$291,430
75,000		United Rentals North America, Inc	5.500	07/15/25	78,094
100,000		Waste Management, Inc	2.950	06/15/24	102,819
175,000		Waste Management, Inc	3.150	11/15/27	180,620
125,000		Waste Management, Inc	3.450	06/15/29	131,464
50,000		Waste Management, Inc	4.100	03/01/45	54,501
100,000		Waste Management, Inc	4.150	07/15/49	109,803

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,361,459

CONSUMER SERVICES - 0.4%
500,000		Anheuser-Busch Cos LLC	3.650	02/01/26	525,886
60,000		Boyd Gaming Corp	6.000	08/15/26	63,075
60,000	g	International Game Technology plc	6.250	01/15/27	65,625
200,000		Sands China Ltd	5.125	08/08/25	214,384
70,000		Speedway Motorsports, Inc	5.125	02/01/23	70,350

		TOTAL CONSUMER SERVICES			939,320

DIVERSIFIED FINANCIALS - 2.9%
120,000		AerCap Ireland Capital DAC	3.500	01/15/25	120,638
100,000		Ameriprise Financial, Inc	3.000	03/22/22	101,803
100,000		Bank of Montreal	3.803	12/15/32	101,411
125,000		Berkshire Hathaway, Inc	3.125	03/15/26	129,817
75,000	g	BPCE S.A.	4.000	09/12/23	78,378
200,000	g	Credit Suisse Group AG.	2.997	12/14/23	201,622
200,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	207,333
150,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	156,572
175,000		Deutsche Bank AG.	3.950	02/27/23	175,525
150,000		Ford Motor Credit Co LLC	3.096	05/04/23	147,748
200,000		GE Capital International Funding Co	3.373	11/15/25	202,336
125,000		General Motors Financial Co, Inc	3.950	04/13/24	127,650
100,000		General Motors Financial Co, Inc	5.650	01/17/29	109,628
300,000		Goldman Sachs Group, Inc	3.500	01/23/25	310,207
150,000		Goldman Sachs Group, Inc	3.691	06/05/28	154,910
100,000		Goldman Sachs Group, Inc	3.814	04/23/29	104,139
100,000		Goldman Sachs Group, Inc	4.017	10/31/38	102,942
125,000		Goldman Sachs Group, Inc	4.800	07/08/44	143,864
100,000		Icahn Enterprises LP	6.250	02/01/22	102,750
250,000	g	ICICI Bank Ltd	3.800	12/14/27	250,378
100,000		International Lease Finance Corp	5.875	08/15/22	108,896
150,000		Morgan Stanley	3.125	01/23/23	153,330
250,000		Morgan Stanley	3.737	04/24/24	260,589
600,000		Morgan Stanley	3.125	07/27/26	611,160
200,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	213,893
150,000		Synchrony Financial	4.250	08/15/24	156,214
125,000		TD Ameritrade Holding Corp	3.300	04/01/27	128,915
200,000	g	UBS Group Funding Switzerland AG.	2.859	08/15/23	201,823
175,000		Unilever Capital Corp	2.900	05/05/27	178,910
200,000	g	United Overseas Bank Ltd	3.750	04/15/29	206,205
150,000		Wells Fargo & Co	3.750	01/24/24	157,642
100,000		Wells Fargo & Co	3.550	09/29/25	104,336
300,000		Wells Fargo & Co	3.000	04/22/26	303,363

		TOTAL DIVERSIFIED FINANCIALS			5,814,927

ENERGY - 3.1%
75,000	g	Antero Midstream Partners LP	5.750	03/01/27	75,000
100,000	g	APT Pipelines Ltd	4.250	07/15/27	104,850
100,000		BP Capital Markets America, Inc	2.520	09/19/22	100,759
300,000		BP Capital Markets America, Inc	3.796	09/21/25	319,966
125,000		BP Capital Markets plc	3.279	09/19/27	129,105
100,000	g	Cheniere Energy Partners LP	5.625	10/01/26	105,500
100,000		Cimarex Energy Co	3.900	05/15/27	102,720

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Cimarex Energy Co	4.375%	03/15/29	$106,129
125,000		Concho Resources, Inc	3.750	10/01/27	129,499
50,000		Ecopetrol S.A.	5.875	09/18/23	55,375
60,000		Ecopetrol S.A.	5.875	05/28/45	66,354
100,000		Enbridge, Inc	3.700	07/15/27	103,237
100,000		Energy Transfer Operating LP	5.250	04/15/29	111,829
100,000		Energy Transfer Operating LP	6.250	04/15/49	118,367
150,000		Energy Transfer Partners LP	4.750	01/15/26	160,660
150,000		Energy Transfer Partners LP	4.950	06/15/28	163,922
100,000		Enterprise Products Operating LLC	3.700	02/15/26	105,811
100,000	h	Enterprise Products Operating LLC	3.125	07/31/29	100,516
100,000		Enterprise Products Operating LLC	4.250	02/15/48	103,456
100,000	h	Enterprise Products Operating LLC	4.200	01/31/50	102,719
75,000		Exterran Partners LP	6.000	10/01/22	75,937
150,000		Marathon Oil Corp	2.700	06/01/20	150,130
125,000		MPLX LP	4.000	03/15/28	129,752
225,000		MPLX LP	4.500	04/15/38	226,962
125,000		MPLX LP	4.700	04/15/48	127,862
150,000		Noble Energy, Inc	3.850	01/15/28	153,441
150,000		Noble Energy, Inc	5.050	11/15/44	159,394
100,000		ONE Gas, Inc	3.610	02/01/24	104,488
100,000		ONEOK, Inc	4.000	07/13/27	103,888
225,000		ONEOK, Inc	4.350	03/15/29	240,436
100,000		Petrobras Global Finance BV	5.999	01/27/28	106,300
50,000		Petrobras Global Finance BV	7.250	03/17/44	55,926
75,000		Petroleos Mexicanos	6.375	02/04/21	76,950
65,000		Petroleos Mexicanos	3.500	01/30/23	61,679
80,000		Petroleos Mexicanos	4.250	01/15/25	73,956
100,000		Petroleos Mexicanos	6.500	03/13/27	98,620
50,000		Petroleos Mexicanos	5.350	02/12/28	45,505
25,000		Petroleos Mexicanos	6.500	01/23/29	24,188
175,000		Phillips 66 Partners LP	3.550	10/01/26	178,109
100,000		Phillips 66 Partners LP	4.900	10/01/46	106,438
250,000	g	Reliance Industries Ltd	3.667	11/30/27	252,092
175,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	183,717
125,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	128,721
25,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	26,559
25,000		Targa Resources Partners LP	5.875	04/15/26	26,500
25,000	g	Targa Resources Partners LP	6.500	07/15/27	27,250
350,000		TransCanada PipeLines Ltd	4.250	05/15/28	377,900
40,000		USA Compression Partners LP	6.875	04/01/26	42,296
25,000	g	USA Compression Partners LP	6.875	09/01/27	26,253
25,000		Vale Overseas Ltd	6.875	11/21/36	30,031
75,000		Williams Partners LP	3.600	03/15/22	76,994
75,000		Williams Partners LP	4.900	01/15/45	78,988
150,000	g	YPF S.A.	6.950	07/21/27	136,080

		TOTAL ENERGY			6,079,116

FOOD & STAPLES RETAILING - 1.2%
100,000		Albertsons Cos LLC	6.625	06/15/24	103,625
175,000		CVS Health Corp	3.700	03/09/23	180,661
275,000		CVS Health Corp	2.875	06/01/26	269,969
300,000		CVS Health Corp	4.300	03/25/28	316,179
400,000		CVS Health Corp	4.780	03/25/38	416,908
200,000		CVS Health Corp	5.050	03/25/48	212,713
140,000		Ingles Markets, Inc	5.750	06/15/23	143,150
100,000		Kroger Co	3.700	08/01/27	103,017
100,000		Kroger Co	4.500	01/15/29	108,835
450,000		Walmart, Inc	3.700	06/26/28	491,180
125,000		Walmart, Inc	3.950	06/28/38	139,149

		TOTAL FOOD & STAPLES RETAILING			2,485,386

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD, BEVERAGE & TOBACCO - 1.2%
$ 100,000		Altria Group, Inc	4.400%	02/14/26	$106,897
100,000		Altria Group, Inc	5.950	02/14/49	113,724
123,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	123,644
135,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	139,275
125,000		Anheuser-Busch InBev Worldwide, Inc	4.150	01/23/25	135,275
300,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	339,829
100,000		Anheuser-Busch InBev Worldwide, Inc	5.450	01/23/39	118,797
25,000		ConAgra Brands, Inc	4.850	11/01/28	27,668
75,000		ConAgra Brands, Inc	5.300	11/01/38	81,452
100,000		Constellation Brands, Inc	4.400	11/15/25	108,853
200,000		Constellation Brands, Inc	3.600	02/15/28	206,139
200,000		Diageo Capital plc	3.500	09/18/23	209,241
200,000		Diageo Capital plc	3.875	05/18/28	218,514
100,000		Kellogg Co	3.400	11/15/27	101,789
100,000		Tyson Foods, Inc	3.900	09/28/23	105,333
100,000		Tyson Foods, Inc	3.550	06/02/27	103,591
100,000		Tyson Foods, Inc	5.100	09/28/48	112,786

		TOTAL FOOD, BEVERAGE & TOBACCO			2,352,807

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
163,000		Becton Dickinson and Co	3.700	06/06/27	170,252
100,000		Boston Scientific Corp	4.000	03/01/29	108,109
200,000		Children’s Hospital Medic	4.268	05/15/44	225,517
100,000		Covidien International Finance S.A.	3.200	06/15/22	102,736
250,000		Dartmouth-Hitchcock Health	4.178	08/01/48	269,399
160,000		HCA, Inc	5.625	09/01/28	173,200
20,000		HCA, Inc	5.875	02/01/29	21,925
100,000		HCA, Inc	5.500	06/15/47	106,730
14,000		Medtronic, Inc	4.625	03/15/45	16,947
175,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	176,169
100,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	103,155
55,000		Zimmer Holdings, Inc	3.550	04/01/25	56,668

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,530,807

INSURANCE - 1.5%
100,000		ACE INA Holdings, Inc	2.875	11/03/22	101,821
100,000		American Financial Group, Inc	3.500	08/15/26	100,567
200,000		American International Group, Inc	3.900	04/01/26	209,232
175,000		Aon plc	3.500	06/14/24	182,198
100,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	112,375
100,000		CNA Financial Corp	3.950	05/15/24	105,478
100,000		CNA Financial Corp	3.450	08/15/27	101,449
100,000		CNA Financial Corp	3.900	05/01/29	105,105
100,000		Hartford Financial Services Group, Inc	4.300	04/15/43	105,620
100,000		Humana, Inc	3.950	03/15/27	103,844
100,000	g	Liberty Mutual Group, Inc	4.500	06/15/49	104,897
100,000		Lincoln National Corp	3.800	03/01/28	104,926
100,000		MetLife, Inc	3.600	11/13/25	106,184
100,000		Principal Financial Group, Inc	3.700	05/15/29	104,732
175,000		Prudential Financial, Inc	3.878	03/27/28	190,163
100,000	g	Prudential Funding LLC	6.750	09/15/23	115,402
200,000		Reinsurance Group of America, Inc	3.900	05/15/29	207,501
100,000		Verisk Analytics, Inc	4.125	03/15/29	107,493
500,000	g,i	Vitality Re IX Ltd	3.687	01/10/22	498,350
250,000	g,i	Vitality Re X Ltd	3.837	01/10/23	250,425
25,000		WR Berkley Corp	5.375	09/15/20	25,883

		TOTAL INSURANCE			3,043,645

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MATERIALS - 1.1%
$ 100,000		ArcelorMittal	6.250%	02/25/22	$108,491
200,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	210,400
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	206,952
100,000	g	CRH America Finance, Inc	3.400	05/09/27	99,750
50,000		Dow Chemical Co	4.375	11/15/42	50,519
55,000		DowDuPont, Inc	4.725	11/15/28	62,127
125,000		DowDuPont, Inc	5.319	11/15/38	146,642
250,000		International Paper Co	4.350	08/15/48	245,013
100,000	g	James Hardie International Finance DAC	4.750	01/15/25	102,000
100,000	g	Midwest Connector Capital Co LLC	3.900	04/01/24	104,015
100,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	107,122
100,000		Nutrien Ltd	3.375	03/15/25	102,452
60,000	g	OCI NV	6.625	04/15/23	62,316
80,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	86,284
100,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	107,395
200,000	g	SABIC Capital II BV	4.000	10/10/23	207,762
100,000		Westlake Chemical Corp	3.600	08/15/26	101,535

		TOTAL MATERIALS			2,110,775

MEDIA & ENTERTAINMENT - 1.7%
25,000		CBS Corp	2.900	06/01/23	25,212
100,000		CBS Corp	3.375	02/15/28	99,540
75,000		Charter Communications Operating LLC	3.579	07/23/20	75,662
375,000		Charter Communications Operating LLC	4.908	07/23/25	406,894
100,000		Charter Communications Operating LLC	5.375	05/01/47	105,222
150,000	h	Charter Communications Operating LLC	5.125	07/01/49	152,007
100,000		Comcast Corp	3.700	04/15/24	106,085
200,000		Comcast Corp	3.950	10/15/25	215,649
300,000		Comcast Corp	2.350	01/15/27	292,511
150,000		Comcast Corp	3.150	02/15/28	153,906
150,000		Comcast Corp	4.150	10/15/28	165,331
300,000		Comcast Corp	3.200	07/15/36	291,405
100,000		Discovery Communications LLC	2.950	03/20/23	100,886
100,000		Discovery Communications LLC	3.950	03/20/28	103,061
100,000	g	Gray Escrow, Inc	7.000	05/15/27	108,500
35,000		Grupo Televisa SAB	6.625	01/15/40	41,825
40,000		Meredith, Corp	6.875	02/01/26	42,445
50,000	g	Nielsen Finance LLC	5.000	04/15/22	49,938
80,000	g	Tegna, Inc	5.500	09/15/24	82,000
75,000		Time Warner Cable, Inc	5.875	11/15/40	81,058
50,000		Viacom, Inc	5.850	09/01/43	58,991
500,000	g	Walt Disney Co	3.000	09/15/22	511,908
50,000	g	Walt Disney Co	6.900	08/15/39	73,625

		TOTAL MEDIA & ENTERTAINMENT			3,343,661

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
100,000		Abbott Laboratories	3.875	09/15/25	107,779
227,000		Abbott Laboratories	3.750	11/30/26	245,332
100,000		Abbott Laboratories	5.300	05/27/40	123,248
100,000		AbbVie, Inc	2.850	05/14/23	100,678
150,000		AbbVie, Inc	3.200	05/14/26	151,895
200,000		AbbVie, Inc	4.250	11/14/28	213,605
125,000		AbbVie, Inc	4.400	11/06/42	123,659
50,000		AbbVie, Inc	4.450	05/14/46	49,051
100,000		AstraZeneca plc	3.125	06/12/27	102,189
150,000		AstraZeneca plc	4.000	01/17/29	163,812
100,000	g	Bristol-Myers Squibb Co	3.400	07/26/29	104,588
100,000	g	Bristol-Myers Squibb Co	4.250	10/26/49	110,068
75,000		Celgene Corp	3.875	08/15/25	80,342

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 275,000		Celgene Corp	3.450%	11/15/27	$286,561
100,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	109,401
150,000		Johnson & Johnson	2.900	01/15/28	154,662
100,000		Johnson & Johnson	3.400	01/15/38	104,116
175,000		Novartis Capital Corp	3.000	11/20/25	180,534
150,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	116,625
21,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	21,168

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,649,313

REAL ESTATE - 2.1%
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	104,863
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	105,119
100,000		American Tower Corp	3.000	06/15/23	100,930
100,000		American Tower Corp	2.950	01/15/25	100,732
50,000		American Tower Corp	3.375	10/15/26	50,842
150,000		American Tower Corp	3.800	08/15/29	154,610
150,000		Brandywine Operating Partnership LP	4.100	10/01/24	156,215
100,000		Brandywine Operating Partnership LP	3.950	11/15/27	103,061
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	205,963
160,000		Brixmor Operating Partnership LP	4.125	06/15/26	165,329
75,000		Brixmor Operating Partnership LP	3.900	03/15/27	76,524
100,000		Camden Property Trust	3.150	07/01/29	101,546
110,000		Crown Castle International Corp	4.875	04/15/22	116,953
50,000		Crown Castle International Corp	3.700	06/15/26	51,906
87,000		DDR Corp	3.625	02/01/25	87,991
50,000		Digital Realty Trust LP	3.700	08/15/27	51,365
100,000		Duke Realty LP	3.250	06/30/26	101,599
100,000		Equity One, Inc	3.750	11/15/22	103,750
75,000		Essex Portfolio LP	3.375	01/15/23	76,607
100,000	h	HCP, Inc	3.500	07/15/29	100,432
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	102,228
175,000		Healthcare Realty Trust, Inc	3.875	05/01/25	180,632
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	102,197
125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	126,238
100,000		Liberty Property LP	4.375	02/01/29	108,182
100,000		Mid-America Apartments LP	4.300	10/15/23	106,278
125,000		Mid-America Apartments LP	3.750	06/15/24	130,033
100,000		Mid-America Apartments LP	3.600	06/01/27	103,180
50,000		National Retail Properties, Inc	3.800	10/15/22	51,855
100,000		National Retail Properties, Inc	3.300	04/15/23	102,146
100,000		National Retail Properties, Inc	4.000	11/15/25	105,439
150,000		Regency Centers LP	3.900	11/01/25	157,538
200,000		Regency Centers LP	3.600	02/01/27	206,496
50,000		Weingarten Realty Investors	3.375	10/15/22	50,783
100,000		Weingarten Realty Investors	3.500	04/15/23	101,935
100,000		Weingarten Realty Investors	4.450	01/15/24	105,382
100,000		Weingarten Realty Investors	3.850	06/01/25	102,458
100,000		Weingarten Realty Investors	3.250	08/15/26	97,284

		TOTAL REAL ESTATE			4,156,621

RETAILING - 0.2%
25,000		Asbury Automotive Group, Inc	6.000	12/15/24	25,875
50,000		AutoNation, Inc	3.800	11/15/27	48,989
125,000		O’Reilly Automotive, Inc	3.600	09/01/27	128,469
125,000		Target Corp	3.625	04/15/46	128,217

		TOTAL RETAILING			331,550

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
$ 300,000		Intel Corp	2.875%	05/11/24	$308,641
70,000		Intel Corp	2.600	05/19/26	70,441
25,000		Intel Corp	3.734	12/08/47	26,085
100,000	g	NXP BV	3.875	06/18/26	102,530
100,000		Texas Instruments, Inc	2.625	05/15/24	101,789
25,000		Texas Instruments, Inc	4.150	05/15/48	28,500

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			637,986

SOFTWARE & SERVICES - 1.3%
100,000		Fidelity National Information Services, Inc	3.750	05/21/29	106,172
250,000		Fiserv, Inc	2.750	07/01/24	251,654
150,000		Fiserv, Inc	3.500	07/01/29	153,820
100,000		IHS Markit Ltd	4.125	08/01/23	103,960
100,000		IHS Markit Ltd	4.250	05/01/29	105,371
500,000		International Business Machines Corp	3.500	05/15/29	522,674
400,000		Microsoft Corp	2.400	08/08/26	401,726
100,000		Microsoft Corp	4.100	02/06/37	114,045
110,000		Microsoft Corp	3.700	08/08/46	118,317
125,000		Oracle Corp	2.500	05/15/22	126,298
175,000		Oracle Corp	2.650	07/15/26	175,772
100,000		Oracle Corp	3.800	11/15/37	105,786
125,000		Oracle Corp	4.000	11/15/47	134,178
100,000		salesforce.com, Inc	3.700	04/11/28	107,763

		TOTAL SOFTWARE & SERVICES			2,527,536

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
200,000		Amphenol Corp	3.125	09/15/21	202,871
100,000		Amphenol Corp	4.350	06/01/29	108,482
275,000		Apple, Inc	2.450	08/04/26	274,413
500,000		Apple, Inc	3.200	05/11/27	521,090
75,000		Broadcom Corp	3.875	01/15/27	73,528
250,000		Cisco Systems, Inc	1.850	09/20/21	248,454
100,000		Corning, Inc	4.375	11/15/57	97,121
225,000	g	Dell International LLC	4.420	06/15/21	231,717
100,000	g	Dell International LLC	5.300	10/01/29	105,241
100,000		L-3 Technologies, Inc	3.850	06/15/23	104,301

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,967,218

TELECOMMUNICATION SERVICES - 2.0%
250,000		AT&T, Inc	3.400	05/15/25	256,862
175,000		AT&T, Inc	3.600	07/15/25	181,365
100,000		AT&T, Inc	3.800	02/15/27	103,892
550,000		AT&T, Inc	4.350	03/01/29	590,033
300,000		AT&T, Inc	4.300	02/15/30	320,355
150,000		AT&T, Inc	4.500	05/15/35	157,061
100,000		AT&T, Inc	4.500	03/09/48	102,451
200,000	g	Bharti Airtel Ltd	4.375	06/10/25	201,833
200,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	208,500
50,000		Deutsche Telekom International Finance BV	8.750	06/15/30	71,963
200,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	215,854
50,000		Orange S.A.	5.375	01/13/42	60,409
100,000		Telefonica Emisiones SAU	4.103	03/08/27	106,187
50,000		T-Mobile USA, Inc	6.375	03/01/25	51,925
14,000		Verizon Communications, Inc	3.376	02/15/25	14,609
533,000		Verizon Communications, Inc	4.329	09/21/28	589,410
100,000		Verizon Communications, Inc	3.875	02/08/29	107,208
86,000	g	Verizon Communications, Inc	4.016	12/03/29	93,148
258,000		Verizon Communications, Inc	4.272	01/15/36	279,203
100,000		Verizon Communications, Inc	4.522	09/15/48	111,689
150,000		Vodafone Group plc	4.375	05/30/28	161,998

		TOTAL TELECOMMUNICATION SERVICES			3,985,955

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 1.0%
$ 100,000		CSX Corp	3.800%	03/01/28	$107,457
100,000		CSX Corp	4.250	03/15/29	111,325
100,000		CSX Corp	3.800	11/01/46	101,244
200,000		CSX Corp	4.300	03/01/48	216,577
200,000		Delta Air Lines, Inc	3.625	03/15/22	203,352
125,000		Delta Air Lines, Inc	3.800	04/19/23	128,275
100,000		FedEx Corp	4.100	02/01/45	95,360
100,000		FedEx Corp	4.050	02/15/48	95,864
200,000		Kansas City Southern	2.350	05/15/20	199,575
175,000		Northrop Grumman Corp	3.250	01/15/28	179,556
100,000		Northrop Grumman Corp	4.030	10/15/47	106,401
200,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	208,982
100,000		Union Pacific Corp	3.950	09/10/28	109,465
125,000		Union Pacific Corp	4.500	09/10/48	141,780

		TOTAL TRANSPORTATION			2,005,213

UTILITIES - 1.4%
100,000		AEP Transmission Co LLC	3.100	12/01/26	101,566
100,000		AEP Transmission Co LLC	4.000	12/01/46	104,508
100,000		American Water Capital Corp	3.000	12/01/26	99,991
100,000		American Water Capital Corp	4.000	12/01/46	101,928
150,000		American Water Capital Corp	3.750	09/01/47	151,205
125,000		Baltimore Gas & Electric Co	3.750	08/15/47	127,516
50,000		Berkshire Hathaway Energy Co	3.250	04/15/28	51,600
200,000		Black Hills Corp	4.250	11/30/23	211,657
100,000		Black Hills Corp	3.150	01/15/27	99,281
175,000		Exelon Generation Co LLC	3.400	03/15/22	179,263
100,000		Florida Power & Light Co	3.990	03/01/49	109,565
93,000		Fortis, Inc	3.055	10/04/26	92,277
100,000		Indiana Michigan Power Co	3.750	07/01/47	100,956
200,000	g	Israel Electric Corp Ltd	4.250	08/14/28	207,911
125,000		MidAmerican Energy Co	3.650	08/01/48	128,848
200,000	g	Minejesa Capital BV	4.625	08/10/30	202,154
50,000		NRG Energy, Inc	5.750	01/15/28	53,625
125,000		Ohio Power Co	4.150	04/01/48	136,332
125,000		Ohio Power Co	4.000	06/01/49	134,495
175,000		PSEG Power LLC	3.850	06/01/23	182,272
150,000		Southwest Gas Corp	3.700	04/01/28	158,457
55,000		Virginia Electric & Power Co	2.950	01/15/22	55,758
75,000		Virginia Electric & Power Co	2.950	11/15/26	76,207
50,000		Virginia Electric & Power Co	3.500	03/15/27	52,659

		TOTAL UTILITIES			2,920,031

		TOTAL CORPORATE BONDS			64,384,312

		(Cost $61,658,157)

GOVERNMENT BONDS - 44.7%

AGENCY SECURITIES - 0.2%
400,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	400,013

		TOTAL AGENCY SECURITIES			400,013

FOREIGN GOVERNMENT BONDS - 2.6%
200,000		Argentina Republic Government International Bond	5.625	01/26/22	168,602
200,000	g	Bermuda Government International Bond	3.717	01/25/27	203,752
250,000	g	Bermuda Government International Bond	4.750	02/15/29	275,625
150,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	149,675
200,000		Colombia Government International Bond	5.000	06/15/45	220,700
200,000	g	Costa Rica Government International Bond	7.158	03/12/45	200,502
225,000	g	Ecuador Government International Bond	9.650	12/13/26	243,565
200,000	g	Egypt Government International Bond	5.577	02/21/23	203,109
100,000		European Investment Bank	4.875	02/15/36	131,253

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 250,000	g	Guatemala Government International Bond		4.500%	05/03/26	$252,250
200,000		Japan Bank for International Cooperation		2.375	04/20/26	201,340
100,000	g	Japan Finance Organization for Municipalities		3.000	03/12/24	103,598
250,000	g	Korea Housing Finance Corp		2.000	10/11/21	247,454
1,000,000		Kreditanstalt fuer Wiederaufbau		2.750	10/01/20	1,009,511
200,000		Mexico Government International Bond		3.600	01/30/25	204,700
250,000		Mexico Government International Bond		4.150	03/28/27	261,960
32,000		Mexico Government International Bond		6.050	01/11/40	38,192
160,000	g	Panama Notas del Tesora		3.750	04/17/26	165,361
150,000	g	Provincia de Buenos Aires		7.875	06/15/27	111,376
200,000	g	Provincia de Mendoza Argentina		8.375	05/19/24	171,002
300,000	g	Republic of Uzbekistan Government International Bond		4.750	02/20/24	313,415
UYU 2,765,000	g	Uruguay Government International Bond		9.875	06/20/22	77,810
$ 200,000	g	Zambia Government International Bond		8.500	04/14/24	133,963

		TOTAL FOREIGN GOVERNMENT BONDS				5,088,715

MORTGAGE BACKED - 18.2%
187,224		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/43	194,089
78,033		FHLMC		3.500	09/15/44	80,645
410,405	i	FHLMC	LIBOR 1 M + 0.300%	2.694	06/15/48	407,819
256,503	i	FHLMC	LIBOR 1 M + 9.920%	6.089	06/15/48	304,196
384,756	i	FHLMC	LIBOR 1 M + 9.840%	6.009	10/15/48	447,869
36,808		Federal Home Loan Mortgage Corp Gold (FGLMC)		5.000	06/01/36	40,253
12,605		FGLMC		5.000	07/01/39	13,699
290,760		FGLMC		3.500	04/01/45	303,211
1,187,912		FGLMC		3.500	10/01/45	1,237,367
378,403		FGLMC		4.000	12/01/45	400,625
410,489		FGLMC		3.500	08/01/46	427,498
2,270,311	h	FGLMC		3.000	01/01/47	2,297,175
1,432,158		FGLMC		3.000	02/01/47	1,449,218
19,473		FGLMC		4.500	06/01/47	20,904
556,609		FGLMC		4.000	09/01/47	587,279
226,727	h	FGLMC		3.500	12/01/47	235,989
716,451		FGLMC		3.500	03/01/48	743,512
216,283		FGLMC		4.000	03/01/48	228,878
185,342		FGLMC		4.000	07/01/48	196,244
253,356		FGLMC		4.500	08/01/48	272,461
18,069		Federal National Mortgage Association (FNMA)		6.000	08/01/21	18,528
189,370		FNMA		3.500	06/01/32	196,697
131,925		FNMA		3.000	11/01/32	134,828
980,349		FNMA		3.500	11/01/33	1,013,006
173,599		FNMA		5.000	05/01/35	189,715
7,197		FNMA		7.500	07/01/35	7,221
190,417		FNMA		5.000	02/01/36	208,169
390,904		FNMA		5.000	09/01/40	424,490
204,821	i	FNMA	LIBOR 1 M + 5.950%	3.546	09/25/43	36,233
59,787		FNMA		4.500	03/01/44	64,447
319,041		FNMA		4.500	10/01/44	342,322
654,390		FNMA		4.500	11/01/44	702,180
194,923		FNMA		5.000	11/01/44	211,609
75,194		FNMA		3.000	02/25/45	76,029
421,957		FNMA		3.000	02/25/45	433,685
219,458		FNMA		4.000	06/01/45	231,270
1,362,969		FNMA		3.000	12/25/45	1,388,244
734,962		FNMA		3.500	01/01/46	765,072
469,375		FNMA		4.000	01/01/46	496,605
29,293		FNMA		4.000	03/01/46	30,865

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 344,816		FNMA	3.000%	10/01/46	$344,951
595,191		FNMA	3.000	11/01/46	602,602
840,071		FNMA	3.500	12/01/46	864,852
755,045		FNMA	3.500	01/01/47	776,042
121,929		FNMA	3.000	04/25/47	124,488
58,591		FNMA	3.500	08/01/47	60,395
39,305		FNMA	3.000	11/01/47	39,320
72,676		FNMA	3.000	11/01/47	72,704
125,787	h	FNMA	3.500	01/01/48	130,465
228,545		FNMA	4.500	01/01/48	245,721
209,186		FNMA	4.500	02/01/48	224,820
1,032,069		FNMA	3.000	02/25/48	1,056,080
194,272		FNMA	4.000	03/01/48	205,450
922,423		FNMA	4.500	03/01/48	991,365
3,141,644		FNMA	4.000	04/01/48	3,265,636
182,112		FNMA	4.500	05/01/48	195,724
133,737		FNMA	4.500	05/01/48	143,733
460,682		FNMA	5.000	06/01/48	487,775
912,055		FNMA	4.000	08/01/48	942,230
182,620		FNMA	4.500	08/01/48	190,770
242,921		FNMA	5.000	08/01/48	264,485
99,192	h	FNMA	4.000	09/01/48	102,531
304,112	h	FNMA	3.000	11/01/48	307,277
185,529	h	FNMA	4.500	11/01/48	193,799
561,912		FNMA	4.000	12/01/48	580,995
984,882		FNMA	4.500	12/01/48	1,030,338
958,011	h	FNMA	3.500	06/01/49	980,456
127,288		FNMA	5.000	06/01/49	134,959
6,906		Government National Mortgage Association (GNMA)	5.000	03/15/34	7,227
49,739		GNMA	5.000	06/15/34	52,220
5,820		GNMA	5.000	04/15/38	6,404
2,679		GNMA	6.000	08/20/38	3,051
15,260		GNMA	4.500	04/15/40	16,315
347,476	†	GNMA	4.000	06/20/46	50,413
614,323		GNMA	3.000	12/20/47	628,229
1,308,274		GNMA	3.500	12/20/47	1,351,814
256,909		GNMA	3.000	01/20/48	262,725
1,389,487		GNMA	3.500	01/20/48	1,435,591
595,200		GNMA	4.000	12/20/48	616,972
363,814		GNMA	3.500	01/20/49	375,647

		TOTAL MORTGAGE BACKED			36,226,717

MUNICIPAL BONDS - 3.5%
200,000		City & County of San Francisco CA Community Facilities District	3.264	09/01/25	207,236
200,000		City & County of San Francisco CA Community Facilities District	4.038	09/01/34	212,366
100,000		City of Austin TX Electric Utility Revenue	2.456	11/15/22	101,265
100,000		City of Austin TX Electric Utility Revenue	2.524	11/15/23	101,546
100,000		City of Austin TX Electric Utility Revenue	2.574	11/15/24	101,797
100,000		City of Austin TX Electric Utility Revenue	2.677	11/15/25	102,303
300,000		City of New York NY	3.430	12/01/24	318,585
270,000		Commonwealth Financing Authority	3.864	06/01/38	283,897
415,000		Denver City & County School District No	4.242	12/15/37	469,365
300,000		Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	301,950
300,000		Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	313,710
335,000		Michigan Finance Authority	2.862	09/01/49	338,239
350,000		Michigan Finance Authority	2.988	09/01/49	357,102
170,000		New York State Dormitory Authority	4.294	07/01/44	182,119
200,000		Public Finance Authority	4.269	07/01/40	216,478
1,400,000		State of Illinois	5.100	06/01/33	1,474,312
300,000		State of Oregon Department of Administrative Services	4.103	05/01/39	321,267
1,000,000		State of Texas	3.295	10/01/25	1,066,650
500,000		University of California	3.063	07/01/25	519,215

		TOTAL MUNICIPAL BONDS			6,989,402

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

U.S. TREASURY SECURITIES - 20.2%
$ 100,000		United States Treasury Bond		3.500%	02/15/39	$118,676
1,000,000		United States Treasury Bond		3.125	11/15/41	1,118,164
2,935,700		United States Treasury Bond		3.000	11/15/45	3,208,972
290,000		United States Treasury Bond		2.500	05/15/46	287,950
1,865,000		United States Treasury Bond		2.875	11/15/46	1,993,292
765,000		United States Treasury Bond		3.000	05/15/47	836,928
1,060,000		United States Treasury Bond		3.125	05/15/48	1,187,821
1,976,000		United States Treasury Bond		3.375	11/15/48	2,322,726
1,013,060	k	United States Treasury Inflation Indexed Bonds		0.500	04/15/24	1,025,706
8,000		United States Treasury Note		1.375	09/30/19	7,983
45,000		United States Treasury Note		1.500	10/31/19	44,909
70,000		United States Treasury Note		1.750	11/30/19	69,888
100,000		United States Treasury Note		1.625	03/15/20	99,707
485,000		United States Treasury Note		2.500	05/31/20	487,141
850,000		United States Treasury Note		2.500	12/31/20	858,102
4,635,000		United States Treasury Note		2.500	01/31/21	4,682,798
1,365,000		United States Treasury Note		2.500	02/28/21	1,379,930
2,000,000		United States Treasury Note		2.250	03/31/21	2,015,156
3,930,000		United States Treasury Note		2.250	04/30/21	3,962,238
4,785,000		United States Treasury Note		1.750	06/15/22	4,790,047
75,000		United States Treasury Note		1.625	05/31/23	74,678
925,000		United States Treasury Note		2.875	09/30/23	967,312
300,000		United States Treasury Note		2.000	04/30/24	303,129
1,434,000		United States Treasury Note		2.000	05/31/24	1,450,132
35,000		United States Treasury Note		2.250	10/31/24	35,798
650,000		United States Treasury Note		2.625	01/31/26	680,469
960,000		United States Treasury Note		2.375	04/30/26	990,825
500,000		United States Treasury Note		2.125	05/31/26	508,027
3,094,000		United States Treasury Note		2.375	05/15/29	3,195,522
1,329,000		United States Treasury Note		3.000	02/15/49	1,457,539
100,000		United States Treasury Note		2.875	05/15/49	107,109

		TOTAL U.S. TREASURY SECURITIES				40,268,674

		TOTAL GOVERNMENT BONDS				88,973,521

		(Cost $86,769,080)

STRUCTURED ASSETS - 18.8%

ASSET BACKED - 8.2%
200,000		AmeriCredit Automobile Receivables Trust Series - 2015 3 (Class D)		3.340	08/08/21	200,912
19,116	i	Asset Backed Securities Corp Home Equity Loan Trust Series - 2004 HE5 (Class M1)	LIBOR 1 M + 0.900%	3.386	08/25/34	18,981
500,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2019 1A (Class A)		3.450	03/20/23	512,016
200,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2019 1A (Class B)		3.700	03/20/23	204,415
500,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2017 2A (Class A)		2.970	03/20/24	507,551
402,115	g	BRE Grand Islander Timeshare Issuer LLC Series - 2019 A (Class A)		3.280	09/26/33	408,537
995,852	g	Capital Automotive REIT Series - 2014 1A (Class A)		3.660	10/15/44	1,005,268
489,167	g	Capital Automotive REIT Series - 2017 1A (Class A1)		3.870	04/15/47	497,724
75,000		CarMax Auto Owner Trust Series - 2015 2 (Class B)		2.150	03/15/21	74,981

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 55,000		CarMax Auto Owner Trust Series - 2015 2 (Class C)		2.390%	03/15/21	$54,996
144,702	†,g,i	CBRE Realty Finance Series - 2007 1A (Class A2)	LIBOR 3 M + 0.300%	2.889	04/07/52	0
10,769		Centex Home Equity Series - 2002 A (Class AF6)		5.540	01/25/32	10,969
500,000		CFCRE Commercial Mortgage Trust Series - 2016 C7 (Class ASB)		3.644	12/10/54	523,480
492,500	g	DB Master Finance LLC Series - 2017 1A (Class A2I)		3.629	11/20/47	500,114
125,000	g	DB Master Finance LLC Series - 2019 1A (Class A2I)		3.787	05/20/49	127,665
125,000	g	DB Master Finance LLC Series - 2019 1A (Class A23)		4.352	05/20/49	129,227
202,645	g	Diamond Resorts Owner Trust Series - 2018 1 (Class A)		3.700	01/21/31	205,492
339,499	g	Domino’s Pizza Master Issuer LLC Series - 2015 1A (Class A2II)		4.474	10/25/45	353,303
245,625	g	Domino’s Pizza Master Issuer LLC Series - 2017 1A (Class A2II)		3.082	07/25/47	245,996
222,750	g	Domino’s Pizza Master Issuer LLC Series - 2018 1A (Class A2I)		4.116	07/25/48	229,390
64,769	g,i	Ellington Loan Acquisition Trust Series - 2007 2 (Class A2C)	LIBOR 1 M + 1.100%	3.504	05/25/37	65,243
175,002		GM Financial Automobile Leasing Trust Series - 2018 3 (Class A2A)		2.890	09/21/20	175,229
100,000	g	GMF Floorplan Owner Revolving Trust Series - 2017 1 (Class A1)		2.220	01/18/22	99,903
84,338	i	GSAMP Trust Series - 2004 HE2 (Class M1)	LIBOR 1 M + 0.975%	3.461	09/25/34	85,011
199,154	g	HERO Funding Trust Series - 2017 3A (Class A1)		3.190	09/20/48	202,383
199,154	g	HERO Funding Trust Series - 2017 3A (Class A2)		3.950	09/20/48	207,686
500,000	g	Hertz Vehicle Financing II LP Series - 2018 1A (Class A)		3.290	02/25/24	508,561
250,000	g	Hertz Vehicle Financing II LP Series - 2019 2A (Class A)		3.420	05/25/25	255,352
428,187	g	Hilton Grand Vacations Trust Series - 2017 AA (Class B)		2.960	12/26/28	430,069
10,817	i	Home Equity Asset Trust Series - 2003 1 (Class M1)	LIBOR 1 M + 1.500%	3.986	06/25/33	10,858
500,000	g,h	Horizon Aircraft Finance II Ltd Series - 2019 1 (Class A)		3.721	07/15/39	499,998
73,976	i	JP Morgan Mortgage Acquisition Trust Series - 2007 CH3 (Class A1B)	LIBOR 1 M + 0.320%	2.724	03/25/37	72,436
143,702	i	JP Morgan Mortgage Acquisition Trust Series - 2007 CH5 (Class A1)	LIBOR 1 M + 0.160%	2.564	06/25/37	141,585
23,041	i	Morgan Stanley ABS Capital I, Inc Trust Series - 2004 NC1 (Class M1)	LIBOR 1 M + 1.050%	3.266	12/27/33	23,129
14,964	i	Morgan Stanley ABS Capital I, Inc Trust Series - 2004 HE6 (Class M1)	LIBOR 1 M + 0.825%	3.229	08/25/34	14,938
555,472	g	MVW Owner Trust Series - 2017 1A (Class A)		2.420	12/20/34	553,751
300,000	g	MVW Owner Trust Series - 2019 1A (Class B)		3.000	11/20/36	302,716
195,000	g	MVW Owner Trust		3.330	11/20/36	197,272
		Series - 2019 1A (Class C)
250,000	g	Navient Student Loan Trust Series - 2019 BA (Class A2A)		3.390	12/15/59	257,968
500,000		Nissan Auto Lease Trust		2.050	09/15/20	499,753
		Series - 2017 B (Class A3)
34,437	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	34,224
		Series - 2014 AA (Class B)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 496,250	g	Planet Fitness Master Issuer LLC		4.262%	09/05/48	$511,232
		Series - 2018 1A (Class A2I)
177,148	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		4.125	08/25/33	178,350
		Series - 2018 NPL3 (Class A1)
98,283	g	PRPM LLC (Step Bond)		3.967	04/25/24	99,703
		Series - 2019 2A (Class A1)
106,354		Santander Drive Auto Receivables Trust		2.970	07/15/21	106,420
		Series - 2018 5 (Class A2A)
500,000	g	Santander Retail Auto Lease Trust		2.370	01/20/22	499,951
		Series - 2017 A (Class A4)
427,319	g	Sierra Receivables Funding Co LLC		3.200	03/20/34	429,798
		Series - 2017 1A (Class B)
217,287	g	Sierra Timeshare Receivables Funding LLC		3.200	01/20/36	222,577
		Series - 2019 1A (Class A)
217,287	g	Sierra Timeshare Receivables Funding LLC		3.770	01/20/36	220,617
		Series - 2019 1A (Class C)
185,837	g	Sofi Professional Loan Program LLC		3.120	02/25/48	187,353
		Series - 2018 D (Class A1FX)
91,186	g	SoFi Professional Loan Program LLC		2.760	12/26/36	91,713
		Series - 2016 A (Class A2)
500,000	g	SoFi Professional Loan Program LLC		2.840	01/25/41	505,181
		Series - 2017 F (Class A2FX)
152,469	g	SolarCity LMC		4.020	07/20/44	153,677
		Series - 2014 2 (Class A)
15,401	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	3.304	09/25/34	15,309
		Series - 2004 8 (Class M1)
16,948	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	3.404	09/25/34	16,974
		Series - 2004 8 (Class A9)
497,500	g	Taco Bell Funding LLC		4.318	11/25/48	516,052
		Series - 2018 1A (Class A2I)
491,126	g	TLF National Tax Lien Trust		3.840	12/15/29	492,402
		Series - 2017 1A (Class B)
353,527	g	Verizon Owner Trust		2.060	09/20/21	353,041
		Series - 2017 1A (Class A)
379,672	g	VOLT LXV LLC (Step Bond)		3.750	04/25/48	381,047
		Series - 2018 NPL1 (Class A1)
91,491	g	VOLT LXXIII LLC (Step Bond)		4.458	10/25/48	92,346
		Series - 2018 NPL9 (Class A1A)
116,651	g	VOLT LXXV LLC (Step Bond)		4.336	01/25/49	118,224
		Series - 2019 NPL1 (Class A1A)
104,031	g	VOLT LXXV LLC (Step Bond)		3.967	02/25/49	105,009
		Series - 2019 NPL2 (Class A1)
97,934	g	VOLT LXXV LLC (Step Bond)		3.967	03/25/49	98,642
		Series - 2019 NPL3 (Class A1)
492,500	g	Wendys Funding LLC		3.573	03/15/48	495,327
		Series - 2018 1A (Class A2I)

		TOTAL ASSET BACKED				16,340,027

OTHER MORTGAGE BACKED - 10.6%
46,233	g,i	Agate Bay Mortgage Trust		3.500	11/25/44	46,501
		Series - 2014 3 (Class A13)
898,038	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	895,322
		Series - 2015 6 (Class A9)
22,915	i	Alternative Loan Trust	LIBOR 1 M + 0.500%	2.904	06/25/34	23,166
		Series - 2004 8CB (Class M1)
200,000	g	BBCMS Trust		4.197	08/10/35	219,885
		Series - 2015 SRCH (Class A2)
43,196	i	CHL Mortgage Pass-Through Trust		4.285	02/20/35	43,633
		Series - 2004 HYB9 (Class 1A1)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 500,000		Citigroup Commercial Mortgage Trust		3.576%	04/10/49	$521,732
		Series - 2016 GC37 (Class AS)
750,000		COMM Mortgage Trust		2.853	10/15/45	757,146
		Series - 2012 CR4 (Class A3)
1,000,000	g,i	COMM Mortgage Trust		4.093	06/10/46	1,041,401
		Series - 2013 CR8 (Class B)
600,000	i	COMM Mortgage Trust		4.456	07/15/47	637,169
		Series - 2014 CR18 (Class B)
300,000	i	COMM Mortgage Trust		3.603	03/10/48	312,478
		Series - 2015 CR22 (Class AM)
200,000	g,i	COMM Mortgage Trust		4.255	03/10/48	194,975
		Series - 2015 CR22 (Class D)
500,000		COMM Mortgage Trust		3.801	05/10/48	525,909
		Series - 2015 CR23 (Class AM)
390,000	g,i	COMM Mortgage Trust		3.807	05/10/48	392,721
		Series - 2015 CR23 (Class CMB)
550,000	i	COMM Mortgage Trust		4.183	05/10/48	579,513
		Series - 2015 CR23 (Class B)
100,000	i	COMM Mortgage Trust		4.393	05/10/48	105,078
		Series - 2015 CR23 (Class C)
500,000		COMM Mortgage Trust		3.696	08/10/48	532,611
		Series - 2015 CR24 (Class A5)
250,000		COMM Mortgage Trust		3.984	10/10/48	265,456
		Series - 2015 CR27 (Class AM)
194,869	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	5.004	05/25/24	201,402
		Series - 2014 C02 (Class 1M2)
240,564	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.404	07/25/24	252,251
		Series - 2014 C03 (Class 1M2)
217,309	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.854	01/25/29	217,952
		Series - 2016 C04 (Class 1M1)
420,464	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.704	04/25/29	421,952
		Series - 2016 C06 (Class 1M1)
105,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	4.604	01/25/30	106,331
		Series - 2017 C05 (Class 1M2A)
253,333	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	3.004	07/25/30	253,195
		Series - 2018 C01 (Class 1M1)
155,000	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.254	10/25/30	155,369
		Series - 2018 C03 (Class 1EA2)
11,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.350%	4.754	01/25/31	11,098
		Series - 2018 C05 (Class 1M2)
24,044	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.254	07/25/31	24,079
		Series - 2019 R01 (Class 2M1)
15,000	g,i	Connecticut Avenue Securities	LIBOR 1 M + 2.450%	4.854	07/25/31	15,180
		Series - 2019 R01 (Class 2M2)
55,000	†,g,h,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.154	06/25/39	55,048
		Series - 2019 R04 (Class 2M1)
40,000	g,i	CSMC Trust	LIBOR 1 M + 0.650%	3.054	05/25/36	39,710
		Series - 2006 CF2 (Class M3)
1,300,000	g,i	DBUBS Mortgage Trust		5.714	07/10/44	1,355,643
		Series - 2011 LC2A (Class D)
175,000	g,i	DBUBS Mortgage Trust		5.885	11/10/46	181,981
		Series - 2011 LC1A (Class C)
93,179	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	3.139	12/25/35	92,834
		Series - 2005 2 (Class M2)
347,099	g,i	FirstKey Mortgage Trust		3.500	11/25/44	349,011
		Series - 2014 1 (Class A8)
81,515	g,i	Flagstar Mortgage Trust		4.000	09/25/48	81,856
		Series - 2018 5 (Class A11)
63,478	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	3.010	08/19/45	63,094
		Series - 2005 11 (Class 2A1A)
400,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	405,047
		Series - 2016 10HY (Class A)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 300,000	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.021%	07/05/32	$310,443
		Series - 2012 HSBC (Class C)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.582	07/15/46	104,800
		Series - 2011 C4 (Class C)
61,211	g,i	JP Morgan Mortgage Trust	3.500	05/25/46	60,873
		Series - 2016 1 (Class A13)
34,578	g,i	JP Morgan Mortgage Trust	3.500	01/25/47	35,040
		Series - 2017 1 (Class A3)
126,122	g,i	JP Morgan Mortgage Trust	3.500	05/25/47	125,896
		Series - 2017 2 (Class A13)
60,154	g,i	JP Morgan Mortgage Trust	3.500	08/25/47	61,035
		Series - 2017 3 (Class 1A5)
144,900	g,i	JP Morgan Mortgage Trust	3.500	06/25/48	147,023
		Series - 2018 1 (Class A5)
47,428	g,i	JP Morgan Mortgage Trust	3.500	09/25/48	48,123
		Series - 2018 3 (Class A5)
90,514	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	91,840
		Series - 2018 4 (Class A5)
442,236	g,i	JP Morgan Mortgage Trust	3.500	10/25/48	448,979
		Series - 2018 5 (Class A5)
404,193	g,i	JP Morgan Mortgage Trust	3.500	12/25/48	410,114
		Series - 2018 6 (Class 1A3)
57,367	g,i	JP Morgan Mortgage Trust	4.000	01/25/49	57,830
		Series - 2018 8 (Class A13)
38,168	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	38,542
		Series - 2018 9 (Class A13)
182,717	g,i	JP Morgan Mortgage Trust	4.000	05/25/49	186,392
		Series - 2019 1 (Class A15)
680,000		JPMBB Commercial Mortgage Securities Trust	3.775	08/15/47	718,953
		Series - 2014 C21 (Class A5)
500,000	i	JPMBB Commercial Mortgage Securities Trust	3.917	05/15/48	526,044
		Series - 2015 C29 (Class AS)
500,000		JPMBB Commercial Mortgage Securities Trust	4.106	08/15/48	531,788
		Series - 2015 C31 (Class AS)
200,000	i	JPMBB Commercial Mortgage Securities Trust	4.771	08/15/48	215,975
		Series - 2015 C31 (Class B)
4,916	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	4,910
		Series - 2007 C6 (Class AM)
328,128	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.384	02/15/47	352,303
		Series - 2014 C14 (Class AS)
628,927		Morgan Stanley Bank of America Merrill Lynch Trust	3.652	03/15/48	655,703
		Series - 2015 C21 (Class AS)
52,714	g,i	Sequoia Mortgage Trust	3.500	05/25/45	53,382
		Series - 2015 2 (Class A1)
203,221	g,i	Sequoia Mortgage Trust	3.500	11/25/46	206,584
		Series - 2016 3 (Class A10)
81,567	g,i	Sequoia Mortgage Trust	3.500	02/25/47	81,159
		Series - 2017 2 (Class A19)
98,923	g,i	Sequoia Mortgage Trust	3.500	02/25/48	100,117
		Series - 2018 2 (Class A1)
321,818	g,i	Sequoia Mortgage Trust	3.500	03/25/48	323,490
		Series - 2018 3 (Class A1)
509,211	g,i	Sequoia Mortgage Trust	3.500	05/25/48	517,536
		Series - 2018 5 (Class A4)
77,964	g,i	Sequoia Mortgage Trust	4.000	06/25/48	79,716
		Series - 2018 CH2 (Class A21)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 86,360	g,i	Sequoia Mortgage Trust		4.000%	11/25/48	$87,218
		Series - 2018 8 (Class A19)
196,234	g,i	Sequoia Mortgage Trust		4.000	06/25/49	200,764
		Series - 2019 2 (Class A1)
98,117	g,i	Sequoia Mortgage Trust		4.000	06/25/49	100,137
		Series - 2019 2 (Class A19)
94,238	g,i	Spruce Hill Mortgage Loan Trust		3.395	04/29/49	95,095
		Series - 2019 SH1 (Class A1)
142,942	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.604	09/25/24	145,192
		Series - 2014 HQ2 (Class M2)
225,232	i	STACR	LIBOR 1 M + 3.800%	6.204	03/25/25	231,742
		Series - 2015 HQ1 (Class M3)
161,301	i	STACR	LIBOR 1 M + 1.950%	4.354	05/25/25	162,866
		Series - 2015 HQ2 (Class M2)
5,867	i	STACR	LIBOR 1 M + 1.200%	3.604	07/25/29	5,890
		Series - 2017 DNA1 (Class M1)
570,753	i	STACR	LIBOR 1 M + 0.750%	3.154	03/25/30	571,404
		Series - 2017 DNA3 (Class M1)
349,246	i	STACR	LIBOR 1 M + 0.950%	3.354	04/25/30	347,316
		Series - 2017 HQA3 (Class M2AS)
48,135	g,i	STACR		3.818	05/25/48	48,293
		Series - 2018 SPI2 (Class M1)
99,358	g,i	STACR		4.165	08/25/48	100,391
		Series - 2018 SPI3 (Class M1)
25,000	g,i	STACR		4.460	11/25/48	24,881
		Series - 2018 SPI4 (Class M2)
301,036	i	Wachovia Bank Commercial Mortgage Trust		6.308	05/15/46	302,842
		Series - 2007 C34 (Class AJ)
72,000	i	Wachovia Bank Commercial Mortgage Trust		6.383	05/15/46	72,726
		Series - 2007 C34 (Class C)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust		5.276	11/15/43	51,542
		Series - 2010 C1 (Class B)
645,000	i	WFRBS Commercial Mortgage Trust		4.387	12/15/46	690,747
		Series - 2013 C18 (Class AS)

		TOTAL OTHER MORTGAGE BACKED				21,111,365

		TOTAL STRUCTURED ASSETS				37,451,392

		(Cost $36,749,640)
		TOTAL BONDS				190,809,225

		(Cost $185,176,877)

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp				68,411
17,265	*	Federal National Mortgage Association (FNMA)				215,122

		TOTAL BANKS				283,533

		TOTAL PREFERRED STOCKS				283,533

		(Cost $569,550)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.4%

GOVERNMENT AGENCY DEBT - 2.4%
$ 4,824,000	Federal Home Loan Bank (FHLB)	2.100%	07/01/19	$4,824,000

	TOTAL GOVERNMENT AGENCY DEBT			4,824,000

	TOTAL SHORT-TERM INVESTMENTS			4,824,000

	(Cost $4,824,000)
	TOTAL INVESTMENTS - 99.5%			198,219,665
	(Cost $192,911,956)
	OTHER ASSETS & LIABILITIES, NET - 0.5%			857,850

	NET ASSETS - 100.0%			$199,077,515

Abbreviation(s):

LIBOR	London Interbank Offered Rates
M	Month
REIT	Real Estate Investment Trust
UYU	Uruguayan Peso
W	Week

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/19, the aggregate value of these securities was $37,151,486 or 18.7% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Bilateral credit default swap contracts outstanding as of June 30, 2019 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount*	Value	Upfront premiums paid (received)	Unrealized appreciation (depreciation)
CDX-EMS31-V1-5Y Index	1.000%	Credit event as specified in contract	Citibank, N.A	06/20/24	$500,000	$15,595	$15,679	$(84)

*

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Centrally cleared credit default swap contracts outstanding as of June 30, 2019 were as follows:

PURCHASED

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount*	Variation margin	Unrealized appreciation (depreciation)
CDX-NAHYS32V1-5Y Index	5.000%	Credit event as specified in contract	Citigroup Global Markets, Inc	06/20/24	$500,000	$(954)	$(5,620)

*

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 99.5%

GOVERNMENT AGENCY DEBT - 69.8%
$ 825,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	08/23/19	$822,146
2,365,000	FAMC	0.010	09/23/19	2,353,053
126,000	Federal Farm Credit Bank (FFCB)	0.010	07/03/19	125,983
1,000,000	FFCB	0.010	07/09/19	999,471
1,000,000	FFCB	0.010	07/31/19	998,083
2,000,000	FFCB	0.010	08/05/19	1,995,411
1,500,000	FFCB	0.010	08/06/19	1,496,465
2,100,000	FFCB	0.010	08/12/19	2,094,610
2,000,000	FFCB	0.010	08/14/19	1,994,476
1,680,000	FFCB	0.010	08/20/19	1,674,633
1,100,000	FFCB	0.010	08/26/19	1,095,876
1,500,000	FFCB	0.010	09/03/19	1,493,500
466,000	FFCB	0.010	09/09/19	463,789
1,000,000	FFCB	0.010	09/16/19	994,888
500,000	FFCB	0.010	09/23/19	497,212
2,498,000	FFCB	0.010	10/04/19	2,483,275
750,000	FFCB	0.010	10/21/19	744,423
1,000,000	Federal Home Loan Bank (FHLB)	0.010	07/01/19	1,000,000
3,000,000	FHLB	0.010	07/03/19	2,999,611
935,000	FHLB	0.010	07/09/19	934,504
1,925,000	FHLB	0.010	07/10/19	1,923,842
2,305,000	FHLB	0.010	07/12/19	2,303,398
1,000,000	FHLB	0.010	07/15/19	999,055
1,200,000	FHLB	0.010	07/17/19	1,198,816
1,000,000	FHLB	0.010	07/19/19	998,795
900,000	FHLB	0.010	07/22/19	898,798
828,000	FHLB	0.010	07/23/19	826,816
594,000	FHLB	0.010	07/24/19	593,089
897,000	FHLB	0.010	07/31/19	895,348
1,000,000	FHLB	0.010	08/07/19	997,677
750,000	FHLB	0.010	08/09/19	748,034
2,950,000	FHLB	0.010	08/15/19	2,941,482
2,625,000	FHLB	0.010	08/16/19	2,617,420
1,000,000	FHLB	0.010	08/21/19	996,650
1,404,000	FHLB	0.010	08/23/19	1,399,251
2,159,000	FHLB	0.010	08/30/19	2,150,607
2,300,000	FHLB	0.010	09/04/19	2,290,413
6,000,000	FHLB	0.010	09/13/19	5,972,867
1,500,000	FHLB	0.010	09/18/19	1,492,824
1,000,000	FHLB	0.010	09/20/19	995,163
520,000	FHLB	0.010	09/23/19	517,367
1,600,000	FHLB	0.010	09/25/19	1,591,729
2,000,000	FHLB	0.010	09/30/19	1,989,181
500,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010	07/03/19	499,934
1,000,000	FHLMC	0.010	07/08/19	999,536
1,225,000	FHLMC	0.010	09/24/19	1,218,006
920,000	FHLMC	0.010	10/03/19	914,271
500,000	FHLMC	0.010	10/04/19	496,860
535,000	FHLMC	0.010	10/07/19	531,585
1,085,000	FHLMC	0.010	10/17/19	1,077,393
500,000	FHLMC	0.010	10/18/19	496,472
430,000	FHLMC	0.010	10/29/19	426,574
780,000	FHLMC	0.010	11/04/19	773,516

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 1,370,000		FHLMC		0.010%	11/19/19	$1,358,294
580,000		Federal National Mortgage Association (FNMA)		0.010	07/01/19	580,000
1,000,000		FNMA		0.010	08/07/19	997,554
800,000		FNMA		0.010	09/18/19	796,226

		TOTAL GOVERNMENT AGENCY DEBT				75,766,252

TREASURY DEBT - 11.0%
1,500,000		United States Treasury Bill		0.010	07/02/19	1,499,903
1,000,000		United States Treasury Bill		0.010	07/05/19	999,736
2,000,000		United States Treasury Bill		0.010	07/11/19	1,998,688
995,000		United States Treasury Bill		0.010	07/16/19	994,051
1,080,000		United States Treasury Bill		0.010	07/18/19	1,078,786
1,000,000		United States Treasury Bill		0.010	08/01/19	997,965
2,500,000		United States Treasury Bill		0.010	10/24/19	2,483,054
300,000		United States Treasury Note		1.000	10/15/19	298,701
1,563,000		United States Treasury Note		1.000	11/15/19	1,554,012

		TOTAL TREASURY DEBT				11,904,896

VARIABLE RATE SECURITIES - 18.7%
500,000	i	Federal Agricultural Mortgage Corp (FAMC)	EFFR + 0.150%	2.530	09/27/19	500,000
500,000	i	FAMC	LIBOR 3 M - 0.200%	2.379	11/01/19	500,000
500,000	i	FAMC	EFFR + 0.120%	2.500	02/26/20	500,000
500,000	i	FAMC	FRED - 2.950%	2.550	05/19/20	500,000
500,000	i	FAMC	EFFR + 0.100%	2.480	07/06/20	500,000
500,000	i	FAMC	EFFR + 0.090%	2.470	07/08/20	500,000
1,000,000	i	FAMC	FRED - 3.020%	2.480	09/01/20	1,000,000
2,000,000	i	FAMC	SOFR + 0.080%	2.500	12/21/20	2,000,000
250,000	i	Federal Farm Credit Bank (FFCB)	FRED - 3.080%	2.420	08/16/19	249,997
600,000	i	FFCB	FRED - 3.075%	2.425	09/25/19	599,886
300,000	i	FFCB	FRED - 3.080%	2.420	10/10/19	299,925
300,000	i	FFCB	US Treasury Bill 3 M + 0.050%	2.146	10/18/19	300,000
250,000	i	FFCB	FRED - 3.065%	2.435	12/26/19	249,951
1,000,000	i	FFCB	LIBOR 1 M - 0.030%	2.389	01/07/20	1,000,000
300,000	i	FFCB	US Treasury Bill 3 M + 0.055%	2.151	01/27/20	300,000
500,000	i	FFCB	FRED - 2.980%	2.520	02/20/20	500,000
300,000	i	FFCB	FRED - 2.870%	2.630	05/29/20	300,000
1,000,000	i	FFCB	FRED - 2.960%	2.540	07/09/20	999,924
500,000	i	FFCB	US Treasury Bill 3 M + 0.045%	2.141	08/17/20	499,972
500,000	i	FFCB	FRED - 3.020%	2.480	09/28/20	499,474
500,000	i	FFCB	US Treasury Bill 3 M + 0.160%	2.256	01/19/21	499,923
500,000	i	Federal Home Loan Bank (FHLB)	LIBOR 1 M - 0.070%	2.343	07/12/19	500,000
500,000	i	FHLB	SOFR + 0.060%	2.480	09/10/19	500,000
2,500,000	i	FHLB	SOFR + 0.035%	2.455	06/19/20	2,500,000
230,000	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 3 M - 0.165%	2.433	07/05/19	230,001
750,000	i	FHLMC	LIBOR 1 M - 0.100%	2.312	08/08/19	750,002
500,000	i	Federal National Mortgage Association (FNMA)	SOFR + 0.070%	2.490	10/30/19	500,000
500,000	i	FNMA	SOFR + 0.060%	2.480	07/30/20	500,000
500,000	i	FNMA	SOFR + 0.075%	2.495	10/30/20	500,000
500,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.048%	2.144	10/31/19	500,069

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 1,500,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.033%	2.129%	04/30/20	$1,499,832

		TOTAL VARIABLE RATE SECURITIES				20,278,956

		TOTAL SHORT-TERM INVESTMENTS				107,950,104

		(Cost $107,950,104)
		TOTAL PORTFOLIO - 99.5%				107,950,104
		(Cost $107,950,104)
		OTHER ASSETS & LIABILITIES, NET - 0.5%				493,484

		NET ASSETS - 100.0%				$108,443,588

Abbreviation(s):

EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

SHARES	SECURITY	VALUE

TIAA-CREF LIFE FUNDS - 99.9%(a)

FIXED INCOME - 49.2%
2,978,397	TIAA-CREF Life Bond Fund	$31,690,147

	TOTAL FIXED INCOME	31,690,147

INTERNATIONAL EQUITY - 10.1%
815,605	TIAA-CREF Life International Equity Fund	6,516,688

	TOTAL INTERNATIONAL EQUITY	6,516,688

U.S. EQUITY - 40.6%
358,885	TIAA-CREF Life Growth Equity Fund	5,971,847
350,128	TIAA-CREF Life Growth & Income Fund	6,526,391
399,656	TIAA-CREF Life Large-Cap Value Fund	5,799,009
86,494	TIAA-CREF Life Real Estate Securities Fund	1,287,038
89,153	TIAA-CREF Life Small-Cap Equity Fund	1,308,762
200,975	TIAA-CREF Life Stock Index Fund	5,231,389

	TOTAL U.S. EQUITY	26,124,436

	TOTAL TIAA-CREF LIFE FUNDS	64,331,271

	(Cost $56,330,678)
	TOTAL INVESTMENTS - 99.9%	64,331,271
	(Cost $56,330,678)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	43,773

	NET ASSETS - 100.0%	$64,375,044

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: August 15, 2019	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 15, 2019	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President (principal executive officer)

Dated: August 15, 2019	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer